UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08918

HC Capital Trust
(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 242-9596

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.17%
	Advertising — 0.02%
2,300	Omnicom Group, Inc.	$113

	Aerospace & Defense — 3.14%
14,560	General Dynamics Corp.	1,115
70,557	Honeywell International, Inc.	4,213
19,233	Huntington Ingalls Industries, Inc. (a)	798
2,600	Lockheed Martin Corp.	209
115,198	Northrop Grumman Corp.	7,224
58,749	Raytheon Co.	2,989
6,155	The Boeing Co.	455
3,403	United Technologies Corp.	288
		17,291
	Agricultural Products — 1.77%
149,351	Archer-Daniels-Midland Co.	5,378
60,600	Bunge Ltd.	4,383
		9,761
	Air Freight & Logistics — 0.08%
4,664	FedEx Corp.	436

	Airlines — 0.36%
202,100	Delta Air Lines, Inc. (a)	1,981

	Aluminum — 0.60%
185,987	Alcoa, Inc.	3,283

	Apparel Retail — 0.42%
101,043	The Gap, Inc.	2,290

	Asset Management & Custody Banks — 0.87%
51,138	Bank of New York Mellon Corp.	1,527
14,744	BlackRock, Inc., Class - A	2,964
6,200	Northern Trust Corp.	315
		4,806
	Auto Parts & Equipment — 0.87%
66,565	Johnson Controls, Inc.	2,767
41,200	Lear Corp.	2,014
		4,781
	Automobile Manufacturers — 0.33%
75,900	Ford Motor Co. (a)	1,132
22,300	General Motors Co. (a)	692
		1,824
	Biotechnology — 1.26%
40,433	Amgen, Inc. (a)	2,161
10,152	Biogen Idec, Inc. (a)	745
2,800	Genzyme Corp. (a)	213
89,200	Gilead Sciences, Inc. (a)	3,786
		6,905
	Brewers — 0.32%
37,059	Molson Coors Brewing Co., Class - B	1,738

	Cable & Satellite — 3.50%
352,886	Comcast Corp., Class - A	8,723
77,300	DIRECTV, Class - A (a)	3,618
97,292	Time Warner Cable, Inc.	6,941
		19,282
	Communications Equipment — 0.97%
128,309	Corning, Inc.	2,647
12,234	Motorola Mobility Holdings, Inc. (a)	298
39,825	Motorola Solutions, Inc. (a)	1,780
11,600	Qualcomm, Inc.	636
		5,361
	Computer Hardware — 1.81%
390,300	Dell, Inc. (a)	5,663
104,900	Hewlett-Packard Co.	4,298
		9,961
	Construction & Farm Machinery & Heavy Trucks — 0.02%
1,014	Deere & Co.	98

	Consumer Electronics — 0.26%
41,600	Garmin Ltd.	1,409

	Consumer Finance — 0.40%
42,300	Capital One Financial Corp.	2,198

	Department Stores — 0.61%
63,426	Kohl's Corp.	3,364

	Distillers & Vintners — 0.38%
103,300	Constellation Brands, Inc., Class - A (a)	2,095

	Diversified Banks — 3.69%
22,600	Comerica, Inc.	830
80,967	U.S. Bancorp	2,140
546,459	Wells Fargo & Co.	17,323
		20,293
	Diversified Chemicals — 1.43%
25,063	E.I. du Pont de Nemours & Co.	1,378
172,151	The Dow Chemical Co.	6,498
		7,876
	Diversified Metals & Mining — 0.21%
66,200	Commercial Metals Co.	1,143

	Drug Retail — 0.47%
71,362	CVS Caremark Corp.	2,449
3,500	Walgreen Co.	141
		2,590
	Electric Utilities — 1.38%
20,181	American Electric Power, Inc.	709
55,377	Duke Energy Corp.	1,005
52,200	Edison International	1,910
7,608	Entergy Corp.	511
27,839	Exelon Corp.	1,148
17,505	NextEra Energy, Inc.	965
34,737	The Southern Co.	1,324
		7,572
	Electronic Manufacturing Services — 0.26%
41,800	TE Connectivity Ltd.	1,455

	Environmental & Facilities Services — 0.14%
20,390	Waste Management, Inc.	761

	Fertilizers & Agricultural Chemicals — 0.35%
26,550	Monsanto Co.	1,918

	Food Retail — 0.97%
222,957	The Kroger Co.	5,344

	Health Care Distributors — 0.16%
10,087	Cardinal Health, Inc.	415
6,123	McKesson Corp.	484
		899
	Health Care Equipment — 0.81%
4,300	Baxter International, Inc.	231
64,178	Covidien PLC	3,333
10,800	Medtronic, Inc.	425
8,086	Zimmer Holdings, Inc. (a)	490
		4,479
	Health Care Facilities — 0.28%
45,800	HCA Holdings, Inc. (a)	1,551

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Home Entertainment Software — 0.03%
16,418	Activision Blizzard, Inc.	$180

	Home Improvement Retail — 1.44%
300,407	Lowe's Cos., Inc.	7,940

	Homebuilding — 0.20%
1,442	NVR, Inc. (a)	1,090

	Hotels, Resorts & Cruise Lines — 0.35%
11,646	Carnival Corp.	447
35,400	Royal Caribbean Cruises Ltd. (a)	1,460
		1,907
	Household Products — 1.72%
3,351	Colgate-Palmolive Co.	271
32,906	Kimberly-Clark Corp.	2,148
114,165	The Procter & Gamble Co.	7,032
		9,451
	Hypermarkets & Super Centers — 0.31%
32,346	Wal-Mart Stores, Inc.	1,684

	Independent Power Producers & Energy Traders — 0.20%
35,500	Constellation Energy Group, Inc.	1,105

	Industrial Conglomerates — 1.95%
497,255	General Electric Co.	9,970
17,238	Tyco International Ltd.	772
		10,742
	Industrial Machinery — 1.42%
1,730	Danaher Corp.	90
26,000	Eaton Corp.	1,442
105,100	Ingersoll-Rand PLC	5,077
12,700	Parker Hannifin Corp.	1,202
		7,811
	Insurance Brokers — 0.53%
54,779	Aon Corp.	2,901

	Integrated Oil & Gas — 8.25%
111,817	Chevron Corp.	12,013
126,513	ConocoPhillips	10,103
17,481	Exxon Mobil Corp.	1,471
54,148	Hess Corp.	4,614
217,223	Marathon Oil Corp.	11,580
53,560	Occidental Petroleum Corp.	5,596
		45,377
	Integrated Telecommunication Services — 3.88%
366,505	AT&T, Inc.	11,215
96,423	BCE, Inc.	3,504
48,300	CenturyLink, Inc.	2,007
119,208	Verizon Communications, Inc.	4,594
		21,320
	Internet Software & Services — 0.27%
30,180	eBay, Inc. (a)	937
31,766	Yahoo!, Inc. (a)	529
		1,466
	Investment Banking & Brokerage — 2.32%
126,765	Morgan Stanley	3,463
72,650	The Charles Schwab Corp.	1,310
50,280	The Goldman Sachs Group, Inc.	7,968
		12,741
	IT Consulting & Other Services — 0.39%
38,674	Accenture PLC, Class - A	2,126

	Life & Health Insurance — 1.27%
43,124	Aflac, Inc.	2,276
105,292	MetLife, Inc.	4,710
		6,986
	Life Sciences Tools & Services — 0.17%
17,261	Thermo Electron Corp. (a)	959

	Managed Health Care — 1.73%
16,859	Aetna, Inc.	631
35,100	Health Net, Inc. (a)	1,148
47,909	UnitedHealth Group, Inc.	2,165
80,158	WellPoint, Inc.	5,594
		9,538
	Metal & Glass Containers — 0.24%
43,196	Owens-Illinois, Inc. (a)	1,304

	Movies & Entertainment — 4.56%
316,039	News Corp., Class - A	5,550
82,547	The Walt Disney Co.	3,557
223,701	Time Warner, Inc.	7,986
171,626	Viacom, Inc., Class - B	7,984
		25,077
	Multi-line Insurance — 0.10%
13,249	Loews Corp.	571

	Multi-Utilities — 1.16%
25,248	Dominion Resources, Inc.	1,128
45,500	DTE Energy Co.	2,228
84,200	NiSource, Inc.	1,615
16,565	PG&E Corp.	732
21,294	Public Service Enterprise Group, Inc.	671
		6,374
	Oil & Gas Drilling — 0.93%
58,700	ENSCO International PLC - Sponsored ADR	3,395
56,300	Nabors Industries Ltd. (a)	1,711
		5,106
	Oil & Gas Equipment & Services — 0.55%
13,120	Baker Hughes, Inc.	963
17,692	National Oilwell Varco, Inc.	1,403
7,326	Schlumberger Ltd.	683
		3,049
	Oil & Gas Exploration & Production — 4.00%
20,896	Anadarko Petroleum Corp.	1,712
20,999	Apache Corp.	2,749
27,384	Chesapeake Energy Corp.	918
120,085	Devon Energy Corp.	11,020
34,800	Newfield Exploration Co. (a)	2,645
119,700	Nexen, Inc.	2,983
		22,027
	Oil & Gas Refining & Marketing — 0.23%
47,300	Tesoro Corp. (a)	1,269

	Oil & Gas Storage & Transportation — 0.08%
14,690	The Williams Cos., Inc.	458

	Other Diversified Financial Services — 6.29%
423,028	Bank of America Corp.	5,639
1,650,202	Citigroup, Inc. (a)	7,294
469,807	JPMorgan Chase & Co.	21,658
		34,591
	Packaged Foods & Meats — 0.96%
11,480	General Mills, Inc.	419
1,200	Kellogg Co.	65
67,786	Kraft Foods, Inc.	2,126

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Packaged Foods & Meats (continued)
110,300	Smithfield Foods, Inc. (a)	$2,654
		5,264
	Pharmaceuticals — 11.29%
6,400	Abbott Laboratories	314
138,900	AstraZeneca PLC - Sponsored ADR	6,406
72,687	Bristol-Myers Squibb Co.	1,921
33,133	Eli Lilly & Co.	1,165
263,931	Johnson & Johnson	15,638
248,677	Merck & Co., Inc.	8,209
1,124,165	Pfizer, Inc.	22,832
159,195	Sanofi-Aventis - Sponsored ADR	5,607
		62,092
	Property & Casualty Insurance — 3.17%
66,850	ACE Ltd.	4,325
72,949	Berkshire Hathaway, Inc., Class - B (a)	6,101
22,678	The Allstate Corp.	721
12,811	The Chubb Corp.	785
92,339	The Travelers Cos., Inc.	5,492
		17,424
	Publishing — 0.27%
70,400	Gannett Co., Inc.	1,072
10,800	Thomson Reuters Corp.	424
		1,496
	Railroads — 0.75%
15,513	CSX Corp.	1,219
15,678	Norfolk Southern Corp.	1,086
18,649	Union Pacific Corp.	1,834
		4,139
	Regional Banks — 1.22%
193,095	BB&T Corp.	5,301
22,230	PNC Financial Services Group, Inc.	1,400
		6,701
	Retail Real Estate Investment Trusts — 0.07%
3,830	Simon Property Group, Inc.	410
1	The Macerich Co.	—
		410
	Semiconductor Equipment — 0.41%
145,900	Applied Materials, Inc.	2,279

	Semiconductors — 0.89%
74,114	Intel Corp.	1,495
97,898	Texas Instruments, Inc.	3,383
		4,878
	Soft Drinks — 2.41%
110,976	PepsiCo, Inc.	7,148
92,224	The Coca-Cola Co.	6,119
		13,267
	Specialized Finance — 0.15%
2,808	CME Group, Inc.	847

	Specialized Real Estate Investment Trust — 0.01%
600	Public Storage	66

	Steel — 0.48%
7,649	Nucor Corp.	352
20,800	Reliance Steel & Aluminum Co.	1,202
58,300	Steel Dynamics, Inc.	1,094
		2,648
	Systems Software — 1.31%
262,429	Microsoft Corp.	6,655

	Systems Software (continued)
30,800	Symantec Corp. (a)	571
		7,226
	Tobacco — 1.09%
180,600	Altria Group, Inc.	4,701
12,300	Philip Morris International, Inc.	807
14,290	Reynolds American, Inc.	508
		6,016
	Wireless Telecommunication Services — 0.98%
125,101	Sprint Nextel Corp. (a)	580
168,017	Vodafone Group PLC - Sponsored ADR	4,831
		5,411
	Total Common Stocks	540,172
	U.S. Treasury Obligations — 0.05%
$219	U.S. Treasury Bills, 0.13%, 4/7/11 (b)(c)	219
40	U.S. Treasury Bills, 0.05%, 5/19/11 (b)(c)	40
	Total U.S. Treasury Obligations	259

	Time Deposit — 0.94%
5,176	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/11	5,176
	Total Time Deposit	5,176

	Mutual Fund — 0.35%
1,944,641	Alliance Money Market Fund Prime Portfolio, 0.12% (d)	1,945
	Total Mutual Fund	1,945
	Total Investments
	(cost $430,780) — 99.51%	547,552

	Other assets in excess of liabilities — 0.49%	2,684

	Net Assets — 100.00%	$550,236

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Represents non-income producing security.
(b)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(c)	Rate disclosed represents effective yield at purchase.
(d)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011.

ADR	—	American Depositary Receipt

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
55	S&P 500 E-Mini Future	$3,633	Jun-11	$60
	Net Unrealized Appreciation/(Depreciation)			$60

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Value Portfolio	AllianceBernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	40.98%	22.49%	35.18%	98.65%
U.S. Treasury Obligations	-	-	0.05%	0.05%
Time Deposit	0.19%	0.76%	-	0.95%
Mutual Fund	-	-	0.35%	0.35%
Total Investments	41.17%	23.25%	35.58%	100.00%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.58%
	Advertising — 0.01%
2,297	Omnicom Group, Inc.	$113

	Aerospace & Defense — 2.75%
13,351	General Dynamics Corp.	1,022
124,553	Honeywell International, Inc.	7,437
26,352	Huntington Ingalls Industries, Inc. (a)	1,094
2,352	Lockheed Martin Corp.	189
157,712	Northrop Grumman Corp.	9,890
76,858	Raytheon Co.	3,910
5,821	The Boeing Co.	430
3,260	United Technologies Corp.	276
		24,248
	Agricultural Products — 1.67%
222,224	Archer-Daniels-Midland Co.	8,002
92,400	Bunge Ltd.	6,684
		14,686
	Air Freight & Logistics — 0.05%
4,290	FedEx Corp.	401

	Airlines — 0.32%
292,400	Delta Air Lines, Inc. (a)	2,865

	Aluminum — 0.52%
261,806	Alcoa, Inc.	4,621

	Apparel Retail — 0.42%
162,253	The Gap, Inc.	3,677

	Asset Management & Custody Banks — 0.73%
46,849	Bank of New York Mellon Corp.	1,400
23,795	BlackRock, Inc., Class - A	4,783
5,662	Northern Trust Corp.	287
		6,470
	Auto Parts & Equipment — 0.77%
114,359	Johnson Controls, Inc.	4,754
41,800	Lear Corp.	2,043
		6,797
	Automobile Manufacturers — 0.31%
109,800	Ford Motor Co. (a)	1,637
34,100	General Motors Co. (a)	1,058
		2,695
	Biotechnology — 0.89%
37,041	Amgen, Inc. (a)	1,980
9,325	Biogen Idec, Inc. (a)	684
2,653	Genzyme Corp. (a)	202
118,300	Gilead Sciences, Inc. (a)	5,021
		7,887
	Brewers — 0.36%
67,301	Molson Coors Brewing Co., Class - B	3,156

	Cable & Satellite — 2.92%
454,984	Comcast Corp., Class - A	11,247
103,400	DIRECTV, Class - A (a)	4,839
135,878	Time Warner Cable, Inc.	9,694
		25,780
	Communications Equipment — 1.24%
269,883	Corning, Inc.	5,568
11,292	Motorola Mobility Holdings, Inc. (a)	276
89,491	Motorola Solutions, Inc. (a)	3,999
20,650	Qualcomm, Inc.	1,132
		10,975
	Computer Hardware — 1.61%
542,200	Dell, Inc. (a)	7,868
154,900	Hewlett-Packard Co.	6,346
		14,214
	Construction & Farm Machinery & Heavy Trucks — 0.01%
878	Deere & Co.	85

	Consumer Electronics — 0.25%
66,261	Garmin Ltd.	2,244

	Consumer Finance — 0.30%
51,043	Capital One Financial Corp.	2,652

	Department Stores — 0.52%
86,345	Kohl's Corp.	4,580

	Distillers & Vintners — 0.38%
163,400	Constellation Brands, Inc., Class - A (a)	3,314

	Diversified Banks — 2.93%
34,500	Comerica, Inc.	1,267
74,119	U.S. Bancorp	1,959
712,953	Wells Fargo & Co.	22,600
		25,826
	Diversified Chemicals — 1.10%
22,894	E.I. du Pont de Nemours & Co.	1,258
222,907	The Dow Chemical Co.	8,415
		9,673
	Diversified Metals & Mining — 0.20%
101,000	Commercial Metals Co.	1,744

	Drug Retail — 0.34%
84,134	CVS Caremark Corp.	2,887
3,413	Walgreen Co.	137
		3,024
	Electric Utilities — 0.95%
18,867	American Electric Power, Inc.	663
50,645	Duke Energy Corp.	919
86,400	Edison International	3,161
6,984	Entergy Corp.	470
25,470	Exelon Corp.	1,050
15,998	NextEra Energy, Inc.	882
31,819	The Southern Co.	1,213
		8,358
	Electronic Manufacturing Services — 0.24%
60,800	TE Connectivity Ltd.	2,117

	Environmental & Facilities Services — 0.08%
18,620	Waste Management, Inc.	695

	Fertilizers & Agricultural Chemicals — 0.39%
47,200	Monsanto Co.	3,411

	Food Retail — 0.81%
298,334	The Kroger Co.	7,151

	Health Care Distributors — 0.09%
9,363	Cardinal Health, Inc.	385
5,687	McKesson Corp.	450
		835
	Health Care Equipment — 0.79%
3,875	Baxter International, Inc.	208
113,622	Covidien PLC	5,902
10,087	Medtronic, Inc.	397
7,382	Zimmer Holdings, Inc. (a)	447
		6,954
	Health Care Facilities — 0.31%
81,350	HCA Holdings, Inc. (a)	2,755

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Home Entertainment Software — 0.02%
14,351	Activision Blizzard, Inc.	$157

	Home Improvement Retail — 1.41%
470,002	Lowe's Cos., Inc.	12,422

	Homebuilding — 0.24%
2,800	NVR, Inc. (a)	2,117

	Hotels, Resorts & Cruise Lines — 0.23%
10,998	Carnival Corp.	422
38,300	Royal Caribbean Cruises Ltd. (a)	1,580
		2,002
	Household Products — 1.12%
3,149	Colgate-Palmolive Co.	254
48,077	Kimberly-Clark Corp.	3,138
104,872	The Procter & Gamble Co.	6,460
		9,852
	Hypermarkets & Super Centers — 0.18%
29,712	Wal-Mart Stores, Inc.	1,546

	Independent Power Producers & Energy Traders — 0.18%
51,400	Constellation Energy Group, Inc.	1,600

	Industrial Conglomerates — 1.33%
548,703	General Electric Co.	11,002
15,705	Tyco International Ltd.	703
		11,705
	Industrial Machinery — 1.12%
1,542	Danaher Corp.	80
32,400	Eaton Corp.	1,796
130,100	Ingersoll-Rand PLC	6,285
18,300	Parker Hannifin Corp.	1,733
		9,894
	Insurance Brokers — 0.57%
94,071	Aon Corp.	4,982

	Integrated Oil & Gas — 6.81%
129,451	Chevron Corp.	13,907
177,628	ConocoPhillips	14,185
15,930	Exxon Mobil Corp.	1,340
73,157	Hess Corp.	6,234
314,879	Marathon Oil Corp.	16,786
72,271	Occidental Petroleum Corp.	7,552
		60,004
	Integrated Telecommunication Services — 2.92%
402,698	AT&T, Inc.	12,323
168,277	BCE, Inc.	6,115
73,700	CenturyLink, Inc.	3,062
109,485	Verizon Communications, Inc.	4,219
		25,719
	Internet Software & Services — 0.15%
27,507	eBay, Inc. (a)	854
30,035	Yahoo!, Inc. (a)	500
		1,354
	Investment Banking & Brokerage — 1.95%
148,770	Morgan Stanley	4,064
130,750	The Charles Schwab Corp.	2,358
68,242	The Goldman Sachs Group, Inc.	10,814
		17,236
	IT Consulting & Other Services — 0.42%
67,376	Accenture PLC, Class - A	3,704

	Life & Health Insurance — 1.32%
75,479	Aflac, Inc.	3,984
170,599	MetLife, Inc.	7,631
		11,615
	Life Sciences Tools & Services — 0.10%
15,841	Thermo Electron Corp. (a)	880

	Managed Health Care — 1.42%
15,376	Aetna, Inc.	575
53,600	Health Net, Inc. (a)	1,753
43,935	UnitedHealth Group, Inc.	1,986
117,447	WellPoint, Inc.	8,197
		12,511
	Metal & Glass Containers — 0.26%
76,854	Owens-Illinois, Inc. (a)	2,320

	Movies & Entertainment — 3.80%
380,179	News Corp., Class - A	6,676
75,856	The Walt Disney Co.	3,269
303,985	Time Warner, Inc.	10,852
272,965	Viacom, Inc., Class - B	12,698
		33,495
	Multi-line Insurance — 0.06%
12,510	Loews Corp.	539

	Multi-Utilities — 0.63%
22,990	Dominion Resources, Inc.	1,028
65,800	DTE Energy Co.	3,222
15,537	PG&E Corp.	686
19,466	Public Service Enterprise Group, Inc.	613
		5,549
	Oil & Gas Drilling — 0.89%
85,000	ENSCO International PLC - Sponsored ADR	4,917
95,500	Nabors Industries Ltd. (a)	2,901
		7,818
	Oil & Gas Equipment & Services — 0.32%
11,992	Baker Hughes, Inc.	881
16,159	National Oilwell Varco, Inc.	1,281
6,900	Schlumberger Ltd.	643
		2,805
	Oil & Gas Exploration & Production — 3.18%
19,152	Anadarko Petroleum Corp.	1,569
23,338	Apache Corp.	3,055
25,114	Chesapeake Energy Corp.	842
163,687	Devon Energy Corp.	15,021
42,900	Newfield Exploration Co. (a)	3,261
173,700	Nexen, Inc.	4,329
		28,077
	Oil & Gas Refining & Marketing — 0.21%
68,600	Tesoro Corp. (a)	1,841

	Oil & Gas Storage & Transportation — 0.05%
13,675	The Williams Cos., Inc.	426

	Other Diversified Financial Services — 4.95%
388,541	Bank of America Corp.	5,179
2,179,174	Citigroup, Inc. (a)	9,632
626,134	JPMorgan Chase & Co.	28,865
		43,676
	Packaged Foods & Meats — 0.72%
10,614	General Mills, Inc.	388
1,208	Kellogg Co.	65
62,076	Kraft Foods, Inc.	1,947
163,100	Smithfield Foods, Inc. (a)	3,924

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Packaged Foods & Meats (continued)
		$6,324
	Pharmaceuticals — 9.48%
6,181	Abbott Laboratories	303
194,500	AstraZeneca PLC - Sponsored ADR	8,970
66,543	Bristol-Myers Squibb Co.	1,759
30,292	Eli Lilly & Co.	1,065
311,489	Johnson & Johnson	18,456
328,371	Merck & Co., Inc.	10,840
1,588,844	Pfizer, Inc.	32,269
282,555	Sanofi-Aventis - Sponsored ADR	9,952
		83,614
	Property & Casualty Insurance — 2.20%
76,495	ACE Ltd.	4,949
67,006	Berkshire Hathaway, Inc., Class - B (a)	5,604
21,345	The Allstate Corp.	678
11,755	The Chubb Corp.	721
125,928	The Travelers Cos., Inc.	7,490
		19,442
	Publishing — 0.23%
107,400	Gannett Co., Inc.	1,636
9,927	Thomson Reuters Corp.	389
		2,025
	Railroads — 0.43%
14,260	CSX Corp.	1,121
14,252	Norfolk Southern Corp.	987
17,138	Union Pacific Corp.	1,685
		3,793
	Regional Banks — 1.21%
342,788	BB&T Corp.	9,410
20,307	PNC Financial Services Group, Inc.	1,279
		10,689
	Retail Real Estate Investment Trusts — 0.04%
3,526	Simon Property Group, Inc.	378
1	The Macerich Co.	—
		378
	Semiconductor Equipment — 0.46%
260,400	Applied Materials, Inc.	4,067

	Semiconductors — 0.74%
67,965	Intel Corp.	1,371
148,587	Texas Instruments, Inc.	5,135
		6,506
	Soft Drinks — 2.34%
172,020	PepsiCo, Inc.	11,080
143,680	The Coca-Cola Co.	9,533
		20,613
	Specialized Finance — 0.09%
2,523	CME Group, Inc.	761

	Specialized Real Estate Investment Trust — 0.01%
581	Public Storage	64

	Steel — 0.43%
7,338	Nucor Corp.	338
30,900	Reliance Steel & Aluminum Co.	1,785
88,100	Steel Dynamics, Inc.	1,654
		3,777
	Systems Software — 1.14%
374,335	Microsoft Corp.	9,493
28,903	Symantec Corp. (a)	536
		10,029
	Tobacco — 0.91%
259,939	Altria Group, Inc.	6,766
11,595	Philip Morris International, Inc.	761
13,386	Reynolds American, Inc.	476
		8,003
	Wireless Telecommunication Services — 1.05%
113,358	Sprint Nextel Corp. (a)	526
304,823	Vodafone Group PLC - Sponsored ADR	8,764
		9,290
	Total Common Stocks	719,224
	Corporate Bonds — 1.07%
	Automobiles — 0.26%
$1,300	Daimler Finance North America LLC, 6.50%, 11/15/13	1,452
827	Ford Motor Co., 3.01%, 12/15/13 (b)	826
		2,278
	Computers & Peripherals — 0.04%
400	Hewlett-Packard Co., 1.36%, 5/27/11 (b)	401

	Consumer Finance — 0.07%
100	SLM Corp., MTN, 5.13%, 8/27/12	103
500	SLM Corp., Series A, MTN, 0.60%, 1/27/14 (b)	474
		577
	Diversified Financial Services — 0.21%
100	Citigroup, Inc., 1.75%, 1/13/14 (b)	102
600	Citigroup, Inc., 8.50%, 5/22/19	740
100	Citigroup, Inc., 4.59%, 12/15/15	103
400	Goldman Sachs Group, Inc., 3.70%, 8/1/15	403
200	Goldman Sachs Group, Inc., 0.80%, 1/12/15 (b)	198
100	Goldman Sachs Group, Inc., 0.76%, 3/22/16 (b)	97
100	Goldman Sachs Group, Inc., Series B, MTN, 0.70%, 7/22/15 (b)	97
100	Merrill Lynch & Co., Series C, MTN, 5.45%, 2/5/13	106
		1,846
	Diversified Real Estate Investment Trusts — 0.11%
900	Weyerhaeuser Co., 6.75%, 3/15/12	946

	Diversified Telecommunication Services — 0.06%
500	Verizon Communications, Inc., 3.75%, 5/20/11	502

	Electric Utilities — 0.14%
1,200	IPALCO Enterprises, Inc., 8.63%, 11/14/11	1,242

	Energy Equipment & Services — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	110

	Insurance — 0.17%
600	American International Group, Inc., 8.25%, 8/15/18	702
100	American International Group, Inc., 3.75%, 11/30/13 (c)	102
100	American International Group, Inc., MTN, 0.41%, 3/20/12 (b)	99
500	American International Group, Inc., MTN, 5.45%, 5/18/17	513
100	American International Group, Inc., Series 1, MTN, 0.41%, 10/18/11 (b)	100

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
	Insurance (continued)
		$1,516
	Total Corporate Bonds	9,418

	Asset Backed Securities — 0.39%
324	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.34%, 6/25/47 (b)	312
283	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.35%, 5/25/36 (b)	276
233	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.33%, 10/25/28 (b)	230
243	Harvest CLO, Series IX, Class A1, 2.00%, 3/29/17 (b)	316
322	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.31%, 5/25/37 (b)	275
156	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.31%, 6/25/37 (b)	153
238	SLM Student Loan Trust, Series 2005-4, Class A2, 0.38%, 4/26/21 (b)	238
794	SLM Student Loan Trust, Series 2009-B, Class A1, 6.26%, 8/15/17 (b)(c)	767
661	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	706
32	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.57%, 5/1/28	34
82	Wells Fargo Home Equity Trust, Series 2005-2, Class AI1A, 0.48%, 10/25/35 (b)	82
	Total Asset Backed Securities	3,389

	Collateralized Mortgage Obligations — 2.88%
132	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.28%, 10/25/34 (b)	119
14	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.97%, 9/25/45 (b)	12
80	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	85
593	Banc of America Funding Corp., Series 2004-A, Class 1A3, 4.95%, 9/20/34 (b)	603
647	Banc of America Funding Corp., Series 2005-D, Class A1, 2.84%, 5/25/35 (b)	631
18	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.88%, 2/25/36 (b)	14
76	Bear Stearns Adjustable Rate Mortgage Trust, Series 2000-2, Class A1, 3.48%, 11/25/30 (b)	77
146	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.77%, 8/25/33 (b)	146
81	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 22A1, 2.72%, 4/25/34 (b)	75
608	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 3.10%, 9/25/34 (b)	517
23	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.61%, 11/25/34 (b)	23
338	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.56%, 10/25/35 (b)	307
813	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 2.93%, 9/25/34 (b)	644
700	Citicorp Mortgage Securities, Inc., Series 2005-3, Class 1A2, 5.50%, 4/25/35	701
460	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.56%, 8/25/35 (b)	407
47	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 2.21%, 8/25/35 (b)	44
110	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	113
641	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 4.46%, 5/25/35 (b)	427
25	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.53%, 2/25/37 (b)	15
24	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.68%, 2/25/37 (b)	18
29	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.44%, 9/25/46 (b)	16
23	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.47%, 7/20/46 (b)	10
77	Countrywide Home Loans, Series 2004-16, Class 1A4A, 0.63%, 9/25/34 (b)	46
818	Countrywide Home Loans, Series 2005-2, Class 2A1, 0.57%, 3/25/35 (b)	545
346	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.54%, 4/25/35 (b)	231
796	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.48%, 5/25/35 (b)	537
1,183	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 3.02%, 2/20/36 (b)	984
26	Fannie Mae, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	29
541	Fannie Mae, Series 2006-82, Class F, 0.82%, 9/25/36 (b)	542
15	Freddie Mac, Series 3346, Class FA, 0.49%, 2/15/19 (b)	15
1,468	Freddie Mac, Series 3616, Class FG, 0.91%, 3/15/32 (b)	1,471
408	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 23A, 3.45%, 6/25/34 (b)	388
158	Government National Mortgage Association, Series 2000-9, Class FH, 0.75%, 2/16/30 (b)	158
3,683	Government National Mortgage Association, Series 2005-16, Class FA, 0.51%, 2/20/35 (b)	3,656
3,727	Government National Mortgage Association, Series 2005-3, Class FC, 0.50%, 1/16/35 (b)	3,699
1,269	Government National Mortgage Association, Series 2008-6, Class FA, 0.75%, 2/20/38 (b)	1,268
See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$791	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.47%, 6/25/45 (b)	$526
604	GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.83%, 9/25/35 (b)	597
730	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.48%, 5/19/35 (b)	497
296	JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3, 2.92%, 7/25/35 (b)	293
1,248	Master Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1, 2.78%, 5/25/34 (b)	1,010
378	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 1.71%, 10/25/35 (b)	345
80	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	86
577	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.64%, 10/25/35 (b)	416
467	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 3A2, 2.60%, 5/25/34 (b)	438
179	WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, 0.57%, 1/25/45 (b)	150
385	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.56%, 1/25/45 (b)	324
1,000	WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, 2.67%, 4/25/35 (b)	871
550	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.48%, 4/25/45 (b)	474
9	Washington Mutual MSC MortgageThrough Certificates, Series 2003-AR1, Class 2A, 2.36%, 2/25/33 (b)	8
600	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.89%, 10/25/35 (b)	534
272	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.74%, 3/25/35 (b)	246
	Total Collateralized Mortgage Obligations	25,388

	Certificates of Deposit — 0.51%
2,200	Banco do Brasil New York, 2.27%, 2/14/14 (b)	2,197
900	Intesa Sanpaolo New York, 2.38%, 12/21/12	906
1,400	Itau UnibanCo New York, 1.65%, 2/6/12	1,380
	Total Certificates of Deposit	4,483

	Global Bonds — 0.63%
	Australia — 0.21%
1,900	Australian Government Bond, 4.50%, 4/15/20 (d)	1,831

	Ireland — 0.16%
1,000	Depfa ACS Bank, MTN, 3.25%, 2/15/12 (d)	1,405

	Netherlands — 0.09%
300	Deutsche Telekom International Finance BV, Series E, MTN, 7.13%, 9/26/12 (d)	515
200	Rabobank Nederland NV, MTN, 6.88%, 3/19/20 (d)	286
		801
	Norway — 0.04%
2,000	Norwegian Government Bond, 6.50%, 5/15/13 (d)	389

	United States — 0.13%
600	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (d)	828
200	Goldman Sachs Group, Inc., 1.38%, 2/4/13 (b)(d)	280
		1,108
	Total Global Bonds	5,534

	Municipal Bonds — 0.17%
	California — 0.16%
100	California State, GO, 7.30%, 10/1/39	106
1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	1,011
300	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	305
		1,422
	Washington — 0.01%
100	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	104
	Total Municipal Bonds	1,526

	U.S. Government Agency Mortgages — 0.85%
28	Fannie Mae, Pool #886660, 5.50%, 8/1/36	30
287	Fannie Mae, Pool #900980, 6.00%, 9/1/36	313
40	Fannie Mae, Pool #928066, 5.50%, 1/1/37	43
79	Fannie Mae, Pool #993296, 4.50%, 8/1/39	80
500	Fannie Mae, Pool #AD1889, 4.50%, 3/1/41	509
82	Fannie Mae, Pool #AD8443, 4.50%, 9/1/40	83
862	Fannie Mae, Pool #AE1419, 4.50%, 1/1/41	879
500	Fannie Mae, Pool #AE4457, 4.50%, 2/1/41	510
66	Fannie Mae, Pool #AH1100, 4.50%, 12/1/40	68
46	Fannie Mae, Pool #AH1276, 4.50%, 1/1/41	47
71	Fannie Mae, Pool #AH3112, 4.50%, 1/1/41	73
122	Fannie Mae, Pool #AH5317, 4.50%, 3/1/41	125
80	Fannie Mae, Pool #AH6042, 4.50%, 1/1/41	81
843	Fannie Mae, Pool #AH6891, 4.50%, 3/1/41	860
35	Fannie Mae, Pool #AH6894, 4.50%, 3/1/41	35
874	Fannie Mae, Pool #AH7614, 4.50%, 3/1/41	891
2,000	Fannie Mae, Pool #AH8382, 4.50%, 3/1/41	2,040
840	Fannie Mae, Pool #AH8585, 4.50%, 2/1/41	857
	Total U.S. Government Agency Mortgages	7,524

	U.S. Treasury Obligations — 8.64%
197	U.S. Treasury Bills, 0.13%, 4/7/11 (e)(f)	197
100	U.S. Treasury Bills, 0.07%, 5/19/11 (e)(f)	100
10,773	U.S. Treasury Bills, 0.17%, 6/16/11 (e)(f)	10,771
800	U.S. Treasury Bills, 0.10%, 6/23/11 (e)	800
7,400	U.S. Treasury Bills, 0.18%, 7/21/11 (e)(f)	7,398
9,265	U.S. Treasury Bills, 0.18%, 7/28/11 (e)(f)	9,262
9,400	U.S. Treasury Bills, 0.17%, 8/4/11 (e)(f)	9,396
6,700	U.S. Treasury Bills, 0.18%, 8/11/11 (e)	6,697
6,700	U.S. Treasury Bills, 0.17%, 8/18/11 (e)	6,696
6,027	U.S. Treasury Bills, 0.15%, 8/25/11 (e)	6,024
4,100	U.S. Treasury Bills, 0.16%, 9/1/11 (e)	4,097

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares, Contracts or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
$3,300	U.S. Treasury Bills, 0.14%, 9/8/11 (e)	$3,298
200	U.S. Treasury Inflation Index Notes, 2.38%, 4/15/11	222
200	U.S. Treasury Inflation Index Notes, 3.38%, 1/15/12	260
100	U.S. Treasury Inflation Index Notes, 3.00%, 7/15/12	131
10,800	U.S. Treasury Note, 2.25%, 3/31/16	10,813
	Total U.S. Treasury Obligations	76,162

	Yankee Dollars — 0.84%
	Aerospace & Defense — 0.06%
570	Waha Aerospace BV, 3.93%, 7/28/20	570

	Air Freight & Logistics — 0.01%
100	Intesa Sanpaolo SpA, 0.80%, 1/19/12 (b)	99

	Commercial Banks — 0.26%
700	Banco Votorantim, 5.25%, 2/11/16 (c)	719
100	Export-Import Bank of Korea, 5.88%, 1/14/15	109
200	Export-Import Bank of Korea, 4.13%, 9/9/15	205
200	Export-Import Bank of Korea, 5.13%, 6/29/20	202
1,000	Nordea Bank AB, 1.20%, 1/14/14 (b)(c)	1,010
		2,245
	Diversified Financial Services — 0.05%
400	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	458

	Metals & Mining — 0.15%
1,200	Vale Overseas Ltd., 6.88%, 11/10/39	1,283

	Oil, Gas & Consumable Fuels — 0.05%
400	Petrobras International Finance Co., 5.88%, 3/1/18	424

	Real Estate Management & Development — 0.11%
1,000	Qatari Diar Finance QSC, 5.00%, 7/21/20	989

	Sovereign — 0.15%
1,300	State of Qatar, 4.00%, 1/20/15	1,342
	Total Yankee Dollars	7,410

	Time Deposit — 1.17%
10,346	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/11	10,346
	Total Time Deposit	10,346

	Mutual Funds — 0.31%
63,826	SSgA Prime Money Market Fund, 0.08% (b)	64
2,695,730	SSgA U.S. Government Money Market, 0.00% (b)	2,696
	Total Mutual Funds	2,760

	Put Option Purchased — 0.00%
232	S&P 500 Future
	Expiring June, 2011 at $475	3
	Total Put Option Purchased	3

	Repurchase Agreement — 1.46%
$12,900	Barclays Capital, Inc., 0.13%, 4/1/11, (Purchased on 3/31/11, proceeds at maturity $12,900,047, collateralized by U.S. Treasury Note, 3.63%, 2/15/20 fair value $13,156,618)	12,900
	Total Repurchase Agreement	12,900
	Total Investments Before TBA Sale Commitments (cost $760,013) — 100.50%	886,067

	TBA Sale Commitments (see summary below) — (0.69)%	(6,106)

	Other assets in excess of liabilities — 0.19%	1,723

	Net Assets — 100.00%	$881,684
	TBA Sale Commitments (g) — (0.69)%
$(6,000)	Fannie Mae, 30 YR TBA, 4.50%, 4/25/41	$(6,106)
	Total TBA Sale Commitments	$(6,106)

Amounts designated as " - " are $0 or have been rounded to $0.
(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011.
(c)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(e)	Rate disclosed represents effective yield at purchase.
(f)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.
(g)
Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Portfolio of Investments).

ADR	— American Depositary Receipt
GO	— General Obligation
MTN	— Medium Term Note
TBA	— Security is subject to delayed delivery.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
247	S&P 500 E-Mini Future	$16,314	Jun-11	$159
52	S&P 500 E-Mini Future	3,435	Jun-11	54
399	S&P 500 Future	131,770	Jun-11	1,695
21	3 Month Euro Euribor Interest Rate Future	7,267	Mar-12	179
9	3 Month Euro Euribor Future	3,093	Mar-13	56
	Net Unrealized Appreciation/(Depreciation)			$2,143

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
700,000	Australian Dollar	Westpac Banking Corp.	4/29/11	$684	$721	$37
994,045	Brazilian Real	Barclays Bank	4/4/11	586	609	23
146,940	Brazilian Real	Citibank	4/4/11	88	90	2
10,000	British Pound Sterling	State Street Bank	4/6/11	16	16	-
9,318,400	Chinese Yuan	Morgan Stanley	9/14/11	1,400	1,436	36
7,800,000	Chinese Yuan	Royal Bank of Scotland	9/8/15	1,200	1,238	38
8,960,000	Chinese Yuan	Royal Bank of Scotland	9/8/15	1,400	1,423	23
500,000	Euro	JP Morgan Chase	4/19/11	696	708	12
540,000	Euro	Royal Bank of Scotland	4/19/11	738	765	27
32,497,400	Indian Rupee	Barclays Bank	8/12/11	693	711	18
444,680,000	Korean Won	Bank of America	5/9/11	400	406	6
333,510,000	Korean Won	Barclays Bank	5/9/11	300	304	4
200,000	Malaysian Ringgit	Barclays Bank	8/11/11	64	65	1
200,000	Malaysian Ringgit	Barclays Bank	8/11/11	65	65	-
200,000	Malaysian Ringgit	Barclays Bank	8/11/11	65	66	1
350,000	Malaysian Ringgit	Citibank	8/11/11	113	114	1
200,000	Malaysian Ringgit	Citibank	8/11/11	65	66	1
300,000	Malaysian Ringgit	Citibank	8/11/11	97	98	1
300,000	Malaysian Ringgit	Citibank	8/11/11	97	98	1
260,620	Malaysian Ringgit	HSBC	8/11/11	84	85	1
200,000	Malaysian Ringgit	JP Morgan Chase	8/11/11	65	66	1
17,217,000	Norwegian Krone	Barclays Bank	5/5/11	2,989	3,109	120
1,056,368	Singapore Dollar	JP Morgan Chase	6/9/11	811	838	27
100,000	Singapore Dollar	Royal Bank of Scotland	9/9/11	78	79	1
100,000	Singapore Dollar	Citibank	9/9/11	78	79	1
100,000	Singapore Dollar	Citibank	9/9/11	78	79	1
100,000	Singapore Dollar	JP Morgan Chase	9/9/11	78	79	1
389,147	Singapore Dollar	Barclays Bank	9/9/11	304	309	5
19,929,000	Taiwan Dollar	JP Morgan Chase	1/11/12	700	685	(15)
	Total Currencies Purchased			$14,032	$14,407	$375
	Currencies Sold
1,743,000	Australian Dollar	Bank of America	4/29/11	$1,722	$1,796	$(74)
70,000	Australian Dollar	State Street Bank	4/29/11	72	72	-
1,090,465	Brazilian Real	HSBC	4/4/11	623	668	(45)
50,520	Brazilian Real	HSBC	4/4/11	30	31	(1)
146,940	Brazilian Real	Citibank	6/2/11	87	89	(2)
339,000	British Pound Sterling	Bank of America	6/13/11	544	543	1
9,310,000	Chinese Yuan	Royal Bank of Scotland	9/14/11	1,400	1,435	(35)
5,352,000	Euro	Citibank	4/19/11	7,224	7,581	(357)
71,000	Euro	JP Morgan Chase	4/19/11	98	101	(3)
3,000	Euro	Royal Bank of Scotland	4/19/11	4	4	-
107,435,000	Japanese Yen	Royal Bank of Scotland	4/14/11	1,290	1,292	(2)
2,268,000	Norwegian Krone	Citibank	5/5/11	385	409	(24)
	Total Currencies Sold			$13,479	$14,021	$(542)
	Net Unrealized Appreciation/(Depreciation)					$(167)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(4)	Call – S&P 500 Future	$1,330	$(10)	$(11)	Apr-11	$(1)
(4)	Put – S&P 500 Future	1,230	(14)	(2)	Apr-11	12
(210)	Call – Interest Rate Option U.S. Dollar 10 – Year Interest	3	(8)	(1)	Apr-11	7
(210)	Put – Interest Rate Option U.S. Dollar 10 – Year Interest	4	(8)	(11)	Apr-11	(3)
(1,020)	Put – Interest Rate Option U.S. Dollar 2 – Year Interest	2	(61)	(142)	Sep-12	(81)
	Net Unrealized Appreciation/(Depreciation)		$(101)	$(167)		$(66)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Interest Rate SWAP Agreements

Swap Agreements	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Goldman Sachs, based on the London Interbank Offer Rate Index	$2,100	$-	$43	11/2/20	0.31%	$43
Interest Rate Swap Agreement with Citibank NA, based on the London Interbank Offer Rate Index	800	-	28	11/2/15	1.45%	28
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., based on the London Interbank Offer Rate Index	700	-	25	11/2/15	1.45%	25
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	1,000	1	(2)	12/15/20	6.00%	(3)
Interest Rate Swap Agreement with Citibank NA, based on the London Interbank Offer Rate Index	10,600	41	45	12/15/16	2.50%	4
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	12,100	51	126	12/15/18	3.00%	75
Interest Rate Swap Agreement with Royal Bank of Scotland, based on the London Interbank Offer Rate Index	500	7	16	6/15/31	4.00%	9
Interest Rate Swap Agreement with HSBC Bank USA, based on the Brazil Cetip Interbank Deposit Rate Index	11,000	45	102	1/2/12	11.36%	57
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	4,500	9	290	12/15/20	2.75%	281
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	4,600	23	(12)	1/2/14	11.99%	(35)
		$177	$661			$484

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Institutional Value Portfolio	AllianceBernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	PIMCO	Total

Common Stocks	36.80%	24.82%	20.11%	-	81.73%
Corporate Bonds	-	-	-	1.07%	1.07%
Asset Backed Securities	-	-	-	0.39%	0.39%
Collateralized Mortgage Obligations	-	-	-	2.89%	2.89%
Certificates of Deposit	-	-	-	0.51%	0.51%
Global Bonds	-	-	-	0.63%	0.63%
Municipal Bonds	-	-	-	0.17%	0.17%
U.S. Government Agency Mortgages	-	-	-	0.16%	0.16%
U.S. Treasury Obligations	-	-	0.03%	8.62%	8.65%
Yankee Dollars	-	-	-	0.84%	0.84%
Time Deposit	0.30%	0.88%	-	-	1.18%
Mutual Funds	-	-	-	0.31%	0.31%
Put Option Purchased	-	-	-	0.00%	0.00%
Repurchase Agreement	-	-	-	1.47%	1.47%
Total Investments	37.10%	25.70%	20.14%	17.06%	100.00%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.29%
	Advertising — 0.06%
9,508	Omnicom Group, Inc.	$467

	Aerospace & Defense — 2.69%
4,000	General Dynamics Corp.	306
20,164	Honeywell International, Inc.	1,204
2,100	ITT Corp.	126
1,300	L-3 Communications Holdings, Inc.	102
5,981	Lockheed Martin Corp.	481
42,472	Precision Castparts Corp.	6,251
1,800	Rockwell Collins, Inc.	117
63,909	The Boeing Co.	4,725
78,800	United Technologies Corp.	6,670
		19,982
	Air Freight & Logistics — 2.32%
1,922	C.H. Robinson Worldwide, Inc.	143
26,814	Expeditors International of Washington, Inc.	1,344
136,453	FedEx Corp.	12,765
40,758	United Parcel Service, Inc., Class - B	3,029
		17,281
	Aluminum — 0.01%
4,013	Alcoa, Inc.	71

	Apparel Retail — 0.33%
1,000	Abercrombie & Fitch Co., Class - A	59
1,100	Aeropostale, Inc. (a)	27
2,200	American Eagle Outfitters, Inc.	35
1,400	Ross Stores, Inc.	99
15,021	The Gap, Inc.	340
15,497	The TJX Cos., Inc.	771
38,329	Urban Outfitters, Inc. (a)	1,143
		2,474
	Apparel, Accessories & Luxury Goods — 1.50%
45,762	Burberry Group PLC - Sponsored ADR	1,730
64,249	Coach, Inc.	3,343
600	Fossil, Inc. (a)	56
52,549	LVMH Moet Hennessy Louis Vuitton SA - ADR	1,664
34,703	Polo Ralph Lauren Corp.	4,291
1,000	V.F. Corp.	99
		11,183
	Application Software — 0.78%
19,860	Adobe Systems, Inc. (a)	659
2,400	Amdocs Ltd. (a)	69
1,000	ANSYS, Inc. (a)	54
2,100	Citrix Systems, Inc. (a)	154
500	FactSet Research Systems, Inc.	52
35,901	Salesforce.com, Inc. (a)	4,796
		5,784
	Asset Management & Custody Banks — 1.78%
1,277	BlackRock, Inc., Class - A	257
1,000	Federated Investors, Inc., Class - B	27
5,671	Franklin Resources, Inc.	709
2,556	Northern Trust Corp.	130
1,700	SEI Investments Co.	40
263,328	State Street Corp.	11,834
3,000	T. Rowe Price Group, Inc.	199
1,000	Waddell & Reed Financial, Inc., Class - A	41
		13,237
	Auto Parts & Equipment — 0.46%
33,628	BorgWarner, Inc. (a)	2,680
1,600	Gentex Corp.	48
16,868	Johnson Controls, Inc.	701
		3,429
	Automobile Manufacturers — 0.60%
109,097	Bayerische Motoren Werke AG - ADR	3,038
96,718	Ford Motor Co. (a)	1,442
		4,480
	Automotive Retail — 0.03%
1,000	Advance Auto Parts, Inc.	66
300	AutoZone, Inc. (a)	82
1,600	O'Reilly Automotive, Inc. (a)	92
		240
	Biotechnology — 1.72%
7,934	Alexion Pharmaceuticals, Inc. (a)	783
11,000	Amgen, Inc. (a)	588
89,416	Celgene Corp. (a)	5,144
5,374	Genzyme Corp. (a)	409
56,734	Gilead Sciences, Inc. (a)	2,408
71,644	Vertex Pharmaceuticals, Inc. (a)	3,434
		12,766
	Cable & Satellite — 0.13%
20,332	DIRECTV, Class - A (a)	952

	Casinos & Gaming — 0.05%
9,148	Las Vegas Sands Corp. (a)	386

	Communications Equipment — 4.29%
199,374	Cisco Systems, Inc.	3,419
5,126	Corning, Inc.	106
349,935	Juniper Networks, Inc. (a)	14,725
248,709	Qualcomm, Inc.	13,637
		31,887
	Computer & Electronics Retail — 0.05%
12,612	Best Buy Co., Inc.	362

	Computer Hardware — 7.00%
93,464	Apple, Inc. (a)	32,567
64,696	Dell, Inc. (a)	939
57,861	Hewlett-Packard Co.	2,371
98,989	International Business Machines Corp.	16,142
		52,019
	Computer Storage & Peripherals — 1.35%
184,023	EMC Corp. (a)	4,886
900	Lexmark International, Inc., Class - A (a)	33
105,841	NetApp, Inc. (a)	5,100
1,300	QLogic Corp. (a)	24
		10,043
	Construction & Engineering — 0.01%
1,400	Jacobs Engineering Group, Inc. (a)	72

	Construction & Farm Machinery & Heavy Trucks — 1.05%
16,589	Caterpillar, Inc.	1,847
56,195	Deere & Co.	5,445
9,646	PACCAR, Inc.	505
		7,797
	Consumer Electronics — 0.01%
1,300	Garmin Ltd.	44

	Consumer Finance — 0.58%
96,037	American Express Co.	4,341
100	Green Dot Corp., Class - A (a)	4
		4,345

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services — 4.43%
260,409	Automatic Data Processing, Inc.	$13,361
1,400	Broadridge Financial Solutions, Inc.	32
1,100	Convergys Corp. (a)	16
900	Global Payments, Inc.	44
1,100	Lender Processing Services, Inc.	35
23,927	MasterCard, Inc., Class - A	6,023
900	NeuStar, Inc., Class - A (a)	23
3,700	Paychex, Inc.	116
7,700	The Western Union Co.	160
1,900	Total System Services, Inc.	34
177,501	Visa, Inc., Class - A	13,068
		32,912
	Department Stores — 0.07%
9,167	Kohl's Corp.	486

	Distillers & Vintners — 0.01%
1,200	Brown-Forman Corp., Class - B	82

	Distributors — 0.01%
1,800	Genuine Parts Co.	97

	Diversified Chemicals — 0.63%
85,815	E.I. du Pont de Nemours & Co.	4,717

	Diversified Metals & Mining — 0.21%
24,806	Freeport-McMoRan Copper & Gold, Inc.	1,378
4,528	Southern Copper Corp.	182
		1,560
	Diversified Support Services — 0.01%
1,500	Cintas Corp.	46
882	Copart, Inc. (a)	38
		84
	Drug Retail — 0.27%
19,856	CVS Caremark Corp.	682
33,618	Walgreen Co.	1,349
		2,031
	Education Services — 0.02%
1,500	Apollo Group, Inc., Class - A (a)	62
700	Career Education Corp. (a)	16
400	ITT Educational Services, Inc. (a)	29
200	Strayer Education, Inc.	26
		133
	Electrical Components & Equipment — 0.27%
1,800	AMETEK, Inc.	79
1,900	Cooper Industries PLC	123
28,416	Emerson Electric Co.	1,660
700	Hubbell, Inc., Class - B	50
1,100	Roper Industries, Inc.	95
		2,007
	Electronic Components — 0.02%
2,000	Amphenol Corp., Class - A	109
600	Dolby Laboratories, Inc., Class - A (a)	29
		138
	Electronic Equipment & Instruments — 0.72%
116,640	Agilent Technologies, Inc. (a)	5,223
1,700	FLIR Systems, Inc.	59
1,050	National Instruments Corp.	34
		5,316
	Fertilizers & Agricultural Chemicals — 1.76%
176,573	Monsanto Co.	12,759
4,123	The Mosaic Co.	325
		13,084
	Food Distributors — 0.08%
22,301	Sysco Corp.	618

	Food Retail — 0.73%
1,094	The Kroger Co.	26
81,612	Whole Foods Market, Inc.	5,379
		5,405
	Footwear — 0.81%
79,300	NIKE, Inc., Class - B	6,003

	General Merchandise Stores — 0.14%
1,500	Dollar Tree, Inc. (a)	83
1,500	Family Dollar Stores, Inc.	77
18,270	Target Corp.	914
		1,074
	Gold — 0.09%
12,478	Newmont Mining Corp.	681

	Health Care Distributors — 0.11%
3,200	AmerisourceBergen Corp.	126
7,528	Cardinal Health, Inc.	310
1,100	Henry Schein, Inc. (a)	77
2,920	McKesson Corp.	231
1,200	Patterson Cos., Inc.	39
		783
	Health Care Equipment — 3.14%
20,031	Baxter International, Inc.	1,077
8,532	Becton, Dickinson & Co.	679
1,100	C.R. Bard, Inc.	109
2,100	CareFusion Corp. (a)	59
18,848	Covidien PLC	979
1,300	Edwards Lifesciences Corp. (a)	113
700	IDEXX Laboratories, Inc. (a)	54
20,486	Intuitive Surgical, Inc. (a)	6,831
35,111	Medtronic, Inc.	1,382
1,700	ResMed, Inc. (a)	51
12,426	St. Jude Medical, Inc.	637
182,723	Stryker Corp.	11,110
1,400	Varian Medical Systems, Inc. (a)	95
2,300	Zimmer Holdings, Inc. (a)	139
		23,315
	Health Care Services — 0.93%
110,460	Express Scripts, Inc. (a)	6,143
1,200	Laboratory Corp. of America Holdings (a)	110
1,100	Lincare Holdings, Inc.	33
10,665	Medco Health Solutions, Inc. (a)	599
500	MEDNAX, Inc. (a)	33
		6,918
	Health Care Supplies — 0.07%
2,690	Alcon, Inc.	445
1,700	Dentsply International, Inc.	63
		508
	Health Care Technology — 1.76%
117,665	Cerner Corp. (a)	13,084

	Home Entertainment Software — 0.01%
3,738	Activision Blizzard, Inc.	41

	Home Improvement Retail — 2.09%
499,016	Lowe's Cos., Inc.	13,189
64,167	The Home Depot, Inc.	2,378
		15,567

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Homebuilding — 0.01%
70	NVR, Inc. (a)	$53

	Homefurnishing Retail — 0.21%
800	Aaron's, Inc. (a)	20
31,237	Bed Bath & Beyond, Inc. (a)	1,508
		1,528
	Hotels, Resorts & Cruise Lines — 0.47%
4,368	Carnival Corp.	167
92,570	Marriott International, Inc., Class - A	3,294
		3,461
	Household Products — 0.49%
800	Church & Dwight Co., Inc.	64
16,560	Colgate-Palmolive Co.	1,337
13,460	Kimberly-Clark Corp.	879
1,600	The Clorox Co.	112
20,036	The Procter & Gamble Co.	1,234
		3,626
	Human Resource & Employment Services — 0.00%
500	Towers Watson & Co., Class - A	28

	Hypermarkets & Super Centers — 1.06%
600	BJ's Wholesale Club, Inc. (a)	29
71,908	Costco Wholesale Corp.	5,272
49,140	Wal-Mart Stores, Inc.	2,558
		7,859
	Industrial Conglomerates — 0.53%
27,045	3M Co.	2,529
700	Carlisle Cos., Inc.	31
65,957	General Electric Co.	1,322
1,957	Tyco International Ltd.	88
		3,970
	Industrial Gases — 0.23%
5,605	Air Products & Chemicals, Inc.	505
11,591	Praxair, Inc.	1,178
		1,683
	Industrial Machinery — 0.83%
600	Crane Co.	29
19,238	Danaher Corp.	999
900	Donaldson Co., Inc.	55
900	IDEX Corp.	39
16,746	Illinois Tool Works, Inc.	900
84,786	Ingersoll-Rand PLC	4,096
1,300	Pall Corp.	75
		6,193
	Insurance Brokers — 0.00%
1,300	Brown & Brown, Inc.	34

	Integrated Oil & Gas — 2.85%
14,464	Chevron Corp.	1,554
15,018	ConocoPhillips	1,199
137,654	Exxon Mobil Corp.	11,581
5,136	Marathon Oil Corp.	274
62,632	Occidental Petroleum Corp.	6,544
		21,152
	Internet Retail — 3.13%
129,098	Amazon.com, Inc. (a)	23,254

	Internet Software & Services — 6.67%
40,233	Baidu, Inc., Class - A - Sponsored ADR (a)	5,544
374,243	eBay, Inc. (a)	11,616
39,147	Google, Inc., Class - A (a)	22,948
37,418	Mail.ru Group Ltd. - Registered GDR (a)(b)	1,121
86,052	Tencent Holdings Ltd. - ADR	2,101
115,611	VistaPrint NV (a)	6,000
14,692	Yahoo!, Inc. (a)	245
		49,575
	Investment Banking & Brokerage — 1.15%
12,650	Morgan Stanley	345
187,294	The Charles Schwab Corp.	3,377
30,509	The Goldman Sachs Group, Inc.	4,835
		8,557
	IT Consulting & Other Services — 0.71%
23,271	Accenture PLC, Class - A	1,279
47,525	Cognizant Technology Solutions Corp. (a)	3,869
3,500	SAIC, Inc. (a)	59
1,900	Teradata Corp. (a)	96
		5,303
	Life & Health Insurance — 0.12%
11,629	Aflac, Inc.	614
5,442	MetLife, Inc.	243
1,000	Torchmark Corp.	67
		924
	Life Sciences Tools & Services — 0.53%
700	Covance, Inc. (a)	38
49,109	Illumina, Inc. (a)	3,441
400	Mettler-Toledo International, Inc. (a)	69
1,200	Pharmaceutical Product Development, Inc.	33
400	Techne Corp.	29
4,700	Thermo Electron Corp. (a)	261
1,100	Waters Corp. (a)	96
		3,967
	Managed Health Care — 0.12%
13,000	UnitedHealth Group, Inc.	588
4,600	WellPoint, Inc.	321
		909
	Marine — 0.00%
600	Kirby Corp. (a)	34

	Metal & Glass Containers — 0.01%
800	AptarGroup, Inc.	40

	Movies & Entertainment — 1.01%
12,757	News Corp., Class - A	224
159,550	The Walt Disney Co.	6,875
6,271	Time Warner, Inc.	224
3,286	Viacom, Inc., Class - B	153
		7,476
	Office Electronics — 0.00%
700	Zebra Technologies Corp., Class - A (a)	28

	Oil & Gas Equipment & Services — 4.63%
3,140	Baker Hughes, Inc.	231
24,168	Halliburton Co.	1,204
143,006	National Oilwell Varco, Inc.	11,336
600	Oceaneering International, Inc. (a)	54
231,720	Schlumberger Ltd.	21,610
		34,435
	Oil & Gas Exploration & Production — 0.38%
14,632	Concho Resources, Inc. (a)	1,570
7,092	EOG Resources, Inc.	840
9,046	Southwestern Energy Co. (a)	389
		2,799
	Oil & Gas Storage & Transportation — 0.03%
6,429	The Williams Cos., Inc.	201

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Packaged Foods & Meats — 0.55%
900	Flowers Foods, Inc.	$24
10,345	General Mills, Inc.	378
1,600	Hormel Foods Corp.	45
9,253	Kellogg Co.	499
1,500	McCormick & Co., Inc.	72
49,296	Mead Johnson Nutrition Co.	2,856
1,800	The Hershey Co.	98
1,400	The J.M. Smucker Co.	100
		4,072
	Paper Packaging — 0.01%
1,200	Bemis Co., Inc.	39

	Personal Products — 0.50%
4,900	Avon Products, Inc.	132
37,276	The Estee Lauder Cos., Inc., Class - A	3,592
		3,724
	Pharmaceuticals — 6.87%
54,466	Abbott Laboratories	2,671
63,322	Allergan, Inc.	4,497
17,848	Eli Lilly & Co.	628
3,300	Forest Laboratories, Inc. (a)	107
1,900	Hospira, Inc. (a)	105
26,536	Johnson & Johnson	1,572
28,300	Merck & Co., Inc.	934
351,570	Mylan, Inc. (a)	7,970
99,800	Novo Nordisk A/S - Sponsored ADR	12,498
239,916	Pfizer, Inc.	4,873
49,043	Shire PLC - Sponsored ADR	4,272
218,718	Teva Pharmaceutical Industries Ltd. - Sponsored ADR	10,973
		51,100
	Property & Casualty Insurance — 0.02%
1,400	ACE Ltd.	91
1,300	The Travelers Cos., Inc.	77
		168
	Publishing — 0.04%
500	John Wiley & Sons, Inc., Class - A	25
300	Morningstar, Inc.	17
3,600	The McGraw-Hill Cos., Inc.	142
3,430	Thomson Reuters Corp.	135
		319
	Railroads — 0.42%
31,969	Union Pacific Corp.	3,144

	Regional Banks — 0.01%
600	Cullen/Frost Bankers, Inc.	35

	Research and Consulting Services — 0.01%
1,400	Equifax, Inc.	55
1,200	Versik Analytics, Inc., Class - A (a)	39
		94
	Restaurants — 3.02%
4,919	Chipotle Mexican Grill, Inc. (a)	1,340
1,600	Darden Restaurants, Inc.	79
65,929	McDonald's Corp.	5,016
400	Panera Bread Co., Class - A (a)	51
407,301	Starbucks Corp.	15,050
17,851	YUM! Brands, Inc.	917
		22,453
	Retail Real Estate Investment Trust — 0.08%
5,427	Simon Property Group, Inc.	582

	Semiconductor Equipment — 0.07%
35,479	Applied Materials, Inc.	554

	Semiconductors — 1.33%
108,865	Atmel Corp. (a)	1,484
59,085	Avago Technologies Ltd.	1,837
100,208	Broadcom Corp., Class - A	3,946
100,403	Intel Corp.	2,025
2,100	Microchip Technology, Inc.	80
14,688	Texas Instruments, Inc.	508
		9,880
	Soft Drinks — 3.38%
156,201	PepsiCo, Inc.	10,061
227,495	The Coca-Cola Co.	15,094
		25,155
	Specialized Consumer Services — 0.01%
700	Hillenbrand, Inc.	15
400	Weight Watchers International, Inc.	28
		43
	Specialized Finance — 0.02%
200	CBOE Holdings, Inc.	6
900	InterContinental Exchange, Inc. (a)	111
		117
	Specialized Real Estate Investment Trust — 0.05%
3,400	Public Storage	377

	Specialty Chemicals — 1.15%
163,202	Ecolab, Inc.	8,327
900	International Flavors & Fragrances, Inc.	56
1,400	Sigma-Aldrich Corp.	89
1,100	The Sherwin-Williams Co.	92
		8,564
	Specialty Stores — 1.75%
1,000	Dick's Sporting Goods, Inc. (a)	40
1,000	Signet Jewelers Ltd. (a)	46
509,862	Staples, Inc.	9,901
48,560	Tiffany & Co.	2,984
		12,971
	Steel — 0.02%
3,611	Nucor Corp.	166

	Systems Software — 6.78%
900	MICROS Systems, Inc. (a)	45
353,194	Microsoft Corp.	8,957
731,584	Oracle Corp.	24,413
269,030	Red Hat, Inc. (a)	12,211
1,888	Symantec Corp. (a)	35
58,079	VMware, Inc., Class - A (a)	4,736
		50,397
	Tobacco — 0.65%
32,309	Altria Group, Inc.	841
1,800	Lorillard, Inc.	171
57,895	Philip Morris International, Inc.	3,800
		4,812
	Trading Companies & Distributors — 1.65%
187,707	Fastenal Co.	12,169
500	MSC Industrial Direct Co., Inc., Class - A	34
700	W.W. Grainger, Inc.	97
		12,300
	Trucking — 0.00%
600	Landstar System, Inc.	27

	Wireless Telecommunication Services — 0.54%
77,944	American Tower Corp., Class - A (a)	4,039

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Total Common Stocks	$738,166

	U.S. Treasury Obligations — 0.02%
$97	U.S. Treasury Bills, 0.11%, 4/7/11 (c)(d)	97
75	U.S. Treasury Bills, 0.06%, 5/19/11 (c)(d)	75
	Total U.S. Treasury Obligations	172

	Time Deposit — 0.50%
3,685	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/11	3,685
	Total Time Deposit	3,685

	Mutual Fund — 0.11%
807,692	Alliance Money Market Fund Prime Portfolio, 0.12% (e)	808
	Total Mutual Fund	808
	Total Investments
	(cost $514,700) — 99.92%	742,831

	Other assets in excess of liabilities — 0.08%	618

	Net Assets — 100.00%	$743,449

(a)	Represents non-income producing security.
(b)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Rate disclosed represents effective yield at purchase.
(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(e)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
24	NASDAQ 100 E-Mini Future	$1,121	Jun-11	$27
21	S&P 500 E-Mini Future	1,387	Jun-11	24
	Net Unrealized Appreciation/(Depreciation)			$51

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Growth Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc.	Sustainable Growth Advisers	Total

Common Stocks	36.80%	23.28%	39.29%	99.37%
U.S. Treasury Obligations	-	0.02%	-	0.02%
Time Deposit	0.31%	-	0.19%	0.50%
Mutual Fund	-	0.11%	-	0.11%
Total Investments	37.11%	23.41%	39.48%	100.00%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 82.05%
	Advertising — 0.04%
9,567	Omnicom Group, Inc.	$469

	Aerospace & Defense — 2.15%
4,818	General Dynamics Corp.	369
17,751	Honeywell International, Inc.	1,060
2,600	ITT Corp.	156
1,601	L-3 Communications Holdings, Inc.	125
5,258	Lockheed Martin Corp.	423
55,218	Precision Castparts Corp.	8,127
2,200	Rockwell Collins, Inc.	143
78,544	The Boeing Co.	5,807
94,356	United Technologies Corp.	7,987
		24,197
	Air Freight & Logistics — 1.98%
2,351	C.H. Robinson Worldwide, Inc.	174
36,344	Expeditors International of Washington, Inc.	1,823
179,476	FedEx Corp.	16,790
46,544	United Parcel Service, Inc., Class - B	3,459
		22,246
	Aluminum — 0.01%
3,385	Alcoa, Inc.	60

	Apparel Retail — 0.26%
1,300	Abercrombie & Fitch Co., Class - A	76
1,300	Aeropostale, Inc. (a)	32
2,800	American Eagle Outfitters, Inc.	45
1,690	Ross Stores, Inc.	120
14,861	The Gap, Inc.	337
15,145	The TJX Cos., Inc.	753
51,528	Urban Outfitters, Inc. (a)	1,537
		2,900
	Apparel, Accessories & Luxury Goods — 1.33%
62,707	Burberry Group PLC - Sponsored ADR	2,371
85,043	Coach, Inc.	4,426
715	Fossil, Inc. (a)	67
70,785	LVMH Moet Hennessy Louis Vuitton SA - ADR	2,241
46,561	Polo Ralph Lauren Corp.	5,757
1,200	V.F. Corp.	118
		14,980
	Application Software — 0.65%
19,459	Adobe Systems, Inc. (a)	645
2,900	Amdocs Ltd. (a)	84
1,300	ANSYS, Inc. (a)	70
2,600	Citrix Systems, Inc. (a)	191
638	FactSet Research Systems, Inc.	67
46,782	Salesforce.com, Inc. (a)	6,249
		7,306
	Asset Management & Custody Banks — 1.41%
1,270	BlackRock, Inc., Class - A	255
1,300	Federated Investors, Inc., Class - B	35
5,506	Franklin Resources, Inc.	689
2,210	Northern Trust Corp.	112
2,100	SEI Investments Co.	50
322,384	State Street Corp.	14,488
3,600	T. Rowe Price Group, Inc.	239
1,200	Waddell & Reed Financial, Inc., Class - A	49
		15,917
	Auto Parts & Equipment — 0.38%
45,381	BorgWarner, Inc. (a)	3,616
2,000	Gentex Corp.	61
14,731	Johnson Controls, Inc.	612
		4,289
	Automobile Manufacturers — 0.48%
147,220	Bayerische Motoren Werke AG - ADR	4,100
84,995	Ford Motor Co. (a)	1,267
		5,367
	Automotive Retail — 0.03%
1,206	Advance Auto Parts, Inc.	79
400	AutoZone, Inc. (a)	109
1,907	O'Reilly Automotive, Inc. (a)	110
		298
	Biotechnology — 1.44%
11,222	Alexion Pharmaceuticals, Inc. (a)	1,108
13,400	Amgen, Inc. (a)	716
115,310	Celgene Corp. (a)	6,634
4,752	Genzyme Corp. (a)	362
64,991	Gilead Sciences, Inc. (a)	2,758
96,169	Vertex Pharmaceuticals, Inc. (a)	4,609
		16,187
	Cable & Satellite — 0.07%
17,918	DIRECTV, Class - A (a)	839

	Casinos & Gaming — 0.03%
8,045	Las Vegas Sands Corp. (a)	340

	Communications Equipment — 3.54%
191,823	Cisco Systems, Inc.	3,290
4,469	Corning, Inc.	92
462,221	Juniper Networks, Inc. (a)	19,450
310,811	Qualcomm, Inc.	17,042
		39,874
	Computer & Electronics Retail — 0.03%
12,097	Best Buy Co., Inc.	347

	Computer Hardware — 5.49%
114,411	Apple, Inc. (a)	39,867
63,078	Dell, Inc. (a)	915
50,719	Hewlett-Packard Co.	2,078
116,406	International Business Machines Corp.	18,982
		61,842
	Computer Storage & Peripherals — 1.15%
222,506	EMC Corp. (a)	5,907
1,100	Lexmark International, Inc., Class - A (a)	41
143,707	NetApp, Inc. (a)	6,924
1,600	QLogic Corp. (a)	30
		12,902
	Construction & Engineering — 0.01%
1,800	Jacobs Engineering Group, Inc. (a)	93

	Construction & Farm Machinery & Heavy Trucks — 0.81%
14,590	Caterpillar, Inc.	1,625
73,292	Deere & Co.	7,101
8,459	PACCAR, Inc.	443
		9,169
	Consumer Electronics — 0.01%
1,600	Garmin Ltd.	54

	Consumer Finance — 0.47%
116,458	American Express Co.	5,264
100	Green Dot Corp., Class – A (a)	4
		5,268

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services — 3.73%
323,757	Automatic Data Processing, Inc.	$16,612
1,800	Broadridge Financial Solutions, Inc.	41
1,400	Convergys Corp. (a)	20
1,200	Global Payments, Inc.	59
1,400	Lender Processing Services, Inc.	45
30,116	MasterCard, Inc., Class - A	7,581
1,100	NeuStar, Inc., Class - A (a)	28
4,600	Paychex, Inc.	144
9,333	The Western Union Co.	194
2,300	Total System Services, Inc.	41
234,566	Visa, Inc., Class - A	17,269
		42,034
	Department Stores — 0.04%
9,304	Kohl's Corp.	494

	Distillers & Vintners — 0.01%
1,500	Brown-Forman Corp., Class - B	102

	Distributors — 0.01%
2,200	Genuine Parts Co.	118

	Diversified Chemicals — 0.57%
116,445	E.I. du Pont de Nemours & Co.	6,401

	Diversified Metals & Mining — 0.12%
21,732	Freeport-McMoRan Copper & Gold, Inc.	1,207
3,875	Southern Copper Corp.	156
		1,363
	Diversified Support Services — 0.01%
1,900	Cintas Corp.	57
1,052	Copart, Inc. (a)	46
		103
	Drug Retail — 0.19%
22,660	CVS Caremark Corp.	778
33,218	Walgreen Co.	1,333
		2,111
	Education Services — 0.01%
1,800	Apollo Group, Inc., Class - A (a)	75
900	Career Education Corp. (a)	20
425	ITT Educational Services, Inc. (a)	31
200	Strayer Education, Inc.	26
		152
	Electrical Components & Equipment — 0.18%
2,250	AMETEK, Inc.	99
2,400	Cooper Industries PLC	156
28,053	Emerson Electric Co.	1,639
900	Hubbell, Inc., Class - B	64
1,295	Roper Industries, Inc.	112
		2,070
	Electronic Components — 0.02%
2,402	Amphenol Corp., Class - A	131
800	Dolby Laboratories, Inc., Class - A (a)	39
		170
	Electronic Equipment & Instruments — 0.62%
153,436	Agilent Technologies, Inc. (a)	6,871
2,200	FLIR Systems, Inc.	76
1,200	National Instruments Corp.	39
		6,986
	Fertilizers & Agricultural Chemicals — 1.41%
215,727	Monsanto Co.	15,589
3,622	The Mosaic Co.	285
		15,874
	Food Distributors — 0.05%
22,151	Sysco Corp.	614

	Food Retail — 0.65%
842	The Kroger Co.	20
110,954	Whole Foods Market, Inc.	7,312
		7,332
	Footwear — 0.68%
100,522	NIKE, Inc., Class - B	7,610

	General Merchandise Stores — 0.09%
1,800	Dollar Tree, Inc. (a)	100
1,900	Family Dollar Stores, Inc.	97
16,070	Target Corp.	804
		1,001
	Gold — 0.05%
10,997	Newmont Mining Corp.	600

	Health Care Distributors — 0.07%
4,000	AmerisourceBergen Corp.	158
7,853	Cardinal Health, Inc.	323
1,300	Henry Schein, Inc. (a)	91
2,486	McKesson Corp.	197
1,500	Patterson Cos., Inc.	48
		817
	Health Care Equipment — 2.55%
19,881	Baxter International, Inc.	1,069
8,445	Becton, Dickinson & Co.	672
1,300	C.R. Bard, Inc.	129
2,600	CareFusion Corp. (a)	73
18,567	Covidien PLC	964
1,600	Edwards Lifesciences Corp. (a)	139
800	IDEXX Laboratories, Inc. (a)	62
26,041	Intuitive Surgical, Inc. (a)	8,684
35,004	Medtronic, Inc.	1,377
2,200	ResMed, Inc. (a)	66
12,285	St. Jude Medical, Inc.	630
239,145	Stryker Corp.	14,540
1,700	Varian Medical Systems, Inc. (a)	115
2,900	Zimmer Holdings, Inc. (a)	176
		28,696
	Health Care Services — 0.76%
141,101	Express Scripts, Inc. (a)	7,847
1,500	Laboratory Corp. of America Holdings (a)	138
1,400	Lincare Holdings, Inc.	41
9,334	Medco Health Solutions, Inc. (a)	524
700	MEDNAX, Inc. (a)	47
		8,597
	Health Care Supplies — 0.05%
2,673	Alcon, Inc.	442
2,100	Dentsply International, Inc.	78
		520
	Health Care Technology — 1.56%
157,478	Cerner Corp. (a)	17,512

	Home Entertainment Software — 0.00%
3,020	Activision Blizzard, Inc.	33

	Home Improvement Retail — 1.69%
630,602	Lowe's Cos., Inc.	16,667
62,889	The Home Depot, Inc.	2,330
		18,997

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Homebuilding — 0.01%
80	NVR, Inc. (a)	$61

	Homefurnishing Retail — 0.18%
1,000	Aaron's, Inc. (a)	25
41,740	Bed Bath & Beyond, Inc. (a)	2,015
		2,040
	Hotels, Resorts & Cruise Lines — 0.41%
3,746	Carnival Corp.	144
124,711	Marriott International, Inc., Class - A	4,437
		4,581
	Household Products — 0.34%
1,000	Church & Dwight Co., Inc.	79
16,350	Colgate-Palmolive Co.	1,321
13,410	Kimberly-Clark Corp.	875
2,000	The Clorox Co.	140
22,858	The Procter & Gamble Co.	1,408
		3,823
	Human Resource & Employment Services — 0.00%
600	Towers Watson & Co., Class - A	33

	Hypermarkets & Super Centers — 0.83%
800	BJ's Wholesale Club, Inc. (a)	39
92,153	Costco Wholesale Corp.	6,757
49,634	Wal-Mart Stores, Inc.	2,583
		9,379
	Industrial Conglomerates — 0.33%
26,534	3M Co.	2,481
900	Carlisle Cos., Inc.	40
57,339	General Electric Co.	1,150
1,596	Tyco International Ltd.	71
		3,742
	Industrial Gases — 0.14%
4,964	Air Products & Chemicals, Inc.	448
11,408	Praxair, Inc.	1,159
		1,607
	Industrial Machinery — 0.68%
700	Crane Co.	34
18,780	Danaher Corp.	975
1,100	Donaldson Co., Inc.	67
1,200	IDEX Corp.	52
16,395	Illinois Tool Works, Inc.	881
114,206	Ingersoll-Rand PLC	5,517
1,700	Pall Corp.	98
		7,624
	Insurance Brokers — 0.00%
1,600	Brown & Brown, Inc.	41

	Integrated Oil & Gas — 1.98%
16,639	Chevron Corp.	1,787
13,157	ConocoPhillips	1,051
125,470	Exxon Mobil Corp.	10,556
4,339	Marathon Oil Corp.	231
82,497	Occidental Petroleum Corp.	8,620
		22,245
	Internet Retail — 2.74%
167,336	Amazon.com, Inc. (a)	30,142
1,475	priceline.com, Inc. (a)	747
		30,889
	Internet Software & Services — 5.74%
55,129	Baidu, Inc., Class - A - Sponsored ADR (a)	7,597
492,891	eBay, Inc. (a)	15,299
49,536	Google, Inc., Class - A (a)	29,039
51,248	Mail.ru Group Ltd. - Registered GDR (a)(c)	1,535
115,877	Tencent Holdings Ltd. - ADR	2,829
156,443	VistaPrint NV (a)	8,119
12,789	Yahoo!, Inc. (a)	213
		64,631
	Investment Banking & Brokerage — 0.97%
11,182	Morgan Stanley	305
238,527	The Charles Schwab Corp.	4,301
39,754	The Goldman Sachs Group, Inc.	6,300
		10,906
	IT Consulting & Other Services — 0.56%
22,731	Accenture PLC, Class - A	1,249
59,983	Cognizant Technology Solutions Corp. (a)	4,883
4,400	SAIC, Inc. (a)	74
2,400	Teradata Corp. (a)	122
		6,328
	Life & Health Insurance — 0.07%
10,265	Aflac, Inc.	542
4,767	MetLife, Inc.	213
1,200	Torchmark Corp.	80
		835
	Life Sciences Tools & Services — 0.47%
900	Covance, Inc. (a)	49
66,177	Illumina, Inc. (a)	4,637
461	Mettler-Toledo International, Inc. (a)	79
1,500	Pharmaceutical Product Development, Inc.	42
500	Techne Corp.	36
5,700	Thermo Electron Corp. (a)	317
1,300	Waters Corp. (a)	113
		5,273
	Managed Health Care — 0.10%
15,900	UnitedHealth Group, Inc.	719
5,600	WellPoint, Inc.	391
		1,110
	Marine — 0.00%
800	Kirby Corp. (a)	46

	Metal & Glass Containers — 0.00%
1,000	AptarGroup, Inc.	50

	Movies & Entertainment — 0.87%
11,041	News Corp., Class - A	194
214,955	The Walt Disney Co.	9,262
5,478	Time Warner, Inc.	196
2,741	Viacom, Inc., Class - B	127
		9,779
	Office Electronics — 0.00%
800	Zebra Technologies Corp., Class - A (a)	31

	Oil & Gas Equipment & Services — 3.99%
2,693	Baker Hughes, Inc.	198
21,037	Halliburton Co.	1,048
200,521	National Oilwell Varco, Inc.	15,895
800	Oceaneering International, Inc. (a)	72
296,694	Schlumberger Ltd.	27,670
		44,883
	Oil & Gas Exploration & Production — 0.29%
20,140	Concho Resources, Inc. (a)	2,161
6,199	EOG Resources, Inc.	735
8,030	Southwestern Energy Co. (a)	345
		3,241

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Storage & Transportation — 0.02%
5,614	The Williams Cos., Inc.	$175

	Packaged Foods & Meats — 0.45%
1,100	Flowers Foods, Inc.	30
9,144	General Mills, Inc.	334
2,000	Hormel Foods Corp.	56
8,977	Kellogg Co.	485
1,900	McCormick & Co., Inc.	91
66,109	Mead Johnson Nutrition Co.	3,830
2,200	The Hershey Co.	119
1,700	The J.M. Smucker Co.	121
		5,066
	Paper Packaging — 0.00%
1,600	Bemis Co., Inc.	53

	Personal Products — 0.44%
6,100	Avon Products, Inc.	165
50,125	The Estee Lauder Cos., Inc., Class - A	4,830
		4,995
	Pharmaceuticals — 5.94%
53,917	Abbott Laboratories	2,645
81,085	Allergan, Inc.	5,759
19,658	Eli Lilly & Co.	691
4,100	Forest Laboratories, Inc. (a)	132
2,295	Hospira, Inc. (a)	127
28,726	Johnson & Johnson	1,702
34,682	Merck & Co., Inc.	1,145
468,420	Mylan, Inc. (a)	10,619
133,310	Novo Nordisk A/S - Sponsored ADR	16,694
315,937	Pfizer, Inc.	6,417
66,096	Shire PLC - Sponsored ADR	5,757
303,877	Teva Pharmaceutical Industries Ltd. - Sponsored ADR	15,245
		66,933
	Property & Casualty Insurance — 0.01%
1,179	ACE Ltd.	76
1,149	The Travelers Cos., Inc.	69
		145
	Publishing — 0.03%
600	John Wiley & Sons, Inc., Class - A	30
300	Morningstar, Inc.	18
4,500	The McGraw-Hill Cos., Inc.	177
2,776	Thomson Reuters Corp.	109
		334
	Railroads — 0.38%
43,049	Union Pacific Corp.	4,233

	Regional Banks — 0.00%
700	Cullen/Frost Bankers, Inc.	41

	Research and Consulting Services — 0.01%
1,800	Equifax, Inc.	70
1,500	Versik Analytics, Inc., Class - A (a)	49
		119
	Restaurants — 2.51%
6,619	Chipotle Mexican Grill, Inc. (a)	1,803
2,000	Darden Restaurants, Inc.	98
73,940	McDonald's Corp.	5,626
400	Panera Bread Co., Class - A (a)	51
534,741	Starbucks Corp.	19,759
17,308	YUM! Brands, Inc.	889
		28,226
	Retail Real Estate Investment Trust — 0.05%
4,740	Simon Property Group, Inc.	508

	Semiconductor Equipment — 0.04%
31,070	Applied Materials, Inc.	485

	Semiconductors — 1.05%
146,667	Atmel Corp. (a)	1,999
79,651	Avago Technologies Ltd.	2,477
128,437	Broadcom Corp., Class - A	5,058
88,178	Intel Corp.	1,778
2,600	Microchip Technology, Inc.	99
12,783	Texas Instruments, Inc.	442
		11,853
	Soft Drinks — 2.89%
214,230	PepsiCo, Inc.	13,799
282,401	The Coca-Cola Co.	18,737
		32,536
	Specialized Consumer Services — 0.01%
900	Hillenbrand, Inc.	19
500	Weight Watchers International, Inc.	35
		54
	Specialized Finance — 0.01%
200	CBOE Holdings, Inc.	6
1,022	InterContinental Exchange, Inc. (a)	126
		132
	Specialized Real Estate Investment Trust — 0.03%
2,915	Public Storage	323

	Specialty Chemicals — 1.07%
229,618	Ecolab, Inc.	11,715
1,100	International Flavors & Fragrances, Inc.	69
1,700	Sigma-Aldrich Corp.	108
1,300	The Sherwin-Williams Co.	109
		12,001
	Specialty Stores — 1.51%
1,300	Dick's Sporting Goods, Inc. (a)	52
1,200	Signet Jewelers Ltd. (a)	55
669,813	Staples, Inc.	13,008
63,437	Tiffany & Co.	3,898
		17,013
	Steel — 0.01%
3,097	Nucor Corp.	143

	Systems Software — 5.63%
1,100	MICROS Systems, Inc. (a)	54
409,012	Microsoft Corp.	10,373
910,129	Oracle Corp.	30,371
359,592	Red Hat, Inc. (a)	16,322
1,620	Symantec Corp. (a)	30
76,236	VMware, Inc., Class - A (a)	6,216
		63,366
	Tobacco — 0.41%
28,112	Altria Group, Inc.	732
2,119	Lorillard, Inc.	201
56,514	Philip Morris International, Inc.	3,709
		4,642
	Trading Companies & Distributors — 1.49%
255,793	Fastenal Co.	16,583
600	MSC Industrial Direct Co., Inc., Class - A	41
800	W.W. Grainger, Inc.	110
		16,734

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Trucking — 0.00%
700	Landstar System, Inc.	$32

	Wireless Telecommunication Services — 0.47%
102,644	American Tower Corp., Class - A (a)	5,319
	Total Common Stocks	923,890

	Corporate Bonds — 1.07%
	Automobiles — 0.17%
$1,700	Daimler Finance North America LLC, 6.50%, 11/15/13	1,898

	Computers & Peripherals — 0.05%
600	Hewlett-Packard Co., 1.36%, 5/27/11 (b)	601

	Consumer Finance — 0.07%
100	SLM Corp., MTN, 5.13%, 8/27/12	103
700	SLM Corp., Series A, MTN, 0.60%, 1/27/14 (b)	664
		767
	Diversified Financial Services — 0.19%
200	Citigroup, Inc., 1.75%, 1/13/14 (b)	203
100	Citigroup, Inc., 4.59%, 12/15/15	103
700	Citigroup, Inc., 8.50%, 5/22/19	864
200	Goldman Sachs Group, Inc., 0.76%, 3/22/16 (b)	193
200	Goldman Sachs Group, Inc., 0.80%, 1/12/15 (b)	198
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	504
100	Merrill Lynch & Co., Series C, MTN, 5.45%, 2/5/13	106
		2,171
	Diversified Real Estate Investment Trusts — 0.10%
1,100	Weyerhaeuser Co., 6.75%, 3/15/12	1,156

	Diversified Telecommunication Services — 0.06%
600	Verizon Communications, Inc., 3.75%, 5/20/11	602

	Electric Utilities — 0.15%
1,600	IPALCO Enterprises, Inc., 8.63%, 11/14/11	1,656

	Energy Equipment & Services — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	110

	Health Care Providers & Services — 0.09%
997	Fresenius Medical Care Holdings, Inc., 1.68%, 3/31/13 (b)	994

	Insurance — 0.18%
100	American International Group, Inc., 3.75%, 11/30/13 (c)	102
800	American International Group, Inc., 8.25%, 8/15/18	936
100	American International Group, Inc., MTN, 0.41%, 3/20/12 (b)	99
700	American International Group, Inc., MTN, 5.45%, 5/18/17	719
200	American International Group, Inc., Series 1, MTN, 0.41%, 10/18/11 (b)	199
		2,055
	Total Corporate Bonds	12,010

	Asset Backed Securities — 0.42%
$584	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.60%, 6/25/34 (b)	476
613	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.33%, 5/25/37 (b)	515
431	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.34%, 6/25/47 (b)	416
425	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.35%, 5/25/36 (b)	414
244	Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1, 0.32%, 5/25/28 (b)	241
350	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.33%, 10/25/28 (b)	344
303	Harvest CLO, Series IX, Class A1, 2.00%, 3/29/17 (b)	396
514	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.31%, 5/25/37 (b)	440
358	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.31%, 6/25/37 (b)	352
318	SLM Student Loan Trust, Series 2005-4, Class A2, 0.38%, 4/26/21 (b)	317
728	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	777
47	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.57%, 5/1/28	51
	Total Asset Backed Securities	4,739

	Collateralized Mortgage Obligations — 3.36%
697	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.28%, 10/25/34 (b)	629
20	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.97%, 9/25/45 (b)	18
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	127
903	Banc of America Funding Corp., Series 2004-A, Class 1A3, 4.95%, 9/20/34 (b)	917
26	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.88%, 2/25/36 (b)	21
141	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.67%, 2/25/33 (b)	141
47	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.77%, 2/25/33 (b)	43
878	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.77%, 8/25/33 (b)	874
770	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 3.10%, 9/25/34 (b)	655
838	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 3.34%, 10/25/34 (b)	655

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$46	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.61%, 11/25/34 (b)	$45
27	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.71%, 3/25/35 (b)	26
845	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.93%, 3/25/35 (b)	812
1,125	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 2.93%, 9/25/34 (b)	891
900	Citicorp Mortgage Securities, Inc., Series 2005-3, Class 1A2, 5.50%, 4/25/35	901
435	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A, 2.64%, 12/25/35 (b)	400
1,214	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.91%, 8/25/35 (b)	1,165
125	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.56%, 8/25/35 (b)	111
233	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 2.21%, 8/25/35 (b)	222
1	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2, 0.36%, 10/25/36 (b)	1
206	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.08%, 10/25/33	213
1,111	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 4.46%, 5/25/35 (b)	740
37	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.53%, 2/25/37 (b)	22
438	Countrywide Alternative Loan Trust, Series 2006-0A6, 1A2, 0.46%, 7/25/46 (b)	292
36	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.68%, 2/25/37 (b)	27
43	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.44%, 9/25/46 (b)	24
35	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.47%, 7/20/46 (b)	16
1,142	Countrywide Home Loans, Series 2005-2, Class 2A1, 0.57%, 3/25/35 (b)	761
99	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.54%, 4/25/35 (b)	66
1,023	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.48%, 5/25/35 (b)	691
710	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 3.02%, 2/20/36 (b)	590
219	Fannie Mae Whole Loan, 6.00%, 7/25/44	241
778	Fannie Mae, Series 2006-82, Class F, 0.82%, 9/25/36 (b)	780
213	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.72%, 2/25/34 (b)	217
13	Freddie Mac, Series 2395, Class FT, 0.71%, 12/15/31 (b)	13
770	Freddie Mac, Series 3174, Class FM, 0.50%, 5/15/36 (b)	767
22	Freddie Mac, Series 3346, Class FA, 0.49%, 2/15/19 (b)	22
1,468	Freddie Mac, Series 3616, Class FG, 0.91%, 3/15/32 (b)	1,471
86	Government National Mortgage Association, Series 2000-14, Class F, 0.91%, 2/16/30 (b)	86
5,356	Government National Mortgage Association, Series 2005-16, Class FA, 0.51%, 2/20/35 (b)	5,317
5,325	Government National Mortgage Association, Series 2005-3, Class FC, 0.50%, 1/16/35 (b)	5,284
1,586	Government National Mortgage Association, Series 2008-6, Class FA, 0.75%, 2/20/38 (b)	1,586
1,883	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.47%, 6/25/45 (b)	1,253
468	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.80%, 9/25/35 (b)	456
1,043	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.48%, 5/19/35 (b)	710
378	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 1.71%, 10/25/35 (b)	345
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	130
846	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.64%, 10/25/35 (b)	610
2,493	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.55%, 8/25/35 (b)	1,529
697	WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 0.54%, 10/25/45 (b)	600
642	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.56%, 1/25/45 (b)	539
733	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.48%, 4/25/45 (b)	632
432	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.69%, 12/25/33 (b)	447
444	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 4.91%, 1/25/35 (b)	446
600	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.89%, 10/25/35 (b)	534
237	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.74%, 3/25/35 (b)	213
1,775	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.80%, 3/25/36 (b)	1,579
	Total Collateralized Mortgage Obligations	37,903

	Certificates of Deposit — 0.54%
2,900	Banco do Brasil New York, 2.27%, 2/14/14 (b)	2,896
1,300	Intesa Sanpaolo New York, 2.38%, 12/21/12	1,309
1,900	Itau UnibanCo New York, 1.65%, 2/6/12	1,873
	Total Certificates of Deposit	6,078

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Global Bonds — 0.67%
	Australia — 0.22%
2,500	Australian Government Bond, 4.50%, 4/15/20 (d)	$2,409

	Ireland — 0.16%
1,300	Depfa ACS Bank, MTN, 3.25%, 2/15/12 (d)	1,826

	Netherlands — 0.08%
300	Deutsche Telekom International Finance BV, Series E, MTN, 7.13%, 9/26/12 (d)	515
300	Rabobank Nederland NV, MTN, 6.88%, 3/19/20 (d)	429
		944
	Norway — 0.05%
2,700	Norwegian Government Bond, 6.50%, 5/15/13 (d)	525

	United States — 0.16%
$900	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (d)	1,242
400	Goldman Sachs Group, Inc., 1.38%, 2/4/13 (b)(d)	561
		1,803
	Total Global Bonds	7,507

	Municipal Bonds — 0.17%
	California — 0.15%
1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	1,011
700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	713
		1,724
	Washington — 0.02%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	208
	Total Municipal Bonds	1,932

	U.S. Government Agency Mortgages — 0.89%
416	Fannie Mae, Pool #735591, 2.59%, 10/1/35 (b)	437
37	Fannie Mae, Pool #796295, 4.50%, 12/1/34	38
58	Fannie Mae, Pool #852682, 6.00%, 3/1/36	63
17	Fannie Mae, Pool #889414, 6.00%, 11/1/37	19
36	Fannie Mae, Pool #935943, 4.50%, 9/1/40	37
788	Fannie Mae, Pool #946254, 6.00%, 9/1/37	859
546	Fannie Mae, Pool #AC3286, 4.00%, 10/1/24	562
32	Fannie Mae, Pool #AC5566, 4.50%, 2/1/40	32
416	Fannie Mae, Pool #AC7210, 4.00%, 11/1/24	428
2,036	Fannie Mae, Pool #AD7956, 4.50%, 7/1/40	2,075
927	Fannie Mae, Pool #AE0986, 4.50%, 1/1/41	945
945	Fannie Mae, Pool #AE2305, 4.50%, 8/1/40	963
905	Fannie Mae, Pool #AE3049, 4.50%, 9/1/40	922
68	Fannie Mae, Pool #AE9170, 4.50%, 11/1/40	69
484	Fannie Mae, Pool #AH0609, 4.00%, 12/1/40	477
932	Fannie Mae, Pool #AH0953, 4.50%, 12/1/40	950
356	Fannie Mae, Pool #AH3145, 4.50%, 2/1/41	363
55	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	56
209	Fannie Mae, Pool #AH4314, 4.50%, 2/1/41	213
27	Fannie Mae, Pool #AH8596, 4.50%, 3/1/41	28
435	Fannie Mae, Pool #MA0585, 4.50%, 11/1/40	443
	Total U.S. Government Agency Mortgages	9,979

	U.S. Treasury Obligations — 9.18%
148	U.S. Treasury Bills, 0.11%, 4/7/11 (e)(f)	148
150	U.S. Treasury Bills, 0.07%, 5/19/11 (e)(f)	150
10,541	U.S. Treasury Bills, 0.17%, 6/16/11 (e)(f)	10,539
600	U.S. Treasury Bills, 0.10%, 6/23/11 (e)	600
9,800	U.S. Treasury Bills, 0.18%, 7/21/11 (e)	9,797
15,356	U.S. Treasury Bills, 0.17%, 7/28/11 (e)	15,350
14,000	U.S. Treasury Bills, 0.17%, 8/4/11 (e)	13,995
13,300	U.S. Treasury Bills, 0.18%, 8/11/11 (e)	13,294
6,500	U.S. Treasury Bills, 0.17%, 8/18/11 (e)	6,497
10,659	U.S. Treasury Bills, 0.16%, 8/25/11 (e)	10,653
3,700	U.S. Treasury Bills, 0.16%, 9/1/11 (e)	3,698
3,500	U.S. Treasury Bills, 0.14%, 9/8/11 (e)	3,498
300	U.S. Treasury Inflation Index Notes, 2.38%, 4/15/11	333
200	U.S. Treasury Inflation Index Notes, 3.38%, 1/15/12	260
100	U.S. Treasury Inflation Index Notes, 3.00%, 7/15/12	131
14,400	U.S. Treasury Note, 2.25%, 3/31/16	14,417
	Total U.S. Treasury Obligations	103,360

	Yankee Dollars — 0.66%
	Aerospace & Defense — 0.07%
760	Waha Aerospace BV, 3.93%, 7/28/20	760

	Air Freight & Logistics — 0.01%
100	Intesa Sanpaolo SpA, 0.80%, 1/19/12 (b)	100

	Commercial Banks — 0.26%
1,000	Banco Votorantim, 5.25%, 2/11/16 (c)	1,028
200	Export-Import Bank of Korea, 5.88%, 1/14/15	219
200	Export-Import Bank of Korea, 4.13%, 9/9/15	205
200	Export-Import Bank of Korea, 5.13%, 6/29/20	202
1,300	Nordea Bank AB, 1.20%, 1/14/14 (b)(c)	1,312
		2,966
	Diversified Financial Services — 0.03%
300	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	343

	Metals & Mining — 0.12%
1,300	Vale Overseas Ltd., 6.88%, 11/10/39	1,390

	Oil, Gas & Consumable Fuels — 0.06%
600	Petrobras International Finance Co., 5.88%, 3/1/18	636

	Real Estate Management & Development — 0.11%
1,300	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,285
	Total Yankee Dollars	7,480

	Time Deposit — 0.43%
4,799,953	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/11	4,800
	Total Time Deposit	4,800

	Mutual Funds — 0.33%
127,334	Alliance Money Market Fund Prime Portfolio, 0.12% (b)	127
3,554,525	SSgA U.S. Government Money Market, 0.00% (b)	3,555
	Total Mutual Funds	3,682

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Contracts or Principal Amount (000)	Security Description	Value (000)
	Put Option Purchased — 0.00%
312	S&P 500 Future
	Expiring June, 2011 at $475	$4
	Total Put Option Purchased	4

	Repurchase Agreement — 1.33%
$15,000	Citigroup Global Markets, Inc., 0.14%, 4/1/11, (Purchased on 3/31/11, proceeds at maturity $15,000,058, collateralized by U.S. Treasury Note, 0.75%, 5/31/12 fair value 15,288,698)	15,000
	Total Repurchase Agreement	15,000
	Total Investments Before TBA Sale Commitments (cost $920,339) — 101.10%	1,138,364
	TBA Sale Commitments (see summary below) — (0.59)%	(6,652)
	Liabilities in excess of other assets — (0.51)%	(5,679)
	Net Assets — 100.00%	$1,126,033

	TBA Sale Commitments (g) — (0.59)%
$(6,000)	Fannie Mae, 30 YR TBA, 4.50%, 4/25/41	$(6,108)
(500)	Fannie Mae, 30 YR TBA, 6.00%, 4/25/41	(544)
	Total TBA Sale Commitments	$(6,652)

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011.
(c)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(e)	Rate disclosed represents effective yield at purchase.
(f)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.
(g)
Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Portfolio of Investments).

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
MTN	— Medium Term Note
TBA	— Security is subject to delayed delivery.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
17	NASDAQ 100 E-Mini Future	$794	Jun-11	$19
266	S&P 500 E-Mini Future	17,569	Jun-11	178
17	S&P 500 E-Mini Future	1,123	Jun-11	18
544	S&P 500 Future	179,656	Jun-11	2,332
37	3Month Euro Euribor Interest Rate Future	12,803	Mar-12	326
10	3Month Euro Euribor Future	3,436	Mar-13	62
	Net Unrealized Appreciation/(Depreciation)			$2,935

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
900,000	Australian Dollar	Westpac Banking Corp.	4/29/11	$879	$927	$48
1,239,535	Brazilian Real	Barclays Bank	4/4/11	731	759	28
190,685	Brazilian Real	Citibank	4/4/11	114	117	3
11,980,800	Chinese Renminbi	Morgan Stanley	9/14/11	1,800	1,846	46
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,651	51
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,829	29
720,000	Euro	Royal Bank of Scotland	4/19/11	984	1,020	36
720,000	Euro	Royal Bank of Scotland	4/19/11	984	1,020	36
400,000	Euro	JP Morgan Chase	4/19/11	557	567	10
400,000	Euro	State Street Bank	5/2/11	567	566	(1)
41,917,000	Indian Rupee	Barclays Bank	8/12/11	894	917	23
555,850,000	Korean Won	Bank of America	5/9/11	500	507	7
444,680,000	Korean Won	Barclays Bank	5/9/11	400	406	6
450,000	Malaysian Ringgit	Citibank	8/11/11	145	147	2
200,000	Malaysian Ringgit	Barclays Bank	8/11/11	64	65	1
300,000	Malaysian Ringgit	Barclays Bank	8/11/11	97	98	1
200,000	Malaysian Ringgit	Citibank	8/11/11	65	66	1
300,000	Malaysian Ringgit	JP Morgan Chase	8/11/11	97	98	1
200,000	Malaysian Ringgit	Barclays Bank	8/11/11	65	65	-
400,000	Malaysian Ringgit	Citibank	8/11/11	130	131	1
381,260	Malaysian Ringgit	HSBC	8/11/11	124	125	1
400,000	Malaysian Ringgit	Citibank	8/11/11	130	131	1
22,209,000	Norwegian Krone	Barclays Bank	5/5/11	3,855	4,010	155
1,361,830	Singapore Dollars	JP Morgan Chase	6/9/11	1,045	1,081	36
128,540	Singapore Dollars	Barclays Bank	6/9/11	100	102	2
100,000	Singapore Dollars	Royal Bank of Scotland	9/9/11	77	79	2
100,000	Singapore Dollars	Citibank	9/9/11	78	79	1
100,000	Singapore Dollars	JP Morgan Chase	9/9/11	78	79	1
100,000	Singapore Dollars	Citibank	9/9/11	78	79	1
595,956	Singapore Dollars	Barclays Bank	9/9/11	466	473	7
28,470,000	Taiwan Dollars	JP Morgan Chase	1/11/12	1,000	978	(22)
	Total Currencies Purchased			$19,504	$20,018	$514
	Currencies Sold
2,293,000	Australian Dollar	Bank of America	4/29/11	$2,266	$2,363	$(97)
80,000	Australian Dollar	State Street Bank	4/29/11	82	82	-
1,362,860	Brazilian Real	HSBC	4/4/11	779	835	(56)
67,360	Brazilian Real	HSBC	4/4/11	40	41	(1)
190,685	Brazilian Real	Citibank	6/2/11	112	115	(3)
343,000	British Pound	Bank of America	6/13/11	551	550	1
11,970,000	Chinese Renminbi	Royal Bank of Scotland	9/14/11	1,800	1,844	(44)
7,692,000	Euro	Citibank	4/19/11	10,381	10,896	(515)
14,000	Euro	JP Morgan Chase	4/19/11	19	19	-
89,000	Euro	Citibank	4/19/11	121	126	(5)
720,000	Euro	Royal Bank of Scotland	4/19/11	984	1,020	(36)
116,143,000	Japanese Yen	Royal Bank of Scotland	4/14/11	1,395	1,397	(2)
3,061,000	Norwegian Krone	Citibank	5/5/11	520	553	(33)
	Total Currencies Sold			$19,050	$19,841	$(791)
	Net Unrealized Appreciation/(Depreciation)					$(277)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(5)	Call – S&P 500 Future	$1,330	$(12)	$(13)	Apr-11	$(1)
(5)	Put – S&P 500 Future	1,230	(17)	(2)	Apr-11	15
(290)	Call – Interest Rate Option U.S. Dollar 10 – Year Interest	3	(11)	(1)	Apr-11	10
(290)	Put – Interest Rate Option U.S. Dollar 10 – Year Interest	4	(12)	(16)	Apr-11	(4)
(1,320)	Put – Interest Rate Option U.S. Dollar 2 – Year Interest	2	(78)	(184)	Sep-12	(106)
	Net Unrealized Appreciation/(Depreciation)		$(130)	$(216)		$(86)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Interest Rate SWAP Agreements

Swap Agreements	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Goldman Sachs, based on the London Interbank Offer Rate Index	$1,200	$-	$25	11/2/20	0.31%	$25
Interest Rate Swap Agreement with Citibank NA, based on the London Interbank Offer Rate Index	1,100	-	39	11/2/15	1.45%	39
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., based on the London Interbank Offer Rate Index	900	-	32	11/2/15	1.45%	32
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	1,300	1	(2)	12/15/20	6.00%	(3)
Interest Rate Swap Agreement with Citibank NA, based on the London Interbank Offer Rate Index	15,100	58	63	12/15/16	2.50%	5
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	16,200	69	169	12/15/18	3.00%	100
Interest Rate Swap Agreement with Royal Bank of Scotland, based on the London Interbank Offer Rate Index	800	11	25	6/15/31	4.00%	14
Interest Rate Swap Agreement with HSBC Bank USA, based on the Brazil Cetip Interbank Deposit Rate Index	15,000	61	139	1/2/12	11.36%	78
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	5,900	13	380	12/15/20	2.75%	367
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	5,500	28	(14)	1/2/14	11.99%	(42)
		$241	$856			$615

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Institutional Growth Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc.	Sustainable Growth Advisers	PIMCO	Total

Common Stocks	32.43%	14.62%	34.11%	-	81.16%
Corporate Bonds	-	-	-	1.06%	1.06%
Asset Backed Securities	-	-	-	0.42%	0.42%
Collateralized Mortgage Obligations	-	-	-	3.33%	3.33%
Certificates of Deposit	-	-	-	0.53%	0.53%
Global Bonds	-	-	-	0.66%	0.66%
Municipal Bonds	-	-	-	0.17%	0.17%
U.S. Government Agency Mortgages	-	-	-	0.88%	0.88%
U.S. Treasury Obligations	-	0.03%	-	9.05%	9.08%
Yankee Dollars	-	-	-	0.66%	0.66%
Time Deposit	0.21%	-	0.21%	-	0.42%
Mutual Funds	-	0.01%	-	0.30%	0.31%
Put Option Purchased	-	-	-	0.00%	0.00%
Repurchase Agreement	-	-	-	1.32%	1.32%
Total Investments	32.64%	14.66%	34.32%	18.38%	100.00%

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.55%
	Advertising — 0.63%
1,100	Arbitron, Inc.	$44
70,834	Harte-Hanks, Inc.	843
2,200	National CineMedia, Inc.	41
200	ReachLocal, Inc. (a)	4
		932
	Aerospace & Defense — 2.39%
1,636	AAR Corp. (a)	45
700	Aerovironment, Inc. (a)	25
400	American Science & Engineering, Inc.	37
3,200	Applied Energetics, Inc. (a)	2
481	Astronics Corp. (a)	12
1,152	Ceradyne, Inc. (a)	52
680	Cubic Corp.	39
18,441	Curtiss-Wright Corp.	648
1,150	DigitalGlobe, Inc. (a)	32
531	Ducommun, Inc.	13
7,638	Esterline Technologies Corp. (a)	540
2,800	GenCorp, Inc. (a)	17
100	Global Defense Technology & Systems, Inc. (a)	2
2,915	Goodrich Corp.	249
1,200	HEICO Corp.	75
4,200	Hexcel Corp. (a)	83
800	Kratos Defense & Security Solutions, Inc. (a)	11
661	Ladish Co., Inc. (a)	36
242	LMI Aerospace, Inc. (a)	5
10,895	Moog, Inc., Class - A (a)	500
200	National Presto Industries, Inc.	23
27,345	Orbital Sciences Corp. (a)	517
25,203	TASER International, Inc. (a)	103
1,600	Teledyne Technologies, Inc. (a)	83
300	The Keyw Holding Corp. (a)	4
4,239	Triumph Group, Inc.	375
		3,528
	Agricultural Products — 0.33%
141	Alico, Inc.	4
6,995	Corn Products International, Inc.	363
4,300	Darling International, Inc. (a)	66
1,585	Fresh Del Monte Produce, Inc.	41
156	Griffin Land & Nurseries, Inc.	5
300	Limoneira Co.	7
		486
	Air Freight & Logistics — 0.49%
2,747	Air Transport Services Group, Inc. (a)	23
1,149	Atlas Air Worldwide Holdings, Inc. (a)	80
1,200	Forward Air Corp.	37
9,237	Hub Group, Inc., Class - A (a)	334
1,500	Pacer International, Inc. (a)	8
300	Park-Ohio Holdings Corp. (a)	6
11,900	UTi Worldwide, Inc.	241
		729
	Airlines — 0.60%
6,066	AirTran Holdings, Inc. (a)	45
3,665	Alaska Air Group, Inc. (a)	232
600	Allegiant Travel Co.	26
2,500	Hawaiian Holdings, Inc. (a)	15
30,650	JetBlue Airways Corp. (a)	192
1,000	Pinnacle Airlines Corp. (a)	6
1,791	Republic Airways Holdings, Inc. (a)	12
2,480	SkyWest, Inc.	42
11,000	United Continental Holdings, Inc. (a)	253
7,481	US Airways Group, Inc. (a)	65
		888
	Alternative Carriers — 0.28%
949	AboveNet, Inc.	62
1,442	Global Crossing Ltd. (a)	20
3,800	Globalstar, Inc. (a)	5
400	Hughes Communications, Inc. (a)	24
1,700	Iridium Communications, Inc. (a)	13
5,700	PAETEC Holding Corp. (a)	19
32,694	Premiere Global Services, Inc. (a)	249
5,100	Vonage Holdings Corp. (a)	23
		415
	Aluminum — 0.07%
2,791	Century Aluminum Co. (a)	52
731	Kaiser Aluminum Corp.	36
500	Noranda Aluminum Holding Corp. (a)	8
		96
	Apparel Retail — 1.31%
2,200	Ann, Inc. (a)	64
2,509	Ascena Retail Group, Inc. (a)	81
1,700	bebe Stores, Inc.	10
1,914	Brown Shoe Co., Inc.	24
1,500	Casual Male Retail Group, Inc. (a)	7
5,266	Charming Shoppes, Inc. (a)	23
29,458	Chico's FAS, Inc.	439
1,429	Christopher & Banks Corp.	9
600	Citi Trends, Inc. (a)	13
2,500	Coldwater Creek, Inc. (a)	7
2,814	Collective Brands, Inc. (a)	61
400	Destination Maternity Corp.	9
600	DSW, Inc., Class - A (a)	24
700	Express, Inc.	14
1,036	Genesco, Inc. (a)	42
1,815	Hot Topic, Inc.	10
1,100	Jos. A. Bank Clothiers, Inc. (a)	56
1,451	New York & Co., Inc. (a)	10
2,836	Pacific Sunwear of California, Inc. (a)	10
600	Rue21, Inc. (a)	17
360	Shoe Carnival, Inc. (a)	10
1,475	Stage Stores, Inc.	28
1,382	Stein Mart, Inc.	14
9,418	The Buckle, Inc.	381
1,100	The Cato Corp., Class - A	27
1,050	The Children's Place Retail Stores, Inc. (a)	52
2,030	The Finish Line, Inc., Class - A	40
2,390	The Men's Wearhouse, Inc.	65
3,026	The Talbots, Inc. (a)	18
4,885	Under Armour, Inc., Class - A (a)	333
4,600	Wet Seal, Inc., Class - A (a)	20
800	Zumiez, Inc. (a)	21
		1,939
	Apparel, Accessories & Luxury Goods — 0.70%
2,400	Carter's, Inc. (a)	69
300	Cherokee, Inc.	5
468	Columbia Sportswear Co.	28
300	Delta Apparel, Inc. (a)	4
600	G-III Apparel Group Ltd. (a)	23
1,800	Joe's Jeans, Inc. (a)	2
344	Kenneth Cole Productions, Inc., Class - A (a)	4
3,900	Liz Claiborne, Inc. (a)	21

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Apparel, Accessories & Luxury Goods (continued)
900	Maidenform Brands, Inc. (a)	$26
779	Movado Group, Inc. (a)	11
500	Oxford Industries, Inc.	17
427	Perry Ellis International, Inc. (a)	12
5,799	Quiksilver, Inc. (a)	26
44,766	The Jones Group, Inc.	615
1,800	The Warnaco Group, Inc. (a)	103
1,000	True Religion Apparel, Inc. (a)	23
540	Vera Bradley, Inc. (a)	23
800	Volcom, Inc.	15
		1,027
	Application Software — 2.65%
2,527	Accelrys, Inc. (a)	20
1,400	ACI Worldwide, Inc. (a)	46
1,900	Actuate Corp. (a)	10
1,200	Advent Software, Inc. (a)	34
17,362	Amdocs Ltd. (a)	501
900	American Software, Inc., Class - A	7
2,600	Aspen Technology, Inc. (a)	39
1,800	Blackbaud, Inc.	49
1,400	Blackboard, Inc. (a)	51
1,300	Bottomline Technologies, Inc. (a)	33
200	BroadSoft, Inc. (a)	10
1,600	Concur Technologies, Inc. (a)	89
200	Convio, Inc. (a)	2
841	Deltek, Inc. (a)	6
300	Digimarc Corp. (a)	9
1,100	Ebix, Inc. (a)	26
2,272	Epicor Software Corp. (a)	25
1,600	EPIQ Systems, Inc.	23
202	ePlus, Inc. (a)	5
1,870	Fair Isaac Corp.	59
600	Guidance Software, Inc. (a)	5
7,310	Informatica Corp. (a)	382
500	Interactive Intelligence, Inc. (a)	19
12,792	Jack Henry & Associates, Inc.	434
1,836	JDA Software Group, Inc. (a)	56
900	Kenexa Corp. (a)	25
5,600	Lawson Software, Inc. (a)	68
2,500	Magma Design Automation, Inc. (a)	17
5,913	Manhattan Associates, Inc. (a)	193
4,857	Mentor Graphics Corp. (a)	71
300	MicroStrategy, Inc., Class - A (a)	40
900	Monotype Imaging Holdings, Inc. (a)	13
16,700	Motricity, Inc. (a)	251
1,300	NetScout Systems, Inc. (a)	36
18,907	Parametric Technology Corp. (a)	425
700	Pegasystems, Inc.	27
800	PROS Holdings, Inc. (a)	12
201	QAD, Inc., Class - A	2
400	QLIK Technologies, Inc. (a)	10
2,475	Quest Software, Inc. (a)	63
500	RealPage, Inc. (a)	14
1,100	Smith Micro Software, Inc. (a)	10
1,400	SolarWinds, Inc. (a)	33
500	SS&C Technologies Holdings, Inc. (a)	10
2,763	SuccessFactors, Inc. (a)	108
900	Synchronoss Technologies, Inc. (a)	31
1,600	Taleo Corp., Class - A (a)	57
300	TeleNav, Inc. (a)	4
1,000	The Ultimate Software Group, Inc. (a)	59
6,800	TIBCO Software, Inc. (a)	185
17,491	TiVo, Inc. (a)	153
1,200	Tyler Technologies, Inc. (a)	28
1,500	VirnetX Holding Corp.	30
		3,915
	Asset Management & Custody Banks — 0.86%
14,958	American Capital Ltd. (a)	148
8,718	Apollo Investment Corp.	105
400	Arlington Asset Investment Corp., Class - A	12
1,202	Artio Global Investors, Inc.	19
3,010	BlackRock Kelso Capital Corp.	31
909	Calamos Asset Management, Inc., Class - A	15
122	Capital Southwest Corp.	11
751	Cohen & Steers, Inc.	22
100	Diamond Hill Investment Group, Inc.	8
580	Epoch Holding Corp.	9
500	Financial Engines, Inc. (a)	14
361	GAMCO Investors, Inc., Class - A	17
906	Gladstone Capital Corp.	10
1,242	Gladstone Investment Corp.	10
415	Golub Capital BDC LLC	7
1,504	Harris & Harris Group, Inc. (a)	8
1,592	Hercules Technology Growth Capital, Inc.	18
1,795	Internet Capital Group, Inc. (a)	26
705	Main Street Capital Corp.	13
3,090	MCG Capital Corp.	20
1,211	MVC Capital, Inc.	17
1,250	NGP Capital Resources Co.	12
1,713	PennantPark Investment Corp.	20
1,105	Penson Worldwide, Inc. (a)	7
3,563	Prospect Capital Corp.	44
300	Pzena Investment Management, Inc., Class - A	2
1,026	Safeguard Scientifics, Inc. (a)	21
216	Solar Capital Ltd.	5
1,509	TICC Capital Corp.	16
635	Triangle Capital Corp.	11
221	Virtus Investment Partners, Inc. (a)	13
14,052	Waddell & Reed Financial, Inc., Class - A	571
241	Westwood Holdings Group, Inc.	10
		1,272
	Auto Parts & Equipment — 0.85%
2,500	American Axle & Manufacturing Holdings, Inc. (a)	32
900	Amerigon, Inc. (a)	14
4,008	Autoliv, Inc.	298
5,912	Dana Holding Corp. (a)	103
500	Dorman Products, Inc. (a)	21
904	Drew Industries, Inc.	20
3,079	Exide Technologies (a)	34
600	Fuel Systems Solutions, Inc. (a)	18
4,565	Gentex Corp.	138
12,542	Modine Manufacturing Co. (a)	202
100	Shiloh Industries, Inc.	1
1,637	Spartan Motors, Inc.	11
611	Standard Motor Products, Inc.	9
600	Stoneridge, Inc. (a)	9
967	Superior Industries International, Inc.	25
2,400	Tenneco, Inc. (a)	102
200	Tower International, Inc. (a)	3
3,525	WABCO Holdings, Inc. (a)	217
		1,257
	Automobile Manufacturers — 0.01%
1,200	Winnebago Industries, Inc. (a)	16

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Automotive Retail — 0.15%
442	America's Car-Mart, Inc. (a)	$11
1,200	Asbury Automotive Group, Inc. (a)	22
1,026	Group 1 Automotive, Inc.	44
810	Lithia Motors, Inc., Class - A	12
600	Midas, Inc. (a)	5
1,200	Monro Muffler Brake, Inc.	39
1,779	Penske Automotive Group, Inc. (a)	36
1,590	Sonic Automotive, Inc., Class - A	22
2,349	The Pep Boys - Manny, Moe & Jack	30
		221
	Biotechnology — 1.42%
1,600	Acorda Therapeutics, Inc. (a)	37
900	Affymax, Inc. (a)	5
4,056	Alkermes, Inc. (a)	53
3,300	Allos Therapeutics, Inc. (a)	10
1,500	Alnylam Pharmaceuticals, Inc. (a)	14
900	AMAG Pharmaceuticals, Inc. (a)	15
200	Anthera Pharmaceuticals, Inc. (a)	1
500	Ardea Biosciences, Inc. (a)	14
4,700	Arena Pharmaceuticals, Inc. (a)	7
5,200	ARIAD Pharmaceuticals, Inc. (a)	39
1,700	ArQule, Inc. (a)	12
2,200	Array BioPharma, Inc. (a)	7
1,500	AspenBio Pharma, Inc. (a)	1
400	Aveo Phamaceuticals, Inc. (a)	5
4,600	AVI BioPharma, Inc. (a)	9
1,200	BioCryst Pharmaceuticals, Inc. (a)	5
6,574	BioMarin Pharmaceutical, Inc. (a)	165
700	BioMimetic Therapeutics, Inc. (a)	9
2,900	BioSante Pharmaceuticals, Inc. (a)	6
200	BioSpecifics Technologies Corp. (a)	5
900	BioTime, Inc. (a)	7
3,461	Celera Corp. (a)	28
1,300	Celldex Therapeutics, Inc. (a)	5
10,595	Cepheid, Inc. (a)	297
1,600	Chelsea Therapeutics International Ltd. (a)	6
500	Clinical Data, Inc. (a)	15
300	Codexis, Inc. (a)	4
2,400	Cubist Pharmaceuticals, Inc. (a)	61
3,100	Curis, Inc. (a)	10
1,800	Cytokinetics, Inc. (a)	3
1,900	Cytori Therapeutics, Inc. (a)	15
4,500	CytRx Corp. (a)	4
4,100	Dyax Corp. (a)	7
3,900	Dynavax Technologies Corp. (a)	11
800	Emergent BioSolutions, Inc. (a)	19
2,300	Enzon Pharmaceuticals, Inc. (a)	25
1,900	Exact Sciences Corp. (a)	14
600	Genomic Health, Inc. (a)	15
5,100	Geron Corp. (a)	26
3,000	Halozyme Therapeutics, Inc. (a)	20
1,500	Idenix Pharmaceuticals, Inc. (a)	5
2,800	ImmunoGen, Inc. (a)	25
2,700	Immunomedics, Inc. (a)	10
3,600	Incyte Corp. (a)	57
964	Infinity Pharmaceuticals, Inc. (a)	6
2,000	Inhibitex, Inc. (a)	7
2,000	Inovio Pharmaceuticals, Inc. (a)	2
2,000	InterMune, Inc. (a)	94
800	Ironwood Pharmaceuticals, Inc. (a)	11
3,900	Isis Pharmaceuticals, Inc. (a)	35
2,100	Keryx Biopharmaceuticals, Inc. (a)	10
9,627	Lexicon Pharmaceuticals, Inc. (a)	16
816	Ligand Pharmaceuticals, Inc., Class - B (a)	8
2,800	MannKind Corp. (a)	10
1,443	Maxygen, Inc.	7
1,100	Metabolix, Inc. (a)	12
3,800	Micromet, Inc. (a)	21
1,700	Momenta Pharmaceuticals, Inc. (a)	27
1,900	Nabi Biopharmaceuticals (a)	11
20,035	Nanosphere, Inc. (a)	65
1,900	Neuralstem, Inc. (a)	3
2,000	Neurocrine Biosciences, Inc. (a)	15
500	NeurogesX, Inc. (a)	2
3,800	Novavax, Inc. (a)	10
2,800	NPS Pharmaceuticals, Inc. (a)	27
700	Nymox Pharmaceutical Corp. (a)	6
800	Omeros Corp. (a)	6
2,500	Onyx Pharmaceuticals, Inc. (a)	88
3,700	Opko Health, Inc. (a)	14
1,300	Orexigen Therapeutics, Inc. (a)	4
700	Osiris Therapeutics, Inc. (a)	5
5,800	PDL BioPharma, Inc.	34
2,300	Peregrine Pharmaceuticals, Inc. (a)	5
1,800	Pharmacyclics, Inc. (a)	11
1,300	Pharmasset, Inc. (a)	102
1,164	Progenics Pharmaceuticals, Inc. (a)	7
2,200	Rigel Pharmaceuticals, Inc. (a)	16
1,900	Sangamo BioSciences, Inc. (a)	16
2,800	Savient Pharmaceuticals, Inc. (a)	30
1,600	SciClone Pharmaceuticals, Inc. (a)	6
3,800	Seattle Genetics, Inc. (a)	59
1,300	SIGA Technologies, Inc. (a)	16
2,100	Spectrum Pharmaceuticals, Inc. (a)	19
5,000	StemCells, Inc. (a)	5
900	Synta Pharmaceuticals Corp. (a)	5
1,000	Targacept, Inc. (a)	27
2,600	Theravance, Inc. (a)	63
200	Transcept Pharmaceuticals, Inc. (a)	2
1,200	Vanda Pharmaceuticals, Inc. (a)	9
3,000	Vical, Inc. (a)	9
2,700	Zalicus, Inc. (a)	7
2,000	ZIOPHARM Oncology, Inc. (a)	12
		2,090
	Brewers — 0.02%
363	The Boston Beer Co., Inc., Class - A (a)	34

	Broadcasting — 0.07%
3,800	Belo Corp., Class - A (a)	34
403	Crown Media Holdings, Inc., Class - A (a)	1
800	Entercom Communications Corp., Class - A (a)	9
2,000	Entravision Communications Corp., Class - A (a)	5
324	Fisher Communications, Inc. (a)	10
2,600	Gray Television, Inc. (a)	5
1,032	LIN TV Corp., Class - A (a)	6
1,800	Radio One, Inc., Class - D (a)	4
1,780	Sinclair Broadcast Group, Inc., Class - A	22
200	Westwood One, Inc. (a)	1
		97
	Building Products — 0.73%
500	AAON, Inc.	16
200	Ameresco, Inc., Class - A (a)	3
227	American Woodmark Corp.	5

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
440	Ameron International Corp.	$31
7,516	Apogee Enterprises, Inc.	99
730	Builders FirstSource, Inc. (a)	2
1,258	Gibraltar Industries, Inc. (a)	15
38,227	Griffon Corp. (a)	502
894	Insteel Industries, Inc.	13
800	NCI Building Systems, Inc. (a)	10
1,742	Quanex Building Products Corp.	34
1,609	Simpson Manufacturing Co., Inc.	47
600	Trex Co., Inc. (a)	20
7,507	Universal Forest Products, Inc.	275
		1,072
	Cable & Satellite — 0.02%
1,346	Knology, Inc. (a)	17
730	Outdoor Channel Holdings, Inc.	6
		23
	Casinos & Gaming — 0.38%
1,100	Ameristar Casinos, Inc.	20
2,175	Boyd Gaming Corp. (a)	20
487	Churchill Downs, Inc.	20
1,100	Empire Resorts, Inc. (a)	1
800	Isle of Capri Casinos, Inc. (a)	8
222	Monarch Casino & Resort, Inc. (a)	2
1,132	Multimedia Games, Inc. (a)	6
2,609	Pinnacle Entertainment, Inc. (a)	36
3,000	Scientific Games Corp., Class - A (a)	26
2,200	Shuffle Master, Inc. (a)	23
11,280	WMS Industries, Inc. (a)	399
		561
	Catalog Retail — 0.04%
930	Gaiam, Inc., Class - A	6
1,600	HSN, Inc. (a)	51
		57
	Coal & Consumable Fuels — 0.51%
1,332	Cloud Peak Energy, Inc. (a)	29
5,291	CONSOL Energy, Inc.	284
100	Hallador Energy Co.	1
5,708	International Coal Group, Inc. (a)	65
1,500	James River Coal Co. (a)	36
700	L&L Energy, Inc. (a)	5
3,087	Massey Energy Co.	211
3,456	Patriot Coal Corp. (a)	89
2,500	Uranium Energy Corp. (a)	10
5,226	USEC, Inc. (a)	23
		753
	Commercial Printing — 0.10%
2,300	Cenveo, Inc. (a)	15
400	Consolidated Graphics, Inc. (a)	22
565	Courier Corp.	8
2,157	Deluxe Corp.	57
1,059	Ennis, Inc.	18
1,000	InnerWorkings, Inc. (a)	7
533	M & F Worldwide Corp. (a)	14
541	Multi-Color Corp.	11
700	The Standard Register Co.	2
		154
	Commodity Chemicals — 0.64%
2,300	Calgon Carbon Corp. (a)	37
1,400	Georgia Gulf Corp. (a)	52
341	Hawkins, Inc.	14
800	Koppers Holdings, Inc.	34
8,499	Methanex Corp.	265
2,356	NewMarket Corp.	373
141	NL Industries, Inc.	2
1,425	Spartech Corp. (a)	10
1,200	STR Holdings, Inc. (a)	23
200	TPC Group, Inc. (a)	6
839	Westlake Chemical Corp.	47
11,300	Zagg, Inc. (a)	85
		948
	Communications Equipment — 2.28%
1,900	Acme Packet, Inc. (a)	135
6,405	ADTRAN, Inc.	272
6,812	Anaren, Inc. (a)	137
17,451	Arris Group, Inc. (a)	222
5,957	Aruba Networks, Inc. (a)	202
2,499	Aviat Networks, Inc. (a)	13
530	Bel Fuse, Inc., Class - B	12
2,500	BigBand Networks, Inc. (a)	6
837	Black Box Corp.	29
1,650	Blue Coat Systems, Inc. (a)	46
446	Calix, Inc. (a)	9
3,805	Ciena Corp. (a)	99
1,069	Comtech Telecommunications Corp.	29
1,000	DG FastChannel, Inc. (a)	32
975	Digi International, Inc. (a)	10
762	EMS Technologies, Inc. (a)	15
3,964	Emulex Corp. (a)	42
4,163	Extreme Networks, Inc. (a)	15
3,650	Finisar Corp. (a)	90
1,046	Globecomm Systems, Inc. (a)	13
4,594	Harmonic, Inc. (a)	43
3,400	Infinera Corp. (a)	28
1,800	InterDigital, Inc.	86
600	KVH Industries, Inc. (a)	9
400	Loral Space & Communications, Inc. (a)	31
200	Meru Networks, Inc. (a)	4
1,400	NETGEAR, Inc. (a)	45
1,500	Network Engines, Inc. (a)	3
1,300	Network Equipment Technologies, Inc. (a)	5
1,400	Neutral Tandem, Inc. (a)	21
924	Oplink Communications, Inc. (a)	18
1,338	Opnext, Inc. (a)	3
938	PC-Tel, Inc. (a)	7
16,400	Plantronics, Inc.	601
8,234	Polycom, Inc. (a)	427
6,704	Powerwave Technologies, Inc. (a)	30
10,188	Riverbed Technology, Inc. (a)	384
1,389	SeaChange International, Inc. (a)	13
1,900	ShoreTel, Inc. (a)	16
9,103	Sonus Networks, Inc. (a)	34
830	Sycamore Networks, Inc.	20
2,229	Symmetricom, Inc. (a)	14
2,842	Tekelec (a)	23
4,928	UTStarcom, Inc. (a)	12
1,500	ViaSat, Inc. (a)	60
		3,365
	Computer & Electronics Retail — 0.42%
500	hhgregg, Inc. (a)	7
17,060	Rent-A-Center, Inc.	596
403	REX American Resources Corp. (a)	6
506	Systemax, Inc. (a)	7
		616

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Computer Hardware — 0.42%
15,071	Avid Technology, Inc. (a)	$336
1,163	Cray, Inc. (a)	7
5,472	Diebold, Inc.	194
1,387	Silicon Graphics International Corp. (a)	30
800	Stratasys, Inc. (a)	38
1,000	Super Micro Computer, Inc. (a)	16
		621
	Computer Storage & Peripherals — 0.54%
2,178	Electronics for Imaging, Inc. (a)	32
1,300	Hutchinson Technology, Inc. (a)	4
1,900	Hypercom Corp. (a)	23
1,479	Imation Corp. (a)	16
1,200	Immersion Corp. (a)	9
2,200	Intermec, Inc. (a)	24
879	Intevac, Inc. (a)	11
1,600	Novatel Wireless, Inc. (a)	9
1,100	Presstek, Inc. (a)	2
8,100	Quantum Corp. (a)	20
340	Rimage Corp.	6
1,700	STEC, Inc. (a)	34
10,376	Synaptics, Inc. (a)	280
8,478	Western Digital Corp. (a)	316
1,300	Xyratex Ltd. (a)	15
		801
	Construction & Engineering — 1.51%
11,100	Chicago Bridge & Iron Co. NV	451
1,455	Dycom Industries, Inc. (a)	25
2,866	EMCOR Group, Inc. (a)	89
1,906	Fluor Corp.	141
6,273	Foster Wheeler AG (a)	236
1,400	Furmanite Corp. (a)	11
1,536	Granite Construction, Inc.	43
2,861	Great Lakes Dredge & Dock Co.	22
11,677	Insituform Technologies, Inc., Class - A (a)	312
2,886	Jacobs Engineering Group, Inc. (a)	149
816	Layne Christensen Co. (a)	28
13,817	MasTec, Inc. (a)	287
276	Michael Baker Corp. (a)	8
754	MYR Group, Inc. (a)	18
452	Northwest Pipe Co. (a)	10
1,100	Orion Marine Group, Inc. (a)	12
16,991	Pike Electric Corp. (a)	162
1,100	Primoris Services Corp.	11
7,867	Quanta Services, Inc. (a)	177
644	Sterling Construction Co., Inc. (a)	11
1,151	Tutor Perini Corp.	28
		2,231
	Construction & Farm Machinery & Heavy Trucks — 0.67%
367	Alamo Group, Inc.	10
518	American Railcar Industries, Inc. (a)	13
877	Astec Industries, Inc. (a)	33
372	Cascade Corp.	17
1,200	Commercial Vehicle Group, Inc. (a)	21
600	Douglas Dynamics, Inc.	9
2,758	Federal Signal Corp.	18
485	FreightCar America, Inc. (a)	16
500	Lindsay Corp.	39
10,500	Meritor, Inc. (a)	178
565	Miller Industries, Inc.	9
235	NACCO Industries, Inc., Class - A	26
4,369	Navistar International Corp. (a)	303
500	Sauer-Danfoss, Inc. (a)	25
839	The Greenbrier Cos., Inc. (a)	24
1,674	Titan International, Inc.	44
252	Twin Disc, Inc.	8
2,900	Wabash National Corp. (a)	34
7,447	Westport Innovations, Inc. (a)	164
		991
	Construction Materials — 0.15%
5,200	Eagle Materials, Inc.	157
2,944	Headwaters, Inc. (a)	18
931	Texas Industries, Inc.	42
100	United States Lime & Minerals, Inc. (a)	4
		221
	Consumer Electronics — 0.24%
7,088	Harman International Industries, Inc.	332
602	Universal Electronics, Inc. (a)	18
		350
	Consumer Finance — 0.21%
2,785	Advance America Cash Advance Centers, Inc.	15
1,338	Cash America International, Inc.	62
345	CompuCredit Holdings Corp. (a)	2
200	Credit Acceptance Corp. (a)	14
1,500	Dollar Financial Corp. (a)	31
1,700	EZCORP, Inc., Class - A (a)	53
1,200	First Cash Financial Services, Inc. (a)	46
1,289	Nelnet, Inc., Class - A	28
1,194	Netspend Holdings, Inc. (a)	13
2,465	The First Marblehead Corp. (a)	6
646	World Acceptance Corp. (a)	42
		312
	Data Processing & Outsourced Services — 0.73%
1,500	Alliance Data Systems Corp. (a)	129
1,150	Cardtronics, Inc. (a)	24
300	Cass Information Systems, Inc.	12
1,565	CSG Systems International, Inc. (a)	31
400	Echo Global Logistics, Inc. (a)	5
2,087	Euronet Worldwide, Inc. (a)	40
600	Exlservice Holdings, Inc. (a)	13
2,101	Global Cash Access Holdings, Inc. (a)	7
2,334	Global Payments, Inc.	114
21,050	Heartland Payment Systems, Inc.	369
3,785	MoneyGram International, Inc. (a)	13
885	Online Resources Corp. (a)	3
1,200	TeleTech Holdings, Inc. (a)	23
1,100	TNS, Inc. (a)	17
3,450	VeriFone Systems, Inc. (a)	190
1,600	Wright Express Corp. (a)	83
		1,073
	Department Stores — 0.11%
1,795	Dillard's, Inc., Class - A	72
1,000	Retail Ventures, Inc. (a)	17
6,154	Saks, Inc. (a)	70
600	The Bon-Ton Stores, Inc. (a)	9
		168
	Distillers & Vintners — 0.00%
400	MGP Ingredients, Inc.	3

	Distributors — 0.10%
585	Audiovox Corp., Class - A (a)	5

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distributors (continued)
361	Core-Mark Holding Co., Inc. (a)	$12
3,264	LKQ Corp. (a)	79
2,000	Pool Corp.	48
300	Weyco Group, Inc.	7
		151
	Diversified Banks — 0.02%
1,221	Banco Latinoamericano de Comercio Exterior SA, Class - E	21
500	Encore Bancshares, Inc. (a)	6
		27
	Diversified Capital Markets — 0.01%
500	HFF, Inc., Class - A (a)	7
773	JMP Group, Inc.	7
		14
	Diversified Chemicals — 1.11%
17,960	Cabot Corp.	832
6,713	FMC Corp.	570
700	LSB Industries, Inc. (a)	28
3,242	Olin Corp.	74
5,000	Solutia, Inc. (a)	127
		1,631
	Diversified Metals & Mining — 0.40%
1,000	AMCOL International Corp.	36
2,700	General Moly, Inc. (a)	14
2,550	Globe Specialty Metals, Inc.	58
2,076	Horsehead Holding Corp. (a)	35
3,054	Materion Corp. (a)	125
1,100	Molycorp, Inc. (a)	66
5,075	RTI International Metals, Inc. (a)	158
7,239	Thompson Creek Metals Co., Inc. (a)	91
1,400	U.S. Energy Corp. (a)	9
		592
	Diversified Real Estate Activities — 0.04%
1,168	Campus Crest Communities, Inc.	14
246	Consolidated-Tomoka Land Co.	8
716	Coresite Realty Corp.	11
600	Tejon Ranch Co. (a)	22
		55
	Diversified Real Estate Investment Trusts — 0.24%
1,185	American Assets Trust, Inc.	25
2,754	CapLease, Inc.	15
3,499	Colonial Properties Trust	67
3,837	Cousins Properties, Inc.	32
800	Excel Trust, Inc.	9
483	Gladstone Commercial Corp.	9
3,115	Investors Real Estate Trust	30
400	One Liberty Properties, Inc.	6
777	PS Business Parks, Inc.	45
2,100	Retail Opportunity Investments Corp.	23
2,670	Washington Real Estate Investment Trust	83
947	Winthrop Realty Trust, Inc.	12
		356
	Diversified Support Services — 0.70%
1,726	Comfort Systems USA, Inc.	24
800	EnerNOC, Inc. (a)	15
874	G&K Services, Inc., Class - A	29
2,700	Healthcare Services Group, Inc.	47
300	Higher One Holdings, Inc. (a)	4
2,100	Interface, Inc., Class - A	39
1,094	McGrath Rentcorp	30
1,529	Mobile Mini, Inc. (a)	37
3,821	Ritchie Bros. Auctioneers, Inc.	108
496	Schawk, Inc.	10
4,060	UniFirst Corp.	215
20,101	Viad Corp.	481
		1,039
	Drug Retail — 0.02%
27,300	Rite Aid Corp. (a)	29

	Education Services — 0.25%
700	American Public Education, Inc. (a)	28
500	Archipelago Learning, Inc. (a)	4
800	Bridgepoint Education, Inc. (a)	14
600	Cambium Learning Group, Inc. (a)	2
700	Capella Education Co. (a)	35
3,700	Corinthian Colleges, Inc. (a)	16
1,300	Grand Canyon Education, Inc. (a)	19
6,557	K12, Inc. (a)	221
300	Learning Tree International, Inc.	3
600	Lincoln Educational Services Corp.	10
300	National American University Holdings, Inc.	2
800	The Princeton Review, Inc. (a)	—
900	Universal Technical Institute, Inc.	17
		371
	Electric Utilities — 0.97%
1,350	ALLETE, Inc.	53
2,482	Avista Corp.	57
611	Central Vermont Public Service Corp.	14
2,774	Cleco Corp.	95
1,881	El Paso Electric Co. (a)	57
2,195	IDACORP, Inc.	84
1,902	ITC Holdings Corp.	133
1,021	MGE Energy, Inc.	41
1,505	Otter Tail Corp.	34
28,937	Portland General Electric Co.	688
1,788	The Empire District Electric Co.	39
2,187	UIL Holdings Corp.	67
1,674	Unisource Energy Corp.	61
527	Unitil Corp.	12
		1,435
	Electrical Components & Equipment — 2.58%
7,563	A.O. Smith Corp.	335
3,000	A123 Systems, Inc. (a)	19
1,800	Acuity Brands, Inc.	105
2,800	Advanced Battery Technologies, Inc. (a)	5
6,595	American Superconductor Corp. (a)	164
569	Analogic Corp.	32
1,252	Anixter International, Inc.	88
14,702	Belden, Inc.	552
20,681	Brady Corp., Class - A	738
300	Coleman Cable, Inc. (a)	3
775	Encore Wire Corp.	19
2,500	Ener1, Inc. (a)	7
2,303	Energy Conversion Devices, Inc. (a)	5
6,920	EnerSys (a)	275
1,007	Franklin Electric Co., Inc.	47
4,000	FuelCell Energy, Inc. (a)	9
800	Generac Holdings, Inc. (a)	16
13,250	GrafTech International Ltd. (a)	273
2,795	Hubbell, Inc., Class - B	199
1,050	II-VI, Inc. (a)	52

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Components & Equipment (continued)
560	LaBarge, Inc. (a)	$10
1,092	LSI Industries, Inc.	8
900	Polypore International, Inc. (a)	52
362	Powell Industries, Inc. (a)	14
96	Preformed Line Products Co.	7
11,291	Thomas & Betts Corp. (a)	672
1,500	UQM Technologies, Inc. (a)	5
800	Vicor Corp.	13
2,500	Woodward, Inc.	86
		3,810
	Electronic Components — 0.93%
7,466	DTS, Inc. (a)	348
4,187	Littelfuse, Inc.	239
2,900	Power-One, Inc. (a)	25
16,568	Rogers Corp. (a)	747
622	Spectrum Control, Inc. (a)	12
		1,371
	Electronic Equipment & Instruments — 1.57%
1,739	Checkpoint Systems, Inc. (a)	39
7,489	Cognex Corp.	212
1,100	Coherent, Inc. (a)	64
1,000	Comverge, Inc. (a)	5
1,410	Daktronics, Inc.	15
369	Dawson Geophysical Co. (a)	16
1,239	Electro Scientific Industries, Inc. (a)	22
600	FARO Technologies, Inc. (a)	24
1,300	Gerber Scientific, Inc. (a)	12
2,195	Itron, Inc. (a)	124
3,427	L-1 Identity Solutions, Inc. (a)	40
3,700	Microvision, Inc. (a)	5
16,425	MTS Systems Corp.	748
13,737	National Instruments Corp.	450
1,748	Newport Corp. (a)	31
2,861	OSI Systems, Inc. (a)	107
7,916	Rofin-Sinar Technologies, Inc. (a)	313
100	TESSCO Technologies, Inc.	1
1,400	Universal Display Corp. (a)	77
1,486	X-Rite, Inc. (a)	7
		2,312
	Electronic Manufacturing Services — 1.06%
2,870	Benchmark Electronics, Inc. (a)	54
30,981	Celestica, Inc. (a)	332
1,275	CTS Corp.	14
600	DDi Corp.	6
1,400	Echelon Corp. (a)	14
300	Fabrinet (a)	6
34,161	Flextronics International Ltd. (a)	255
1,100	IPG Photonics Corp. (a)	64
9,397	Jabil Circuit, Inc.	192
1,100	Maxwell Technologies, Inc. (a)	19
736	Measurement Specialties, Inc. (a)	25
1,004	Mercury Computer Systems, Inc. (a)	21
1,700	Methode Electronics, Inc.	21
300	Multi-Fineline Electronix, Inc. (a)	9
870	Park Electrochemical Corp.	28
1,600	Plexus Corp. (a)	56
1,700	Pulse Electronics Corp.	10
700	RadiSys Corp. (a)	6
3,300	Sanmina-SCI Corp. (a)	37
2,331	SMART Modular Technologies (WWH), Inc. (a)	18
5,839	Trimble Navigation Ltd. (a)	295
3,471	TTM Technologies, Inc. (a)	63
100	Viasystems Group, Inc. (a)	3
804	Zygo Corp. (a)	12
		1,560
	Environmental & Facilities Services — 0.65%
2,180	ABM Industries, Inc.	55
1,000	Casella Waste Systems, Inc., Class - A (a)	7
4,587	Clean Harbors, Inc. (a)	453
4,369	EnergySolutions, Inc.	26
1,001	Fuel Tech, Inc. (a)	9
1,685	Metalico, Inc. (a)	10
6,789	Republic Services, Inc., Class - A	204
2,600	Rollins, Inc.	53
600	Standard Parking Corp. (a)	11
802	Team, Inc. (a)	21
4,152	Tetra Tech, Inc. (a)	103
700	US Ecology, Inc.	12
		964
	Fertilizers & Agricultural Chemicals — 0.01%
959	American Vanguard Corp.	8

	Food Distributors — 0.08%
554	Nash Finch Co.	21
1,014	Spartan Stores, Inc.	15
1,900	United Natural Foods, Inc. (a)	85
		121
	Food Retail — 0.19%
50	Arden Group, Inc., Class - A	4
1,678	Casey's General Stores, Inc.	65
640	Ingles Markets, Inc., Class - A	13
1,886	Ruddick Corp.	73
414	Susser Holdings Corp. (a)	5
790	The Andersons, Inc.	38
627	The Fresh Market, Inc. (a)	24
1,104	The Pantry, Inc. (a)	16
300	Village Super Market, Inc., Class - A	9
448	Weis Markets, Inc.	18
2,366	Winn-Dixie Stores, Inc. (a)	17
		282
	Footwear — 0.96%
3,500	Crocs, Inc. (a)	62
9,315	Deckers Outdoor Corp. (a)	803
3,251	Iconix Brand Group, Inc. (a)	70
1,248	K-Swiss, Inc., Class - A (a)	14
200	LaCrosse Footwear, Inc.	4
400	R.G. Barry Corp.	5
1,400	Skechers U.S.A., Inc., Class - A (a)	29
1,025	Steven Madden Ltd. (a)	48
1,700	The Timberland Co., Class - A (a)	70
8,177	Wolverine World Wide, Inc.	305
		1,410
	Forest Products — 0.06%
400	Deltic Timber Corp.	27
5,756	Louisiana-Pacific Corp. (a)	60
		87
	Gas Utilities — 0.87%
6,479	AGL Resources, Inc.	258
476	Chesapeake Utilities Corp.	20
1,883	New Jersey Resources Corp.	81
1,986	Nicor, Inc.	107
1,218	Northwest Natural Gas Co.	56

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities (continued)
3,286	Piedmont Natural Gas Co., Inc.	$100
1,290	South Jersey Industries, Inc.	72
2,093	Southwest Gas Corp.	81
1,042	The Laclede Group, Inc.	40
11,458	UGI Corp.	377
2,210	WGL Holdings, Inc.	86
		1,278
	General Merchandise Stores — 0.54%
1,924	99 Cents Only Stores (a)	38
6,334	Big Lots, Inc. (a)	275
5,174	Dollar Tree, Inc. (a)	287
14,538	Fred's, Inc., Class - A	194
100	Gordmans Stores, Inc. (a)	2
1,232	Tuesday Morning Corp. (a)	6
		802
	Gold — 0.14%
3,100	Allied Nevada Gold Corp. (a)	110
2,500	Capital Gold Corp. (a)	16
10,700	Golden Star Resources Ltd. (a)	32
3,500	Jaguar Mining, Inc. (a)	18
3,700	U.S. Gold Corp. (a)	33
		209
	Health Care Distributors — 0.77%
680	Chindex International, Inc. (a)	11
4,330	MWI Veterinary Supply, Inc. (a)	349
21,256	Owens & Minor, Inc.	690
1,500	Pharmerica Corp. (a)	17
2,300	PSS World Medical, Inc. (a)	63
		1,130
	Health Care Equipment — 2.99%
900	Abaxis, Inc. (a)	26
1,300	ABIOMED, Inc. (a)	19
2,100	Accuray, Inc. (a)	19
1,600	Alphatec Holdings, Inc. (a)	4
3,100	American Medical Systems Holdings, Inc. (a)	67
1,191	AngioDynamics, Inc. (a)	18
1,100	ArthroCare Corp. (a)	37
468	Cantel Medical Corp.	12
1,300	Conceptus, Inc. (a)	19
25,707	CONMED Corp. (a)	676
1,321	CryoLife, Inc. (a)	8
567	Cutera, Inc. (a)	5
1,100	Cyberonics, Inc. (a)	35
1,800	Delcath Systems, Inc. (a)	13
41,997	DexCom, Inc. (a)	652
400	Dynavox, Inc., Class - A (a)	2
200	Exactech, Inc. (a)	3
3,016	Gen-Probe, Inc. (a)	200
1,163	Greatbatch, Inc. (a)	31
1,800	Hansen Medical, Inc. (a)	4
400	HeartWare International, Inc. (a)	34
4,360	Hill-Rom Holdings, Inc.	166
2,774	IDEXX Laboratories, Inc. (a)	214
30,154	Insulet Corp. (a)	622
800	Integra LifeSciences Holdings Corp. (a)	38
1,264	Invacare Corp.	39
700	IRIS International, Inc. (a)	6
300	Kensey Nash Corp. (a)	7
8,700	MAKO Surgical Corp. (a)	211
2,100	Masimo Corp.	69
1,000	MELA Sciences, Inc. (a)	4
1,700	Meridian Bioscience, Inc.	41
1,200	Natus Medical, Inc. (a)	20
1,600	NuVasive, Inc. (a)	40
1,000	NxStage Medical, Inc. (a)	22
700	Orthofix International NV (a)	23
2,800	Orthovita, Inc. (a)	6
685	Palomar Medical Technologies, Inc. (a)	10
900	Quidel Corp. (a)	11
5,810	Sirona Dental Systems, Inc. (a)	291
3,000	Solta Medical, Inc. (a)	10
500	SonoSite, Inc. (a)	17
1,200	Stereotaxis, Inc. (a)	5
2,500	STERIS Corp.	86
800	SurModics, Inc. (a)	10
1,824	Symmetry Medical, Inc. (a)	18
17,354	Syneron Medical Ltd. (a)	226
500	Synovis Life Technologies, Inc. (a)	10
2,061	TomoTherapy, Inc. (a)	9
2,000	Volcano Corp. (a)	51
1,700	Wright Medical Group, Inc. (a)	29
180	Young Innovations, Inc.	6
4,599	Zoll Medical Corp. (a)	206
		4,407
	Health Care Facilities — 0.64%
1,331	AmSurg Corp. (a)	34
490	Assisted Living Concepts, Inc., Class - A (a)	19
1,295	Capital Senior Living Corp. (a)	14
900	Emeritus Corp. (a)	23
1,700	Five Star Quality Care, Inc. (a)	14
1,094	Hanger Orthopedic Group, Inc. (a)	29
3,900	HealthSouth Corp. (a)	97
1,876	Kindred Healthcare, Inc. (a)	45
800	LCA-Vision, Inc. (a)	5
10,390	LifePoint Hospitals, Inc. (a)	418
842	MedCath Corp. (a)	12
442	National Healthcare Corp.	21
2,502	Select Medical Holdings Corp. (a)	20
983	Skilled Healthcare Group, Inc., Class - A (a)	14
2,300	Sunrise Senior Living, Inc. (a)	27
600	The Ensign Group, Inc.	19
465	U.S. Physical Therapy, Inc.	10
5,000	VCA Antech, Inc. (a)	126
		947
	Health Care Services — 1.16%
500	Accretive Health, Inc. (a)	14
400	Air Methods Corp. (a)	27
1,100	Alliance HealthCare Services, Inc. (a)	5
2,132	Allied Healthcare International, Inc. (a)	5
300	Almost Family, Inc. (a)	11
1,200	Amedisys, Inc. (a)	42
563	American Dental Partners, Inc. (a)	7
1,700	AMN Healthcare Services, Inc. (a)	15
1,000	Bio-Reference Laboratories, Inc. (a)	22
1,200	BioScrip, Inc. (a)	6
1,300	CardioNet, Inc. (a)	6
6,746	Catalyst Health Solutions, Inc. (a)	377
900	Chemed Corp.	60
1,146	Continucare Corp. (a)	6
300	CorVel Corp. (a)	16
1,508	Cross Country Healthcare, Inc. (a)	12
400	ExamWorks Group, Inc. (a)	9
1,234	Gentiva Health Services, Inc. (a)	35

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Services (continued)
1,477	Healthways, Inc. (a)	$23
1,100	HMS Holdings Corp. (a)	90
700	IPC The Hospitalist Co., Inc. (a)	32
400	Landauer, Inc.	25
600	LHC Group, Inc. (a)	18
11,385	MEDNAX, Inc. (a)	758
100	National Research Corp.	3
300	PDI, Inc. (a)	2
500	Providence Service Corp. (a)	8
999	RehabCare Group, Inc. (a)	37
800	Rural/Metro Corp. (a)	14
1,188	Sun Healthcare Group, Inc. (a)	17
600	Team Health Holdings, Inc. (a)	10
		1,712
	Health Care Supplies — 1.30%
2,400	Align Technology, Inc. (a)	49
300	Alimera Sciences, Inc. (a)	2
2,900	Antares Pharma, Inc. (a)	5
66	Atrion Corp.	11
1,600	Cerus Corp. (a)	5
566	Cynosure, Inc. (a)	8
2,000	Endologix, Inc. (a)	14
1,000	Haemonetics Corp. (a)	65
471	ICU Medical, Inc. (a)	21
32,450	Immucor, Inc. (a)	642
764	Medical Action Industries, Inc. (a)	6
1,100	Merit Medical Systems, Inc. (a)	22
3,030	Neogen Corp. (a)	125
1,900	OraSure Technologies, Inc. (a)	15
400	Rochester Medical Corp. (a)	5
1,976	RTI Biologics, Inc. (a)	6
1,500	STAAR Surgical Co. (a)	8
11,824	The Cooper Cos., Inc.	821
1,400	The Spectranetics Corp. (a)	7
2,000	Unilife Corp. (a)	11
700	Vascular Solutions, Inc. (a)	8
1,300	West Pharmaceutical Services, Inc.	58
		1,914
	Health Care Technology — 0.30%
1,300	athenahealth, Inc. (a)	59
1,727	Cerner Corp. (a)	192
400	Computer Programs & Systems, Inc.	26
1,800	MedAssets, Inc. (a)	27
800	Medidata Solutions, Inc. (a)	20
2,100	Merge Healthcare, Inc. (a)	10
1,400	Omnicell, Inc. (a)	21
800	Quality Systems, Inc.	67
400	Transcend Services, Inc. (a)	10
643	Vital Images, Inc. (a)	9
		441
	Heavy Electrical Equipment — 0.05%
500	AZZ, Inc.	23
4,600	Broadwind Energy, Inc. (a)	6
10,000	Capstone Turbine Corp. (a)	18
800	PowerSecure International, Inc. (a)	7
4,800	Satcon Technology Corp. (a)	18
		72
	Home Entertainment Software — 0.06%
600	RealD, Inc. (a)	16
500	Renaissance Learning, Inc.	6
400	Rosetta Stone, Inc. (a)	5
500	SRS Labs, Inc. (a)	4
3,121	Take-Two Interactive Software, Inc. (a)	48
3,173	THQ, Inc. (a)	15
		94
	Home Furnishings — 0.40%
1,112	Ethan Allen Interiors, Inc.	25
2,108	Furniture Brands International, Inc. (a)	10
606	Hooker Furniture Corp.	7
700	Kid Brands, Inc. (a)	5
2,541	La-Z-Boy, Inc. (a)	24
203,526	Sealy Corp. (a)	517
		588
	Home Improvement Retail — 0.02%
900	Lumber Liquidators Holdings, Inc. (a)	22

	Homebuilding — 0.24%
3,119	Beazer Homes USA, Inc. (a)	14
263	Cavco Industries, Inc. (a)	12
2,726	Hovnanian Enterprises, Inc., Class - A (a)	10
17,528	KB Home	218
817	M/I Homes, Inc. (a)	12
1,422	Meritage Homes Corp. (a)	34
224	Skyline Corp.	5
5,235	Standard Pacific Corp. (a)	20
1,960	The Ryland Group, Inc.	31
		356
	Homefurnishing Retail — 0.06%
807	Haverty Furniture Cos., Inc.	11
700	Kirkland's, Inc. (a)	11
4,300	Pier 1 Imports, Inc. (a)	43
2,400	Select Comfort Corp. (a)	29
		94
	Hotels, Resorts & Cruise Lines — 0.12%
800	Ambassadors Group, Inc.	9
819	Bluegreen Corp. (a)	3
1,576	Gaylord Entertainment Co. (a)	55
1,600	Interval Leisure Group, Inc. (a)	26
711	Morgans Hotel Group Co. (a)	7
4,584	Orient-Express Hotels Ltd., Class - A (a)	57
767	Red Lion Hotels Corp. (a)	6
822	Summit Hotel Properties, Inc. (a)	8
973	The Marcus Corp.	11
		182
	Household Appliances — 0.20%
1,312	Helen of Troy Ltd. (a)	38
900	iRobot Corp. (a)	30
3,649	Snap-on, Inc.	219
		287
	Household Products — 0.06%
2,580	Central Garden & Pet Co., Class - A (a)	24
283	Oil-Dri Corp. of America	6
900	Spectrum Brands Holdings, Inc. (a)	25
615	WD-40 Co.	26
		81
	Housewares & Specialties — 0.33%
1,641	American Greetings Corp., Class - A	39
253	Blyth, Inc.	8
379	CSS Industries, Inc.	7
500	Lifetime Brands, Inc. (a)	8
7,055	Tupperware Brands Corp.	421
		483

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Human Resource & Employment Services — 0.17%
248	Barrett Business Services, Inc.	$4
484	CDI Corp.	7
525	GP Strategies Corp. (a)	7
893	Heidrick & Struggles International, Inc.	25
1,300	Hudson Highland Group, Inc. (a)	9
900	Insperity, Inc.	27
1,190	Kelly Services, Inc., Class - A (a)	26
1,300	Kforce, Inc. (a)	24
1,952	Korn/Ferry International (a)	44
1,834	On Assignment, Inc. (a)	17
2,086	SFN Group, Inc. (a)	29
2,040	TrueBlue, Inc. (a)	34
		253
	Hypermarkets & Super Centers — 0.27%
7,680	BJ's Wholesale Club, Inc. (a)	375
600	PriceSmart, Inc.	22
		397
	Independent Power Producers & Energy Traders — 0.02%
600	American DG Energy, Inc. (a)	1
4,250	Dynegy, Inc. (a)	24
		25
	Industrial Conglomerates — 0.18%
2,688	Carlisle Cos., Inc.	120
1,256	Kimball International, Inc., Class - B	9
800	Libbey, Inc. (a)	13
700	Raven Industries, Inc.	43
15	Seaboard Corp.	36
605	Standex International Corp.	23
1,133	Tredegar Corp.	24
122	United Capital Corp. (a)	4
		272
	Industrial Machinery — 3.17%
700	3D Systems Corp. (a)	34
2,800	Actuant Corp., Class - A	81
3,968	Albany International Corp., Class - A	99
1,100	Altra Holdings, Inc. (a)	26
243	Ampco-Pittsburgh Corp.	7
600	Badger Meter, Inc.	25
2,137	Barnes Group, Inc.	45
29,400	Blount International, Inc. (a)	470
2,262	Briggs & Stratton Corp.	51
1,231	Chart Industries, Inc. (a)	68
17,991	CIRCOR International, Inc.	846
2,101	CLARCOR, Inc.	94
1,000	Colfax Corp. (a)	23
781	Columbus McKinnon Corp. (a)	14
600	Dynamic Materials Corp.	17
1,500	Energy Recovery, Inc. (a)	5
855	ENPRO Industries, Inc. (a)	31
1,156	ESCO Technologies, Inc.	44
1,983	Flow International Corp. (a)	9
3,600	Force Protection, Inc. (a)	18
400	Graham Corp.	10
2,275	Harsco Corp.	80
4,883	IDEX Corp.	213
1,200	John Bean Technologies Corp.	23
592	Kadant, Inc. (a)	15
6,080	Kaydon Corp.	238
6,604	Kennametal, Inc.	258
391	L.B. Foster Co., Class - A	17
3,432	Lincoln Electric Holdings, Inc.	261
900	Lydall, Inc. (a)	8
700	Met-Pro Corp.	8
1,670	Mueller Industries, Inc.	61
91,031	Mueller Water Products, Inc., Class - A	408
1,386	Nordson Corp.	159
100	Omega Flex, Inc. (a)	1
4,060	Pall Corp.	234
1,783	Pentair, Inc.	67
600	PMFG, Inc. (a)	13
900	RBC Bearings, Inc. (a)	34
1,655	Robbins & Myers, Inc.	76
500	Sun Hydraulics Corp.	21
970	Tecumseh Products Co., Class - A (a)	10
800	Tennant Co.	34
500	The Gorman-Rupp Co.	20
700	The Middleby Corp. (a)	65
600	TriMas Corp. (a)	13
2,594	Valmont Industries, Inc.	271
1,286	Watts Water Technologies, Inc., Class - A	49
300	Xerium Technologies, Inc. (a)	7
		4,681
	Industrial Real Estate Investment Trusts — 0.17%
11,039	DCT Industrial Trust, Inc.	61
1,851	DuPont Fabros Technology, Inc.	45
1,190	EastGroup Properties, Inc.	52
3,263	First Industrial Realty Trust, Inc. (a)	39
2,207	First Potomac Realty Trust	35
1,130	Monmouth Real Estate Investment Corp., Class - A	9
400	Terreno Realty Corp. (a)	7
		248
	Insurance Brokers — 0.66%
23,025	Arthur J. Gallagher & Co.	700
1,000	Crawford & Co., Class - B	5
900	eHealth, Inc. (a)	12
1,944	National Financial Partners Corp. (a)	29
5,724	Willis Group Holdings PLC	231
		977
	Integrated Oil & Gas — 0.18%
3,578	Interoil Corp. (a)	267

	Integrated Telecommunication Services — 0.08%
1,900	Alaska Communications Systems Group, Inc.	20
300	Atlantic Tele-Network, Inc.	11
1,100	Cbeyond, Inc. (a)	13
8,144	Cincinnati Bell, Inc. (a)	22
1,076	Consolidated Communications Holdings, Inc.	20
1,947	General Communication, Inc., Class - A (a)	21
500	IDT Corp., Class - B	14
		121
	Internet Retail — 0.10%
1,272	1-800-FLOWERS.COM, Inc., Class - A (a)	4
500	Blue Nile, Inc. (a)	27
3,900	drugstore.com, Inc. (a)	15
1,100	NutriSystem, Inc.	16
800	Orbitz Worldwide, Inc. (a)	3
600	Overstock.com, Inc. (a)	9
1,000	PetMed Express, Inc.	16
1,142	Shutterfly, Inc. (a)	60
500	U.S. Auto Parts Network, Inc. (a)	4

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Retail (continued)
600	Vitacost.com, Inc. (a)	$—
		154
	Internet Software & Services — 1.75%
3,300	Ancestry.com, Inc. (a)	117
1,700	CDC Corp., Class - A (a)	4
21,887	Cogent Communications Group, Inc. (a)	312
4,653	comScore, Inc. (a)	137
6,100	Constant Contact, Inc. (a)	213
6,800	DealerTrack Holdings, Inc. (a)	156
200	Demand Media, Inc. (a)	5
700	Dice Holdings, Inc. (a)	11
1,707	Digital River, Inc. (a)	64
4,836	EarthLink, Inc.	38
200	Envestnet, Inc. (a)	3
776	Global Sources Ltd. (a)	9
2,700	GSI Commerce, Inc. (a)	79
1,769	InfoSpace, Inc. (a)	15
2,057	Internap Network Services Corp. (a)	14
300	Intralinks Holdings, Inc. (a)	8
1,400	Ixia (a)	22
2,002	j2 Global Communications, Inc. (a)	59
464	Keynote Systems, Inc.	9
1,200	KIT Digital, Inc. (a)	14
1,600	Limelight Networks, Inc. (a)	11
600	Liquidity Services, Inc. (a)	11
1,900	LivePerson, Inc. (a)	24
700	Local.com Corp. (a)	3
600	LogMeln, Inc. (a)	25
800	LoopNet, Inc. (a)	11
531	Marchex, Inc., Class - B	4
200	Mediamind Technologies, Inc. (a)	3
1,911	ModusLink Global Solutions, Inc.	10
12,300	Monster Worldwide, Inc. (a)	196
6,500	Move, Inc. (a)	16
2,300	NIC, Inc.	29
600	OpenTable, Inc. (a)	64
3,500	Openwave Systems, Inc. (a)	7
854	Perficient, Inc. (a)	10
10,600	QuinStreet, Inc. (a)	241
3,900	Rackspace Hosting, Inc. (a)	167
4,207	RealNetworks, Inc. (a)	16
2,600	S1 Corp. (a)	17
1,200	Saba Software, Inc. (a)	12
1,500	SAVVIS, Inc. (a)	56
200	SPS Commerce, Inc. (a)	3
400	Stamps.com, Inc.	5
1,900	Support.com, Inc. (a)	10
2,400	Terremark Worldwide, Inc. (a)	46
1,500	The Knot, Inc. (a)	18
200	Travelzoo, Inc. (a)	13
3,610	United Online, Inc.	23
3,501	ValueClick, Inc. (a)	51
3,200	VeriSign, Inc.	116
700	Vocus, Inc. (a)	18
1,800	Websense, Inc. (a)	41
2,300	Zix Corp. (a)	8
		2,574
	Investment Banking & Brokerage — 1.22%
2,400	BGC Partners, Inc., Class - A	22
1,892	Cowen Group, Inc., Class - A (a)	8
653	Evercore Partners, Inc., Class - A	22
2,771	FBR Capital Markets Corp. (a)	10
446	FXCM, Inc., Class - A	6
16,502	GFI Group, Inc.	83
3,700	Gleacher & Co., Inc. (a)	7
612	INTL FCStone, Inc. (a)	16
2,100	Investment Technology Group, Inc. (a)	38
12,762	Jefferies Group, Inc.	318
1,573	KBW, Inc.	41
20,031	Knight Capital Group, Inc., Class - A (a)	268
2,000	LaBranche & Co., Inc. (a)	8
3,800	Ladenburg Thalmann Financial Services, Inc. (a)	4
4,984	MF Global Holdings Ltd. (a)	41
484	Oppenheimer Holdings, Inc., Class - A	16
1,800	optionsXpress Holdings, Inc.	33
742	Piper Jaffray Cos., Inc. (a)	31
7,015	Raymond James Financial, Inc.	268
600	Rodman & Renshaw Capital Group, Inc. (a)	1
1,091	Sanders Morris Harris Group, Inc.	9
7,352	Stifel Financial Corp. (a)	528
1,290	SWS Group, Inc.	8
1,657	TradeStation Group, Inc. (a)	12
		1,798
	IT Consulting & Other Services — 0.48%
2,800	Acxiom Corp. (a)	40
1,307	CACI International, Inc., Class - A (a)	80
2,289	CIBER, Inc. (a)	15
728	Computer Task Group, Inc. (a)	10
600	Forrester Research, Inc.	23
950	iGATE Corp.	18
725	Integral Systems, Inc. (a)	9
2,500	Lionbridge Technologies, Inc. (a)	9
945	ManTech International Corp., Class - A (a)	40
700	MAXIMUS, Inc.	57
300	NCI, Inc., Class - A (a)	7
900	RightNow Technologies, Inc. (a)	28
4,300	Sapient Corp. (a)	49
1,770	SRA International, Inc., Class - A (a)	50
3,670	Syntel, Inc.	192
1,797	The Hackett Group, Inc. (a)	7
783	Tier Technologies, Inc., Class - B (a)	4
1,731	Unisys Corp. (a)	54
502	Virtusa Corp. (a)	10
		702
	Leisure Facilities — 0.11%
1,760	Life Time Fitness, Inc. (a)	66
694	Speedway Motorsports, Inc.	11
1,606	Vail Resorts, Inc. (a)	78
		155
	Leisure Products — 0.44%
378	Arctic Cat, Inc. (a)	6
3,600	Brunswick Corp.	92
13,206	Callaway Golf Co.	90
7,423	JAKKS Pacific, Inc. (a)	144
32,226	Leapfrog Enterprises, Inc. (a)	139
400	Marine Products Corp. (a)	3
1,300	Polaris Industries, Inc.	113
1,030	RC2 Corp. (a)	29
2,300	Smith & Wesson Holding Corp. (a)	8
325	Steinway Musical Instruments, Inc. (a)	7
800	Sturm, Ruger & Co., Inc.	19
400	Summer Infant, Inc. (a)	3
		653

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life & Health Insurance — 1.62%
60,169	American Equity Investment Life Holding Co.	$789
1,885	Citizens, Inc. (a)	14
64,078	CNO Financial Group, Inc. (a)	481
24,409	Delphi Financial Group, Inc., Class - A	750
673	FBL Financial Group, Inc., Class - A	21
243	Kansas City Life Insurance Co.	8
98	National Western Life Insurance Co., Class - A	16
1,058	Presidential Life Corp.	10
10,987	Primerica, Inc.	280
5,922	The Phoenix Cos., Inc. (a)	16
		2,385
	Life Sciences Tools & Services — 1.29%
3,428	Affymetrix, Inc. (a)	18
1,181	Albany Molecular Research, Inc. (a)	5
25,903	Bruker Corp. (a)	540
1,900	Caliper Life Sciences, Inc. (a)	13
1,620	Cambrex Corp. (a)	9
2,410	Dionex Corp. (a)	284
1,690	Enzo Biochem, Inc. (a)	7
2,000	eResearchTechnology, Inc. (a)	14
5,000	Exelixis, Inc. (a)	56
300	Furiex Pharmaceuticals, Inc. (a)	5
4,520	Illumina, Inc. (a)	317
620	Kendle International, Inc. (a)	7
10,422	Luminex Corp. (a)	196
1,400	Medivation, Inc. (a)	26
600	Pacific Biosciences of California, Inc. (a)	8
2,400	PAREXEL International Corp. (a)	60
4,427	Pharmaceutical Product Development, Inc.	123
1,400	PURE Bioscience, Inc. (a)	2
9,397	QIAGEN NV (a)	188
3,800	Sequenom, Inc. (a)	24
		1,902
	Managed Health Care — 0.38%
400	America Service Group, Inc.	10
2,259	AMERIGROUP Corp. (a)	145
2,141	Centene Corp. (a)	71
2,647	HealthSpring, Inc. (a)	99
1,524	Magellan Health Services, Inc. (a)	75
1,700	Metropolitan Health Networks, Inc. (a)	8
698	Molina Heathcare, Inc. (a)	28
851	Triple-S Management Corp., Class - B (a)	17
1,335	Universal American Corp.	31
1,941	WellCare Health Plans, Inc. (a)	81
		565
	Marine — 0.37%
6,382	Alexander & Baldwin, Inc.	291
800	Baltic Trading Ltd.	7
2,475	Eagle Bulk Shipping, Inc. (a)	9
2,100	Excel Maritime Carriers Ltd. (a)	9
1,355	Genco Shipping & Trading Ltd. (a)	15
1,513	Horizon Lines, Inc., Class - A	1
281	International Shipholding Corp.	7
2,161	Kirby Corp. (a)	124
1,200	Overseas Shipholding Group, Inc.	39
1,998	Ship Finance International Ltd.	42
1,260	Ultrapetrol Bahamas Ltd. (a)	6
		550
	Marine Ports & Services — 0.01%
519	CAI International, Inc. (a)	13

	Metal & Glass Containers — 0.96%
200	AEP Industries, Inc. (a)	6
6,695	AptarGroup, Inc.	336
25,048	Crown Holdings, Inc. (a)	966
800	Graham Packaging Co., Inc. (a)	14
1,693	Myers Industries, Inc.	17
2,147	Silgan Holdings, Inc.	82
		1,421
	Mortgage Real Estate Investment Trusts — 1.16%
5,443	American Capital Agency Corp.	159
19,984	Annaly Capital Management, Inc.	349
5,064	Anworth Mortgage Asset Corp.	36
751	Apollo Commercial Real Estate Finance, Inc.	12
3,041	Capstead Mortgage Corp.	39
40,831	Chimera Investment Corp.	162
676	Colony Financial, Inc.	13
676	CreXus Investment Corp.	8
3,137	Cypress Sharpridge Investments, Inc.	40
1,248	Dynex Capital, Inc.	13
3,136	Hatteras Financial Corp.	88
3,074	Invesco Mortgage Capital, Inc.	67
4,498	iStar Financial, Inc. (a)	41
15,070	MFA Financial, Inc.	124
2,398	Newcastle Investment Corp. (a)	14
3,442	NorthStar Realty Finance Corp.	18
1,203	Pennymac Mortgage Investment Trust	22
3,683	RAIT Financial Trust	9
23,145	Redwood Trust, Inc.	360
2,193	Resource Capital Corp.	14
3,131	Starwood Property Trust, Inc.	70
2,857	Two Harbors Investment Corp.	30
1,265	Walter Investment Management Corp.	20
		1,708
	Movies & Entertainment — 0.15%
592	Ascent Media Corp., Class - A (a)	29
600	Ballantyne Strong, Inc. (a)	4
321	Carmike Cinemas, Inc. (a)	2
2,447	Cinemark Holdings, Inc.	47
2,800	CKX, Inc. (a)	12
2,750	Lions Gate Entertainment Corp. (a)	17
6,216	Live Nation, Inc. (a)	62
665	LodgeNet Interactive Corp. (a)	3
400	Rentrak Corp. (a)	11
2,200	Warner Music Group Corp. (a)	15
1,182	World Wrestling Entertainment, Inc., Class - A	15
		217
	Multi-line Insurance — 0.29%
11,182	American Financial Group, Inc.	392
1,808	Horace Mann Educators Corp.	30
		422
	Multi-Sector Holdings — 0.11%
1,327	Compass Diversified Holdings, Inc.	19
4,817	PICO Holdings, Inc. (a)	145
		164
	Multi-Utilities — 0.86%
13,734	Black Hills Corp.	459
715	CH Energy Group, Inc.	36
1,619	NorthWestern Corp.	49

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
48,727	PNM Resources, Inc.	$727
		1,271
	Office Real Estate Investment Trusts — 0.70%
3,622	Alexandria Real Estate Equities, Inc.	283
5,774	BioMed Realty Trust, Inc.	110
7,675	Corporate Office Properties	277
3,128	Franklin Street Properties Corp.	44
1,149	Government Properties Income Trust	31
3,259	Highwoods Properties, Inc.	114
2,377	Kilroy Realty Corp.	92
4,771	Lexington Realty Trust	45
1,010	Mission West Properties, Inc.	7
2,500	MPG Office Trust, Inc. (a)	9
891	Parkway Properties, Inc.	15
		1,027
	Office Services & Supplies — 0.65%
2,352	ACCO Brands Corp. (a)	23
37,525	American Reprographics Co. (a)	388
1,300	APAC Customer Services, Inc. (a)	8
9,250	Herman Miller, Inc.	254
1,800	HNI Corp.	57
1,900	Knoll, Inc.	40
1,122	Mine Safety Appliances Co.	41
3,496	Steelcase, Inc., Class - A	40
1,722	Sykes Enterprises, Inc. (a)	34
987	United Stationers, Inc.	70
		955
	Oil & Gas Drilling — 0.76%
6,547	Atwood Oceanics, Inc. (a)	304
4,634	Hercules Offshore, Inc. (a)	30
5,253	Noble Corp.	240
5,505	Parker Drilling Co. (a)	38
2,236	Pioneer Drilling Co. (a)	31
575	Union Drilling, Inc. (a)	6
7,475	Unit Corp. (a)	463
6,466	Vantage Drilling Co. (a)	12
		1,124
	Oil & Gas Equipment & Services — 1.52%
100	Amyris, Inc. (a)	3
1,154	Basic Energy Services, Inc. (a)	29
1,565	Bristow Group, Inc. (a)	74
4,610	Cal Dive International, Inc. (a)	32
800	CARBO Ceramics, Inc.	113
3,377	Complete Production Services, Inc. (a)	107
2,508	Core Laboratories NV	256
6,621	Dril-Quip, Inc. (a)	523
4,273	Global Industries Ltd. (a)	42
573	Gulf Island Fabrication, Inc.	18
978	GulfMark Offshore, Inc., Class - A (a)	44
4,742	Helix Energy Solutions Group, Inc. (a)	82
979	Hornbeck Offshore Services, Inc. (a)	30
5,300	ION Geophysical Corp. (a)	67
5,497	Key Energy Services, Inc. (a)	86
1,200	Lufkin Industries, Inc.	112
1,137	Matrix Service Co. (a)	16
572	Natural Gas Services Group, Inc. (a)	10
4,404	Newpark Resources, Inc. (a)	35
159	OYO Geospace Corp. (a)	16
690	PHI, Inc. (a)	15
1,800	RPC, Inc.	46
9,450	Superior Energy Services, Inc. (a)	387
1,500	Tesco Corp. (a)	33
3,141	TETRA Technologies, Inc. (a)	48
2,000	Willbros Group, Inc. (a)	22
		2,246
	Oil & Gas Exploration & Production — 2.12%
19,600	Abraxas Petroleum Corp. (a)	115
400	Apco Oil & Gas International, Inc.	34
732	Approach Resources, Inc. (a)	25
2,170	ATP Oil & Gas Corp. (a)	39
2,291	Berry Petroleum Co., Class - A	116
6,237	Bill Barrett Corp. (a)	249
4,749	BPZ Resources, Inc. (a)	25
4,700	Brigham Exploration Co. (a)	175
4,913	Cabot Oil & Gas Corp.	260
1,200	Callon Petroleum Co. (a)	9
2,000	CAMAC Energy, Inc. (a)	3
1,300	Carrizo Oil & Gas, Inc. (a)	48
277	Clayton Williams Energy, Inc. (a)	29
456	Contango Oil & Gas Co.	29
4,016	Continental Resources, Inc. (a)	287
9,597	Delta Petroleum Corp. (a)	9
8,000	Denbury Resources, Inc. (a)	195
842	Endeavour International Corp. (a)	11
1,160	Energy Partners Ltd. (a)	21
3,000	Energy XXI (Bermuda) Ltd. (a)	102
600	Evolution Petroleum Corp. (a)	5
1,800	FX Energy, Inc. (a)	15
2,300	Gastar Exploration Ltd. (a)	11
608	GeoResources, Inc. (a)	19
1,623	GMX Resources, Inc. (a)	10
1,100	Goodrich Petroleum Corp. (a)	24
1,100	Gulfport Energy Corp. (a)	40
1,660	Harvest Natural Resources, Inc. (a)	25
700	Houston American Energy Corp.	11
7,000	Kodiak Oil & Gas Corp. (a)	47
2,200	Magnum Hunter Resources Corp. (a)	19
3,900	McMoRan Exploration Co. (a)	69
1,000	Miller Petroleum, Inc. (a)	5
2,200	Northern Oil & Gas, Inc. (a)	59
2,100	Oasis Petroleum, Inc. (a)	66
300	Panhandle Oil & Gas, Inc., Class - A	9
2,064	Penn Virginia Corp.	35
1,055	Petroleum Development Corp. (a)	51
2,551	PetroQuest Energy, Inc. (a)	24
2,100	RAM Energy Resources, Inc. (a)	4
1,800	Resolute Energy Corp. (a)	33
2,332	Rosetta Resources, Inc. (a)	111
1,807	Stone Energy Corp. (a)	60
11,477	Swift Energy Co. (a)	490
6,100	TransAtlantic Petroleum Ltd. (a)	19
2,466	VAALCO Energy, Inc. (a)	19
937	Venoco, Inc. (a)	16
1,451	W&T Offshore, Inc.	33
3,636	Warren Resources, Inc. (a)	19
		3,129
	Oil & Gas Refining & Marketing — 0.71%
409	Alon USA Energy, Inc.	6
1,900	Clean Energy Fuels Corp. (a)	31
1,063	CVR Energy, Inc. (a)	25
735	Delek US Holdings, Inc.	10
524	Green Plains Renewable Energy, Inc. (a)	6
9,000	Rentech, Inc. (a)	11
18,102	Rex Energy Corp. (a)	211

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Refining & Marketing (continued)
2,900	Syntroleum Corp. (a)	$7
2,074	Western Refining, Inc. (a)	35
17,318	World Fuel Services Corp.	703
		1,045
	Oil & Gas Storage & Transportation — 0.40%
2,791	Cheniere Energy, Inc. (a)	26
1,742	Crosstex Energy, Inc.	17
2,573	DHT Maritime, Inc.	12
136,440	Enbridge Energy Management LLC (a)	—
3,776	General Maritime Corp.	8
1,814	Golar LNG Ltd.	47
1,091	Knightsbridge Tankers Ltd.	27
2,159	Nordic American Tanker Shipping Ltd.	54
400	Scorpio Tankers, Inc. (a)	4
12,436	Southern Union Co.	356
645	Targa Resources Corp.	23
1,400	Teekay Tankers Ltd., Class - A	15
		589
	Packaged Foods & Meats — 0.46%
1,885	B&G Foods, Inc., Class - A	35
100	Bridgford Foods Corp.	1
500	Cal-Maine Foods, Inc.	15
500	Calavo Growers, Inc.	11
1,926	Chiquita Brands International, Inc. (a)	30
900	Diamond Foods, Inc.	50
1,776	Dole Food Co., Inc. (a)	24
200	Farmer Brothers Co.	2
524	Harbinger Group, Inc. (a)	3
486	Imperial Sugar Co.	6
500	J&J Snack Foods Corp.	24
400	John B. Sanfilippo & Son, Inc. (a)	5
800	Lancaster Colony Corp.	48
200	Lifeway Foods, Inc. (a)	2
2,300	Pilgrim's Pride Corp. (a)	18
900	Sanderson Farms, Inc.	41
454	Seneca Foods Corp., Class - A (a)	14
3,021	Smart Balance, Inc. (a)	14
5,304	Smithfield Foods, Inc. (a)	128
1,100	Snyders-Lance, Inc.	22
800	Synutra International, Inc. (a)	9
1,802	The Hain Celestial Group, Inc. (a)	58
927	Tootsie Roll Industries, Inc.	26
1,594	TreeHouse Foods, Inc. (a)	91
		677
	Paper Packaging — 0.23%
2,854	Boise, Inc.	26
5,180	Graphic Packaging Holding Co. (a)	28
5,855	Packaging Corp. of America	169
1,608	Rock-Tenn Co., Class - A	112
		335
	Paper Products — 0.24%
1,786	Buckeye Technologies, Inc.	49
511	Clearwater Paper Corp. (a)	42
1,565	KapStone Paper & Packaging Corp. (a)	27
6,848	Neenah Paper, Inc.	151
2,210	P.H. Glatfelter Co.	29
700	Schweitzer-Mauduit International, Inc.	35
600	Verso Paper Corp. (a)	3
2,404	Wausau Paper Corp.	18
		354
	Personal Products — 0.11%
1,015	Elizabeth Arden, Inc. (a)	30
600	Inter Parfums, Inc.	11
600	Medifast, Inc. (a)	12
300	Nature's Sunshine Products, Inc. (a)	3
2,000	Nu Skin Enterprises, Inc., Class - A	58
530	Nutraceutical International Corp. (a)	8
2,074	Prestige Brands Holdings, Inc. (a)	24
434	Revlon, Inc., Class - A (a)	7
668	Schiff Nutrition International, Inc.	6
700	The Female Health Co.	3
200	USANA Health Sciences, Inc. (a)	7
		169
	Pharmaceuticals — 0.68%
400	Acura Pharmaceuticals, Inc. (a)	1
200	Aegerion Pharmaceuticals, Inc. (a)	3
2,300	Akorn, Inc. (a)	13
1,800	Alexza Pharmaceuticals, Inc. (a)	3
1,000	Aoxing Pharmaceutical Co., Inc. (a)	2
1,700	Auxilium Pharmaceuticals, Inc. (a)	36
3,800	AVANIR Pharmaceuticals, Inc., Class - A (a)	15
800	Biodel, Inc. (a)	2
1,000	Cadence Pharmaceuticals, Inc. (a)	9
360	Caraco Pharmaceutical Laboratories, Inc. (a)	2
1,100	Corcept Therapeutics, Inc. (a)	5
500	Cumberland Pharmaceuticals, Inc. (a)	3
2,200	DepoMed, Inc. (a)	22
3,600	Durect Corp. (a)	13
469	Hi-Tech Pharmacal Co., Inc. (a)	9
2,700	Impax Laboratories, Inc. (a)	69
2,500	Inspire Pharmaceuticals, Inc. (a)	10
600	Jazz Pharmaceuticals, Inc. (a)	19
100	Lannett Co, Inc. (a)	1
700	MAP Pharmaceuticals, Inc. (a)	10
2,602	Medicis Pharmaceutical Corp., Class - A	83
16,623	Nektar Therapeutics (a)	157
1,100	NeoStem, Inc. (a)	2
700	Obagi Medical Products, Inc. (a)	9
1,400	Optimer Pharmaceuticals, Inc. (a)	17
1,500	Pain Therapeutics, Inc. (a)	14
1,563	Par Pharmaceutical Cos., Inc. (a)	49
2,017	Perrigo Co.	160
1,100	POZEN, Inc. (a)	6
2,300	Questcor Pharmaceuticals, Inc. (a)	33
2,300	Salix Pharmaceuticals Ltd. (a)	81
2,200	Santarus, Inc. (a)	8
1,200	Somaxon Pharmaceuticals, Inc. (a)	3
1,215	SuperGen, Inc. (a)	4
2,092	The Medicines Co. (a)	34
3,521	ViroPharma, Inc. (a)	70
3,400	VIVUS, Inc. (a)	21
1,100	XenoPort, Inc. (a)	7
		1,005
	Photographic Products — 0.02%
11,200	Eastman Kodak Co. (a)	36

	Precious Metals & Minerals — 0.27%
3,824	Coeur d'Alene Mines Corp. (a)	133
25,049	Hecla Mining Co. (a)	228
1,800	Stillwater Mining Co. (a)	41
		402
	Property & Casualty Insurance — 2.14%
1,890	Alleghany Corp. (a)	626

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Property & Casualty Insurance (continued)
442	American Safety Insurance Holdings Ltd. (a)	$9
819	Amerisafe, Inc. (a)	18
979	AmTrust Financial Services, Inc.	19
27,297	Argo Group International Holdings Ltd.	902
408	Baldwin & Lyons, Inc., Class - B	10
686	CNA Surety Corp. (a)	17
605	Donegal Group, Inc., Class - A	8
281	EMC Insurance Group, Inc.	7
1,924	Employers Holdings, Inc.	40
19,469	First American Financial Corp.	321
388	FPIC Insurance Group, Inc. (a)	15
11,844	Global Indemnity PLC (a)	260
485	Hallmark Financial Services, Inc. (a)	4
591	Harleysville Group, Inc.	20
1,773	Hilltop Holdings, Inc. (a)	18
524	Infinity Property & Casualty Corp.	31
2,438	Meadowbrook Insurance Group, Inc.	25
358	National Interstate Corp.	7
1,378	ProAssurance Corp. (a)	87
835	RLI Corp.	48
606	Safety Insurance Group, Inc.	28
1,096	SeaBright Insurance Holdings, Inc.	11
2,360	Selective Insurance Group, Inc.	41
730	State Auto Financial Corp.	13
14,631	Stewart Information Services Corp.	153
586	The Navigators Group, Inc. (a)	30
1,648	Tower Group, Inc.	40
1,061	United Fire & Casualty Co.	21
282	Universal Insurance Holdings, Inc.	2
10,016	W.R. Berkley Corp.	323
		3,154
	Publishing — 0.49%
1,000	AH Belo Corp., Class - A (a)	8
2,400	Dex One Corp. (a)	12
1,643	Journal Communications, Inc., Class - A (a)	10
1,900	Lee Enterprises, Inc. (a)	5
1,100	Martha Stewart Living Omnimedia, Inc., Class - A (a)	4
1,100	Media General, Inc., Class - A (a)	8
1,086	PRIMEDIA, Inc.	5
1,179	Scholastic Corp.	32
500	SuperMedia, Inc. (a)	3
1,520	The E.W. Scripps Co., Class - A (a)	15
2,500	The McClatchy Co., Class - A (a)	9
21,000	Valassis Communications, Inc. (a)	612
100	Value Line, Inc.	1
		724
	Railroads — 0.19%
1,600	Genesee & Wyoming, Inc., Class - A (a)	93
3,011	Kansas City Southern Industries, Inc. (a)	164
1,151	RailAmerica, Inc. (a)	20
		277
	Real Estate Development — 0.03%
411	Avatar Holdings, Inc. (a)	8
1,600	Forestar Group, Inc. (a)	31
		39
	Real Estate Operating Companies — 0.26%
700	Hudson Pacific Properties, Inc.	10
12,875	MI Developments, Inc., Class - A	373
1,900	Thomas Properties Group, Inc. (a)	7
		390
	Real Estate Services — 0.01%
800	Kennedy-Wilson Holdings, Inc. (a)	9

	Regional Banks — 4.95%
769	1st Source Corp.	15
1,100	1st United Bancorp, Inc. (a)	8
241	Alliance Financial Corp.	8
286	American National Bankshares, Inc.	6
1,188	Ameris Bancorp (a)	12
401	Ames National Corp.	8
331	Arrow Financial Corp.	8
263	BancFirst Corp.	11
202	Bancorp Rhode Island, Inc.	6
280	Bank of Marin Bancorp	10
615	Bank of the Ozarks, Inc.	27
3,162	Boston Private Financial Holdings, Inc.	22
180	Bridge Bancorp, Inc.	4
323	Bryn Mawr Bank Corp.	7
370	Camden National Corp.	13
617	Capital City Bank Group, Inc.	8
68,681	CapitalSource, Inc.	484
1,444	Cardinal Financial Corp.	17
3,532	Cathay General Bancorp	60
1,800	Center Financial Corp. (a)	13
1,133	Centerstate Banks, Inc.	8
203	Century Bancorp, Inc., Class - A	5
12,614	Chemical Financial Corp.	251
522	Citizens & Northern Corp.	9
17,409	Citizens Republic Bancorp, Inc. (a)	16
658	City Holding Co.	23
540	CNB Financial Corp.	8
1,190	CoBiz Financial, Inc.	8
11,856	Columbia Banking System, Inc.	227
1,459	Community Bank System, Inc.	35
686	Community Trust Bancorp, Inc.	19
8,010	Cullen/Frost Bankers, Inc.	473
3,803	CVB Financial Corp.	35
777	Eagle Bancorp, Inc. (a)	11
824	Enterprise Financial Services Corp.	12
5,158	F.N.B. Corp.	54
413	Financial Institutions, Inc.	7
747	First Bancorp North Carolina	10
487	First Bancorp, Inc. Maine	7
272	First BanCorp. (a)	1
2,467	First Busey Corp.	13
4,940	First Commonwealth Financial Corp.	34
735	First Community Bancshares, Inc.	10
2,453	First Financial Bancorp	41
950	First Financial Bankshares, Inc.	49
482	First Financial Corp.	16
600	First Interstate BancSystem, Inc.	8
1,295	First Merchants Corp.	11
17,734	First Midwest Bancorp, Inc.	209
479	First South Bancorp, Inc.	2
4,923	FirstMerit Corp.	84
568	German American Bancorp, Inc.	10
3,380	Glacier Bancorp, Inc.	51
367	Great Southern Bancorp, Inc.	8
600	Green Bankshares, Inc. (a)	2
1,484	Hancock Holding Co.	49
2,900	Hanmi Financial Corp. (a)	4
666	Heartland Financial USA, Inc.	11
488	Heritage Financial Corp. (a)	7

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
158	Home Bancorp, Inc. (a)	$2
1,095	Home Bancshares, Inc.	25
660	Hudson Valley Holding Corp.	15
6,579	IBERIABANK Corp.	396
891	Independent Bank Corp.	24
2,407	International Bancshares Corp.	44
2,306	Investors Bancorp, Inc. (a)	34
1,085	Lakeland Bancorp, Inc.	11
652	Lakeland Financial Corp.	15
688	MainSource Financial Group, Inc.	7
2,268	MB Financial, Inc.	48
277	Merchants Bancshares, Inc.	7
408	Metro Bancorp, Inc. (a)	5
284	MidSouth Bancorp, Inc.	4
400	MidWestOne Financial Group, Inc.	6
68,044	Nara Bancorp, Inc. (a)	655
327	National Bankshares, Inc.	9
120,245	National Penn Bancshares, Inc.	931
1,620	NBT Bancorp, Inc.	37
977	Northfield Bancorp, Inc.	14
3,961	Old National Bancorp	42
500	OmniAmerican Bancorp, Inc. (a)	8
1,900	Oriental Financial Group, Inc.	24
361	Orrstown Financial Services, Inc.	10
935	Pacific Continental Corp.	10
1,499	PacWest Bancorp	33
528	Park National Corp.	35
412	Peapack-Gladstone Financial Corp.	5
80	Penns Woods Bancorp, Inc.	3
417	Peoples Bancorp, Inc.	5
1,523	Pinnacle Financial Partners, Inc. (a)	25
175	Porter Bancorp, Inc.	1
2,228	PrivateBancorp, Inc.	34
2,117	Prosperity Bancshares, Inc.	91
1,233	Renasant Corp.	21
516	Republic Bancorp, Inc., Class - A	10
1,224	S&T Bancorp, Inc.	26
630	S.Y. Bancorp, Inc.	16
1,132	Sandy Spring Bancorp, Inc.	21
542	SCBT Financial Corp.	18
407	Sierra Bancorp	5
1,700	Signature Bank (a)	96
782	Simmons First National Corp., Class - A	21
756	Southside Bancshares, Inc.	16
826	Southwest Bancorp, Inc. (a)	12
840	State Bancorp, Inc.	9
1,139	StellarOne Corp.	16
1,050	Sterling Bancorp	11
3,972	Sterling Bancshares, Inc.	34
461	Suffolk Bancorp	10
5,933	Susquehanna Bancshares, Inc.	55
1,877	SVB Financial Group (a)	107
500	Taylor Capital Group, Inc. (a)	5
15,818	TCF Financial Corp.	251
1,547	Texas Capital Bancshares, Inc. (a)	40
702	The Bancorp, Inc. (a)	6
240	The First of Long Island Corp.	7
297	Tompkins Financial Corp.	12
206	Tower Bancorp, Inc.	5
1,057	TowneBank	17
554	TriCo Bancshares	9
2,939	Trustmark Corp.	69
1,373	UMB Financial Corp.	51
5,271	Umpqua Holdings Corp.	60
868	Union First Market Bankshares Corp.	10
1,685	United Bankshares, Inc.	45
4,653	United Community Banks, Inc. (a)	11
663	Univest Corp. of Pennsylvania	12
1,100	Virginia Commerce Bancorp, Inc. (a)	6
786	Washington Banking Co.	11
714	Washington Trust Bancorp, Inc.	17
33,258	Webster Financial Corp.	713
966	WesBanco, Inc.	20
888	West Bancorp	7
4,800	West Coast Bancorp (a)	17
1,252	Westamerica Bancorp	64
2,894	Western Alliance Bancorp (a)	24
4,223	Whitney Holding Corp.	58
897	Wilshire Bancorp, Inc. (a)	4
1,417	Wintrust Financial Corp.	52
		7,307
	Reinsurance — 0.36%
3,649	Alterra Capital Holdings Ltd.	81
266	Enstar Group Ltd. (a)	27
2,679	Everest Re Group Ltd.	236
2,146	Flagstone Reinsurance Holdings SA	19
80	Gerova Financial Group Ltd. (a)	—
1,233	Greenlight Capital Re Ltd., Class - A (a)	35
2,126	Maiden Holdings Ltd.	16
2,955	Montpelier Re Holdings Ltd.	52
1,598	Platinum Underwriters Holdings Ltd.	61
		527
	Research and Consulting Services — 0.28%
1,400	Acacia Research Corp./Acacia Technologies LLC (a)	48
1,900	CBIZ, Inc. (a)	14
800	CoStar Group, Inc. (a)	50
580	CRA International, Inc. (a)	17
1,100	Duff & Phelps Corp., Class - A	18
500	Exponent, Inc. (a)	22
500	Franklin Covey Co. (a)	4
1,461	Hill International, Inc. (a)	8
890	Huron Consulting Group, Inc. (a)	25
612	ICF International, Inc. (a)	13
1,300	LECG Corp. (a)	—
600	Mistras Group, Inc. (a)	10
2,400	Navigant Consulting, Inc. (a)	24
1,900	Resources Connection, Inc.	37
929	School Specialty, Inc. (a)	13
600	The Advisory Board Co. (a)	31
1,400	The Corporate Executive Board Co.	56
1,400	The Dolan Co. (a)	17
141	VSE Corp.	4
		411
	Residential Real Estate Investment Trusts — 0.72%
2,929	American Campus Communities, Inc.	97
1,577	Associated Estates Realty Corp.	25
3,285	Education Realty Trust, Inc.	26
1,097	Equity Lifestyle Properties, Inc.	63
1,617	Home Properties, Inc.	95
9,947	Mid-America Apartment Communities, Inc.	639
2,231	Post Properties, Inc.	87
896	Sun Communities, Inc.	32
364	UMH Properties, Inc.	4
		1,068

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Restaurants — 0.56%
1,185	AFC Enterprises, Inc. (a)	$18
298	Biglari Holdings, Inc. (a)	126
900	BJ's Restaurant, Inc. (a)	35
1,352	Bob Evans Farms, Inc.	44
300	Bravo Brio Restaurant Group, Inc. (a)	5
700	Buffalo Wild Wings, Inc. (a)	38
800	California Pizza Kitchen, Inc. (a)	13
300	Caribou Coffee Co., Inc. (a)	3
500	Carrols Restaurant Group, Inc. (a)	5
800	CEC Entertainment, Inc.	30
974	Cracker Barrel Old Country Store, Inc.	48
4,100	Denny's Corp. (a)	17
755	DineEquity, Inc. (a)	42
1,484	Domino's Pizza, Inc. (a)	27
200	Einstein Noah Restaurant Group, Inc.	3
2,300	Jack in the Box, Inc. (a)	52
2,500	Jamba, Inc. (a)	5
2,400	Krispy Kreme Doughnuts, Inc. (a)	17
371	McCormick & Schmick's Seafood Restaurants, Inc. (a)	3
816	O'Charley's, Inc. (a)	5
900	P.F. Chang's China Bistro, Inc.	42
942	Papa John's International, Inc. (a)	30
500	Peet's Coffee & Tea, Inc. (a)	24
617	Red Robin Gourmet Burgers, Inc. (a)	17
2,871	Ruby Tuesday, Inc. (a)	38
1,200	Ruth's Hospitality Group, Inc. (a)	6
2,500	Sonic Corp. (a)	23
2,350	Texas Roadhouse, Inc., Class - A	40
2,500	The Cheesecake Factory, Inc. (a)	75
		831
	Retail Real Estate Investment Trusts — 0.41%
1,688	Acadia Realty Trust	32
401	Agree Realty Corp.	9
87	Alexander's, Inc.	35
6,060	CBL & Associates Properties, Inc.	106
2,698	Cedar Shopping Centers, Inc.	16
1,734	Equity One, Inc.	33
948	Getty Realty Corp.	22
3,991	Glimcher Realty Trust	37
3,268	Inland Real Estate Corp.	31
2,333	Kite Realty Group Trust	12
3,605	National Retail Properties, Inc.	94
2,311	Pennsylvania Real Estate Investment Trust	33
1,525	Ramco-Gershenson Properties Trust	19
322	Saul Centers, Inc.	14
3,276	Tanger Factory Outlet Centers, Inc.	86
996	Urstadt Biddle Properties, Inc., Class - A	19
		598
	Security & Alarm Services — 0.12%
883	GeoEye, Inc. (a)	37
2,000	The Brink's Co.	66
2,742	The Geo Group, Inc. (a)	70
		173
	Semiconductor Equipment — 1.28%
1,609	Advanced Energy Industries, Inc. (a)	26
4,400	Amkor Technologies, Inc. (a)	30
9,825	ATMI, Inc. (a)	185
5,300	Axcelis Technologies, Inc. (a)	14
1,500	AXT, Inc. (a)	11
2,948	Brooks Automation, Inc. (a)	40
5,757	Cabot Microelectronics Corp. (a)	301
1,161	Cohu, Inc.	18
7,975	Cymer, Inc. (a)	451
6,020	Entegris, Inc. (a)	53
1,542	FEI Co. (a)	52
2,462	FormFactor, Inc. (a)	25
1,600	FSI International, Inc. (a)	7
2,600	GT Solar International, Inc. (a)	28
2,900	Kulicke & Soffa Industries, Inc. (a)	27
2,000	LTX-Credence Corp. (a)	18
2,100	Mattson Technology, Inc. (a)	5
10,400	MEMC Electronic Materials, Inc. (a)	135
2,013	MKS Instruments, Inc.	67
700	Nanometrics, Inc. (a)	13
2,050	Oclaro, Inc. (a)	24
900	PDF Solutions, Inc. (a)	6
2,287	Photronics, Inc. (a)	21
600	Rubicon Technology, Inc. (a)	17
1,305	Rudolph Technologies, Inc. (a)	14
2,049	Tessera Technologies, Inc. (a)	37
900	Ultra Clean Holdings, Inc. (a)	9
1,100	Ultratech, Inc. (a)	32
4,300	Veeco Instruments, Inc. (a)	219
		1,885
	Semiconductors — 5.06%
2,200	Advanced Analogic Technologies, Inc. (a)	8
6,645	Altera Corp.	293
2,726	ANADIGICS, Inc. (a)	12
2,700	Applied Micro Circuits Corp. (a)	28
6,123	Cavium Networks, Inc. (a)	275
961	CEVA, Inc. (a)	26
2,800	Cirrus Logic, Inc. (a)	59
3,400	Conexant Systems, Inc. (a)	8
11,984	Cypress Semiconductor Corp. (a)	232
18,375	Diodes, Inc. (a)	626
892	DSP Group, Inc. (a)	7
2,700	Entropic Communications, Inc. (a)	23
1,677	Evergreen Solar, Inc. (a)	2
1,833	Exar Corp. (a)	11
7,701	Fairchild Semiconductor International, Inc. (a)	140
846	GSI Technology, Inc. (a)	8
2,468	Hittite Microwave Corp. (a)	157
200	Inphi Corp. (a)	4
31,432	Integrated Device Technology, Inc. (a)	232
1,000	Integrated Silicon Solution, Inc. (a)	9
15,265	International Rectifier Corp. (a)	505
843	IXYS Corp. (a)	11
3,200	Kopin Corp. (a)	15
4,800	Lattice Semiconductor Corp. (a)	28
10,706	Maxim Integrated Products, Inc.	274
300	MaxLinear, Inc., Class - A (a)	2
2,100	Micrel, Inc.	28
12,486	Microsemi Corp. (a)	259
1,300	Mindspeed Technologies, Inc. (a)	11
12,800	MIPS Technologies, Inc. (a)	134
19,770	Monolithic Power Systems, Inc. (a)	281
1,100	MoSys, Inc. (a)	7
8,293	National Semiconductor Corp.	119
2,500	NetLogic Microsystems, Inc. (a)	105
200	NVE Corp. (a)	11
7,364	OmniVision Technologies, Inc. (a)	262
3,700	ON Semiconductor Corp. (a)	37
973	Pericom Semiconductor Corp. (a)	10

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors (continued)
1,500	PLX Technology, Inc. (a)	$5
17,701	PMC-Sierra, Inc. (a)	133
2,000	Power Integrations, Inc.	77
51,500	RF Micro Devices, Inc. (a)	330
15,070	Semtech Corp. (a)	377
1,505	Sigma Designs, Inc. (a)	19
3,452	Silicon Image, Inc. (a)	31
3,467	Silicon Laboratories, Inc. (a)	150
35,038	Skyworks Solutions, Inc. (a)	1,136
500	Spansion, Inc., Class - A (a)	9
963	Standard Microsystems Corp. (a)	24
400	Supertex, Inc. (a)	9
3,240	Trident Microsystems, Inc. (a)	4
13,113	TriQuint Semiconductor, Inc. (a)	169
1,000	Volterra Semiconductor Corp. (a)	25
68,270	Zoran Corp. (a)	709
		7,466
	Soft Drinks — 0.03%
200	Coca-Cola Bottling Co. Consolidated	13
3,700	Heckmann Corp. (a)	24
500	National Beverage Corp.	7
200	Primo Water Corp. (a)	3
		47
	Specialized Consumer Services — 0.52%
6,056	Coinstar, Inc. (a)	278
200	CPI Corp.	5
526	Mac-Gray Corp.	8
1,200	Matthews International Corp., Class - A	46
300	Pre-Paid Legal Services, Inc. (a)	20
2,604	Regis Corp.	46
5,909	Sotheby's	311
600	Steiner Leisure Ltd. (a)	28
3,567	Stewart Enterprises, Inc., Class - A	27
		769
	Specialized Finance — 0.85%
525	Asset Acceptance Capital Corp. (a)	3
600	ASTA Funding, Inc.	5
121	California First National Bancorp	2
687	Encore Capital Group, Inc. (a)	16
21,471	Fifth Street Finance Corp.	287
375	Life Partners Holdings, Inc.	3
1,100	MarketAxess Holdings, Inc.	27
500	Marlin Business Services Corp. (a)	6
847	Medallion Financial Corp.	7
4,100	Moody's Corp.	139
1,387	NewStar Financial, Inc. (a)	15
31,119	PHH Corp. (a)	677
700	Portfolio Recovery Associates, Inc. (a)	60
1,046	Primus Guaranty Ltd. (a)	5
500	THL Credit, Inc.	7
		1,259
	Specialized Real Estate Investment Trusts — 1.37%
1,717	Ashford Hospitality Trust	19
500	Chatham Lodging Trust	8
994	Chesapeake Lodging Trust	17
2,120	Cogdell Spencer, Inc.	13
66,348	DiamondRock Hospitality Co.	741
2,139	Entertainment Properties Trust	100
3,792	Extra Space Storage, Inc.	79
4,434	FelCor Lodging Trust, Inc. (a)	27
2,875	Healthcare Realty Trust, Inc.	65
5,244	Hersha Hospitality Trust	31
3,222	LaSalle Hotel Properties	87
1,195	LTC Properties, Inc.	34
5,030	Medical Properties Trust, Inc.	58
983	National Health Investors, Inc.	47
4,412	OMEGA Healthcare Investors, Inc.	99
1,600	Pebblebrook Hotel Trust	35
8,168	Potlatch Corp.	328
1,188	Sabra Health Care REIT, Inc.	21
1,297	Sovran Self Storage, Inc.	51
5,821	Strategic Hotels & Resorts, Inc. (a)	38
5,286	Sunstone Hotel Investors, Inc. (a)	54
4,044	U-Store-It Trust	43
482	Universal Health Realty Income Trust	20
		2,015
	Specialty Chemicals — 1.37%
4,450	A. Schulman, Inc.	110
6,583	Albemarle Corp.	393
5,557	Arch Chemicals, Inc.	231
1,100	Balchem Corp.	41
3,618	Ferro Corp. (a)	60
2,087	H.B. Fuller Co.	45
897	Innophos Holdings, Inc.	41
200	KMG Chemicals, Inc.	4
436	Kraton Performance Polymers, Inc. (a)	17
1,400	Landec Corp. (a)	9
2,327	Lubrizol Corp.	312
3,435	Minerals Technologies, Inc.	235
1,387	OM Group, Inc. (a)	51
1,900	Omnova Solutions, Inc. (a)	15
4,099	PolyOne Corp.	58
474	Quaker Chemical Corp.	19
2,255	Rockwood Holdings, Inc. (a)	111
1,600	Senomyx, Inc. (a)	10
2,256	Sensient Technologies Corp.	81
300	Stepan Co.	22
3,166	W.R. Grace & Co. (a)	121
900	Zep, Inc.	16
1,094	Zoltek Cos., Inc. (a)	15
		2,017
	Specialty Stores — 0.70%
1,560	Barnes & Noble, Inc.	14
900	Big 5 Sporting Goods Corp.	11
364	Books-A-Million, Inc.	2
971	Build-A-Bear Workshop, Inc. (a)	6
1,768	Cabela's, Inc. (a)	44
798	Conn's, Inc. (a)	4
1,200	Hibbett Sports, Inc. (a)	43
1,200	MarineMax, Inc. (a)	12
3,624	OfficeMax, Inc. (a)	47
4,007	Sally Beauty Holdings, Inc. (a)	56
11,816	Tractor Supply Co.	707
1,250	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	60
600	Vitamin Shoppe, Inc. (a)	20
520	West Marine, Inc. (a)	5
100	Winmark Corp.	5
		1,036
	Steel — 0.27%
638	A.M. Castle & Co. (a)	12
6,216	Carpenter Technology Corp.	265
609	Haynes International, Inc.	34
500	Metals USA Holdings Corp. (a)	8
450	Olympic Steel, Inc.	15

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Steel (continued)
328	Universal Stainless & Alloy Products, Inc. (a)	$11
2,288	Worthington Industries, Inc.	48
		393
	Systems Software — 0.79%
5,400	Ariba, Inc. (a)	184
1,800	CommVault Systems, Inc. (a)	72
800	DemandTec, Inc. (a)	11
600	FalconStor Software, Inc. (a)	3
1,700	Fortinet, Inc. (a)	75
750	NetSuite, Inc. (a)	22
500	OPNET Technologies, Inc.	19
14,728	Progress Software Corp. (a)	428
1,400	Radiant Systems, Inc. (a)	25
4,701	Rovi Corp. (a)	252
1,100	Sourcefire, Inc. (a)	30
2,200	TeleCommunication Systems, Inc., Class - A (a)	9
1,224	VASCO Data Security International, Inc. (a)	17
3,300	Wave Systems Corp., Class - A (a)	10
		1,157
	Technology Distributors — 1.23%
756	Agilysys, Inc. (a)	4
4,600	Brightpoint, Inc. (a)	50
898	Electro Rent Corp.	15
29,926	Insight Enterprises, Inc. (a)	510
524	PC Connection, Inc. (a)	5
800	Richardson Electronics Ltd.	10
9,714	ScanSource, Inc. (a)	369
8,245	SYNNEX Corp. (a)	270
11,300	Tech Data Corp. (a)	575
		1,808
	Textiles — 0.01%
400	Culp, Inc. (a)	3
749	Unifi, Inc. (a)	13
		16
	Thrifts & Mortgage Finance — 1.06%
853	Abington Bancorp, Inc.	10
4,003	Astoria Financial Corp.	58
1,915	Bank Mutual Corp.	8
1,109	BankFinancial Corp.	10
1,643	Beneficial Mutual Bancorp, Inc. (a)	14
531	Berkshire Hills Bancorp, Inc.	11
400	Bofl Holding, Inc. (a)	6
2,422	Brookline Bancorp, Inc.	26
485	Clifton Savings Bancorp, Inc.	6
829	Danvers Bancorp, Inc.	18
1,074	Dime Community Bancshares	16
326	Doral Financial Corp. (a)	—
516	ESB Financial Corp.	8
741	ESSA Bancorp, Inc.	10
500	Federal Agricultural Mortgage Corp., Class - C	10
606	First Financial Holdings, Inc.	7
2,386	Flagstar Bancorp, Inc. (a)	4
1,421	Flushing Financial Corp.	21
346	Fox Chase Bancorp, Inc.	5
67	Heritage Financial Group, Inc.	1
865	Home Federal Bancorp, Inc.	10
174	Kaiser Federal Financial Group, Inc.	2
546	Kearny Financial Corp.	5
563	Meridian Interstate Bancorp, Inc. (a)	8
9,144	MGIC Investment Corp. (a)	81
205	NASB Financial, Inc. (a)	3
4,666	NewAlliance Bancshares, Inc.	69
5,004	Northwest Bancshares, Inc.	63
536	OceanFirst Financial Corp.	7
3,130	Ocwen Financial Corp. (a)	35
2,481	Oritani Financial Corp.	31
19,573	Provident Financial Services, Inc.	290
1,904	Provident New York Bancorp	20
6,076	Radian Group, Inc.	41
741	Rockville Financial, Inc.	8
281	Roma Financial Corp.	3
565	Territorial Bancorp, Inc.	11
6,403	The PMI Group, Inc. (a)	17
3,833	TrustCo Bank Corp.	23
822	United Financial Bancorp, Inc.	14
760	ViewPoint Financial Group, Inc.	10
406	Waterstone Financial, Inc. (a)	1
1,157	Westfield Financial, Inc.	10
11,685	WSFS Financial Corp.	550
		1,561
	Tires & Rubber — 0.04%
2,500	Cooper Tire & Rubber Co.	64

	Tobacco — 0.08%
4,431	Alliance One International, Inc. (a)	18
4,000	Star Scientific, Inc. (a)	18
1,152	Universal Corp.	50
1,749	Vector Group Ltd.	30
		116
	Trading Companies & Distributors — 0.87%
869	Aceto Corp.	7
2,112	Aircastle Ltd.	25
9,376	Applied Industrial Technologies, Inc.	312
1,900	Beacon Roofing Supply, Inc. (a)	39
500	BlueLinx Holdings, Inc. (a)	2
300	DXP Enterprises, Inc. (a)	7
4,704	GATX Corp.	182
1,420	H&E Equipment Services, Inc. (a)	28
700	Houston Wire & Cable Co.	10
1,531	Interline Brands, Inc. (a)	31
1,201	Kaman Corp.	42
240	Lawson Products, Inc.	5
1,959	RSC Holdings, Inc. (a)	28
1,349	Rush Enterprises, Inc., Class - A (a)	27
356	SeaCube Container Leasing Ltd.	6
706	TAL International Group, Inc.	26
400	Textainer Group Holdings Ltd.	15
641	Titan Machinery, Inc. (a)	16
2,688	United Rentals, Inc. (a)	89
5,581	Watsco, Inc.	389
		1,286
	Trucking — 1.01%
388	AMERCO, Inc. (a)	38
1,232	Arkansas Best Corp.	32
4,200	Avis Budget Group, Inc. (a)	75
743	Celadon Group, Inc. (a)	12
20,050	Con-way, Inc.	788
1,200	Dollar Thrifty Automotive Group, Inc. (a)	80
2,100	Heartland Express, Inc.	37
2,400	Knight Transportation, Inc.	46
4,739	Landstar System, Inc.	216

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Trucking (continued)
800	Marten Transport Ltd.	$18
1,610	Old Dominion Freight Line, Inc. (a)	56
300	P.A.M. Transportation Services, Inc. (a)	4
60	Patriot Transportation Holding, Inc. (a)	2
300	Roadrunner Transportation Systems, Inc. (a)	4
675	Saia, Inc. (a)	11
324	Universal Truckload Services, Inc. (a)	6
421	USA Truck, Inc. (a)	5
2,022	Werner Enterprises, Inc.	54
		1,484
	Water Utilities — 0.08%
876	American States Water Co.	31
365	Artesian Resources Corp., Class - A	7
500	Cadiz, Inc. (a)	6
935	California Water Service Group	35
285	Connecticut Water Service, Inc.	8
566	Consolidated Water Co. Ltd.	6
687	Middlesex Water Co.	13
524	SJW Corp.	12
404	The York Water Co.	7
		125
	Wireless Telecommunication Services — 0.61%
2,400	FiberTower Corp. (a)	5
4,100	ICO Global Communications (Holdings) Ltd. (a)	11
18,087	MetroPCS Communications, Inc. (a)	294
8,294	NII Holdings, Inc., Class - B (a)	346
1,200	NTELOS Holdings Corp.	22
4,700	SBA Communications Corp., Class - A (a)	186
900	Shenandoah Telecommunications Co.	16
1,022	USA Mobility, Inc.	15
		895
	Total Common Stocks	143,881

	Preferred Stock — 0.03%
	Home Furnishings — 0.03%
606	Sealy Corp.	45
	Total Preferred Stock	45

	Rights — 0.00%
	Casinos & Gaming — 0.00%
1,100	Empire Resorts, Inc.	—
	Total Rights	—

	U.S. Treasury Obligation — 0.01%
$20	U.S. Treasury Bills, 0.35%, 4/7/11 (b)(c)	20
	Total U.S. Treasury Obligation	20

	Time Deposit — 1.96%
2,884	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/11	2,884
	Total Time Deposit	2,884

	Mutual Funds — 0.35%
506,760	Alliance Money Market Fund Prime Portfolio, 0.12% (d)	507
420	Kayne Anderson Energy Development Fund	8
	Total Mutual Funds	515

	Total Investments
	(cost $113,020) — 99.90%	147,345

	Other assets in excess of liabilities — 0.10%	150

	Net Assets — 100.00%	$147,495

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
3	Russell 2000 Mini Future	$253	Jun-11	$11
	Net Unrealized Appreciation/(Depreciation)			$11

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Small Cap Portfolio	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Invesment Management, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	22.09%	22.82%	16.05%	36.69%	97.65%
Preferred Stock	-	-	-	0.03%	0.03%
Rights	-	-	-	0.00%	0.00%
U.S. Treasury Obligation	-	-	-	0.01%	0.01%
Time Deposit	1.07%	0.72%	0.17%	-	1.96%
Mutual Funds	-	-	-	0.35%	0.35%
Total Investments	23.16%	23.54%	16.22%	37.08%	100.00%

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.26%
	Advertising — 0.72%
1,600	Arbitron, Inc.	$64
119,357	Harte-Hanks, Inc.	1,420
3,300	National CineMedia, Inc.	62
300	ReachLocal, Inc. (a)	6
		1,552
	Aerospace & Defense — 2.52%
2,498	AAR Corp. (a)	69
1,000	Aerovironment, Inc. (a)	35
600	American Science & Engineering, Inc.	55
5,500	Applied Energetics, Inc. (a)	4
632	Astronics Corp. (a)	16
1,657	Ceradyne, Inc. (a)	75
1,000	Cubic Corp.	58
32,867	Curtiss-Wright Corp.	1,155
1,700	DigitalGlobe, Inc. (a)	48
754	Ducommun, Inc.	18
11,481	Esterline Technologies Corp. (a)	812
3,800	GenCorp, Inc. (a)	23
100	Global Defense Technology & Systems, Inc. (a)	2
3,816	Goodrich Corp.	326
1,800	HEICO Corp.	113
6,200	Hexcel Corp. (a)	122
1,500	Kratos Defense & Security Solutions, Inc. (a)	21
990	Ladish Co., Inc. (a)	54
645	LMI Aerospace, Inc. (a)	13
14,952	Moog, Inc., Class - A (a)	686
300	National Presto Industries, Inc.	34
42,182	Orbital Sciences Corp. (a)	798
33,503	TASER International, Inc. (a)	136
2,313	Teledyne Technologies, Inc. (a)	120
500	The Keyw Holding Corp. (a)	6
7,124	Triumph Group, Inc.	630
		5,429
	Agricultural Products — 0.34%
113	Alico, Inc.	3
10,679	Corn Products International, Inc.	554
6,400	Darling International, Inc. (a)	98
2,453	Fresh Del Monte Produce, Inc.	64
211	Griffin Land & Nurseries, Inc.	7
500	Limoneira Co.	12
		738
	Air Freight & Logistics — 0.45%
3,721	Air Transport Services Group, Inc. (a)	31
1,648	Atlas Air Worldwide Holdings, Inc. (a)	115
1,800	Forward Air Corp.	55
12,248	Hub Group, Inc., Class - A (a)	443
2,400	Pacer International, Inc. (a)	13
500	Park-Ohio Holdings Corp. (a)	10
15,300	UTi Worldwide, Inc.	310
		977
	Airlines — 0.57%
9,000	AirTran Holdings, Inc. (a)	67
5,069	Alaska Air Group, Inc. (a)	321
900	Allegiant Travel Co.	39
3,600	Hawaiian Holdings, Inc. (a)	22
41,749	JetBlue Airways Corp. (a)	262
1,300	Pinnacle Airlines Corp. (a)	7
3,390	Republic Airways Holdings, Inc. (a)	22
3,644	SkyWest, Inc.	62
14,200	United Continental Holdings, Inc. (a)	326
10,503	US Airways Group, Inc. (a)	92
		1,220
	Alternative Carriers — 0.26%
1,400	AboveNet, Inc.	91
1,991	Global Crossing Ltd. (a)	28
4,800	Globalstar, Inc. (a)	6
500	Hughes Communications, Inc. (a)	30
2,300	Iridium Communications, Inc. (a)	18
8,500	PAETEC Holding Corp. (a)	28
43,134	Premiere Global Services, Inc. (a)	329
7,200	Vonage Holdings Corp. (a)	33
		563
	Aluminum — 0.06%
4,034	Century Aluminum Co. (a)	75
967	Kaiser Aluminum Corp.	48
800	Noranda Aluminum Holding Corp. (a)	13
		136
	Apparel Retail — 1.32%
3,400	Ann, Inc. (a)	99
3,780	Ascena Retail Group, Inc. (a)	122
1,800	bebe Stores, Inc.	11
200	Body Central Corp. (a)	5
2,874	Brown Shoe Co., Inc.	35
2,500	Casual Male Retail Group, Inc. (a)	12
7,252	Charming Shoppes, Inc. (a)	31
38,135	Chico's FAS, Inc.	568
2,440	Christopher & Banks Corp.	16
900	Citi Trends, Inc. (a)	20
4,100	Coldwater Creek, Inc. (a)	11
3,966	Collective Brands, Inc. (a)	86
600	Destination Maternity Corp.	14
900	DSW, Inc., Class - A (a)	36
1,000	Express, Inc.	20
1,501	Genesco, Inc. (a)	60
3,040	Hot Topic, Inc.	17
1,700	Jos. A. Bank Clothiers, Inc. (a)	86
1,498	New York & Co., Inc. (a)	10
4,115	Pacific Sunwear of California, Inc. (a)	15
900	Rue21, Inc. (a)	26
513	Shoe Carnival, Inc. (a)	14
2,379	Stage Stores, Inc.	46
1,933	Stein Mart, Inc.	20
14,163	The Buckle, Inc.	572
1,800	The Cato Corp., Class - A	44
1,600	The Children's Place Retail Stores, Inc. (a)	80
3,284	The Finish Line, Inc., Class - A	65
3,465	The Men's Wearhouse, Inc.	94
4,501	The Talbots, Inc. (a)	27
7,499	Under Armour, Inc., Class - A (a)	510
6,900	Wet Seal, Inc., Class - A (a)	30
1,300	Zumiez, Inc. (a)	34
		2,836
	Apparel, Accessories & Luxury Goods — 0.77%
2,000	American Apparel, Inc. (a)	2
3,700	Carter's, Inc. (a)	106
500	Cherokee, Inc.	9
686	Columbia Sportswear Co.	41
400	Delta Apparel, Inc. (a)	6
1,000	G-III Apparel Group Ltd. (a)	38
3,000	Joe's Jeans, Inc. (a)	3

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Apparel, Accessories & Luxury Goods (continued)
369	Kenneth Cole Productions, Inc., Class - A (a)	$5
6,000	Liz Claiborne, Inc. (a)	32
1,400	Maidenform Brands, Inc. (a)	40
1,154	Movado Group, Inc. (a)	17
800	Oxford Industries, Inc.	27
602	Perry Ellis International, Inc. (a)	17
8,862	Quiksilver, Inc. (a)	39
75,326	The Jones Group, Inc.	1,036
2,750	The Warnaco Group, Inc. (a)	157
1,600	True Religion Apparel, Inc. (a)	37
747	Vera Bradley, Inc. (a)	31
1,200	Volcom, Inc.	22
		1,665
	Application Software — 2.61%
3,757	Accelrys, Inc. (a)	30
2,100	ACI Worldwide, Inc. (a)	69
3,000	Actuate Corp. (a)	16
2,000	Advent Software, Inc. (a)	57
22,552	Amdocs Ltd. (a)	651
1,500	American Software, Inc., Class - A	11
3,900	Aspen Technology, Inc. (a)	58
2,800	Blackbaud, Inc.	76
2,100	Blackboard, Inc. (a)	76
2,000	Bottomline Technologies, Inc. (a)	50
400	BroadSoft, Inc. (a)	19
2,500	Concur Technologies, Inc. (a)	139
500	Convio, Inc. (a)	6
1,366	Deltek, Inc. (a)	10
400	Digimarc Corp. (a)	12
1,700	Ebix, Inc. (a)	40
3,249	Epicor Software Corp. (a)	36
2,100	EPIQ Systems, Inc.	30
278	ePlus, Inc. (a)	7
2,681	Fair Isaac Corp.	85
900	Guidance Software, Inc. (a)	8
9,764	Informatica Corp. (a)	510
800	Interactive Intelligence, Inc. (a)	31
17,983	Jack Henry & Associates, Inc.	609
2,858	JDA Software Group, Inc. (a)	86
1,400	Kenexa Corp. (a)	39
8,600	Lawson Software, Inc. (a)	104
4,000	Magma Design Automation, Inc. (a)	27
7,910	Manhattan Associates, Inc. (a)	259
6,660	Mentor Graphics Corp. (a)	97
500	MicroStrategy, Inc., Class - A (a)	67
1,500	Monotype Imaging Holdings, Inc. (a)	22
21,500	Motricity, Inc. (a)	323
1,900	NetScout Systems, Inc. (a)	52
28,981	Parametric Technology Corp. (a)	652
1,000	Pegasystems, Inc.	38
1,300	PROS Holdings, Inc. (a)	19
362	QAD, Inc., Class - A	4
800	QLIK Technologies, Inc. (a)	21
3,781	Quest Software, Inc. (a)	96
900	RealPage, Inc. (a)	25
2,000	Smith Micro Software, Inc. (a)	19
2,100	SolarWinds, Inc. (a)	49
800	SS&C Technologies Holdings, Inc. (a)	16
4,237	SuccessFactors, Inc. (a)	166
1,400	Synchronoss Technologies, Inc. (a)	49
2,450	Taleo Corp., Class - A (a)	87
600	TeleNav, Inc. (a)	7
1,500	The Ultimate Software Group, Inc. (a)	88
10,300	TIBCO Software, Inc. (a)	281
23,645	TiVo, Inc. (a)	207
1,800	Tyler Technologies, Inc. (a)	43
2,300	VirnetX Holding Corp.	46
		5,625
	Asset Management & Custody Banks — 0.85%
22,305	American Capital Ltd. (a)	221
13,057	Apollo Investment Corp.	157
500	Arlington Asset Investment Corp., Class - A	15
1,737	Artio Global Investors, Inc.	28
4,847	BlackRock Kelso Capital Corp.	49
1,236	Calamos Asset Management, Inc., Class - A	20
185	Capital Southwest Corp.	17
1,103	Cohen & Steers, Inc.	33
100	Diamond Hill Investment Group, Inc.	8
932	Epoch Holding Corp.	15
800	Financial Engines, Inc. (a)	22
412	GAMCO Investors, Inc., Class - A	19
1,433	Gladstone Capital Corp.	16
1,573	Gladstone Investment Corp.	12
518	Golub Capital BDC LLC	8
1,983	Harris & Harris Group, Inc. (a)	11
2,875	Hercules Technology Growth Capital, Inc.	32
2,342	Internet Capital Group, Inc. (a)	33
1,074	Main Street Capital Corp.	20
5,261	MCG Capital Corp.	34
544	Medley Capital Corp. (a)	7
1,462	MVC Capital, Inc.	20
1,595	NGP Capital Resources Co.	15
2,910	PennantPark Investment Corp.	35
1,457	Penson Worldwide, Inc. (a)	10
5,560	Prospect Capital Corp.	68
400	Pzena Investment Management, Inc., Class - A	3
1,277	Safeguard Scientifics, Inc. (a)	26
335	Solar Capital Ltd.	8
392	Solar Senior Capital Ltd. (a)	7
2,121	TICC Capital Corp.	23
1,046	Triangle Capital Corp.	19
322	Virtus Investment Partners, Inc. (a)	19
19,281	Waddell & Reed Financial, Inc., Class - A	783
313	Westwood Holdings Group, Inc.	13
		1,826
	Auto Parts & Equipment — 0.82%
3,800	American Axle & Manufacturing Holdings, Inc. (a)	48
1,400	Amerigon, Inc. (a)	21
5,204	Autoliv, Inc.	386
8,737	Dana Holding Corp. (a)	152
700	Dorman Products, Inc. (a)	30
1,289	Drew Industries, Inc.	29
4,822	Exide Technologies (a)	54
1,000	Fuel Systems Solutions, Inc. (a)	30
5,852	Gentex Corp.	177
19,118	Modine Manufacturing Co. (a)	309
200	Shiloh Industries, Inc.	2
2,189	Spartan Motors, Inc.	15
1,364	Standard Motor Products, Inc.	19
1,000	Stoneridge, Inc. (a)	15
1,534	Superior Industries International, Inc.	39
3,704	Tenneco, Inc. (a)	157

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Auto Parts & Equipment (continued)
300	Tower International, Inc. (a)	$5
4,575	WABCO Holdings, Inc. (a)	282
		1,770
	Automobile Manufacturers — 0.01%
1,900	Winnebago Industries, Inc. (a)	25

	Automotive Retail — 0.16%
591	America's Car-Mart, Inc. (a)	15
1,800	Asbury Automotive Group, Inc. (a)	33
1,557	Group 1 Automotive, Inc.	67
1,371	Lithia Motors, Inc., Class - A	20
1,000	Midas, Inc. (a)	8
1,850	Monro Muffler Brake, Inc.	61
2,892	Penske Automotive Group, Inc. (a)	58
2,677	Sonic Automotive, Inc., Class - A	37
3,357	The Pep Boys - Manny, Moe & Jack	43
		342
	Biotechnology — 1.46%
2,400	Acorda Therapeutics, Inc. (a)	56
1,400	Affymax, Inc. (a)	8
6,200	Alkermes, Inc. (a)	80
5,200	Allos Therapeutics, Inc. (a)	16
2,400	Alnylam Pharmaceuticals, Inc. (a)	23
1,300	AMAG Pharmaceuticals, Inc. (a)	22
700	Anacor Pharmaceuticals, Inc. (a)	5
800	Ardea Biosciences, Inc. (a)	23
7,600	Arena Pharmaceuticals, Inc. (a)	11
7,900	ARIAD Pharmaceuticals, Inc. (a)	59
2,800	ArQule, Inc. (a)	20
3,600	Array BioPharma, Inc. (a)	11
600	Aveo Phamaceuticals, Inc. (a)	8
7,400	AVI BioPharma, Inc. (a)	14
2,000	BioCryst Pharmaceuticals, Inc. (a)	8
8,543	BioMarin Pharmaceutical, Inc. (a)	215
1,200	BioMimetic Therapeutics, Inc. (a)	16
4,800	BioSante Pharmaceuticals, Inc. (a)	10
300	BioSpecifics Technologies Corp. (a)	8
1,500	BioTime, Inc. (a)	11
4,913	Celera Corp. (a)	40
2,200	Celldex Therapeutics, Inc. (a)	9
15,986	Cepheid, Inc. (a)	448
2,600	Chelsea Therapeutics International Ltd. (a)	10
700	Clinical Data, Inc. (a)	21
800	Codexis, Inc. (a)	9
3,700	Cubist Pharmaceuticals, Inc. (a)	93
5,200	Curis, Inc. (a)	17
3,000	Cytokinetics, Inc. (a)	4
3,100	Cytori Therapeutics, Inc. (a)	24
7,600	CytRx Corp. (a)	7
6,600	Dyax Corp. (a)	11
6,000	Dynavax Technologies Corp. (a)	17
1,200	Emergent BioSolutions, Inc. (a)	29
3,300	Enzon Pharmaceuticals, Inc. (a)	36
3,000	Exact Sciences Corp. (a)	22
900	Genomic Health, Inc. (a)	22
7,600	Geron Corp. (a)	38
4,800	Halozyme Therapeutics, Inc. (a)	32
2,400	Idenix Pharmaceuticals, Inc. (a)	8
4,300	ImmunoGen, Inc. (a)	39
4,400	Immunomedics, Inc. (a)	17
5,400	Incyte Corp. (a)	86
714	Infinity Pharmaceuticals, Inc. (a)	4
3,400	Inhibitex, Inc. (a)	12
4,600	Inovio Pharmaceuticals, Inc. (a)	5
3,000	InterMune, Inc. (a)	142
1,300	Ironwood Pharmaceuticals, Inc. (a)	18
6,000	Isis Pharmaceuticals, Inc. (a)	54
3,400	Keryx Biopharmaceuticals, Inc. (a)	17
13,596	Lexicon Pharmaceuticals, Inc. (a)	23
1,316	Ligand Pharmaceuticals, Inc., Class - B (a)	13
4,200	MannKind Corp. (a)	15
1,981	Maxygen, Inc.	10
1,800	Metabolix, Inc. (a)	19
5,800	Micromet, Inc. (a)	33
2,700	Momenta Pharmaceuticals, Inc. (a)	43
2,700	Nabi Biopharmaceuticals (a)	16
26,327	Nanosphere, Inc. (a)	86
3,200	Neuralstem, Inc. (a)	6
3,100	Neurocrine Biosciences, Inc. (a)	24
800	NeurogesX, Inc. (a)	3
6,100	Novavax, Inc. (a)	16
4,100	NPS Pharmaceuticals, Inc. (a)	39
1,200	Nymox Pharmaceutical Corp. (a)	9
1,300	Omeros Corp. (a)	10
3,900	Onyx Pharmaceuticals, Inc. (a)	137
5,400	Opko Health, Inc. (a)	20
1,900	Orexigen Therapeutics, Inc. (a)	5
1,200	Osiris Therapeutics, Inc. (a)	9
8,900	PDL BioPharma, Inc.	52
3,800	Peregrine Pharmaceuticals, Inc. (a)	9
2,900	Pharmacyclics, Inc. (a)	17
1,900	Pharmasset, Inc. (a)	150
1,889	Progenics Pharmaceuticals, Inc. (a)	12
3,300	Rigel Pharmaceuticals, Inc. (a)	23
3,000	Sangamo BioSciences, Inc. (a)	25
4,300	Savient Pharmaceuticals, Inc. (a)	46
2,500	SciClone Pharmaceuticals, Inc. (a)	10
5,800	Seattle Genetics, Inc. (a)	90
2,100	SIGA Technologies, Inc. (a)	25
3,300	Spectrum Pharmaceuticals, Inc. (a)	29
8,200	StemCells, Inc. (a)	7
1,600	Synta Pharmaceuticals Corp. (a)	8
1,500	Targacept, Inc. (a)	40
3,900	Theravance, Inc. (a)	94
1,900	Vanda Pharmaceuticals, Inc. (a)	14
4,900	Vical, Inc. (a)	15
4,600	Zalicus, Inc. (a)	11
3,300	ZIOPHARM Oncology, Inc. (a)	21
		3,149
	Brewers — 0.02%
500	The Boston Beer Co., Inc., Class - A (a)	46

	Broadcasting — 0.07%
5,500	Belo Corp., Class - A (a)	49
657	Crown Media Holdings, Inc., Class - A (a)	2
1,200	Cumulus Media, Inc., Class - A (a)	5
1,400	Entercom Communications Corp., Class-A (a)	15
3,300	Entravision Communications Corp., Class - A (a)	9
424	Fisher Communications, Inc. (a)	13
3,300	Gray Television, Inc. (a)	7
1,538	LIN TV Corp., Class - A (a)	9
600	Nexstar Broadcasting Group, Inc., Class-A (a)	5
2,200	Radio One, Inc., Class - D (a)	4
2,871	Sinclair Broadcast Group, Inc., Class - A	36

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Broadcasting (continued)
400	Westwood One, Inc. (a)	$3
		157
	Building Products — 0.76%
800	AAON, Inc.	26
600	Ameresco, Inc., Class - A (a)	9
551	American Woodmark Corp.	12
549	Ameron International Corp.	38
4,978	Apogee Enterprises, Inc.	66
2,624	Builders FirstSource, Inc. (a)	7
2,108	Gibraltar Industries, Inc. (a)	25
61,505	Griffon Corp. (a)	808
1,171	Insteel Industries, Inc.	17
1,300	NCI Building Systems, Inc. (a)	16
500	PGT, Inc. (a)	1
2,389	Quanex Building Products Corp.	47
2,512	Simpson Manufacturing Co., Inc.	74
1,000	Trex Co., Inc. (a)	33
12,697	Universal Forest Products, Inc.	465
		1,644
	Cable & Satellite — 0.02%
1,982	Knology, Inc. (a)	26
982	Outdoor Channel Holdings, Inc.	7
		33
	Casinos & Gaming — 0.38%
1,700	Ameristar Casinos, Inc.	30
3,700	Boyd Gaming Corp. (a)	35
750	Churchill Downs, Inc.	31
1,000	Isle of Capri Casinos, Inc. (a)	9
445	Monarch Casino & Resort, Inc. (a)	5
1,481	Multimedia Games, Inc. (a)	8
4,007	Pinnacle Entertainment, Inc. (a)	55
4,400	Scientific Games Corp., Class - A (a)	38
3,300	Shuffle Master, Inc. (a)	35
15,969	WMS Industries, Inc. (a)	565
		811
	Catalog Retail — 0.04%
1,207	Gaiam, Inc., Class - A	8
2,400	HSN, Inc. (a)	77
		85
	Coal & Consumable Fuels — 0.48%
2,116	Cloud Peak Energy, Inc. (a)	46
6,848	CONSOL Energy, Inc.	367
300	Hallador Energy Co.	4
8,552	International Coal Group, Inc. (a)	97
2,200	James River Coal Co. (a)	53
1,200	L&L Energy, Inc. (a)	8
3,953	Massey Energy Co.	270
5,084	Patriot Coal Corp. (a)	131
4,000	Uranium Energy Corp. (a)	16
7,551	USEC, Inc. (a)	33
		1,025
	Commercial Printing — 0.10%
3,300	Cenveo, Inc. (a)	22
600	Consolidated Graphics, Inc. (a)	33
667	Courier Corp.	9
3,240	Deluxe Corp.	86
1,805	Ennis, Inc.	31
1,600	InnerWorkings, Inc. (a)	12
643	M & F Worldwide Corp. (a)	16
666	Multi-Color Corp.	13
1,300	The Standard Register Co.	4
		226
	Commodity Chemicals — 0.66%
3,600	Calgon Carbon Corp. (a)	57
2,200	Georgia Gulf Corp. (a)	81
466	Hawkins, Inc.	19
1,300	Koppers Holdings, Inc.	55
12,928	Methanex Corp.	404
3,524	NewMarket Corp.	558
266	NL Industries, Inc.	4
2,148	Spartech Corp. (a)	16
1,800	STR Holdings, Inc. (a)	35
500	TPC Group, Inc. (a)	14
1,282	Westlake Chemical Corp.	72
14,700	Zagg, Inc. (a)	110
		1,425
	Communications Equipment — 2.28%
2,900	Acme Packet, Inc. (a)	206
8,794	ADTRAN, Inc.	373
8,682	Anaren, Inc. (a)	174
23,889	Arris Group, Inc. (a)	304
8,817	Aruba Networks, Inc. (a)	298
4,243	Aviat Networks, Inc. (a)	22
656	Bel Fuse, Inc., Class - B	14
3,400	BigBand Networks, Inc. (a)	9
1,142	Black Box Corp.	40
2,600	Blue Coat Systems, Inc. (a)	73
663	Calix, Inc. (a)	13
4,883	Ciena Corp. (a)	127
1,802	Comtech Telecommunications Corp.	49
1,600	DG FastChannel, Inc. (a)	52
1,453	Digi International, Inc. (a)	15
1,012	EMS Technologies, Inc. (a)	20
5,690	Emulex Corp. (a)	61
6,168	Extreme Networks, Inc. (a)	22
5,550	Finisar Corp. (a)	137
1,317	Globecomm Systems, Inc. (a)	16
7,397	Harmonic, Inc. (a)	69
5,700	Infinera Corp. (a)	48
2,700	InterDigital, Inc.	129
1,000	KVH Industries, Inc. (a)	15
700	Loral Space & Communications, Inc. (a)	54
300	Meru Networks, Inc. (a)	6
2,200	NETGEAR, Inc. (a)	71
2,600	Network Engines, Inc. (a)	5
2,100	Network Equipment Technologies, Inc. (a)	8
2,100	Neutral Tandem, Inc. (a)	31
1,223	Oplink Communications, Inc. (a)	24
1,864	Opnext, Inc. (a)	5
1,265	PC-Tel, Inc. (a)	10
23,475	Plantronics, Inc.	860
12,446	Polycom, Inc. (a)	645
11,055	Powerwave Technologies, Inc. (a)	50
15,614	Riverbed Technology, Inc. (a)	588
1,792	SeaChange International, Inc. (a)	17
3,000	ShoreTel, Inc. (a)	25
13,299	Sonus Networks, Inc. (a)	50
1,262	Sycamore Networks, Inc.	31
2,927	Symmetricom, Inc. (a)	18
4,432	Tekelec (a)	36
7,804	UTStarcom, Inc. (a)	18
2,100	ViaSat, Inc. (a)	84
		4,922

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Computer & Electronics Retail — 0.45%
900	hhgregg, Inc. (a)	$12
26,724	Rent-A-Center, Inc.	933
455	REX American Resources Corp. (a)	7
774	Systemax, Inc. (a)	11
		963
	Computer Hardware — 0.39%
19,918	Avid Technology, Inc. (a)	444
2,513	Cray, Inc. (a)	16
7,100	Diebold, Inc.	252
1,786	Silicon Graphics International Corp. (a)	38
1,300	Stratasys, Inc. (a)	61
1,600	Super Micro Computer, Inc. (a)	26
		837
	Computer Storage & Peripherals — 0.52%
2,929	Electronics for Imaging, Inc. (a)	43
1,600	Hutchinson Technology, Inc. (a)	4
2,900	Hypercom Corp. (a)	35
1,827	Imation Corp. (a)	20
1,900	Immersion Corp. (a)	15
3,300	Intermec, Inc. (a)	36
1,537	Intevac, Inc. (a)	19
1,900	Novatel Wireless, Inc. (a)	10
1,800	Presstek, Inc. (a)	4
13,800	Quantum Corp. (a)	35
599	Rimage Corp.	10
2,600	STEC, Inc. (a)	52
14,802	Synaptics, Inc. (a)	400
10,996	Western Digital Corp. (a)	410
1,800	Xyratex Ltd. (a)	20
		1,113
	Construction & Engineering — 1.41%
400	Argan, Inc. (a)	3
14,388	Chicago Bridge & Iron Co. NV	585
2,260	Dycom Industries, Inc. (a)	39
4,329	EMCOR Group, Inc. (a)	134
2,455	Fluor Corp.	181
8,106	Foster Wheeler AG (a)	305
2,523	Furmanite Corp. (a)	20
2,272	Granite Construction, Inc.	64
4,010	Great Lakes Dredge & Dock Co.	31
16,981	Insituform Technologies, Inc., Class - A (a)	454
3,720	Jacobs Engineering Group, Inc. (a)	191
1,268	Layne Christensen Co. (a)	44
20,762	MasTec, Inc. (a)	432
500	Michael Baker Corp. (a)	15
1,308	MYR Group, Inc. (a)	31
615	Northwest Pipe Co. (a)	14
1,800	Orion Marine Group, Inc. (a)	19
19,499	Pike Electric Corp. (a)	186
1,200	Primoris Services Corp.	12
10,135	Quanta Services, Inc. (a)	227
985	Sterling Construction Co., Inc. (a)	17
1,714	Tutor Perini Corp.	42
		3,046
	Construction & Farm Machinery & Heavy Trucks — 0.65%
393	Alamo Group, Inc.	11
593	American Railcar Industries, Inc. (a)	15
1,293	Astec Industries, Inc. (a)	48
621	Cascade Corp.	28
1,700	Commercial Vehicle Group, Inc. (a)	30
800	Douglas Dynamics, Inc.	11
4,013	Federal Signal Corp.	26
802	FreightCar America, Inc. (a)	26
800	Lindsay Corp.	63
14,400	Meritor, Inc. (a)	244
566	Miller Industries, Inc.	9
300	NACCO Industries, Inc., Class - A	33
5,711	Navistar International Corp. (a)	396
700	Sauer-Danfoss, Inc. (a)	36
1,326	The Greenbrier Cos., Inc. (a)	38
2,709	Titan International, Inc.	72
434	Twin Disc, Inc.	14
4,500	Wabash National Corp. (a)	52
11,356	Westport Innovations, Inc. (a)	250
		1,402
	Construction Materials — 0.14%
6,800	Eagle Materials, Inc.	206
4,070	Headwaters, Inc. (a)	24
1,355	Texas Industries, Inc.	61
200	United States Lime & Minerals, Inc. (a)	8
		299
	Consumer Electronics — 0.21%
9,234	Harman International Industries, Inc.	432
878	Universal Electronics, Inc. (a)	26
		458
	Consumer Finance — 0.22%
3,359	Advance America Cash Advance Centers, Inc.	18
1,900	Cash America International, Inc.	87
452	CompuCredit Holdings Corp. (a)	3
300	Credit Acceptance Corp. (a)	21
2,250	Dollar Financial Corp. (a)	47
2,900	EZCORP, Inc., Class - A (a)	91
1,900	First Cash Financial Services, Inc. (a)	73
566	Imperial Holdings, Inc. (a)	6
1,829	Nelnet, Inc., Class - A	40
2,100	Netspend Holdings, Inc. (a)	22
4,213	The First Marblehead Corp. (a)	9
1,023	World Acceptance Corp. (a)	67
		484
	Data Processing & Outsourced Services — 0.75%
1,900	Alliance Data Systems Corp. (a)	163
1,700	Cardtronics, Inc. (a)	35
500	Cass Information Systems, Inc.	20
2,259	CSG Systems International, Inc. (a)	45
700	Echo Global Logistics, Inc. (a)	9
3,203	Euronet Worldwide, Inc. (a)	62
1,000	Exlservice Holdings, Inc. (a)	21
3,376	Global Cash Access Holdings, Inc. (a)	11
3,033	Global Payments, Inc.	148
33,750	Heartland Payment Systems, Inc.	592
5,914	MoneyGram International, Inc. (a)	20
1,737	Online Resources Corp. (a)	7
1,800	TeleTech Holdings, Inc. (a)	35
1,700	TNS, Inc. (a)	26
5,250	VeriFone Systems, Inc. (a)	289
2,400	Wright Express Corp. (a)	124
		1,607
	Department Stores — 0.11%
2,675	Dillard's, Inc., Class - A	107
1,500	Retail Ventures, Inc. (a)	26
See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Department Stores (continued)
8,867	Saks, Inc. (a)	$100
700	The Bon-Ton Stores, Inc. (a)	11
		244
	Distillers & Vintners — 0.00%
600	MGP Ingredients, Inc.	5

	Distributors — 0.10%
1,220	Audiovox Corp., Class - A (a)	10
683	Core-Mark Holding Co., Inc. (a)	22
4,236	LKQ Corp. (a)	102
3,100	Pool Corp.	75
500	Weyco Group, Inc.	12
		221
	Diversified Banks — 0.02%
1,713	Banco Latinoamericano de Comercio Exterior SA, Class - E	30
600	Encore Bancshares, Inc. (a)	7
		37
	Diversified Capital Markets — 0.01%
1,300	HFF, Inc., Class - A (a)	19
996	JMP Group, Inc.	9
		28
	Diversified Chemicals — 1.06%
23,572	Cabot Corp.	1,091
9,930	FMC Corp.	843
1,100	LSB Industries, Inc. (a)	44
5,031	Olin Corp.	115
7,600	Solutia, Inc. (a)	193
		2,286
	Diversified Metals & Mining — 0.39%
1,500	AMCOL International Corp.	54
4,300	General Moly, Inc. (a)	23
3,850	Globe Specialty Metals, Inc.	88
2,787	Horsehead Holding Corp. (a)	47
4,095	Materion Corp. (a)	167
1,600	Molycorp, Inc. (a)	96
6,859	RTI International Metals, Inc. (a)	214
10,600	Thompson Creek Metals Co., Inc. (a)	133
1,800	U.S. Energy Corp. (a)	11
		833
	Diversified Real Estate Activities — 0.04%
1,800	Campus Crest Communities, Inc.	21
361	Consolidated-Tomoka Land Co.	12
1,160	Coresite Realty Corp.	18
900	Tejon Ranch Co. (a)	33
		84
	Diversified Real Estate Investment Trusts — 0.25%
1,896	American Assets Trust, Inc.	40
4,066	CapLease, Inc.	22
5,058	Colonial Properties Trust	97
6,169	Cousins Properties, Inc.	52
1,000	Excel Trust, Inc.	12
535	Gladstone Commercial Corp.	10
4,888	Investors Real Estate Trust	46
600	One Liberty Properties, Inc.	9
1,147	PS Business Parks, Inc.	67
2,900	Retail Opportunity Investments Corp.	32
4,097	Washington Real Estate Investment Trust	127
1,378	Winthrop Realty Trust, Inc.	17
		531
	Diversified Support Services — 0.87%
2,415	Comfort Systems USA, Inc.	34
1,200	EnerNOC, Inc. (a)	23
1,199	G&K Services, Inc., Class - A	40
4,150	Healthcare Services Group, Inc.	73
700	Higher One Holdings, Inc. (a)	10
3,150	Interface, Inc., Class - A	58
1,542	McGrath Rentcorp	42
2,361	Mobile Mini, Inc. (a)	57
5,010	Ritchie Bros. Auctioneers, Inc.	141
704	Schawk, Inc.	14
7,818	UniFirst Corp.	414
40,613	Viad Corp.	972
		1,878
	Drug Retail — 0.02%
33,200	Rite Aid Corp. (a)	35

	Education Services — 0.25%
1,100	American Public Education, Inc. (a)	44
800	Archipelago Learning, Inc. (a)	7
1,200	Bridgepoint Education, Inc. (a)	21
800	Cambium Learning Group, Inc. (a)	3
1,000	Capella Education Co. (a)	50
5,600	Corinthian Colleges, Inc. (a)	25
2,000	Grand Canyon Education, Inc. (a)	29
9,538	K12, Inc. (a)	321
400	Learning Tree International, Inc.	4
900	Lincoln Educational Services Corp.	14
400	National American University Holdings, Inc.	3
1,300	Universal Technical Institute, Inc.	25
		546
	Electric Utilities — 1.08%
2,010	ALLETE, Inc.	78
3,576	Avista Corp.	83
806	Central Vermont Public Service Corp.	19
4,008	Cleco Corp.	137
2,851	El Paso Electric Co. (a)	87
3,166	IDACORP, Inc.	121
4,102	ITC Holdings Corp.	287
1,500	MGE Energy, Inc.	61
2,308	Otter Tail Corp.	53
47,681	Portland General Electric Co.	1,133
2,585	The Empire District Electric Co.	56
3,323	UIL Holdings Corp.	101
2,376	Unisource Energy Corp.	86
653	Unitil Corp.	15
		2,317
	Electrical Components & Equipment — 2.76%
11,468	A.O. Smith Corp.	509
4,600	A123 Systems, Inc. (a)	29
2,700	Acuity Brands, Inc.	158
4,000	Advanced Battery Technologies, Inc. (a)	8
9,516	American Superconductor Corp. (a)	237
811	Analogic Corp.	46
1,755	Anixter International, Inc.	123
19,477	Belden, Inc.	731
40,388	Brady Corp., Class - A	1,441
400	Coleman Cable, Inc. (a)	4
1,253	Encore Wire Corp.	31
4,100	Ener1, Inc. (a)	12
3,355	Energy Conversion Devices, Inc. (a)	8
9,994	EnerSys (a)	397
1,394	Franklin Electric Co., Inc.	64

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Components & Equipment (continued)
6,500	FuelCell Energy, Inc. (a)	$14
1,200	Generac Holdings, Inc. (a)	24
20,887	GrafTech International Ltd. (a)	431
1,100	Hoku Corp. (a)	2
3,596	Hubbell, Inc., Class - B	255
1,500	II-VI, Inc. (a)	75
910	LaBarge, Inc. (a)	16
1,418	LSI Industries, Inc.	10
1,300	Polypore International, Inc. (a)	75
600	Powell Industries, Inc. (a)	24
100	Preformed Line Products Co.	7
17,897	Thomas & Betts Corp. (a)	1,064
2,500	UQM Technologies, Inc. (a)	8
1,300	Vicor Corp.	21
3,800	Woodward, Inc.	131
		5,955
	Electronic Components — 0.86%
9,859	DTS, Inc. (a)	460
6,283	Littelfuse, Inc.	359
4,400	Power-One, Inc. (a)	38
21,616	Rogers Corp. (a)	974
873	Spectrum Control, Inc. (a)	17
		1,848
	Electronic Equipment & Instruments — 1.64%
2,573	Checkpoint Systems, Inc. (a)	58
10,053	Cognex Corp.	284
1,616	Coherent, Inc. (a)	94
1,700	Comverge, Inc. (a)	8
2,244	Daktronics, Inc.	24
544	Dawson Geophysical Co. (a)	24
1,564	Electro Scientific Industries, Inc. (a)	27
1,000	FARO Technologies, Inc. (a)	40
1,700	Gerber Scientific, Inc. (a)	16
3,749	Itron, Inc. (a)	212
5,002	L-1 Identity Solutions, Inc. (a)	59
6,100	Microvision, Inc. (a)	8
27,200	MTS Systems Corp.	1,239
20,637	National Instruments Corp.	676
2,288	Newport Corp. (a)	41
3,865	OSI Systems, Inc. (a)	145
11,559	Rofin-Sinar Technologies, Inc. (a)	457
200	TESSCO Technologies, Inc.	2
2,150	Universal Display Corp. (a)	118
1,964	X-Rite, Inc. (a)	9
		3,541
	Electronic Manufacturing Services — 1.04%
4,159	Benchmark Electronics, Inc. (a)	79
48,260	Celestica, Inc. (a)	517
2,373	CTS Corp.	26
900	DDi Corp.	10
2,200	Echelon Corp. (a)	22
600	Fabrinet (a)	12
44,195	Flextronics International Ltd. (a)	330
1,600	IPG Photonics Corp. (a)	92
12,175	Jabil Circuit, Inc.	249
1,700	Maxwell Technologies, Inc. (a)	29
993	Measurement Specialties, Inc. (a)	34
1,860	Mercury Computer Systems, Inc. (a)	39
2,511	Methode Electronics, Inc.	30
600	Multi-Fineline Electronix, Inc. (a)	17
1,345	Park Electrochemical Corp.	43
2,500	Plexus Corp. (a)	88
2,800	Pulse Electronics Corp.	17
1,600	RadiSys Corp. (a)	14
4,900	Sanmina-SCI Corp. (a)	55
3,390	SMART Modular Technologies (WWH), Inc. (a)	26
7,797	Trimble Navigation Ltd. (a)	394
5,230	TTM Technologies, Inc. (a)	95
200	Viasystems Group, Inc. (a)	6
1,078	Zygo Corp. (a)	16
		2,240
	Environmental & Facilities Services — 0.60%
3,388	ABM Industries, Inc.	86
1,700	Casella Waste Systems, Inc., Class - A (a)	12
6,226	Clean Harbors, Inc. (a)	614
5,765	EnergySolutions, Inc.	35
1,276	Fuel Tech, Inc. (a)	11
2,254	Metalico, Inc. (a)	14
8,812	Republic Services, Inc., Class - A	265
4,000	Rollins, Inc.	81
1,000	Standard Parking Corp. (a)	18
1,166	Team, Inc. (a)	31
3,900	Tetra Tech, Inc. (a)	96
1,100	US Ecology, Inc.	19
		1,282
	Fertilizers & Agricultural Chemicals — 0.01%
1,259	American Vanguard Corp.	11

	Food Distributors — 0.09%
789	Nash Finch Co.	30
1,562	Spartan Stores, Inc.	23
3,000	United Natural Foods, Inc. (a)	135
		188
	Food Retail — 0.19%
100	Arden Group, Inc., Class - A	8
2,421	Casey's General Stores, Inc.	94
868	Ingles Markets, Inc., Class - A	17
2,763	Ruddick Corp.	107
587	Susser Holdings Corp. (a)	8
1,168	The Andersons, Inc.	57
1,000	The Fresh Market, Inc. (a)	38
1,356	The Pantry, Inc. (a)	20
400	Village Super Market, Inc., Class - A	12
720	Weis Markets, Inc.	29
3,854	Winn-Dixie Stores, Inc. (a)	27
		417
	Footwear — 0.98%
5,300	Crocs, Inc. (a)	95
14,084	Deckers Outdoor Corp. (a)	1,213
4,756	Iconix Brand Group, Inc. (a)	102
1,749	K-Swiss, Inc., Class - A (a)	20
300	LaCrosse Footwear, Inc.	5
600	R.G. Barry Corp.	8
2,200	Skechers U.S.A., Inc., Class - A (a)	45
1,500	Steven Madden Ltd. (a)	70
2,388	The Timberland Co., Class - A (a)	99
12,420	Wolverine World Wide, Inc.	463
		2,120
	Forest Products — 0.06%
700	Deltic Timber Corp.	47
8,379	Louisiana-Pacific Corp. (a)	88
		135

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities — 0.74%
632	Chesapeake Utilities Corp.	$26
2,667	New Jersey Resources Corp.	115
2,957	Nicor, Inc.	159
1,748	Northwest Natural Gas Co.	81
4,680	Piedmont Natural Gas Co., Inc.	142
1,920	South Jersey Industries, Inc.	107
2,955	Southwest Gas Corp.	115
1,426	The Laclede Group, Inc.	54
20,065	UGI Corp.	660
3,299	WGL Holdings, Inc.	129
		1,588
	General Merchandise Stores — 0.50%
2,923	99 Cents Only Stores (a)	57
7,950	Big Lots, Inc. (a)	345
6,731	Dollar Tree, Inc. (a)	374
21,770	Fred's, Inc., Class - A	290
400	Gordmans Stores, Inc. (a)	7
1,960	Tuesday Morning Corp. (a)	10
		1,083
	Gold — 0.15%
4,700	Allied Nevada Gold Corp. (a)	167
3,700	Capital Gold Corp. (a)	24
16,000	Golden Star Resources Ltd. (a)	47
5,300	Jaguar Mining, Inc. (a)	28
5,700	U.S. Gold Corp. (a)	50
		316
	Health Care Distributors — 0.80%
980	Chindex International, Inc. (a)	16
6,670	MWI Veterinary Supply, Inc. (a)	538
32,517	Owens & Minor, Inc.	1,056
2,100	Pharmerica Corp. (a)	24
3,600	PSS World Medical, Inc. (a)	98
		1,732
	Health Care Equipment — 2.89%
1,400	Abaxis, Inc. (a)	40
1,900	ABIOMED, Inc. (a)	28
3,100	Accuray, Inc. (a)	28
3,600	Alphatec Holdings, Inc. (a)	10
4,700	American Medical Systems Holdings, Inc. (a)	102
1,725	AngioDynamics, Inc. (a)	26
1,700	ArthroCare Corp. (a)	57
877	Cantel Medical Corp.	23
2,000	Conceptus, Inc. (a)	29
36,121	CONMED Corp. (a)	949
1,798	CryoLife, Inc. (a)	11
715	Cutera, Inc. (a)	6
1,700	Cyberonics, Inc. (a)	54
2,700	Delcath Systems, Inc. (a)	20
55,011	DexCom, Inc. (a)	854
600	Dynavox, Inc., Class - A (a)	3
500	Exactech, Inc. (a)	9
4,640	Gen-Probe, Inc. (a)	308
1,489	Greatbatch, Inc. (a)	39
3,000	Hansen Medical, Inc. (a)	7
600	HeartWare International, Inc. (a)	51
6,385	Hill-Rom Holdings, Inc.	242
3,840	IDEXX Laboratories, Inc. (a)	296
39,613	Insulet Corp. (a)	817
1,300	Integra LifeSciences Holdings Corp. (a)	62
1,919	Invacare Corp.	60
1,100	IRIS International, Inc. (a)	10
500	Kensey Nash Corp. (a)	12
12,100	MAKO Surgical Corp. (a)	293
3,200	Masimo Corp.	106
1,700	MELA Sciences, Inc. (a)	6
2,600	Meridian Bioscience, Inc.	62
1,700	Natus Medical, Inc. (a)	29
2,400	NuVasive, Inc. (a)	61
1,700	NxStage Medical, Inc. (a)	37
1,100	Orthofix International NV (a)	36
4,500	Orthovita, Inc. (a)	10
1,259	Palomar Medical Technologies, Inc. (a)	19
1,400	Quidel Corp. (a)	17
8,260	Sirona Dental Systems, Inc. (a)	414
4,400	Solta Medical, Inc. (a)	14
800	SonoSite, Inc. (a)	27
2,000	Stereotaxis, Inc. (a)	8
3,700	STERIS Corp.	128
1,200	SurModics, Inc. (a)	15
2,464	Symmetry Medical, Inc. (a)	24
22,884	Syneron Medical Ltd. (a)	298
700	Synovis Life Technologies, Inc. (a)	13
3,016	TomoTherapy, Inc. (a)	14
3,100	Volcano Corp. (a)	79
2,600	Wright Medical Group, Inc. (a)	44
331	Young Innovations, Inc.	10
6,967	Zoll Medical Corp. (a)	312
		6,229
	Health Care Facilities — 0.65%
2,061	AmSurg Corp. (a)	53
685	Assisted Living Concepts, Inc., Class - A (a)	27
1,696	Capital Senior Living Corp. (a)	18
1,300	Emeritus Corp. (a)	33
2,200	Five Star Quality Care, Inc. (a)	18
1,702	Hanger Orthopedic Group, Inc. (a)	44
5,900	HealthSouth Corp. (a)	147
2,563	Kindred Healthcare, Inc. (a)	61
1,300	LCA-Vision, Inc. (a)	9
16,259	LifePoint Hospitals, Inc. (a)	653
1,318	MedCath Corp. (a)	18
599	National Healthcare Corp.	28
3,464	Select Medical Holdings Corp. (a)	28
1,134	Skilled Healthcare Group, Inc., Class - A (a)	16
3,600	Sunrise Senior Living, Inc. (a)	43
800	The Ensign Group, Inc.	26
600	U.S. Physical Therapy, Inc.	13
6,500	VCA Antech, Inc. (a)	164
		1,399
	Health Care Services — 1.14%
700	Accretive Health, Inc. (a)	19
700	Air Methods Corp. (a)	47
1,900	Alliance HealthCare Services, Inc. (a)	8
2,812	Allied Healthcare International, Inc. (a)	7
500	Almost Family, Inc. (a)	19
1,800	Amedisys, Inc. (a)	63
1,060	American Dental Partners, Inc. (a)	14
2,500	AMN Healthcare Services, Inc. (a)	22
1,500	Bio-Reference Laboratories, Inc. (a)	34
2,700	BioScrip, Inc. (a)	13
1,200	CardioNet, Inc. (a)	6
9,027	Catalyst Health Solutions, Inc. (a)	505
1,300	Chemed Corp.	87
1,794	Continucare Corp. (a)	10

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Services (continued)
400	CorVel Corp. (a)	$21
1,899	Cross Country Healthcare, Inc. (a)	15
800	ExamWorks Group, Inc. (a)	18
1,940	Gentiva Health Services, Inc. (a)	54
2,262	Healthways, Inc. (a)	35
1,700	HMS Holdings Corp. (a)	139
1,000	IPC The Hospitalist Co., Inc. (a)	45
600	Landauer, Inc.	37
1,000	LHC Group, Inc. (a)	30
16,085	MEDNAX, Inc. (a)	1,071
100	National Research Corp.	3
500	PDI, Inc. (a)	4
900	Providence Service Corp. (a)	14
1,626	RehabCare Group, Inc. (a)	60
1,100	Rural/Metro Corp. (a)	19
1,562	Sun Healthcare Group, Inc. (a)	22
1,000	Team Health Holdings, Inc. (a)	17
		2,458
	Health Care Supplies — 1.32%
3,700	Align Technology, Inc. (a)	76
500	Alimera Sciences, Inc. (a)	4
4,900	Antares Pharma, Inc. (a)	9
100	Atrion Corp.	18
2,700	Cerus Corp. (a)	8
567	Cynosure, Inc. (a)	8
3,100	Endologix, Inc. (a)	21
1,500	Haemonetics Corp. (a)	98
800	ICU Medical, Inc. (a)	35
55,175	Immucor, Inc. (a)	1,091
1,012	Medical Action Industries, Inc. (a)	9
1,700	Merit Medical Systems, Inc. (a)	33
4,490	Neogen Corp. (a)	186
3,100	OraSure Technologies, Inc. (a)	24
600	Rochester Medical Corp. (a)	7
3,502	RTI Biologics, Inc. (a)	10
2,400	STAAR Surgical Co. (a)	13
15,267	The Cooper Cos., Inc.	1,060
2,200	The Spectranetics Corp. (a)	10
3,200	Unilife Corp. (a)	18
1,100	Vascular Solutions, Inc. (a)	12
2,100	West Pharmaceutical Services, Inc.	94
		2,844
	Health Care Technology — 0.31%
2,000	athenahealth, Inc. (a)	90
2,608	Cerner Corp. (a)	290
600	Computer Programs & Systems, Inc.	39
2,700	MedAssets, Inc. (a)	41
1,200	Medidata Solutions, Inc. (a)	31
3,500	Merge Healthcare, Inc. (a)	17
2,100	Omnicell, Inc. (a)	32
1,200	Quality Systems, Inc.	100
600	Transcend Services, Inc. (a)	14
1,045	Vital Images, Inc. (a)	14
		668
	Heavy Electrical Equipment — 0.05%
700	AZZ, Inc.	32
6,100	Broadwind Energy, Inc. (a)	8
14,700	Capstone Turbine Corp. (a)	27
1,200	PowerSecure International, Inc. (a)	10
7,350	Satcon Technology Corp. (a)	28
		105
	Home Entertainment Software — 0.07%
900	RealD, Inc. (a)	25
900	Renaissance Learning, Inc.	11
700	Rosetta Stone, Inc. (a)	9
800	SRS Labs, Inc. (a)	7
4,516	Take-Two Interactive Software, Inc. (a)	69
4,575	THQ, Inc. (a)	21
		142
	Home Furnishings — 0.46%
1,572	Ethan Allen Interiors, Inc.	34
3,455	Furniture Brands International, Inc. (a)	16
722	Hooker Furniture Corp.	9
700	Kid Brands, Inc. (a)	5
3,189	La-Z-Boy, Inc. (a)	31
350,108	Sealy Corp. (a)	889
		984
	Home Improvement Retail — 0.02%
1,400	Lumber Liquidators Holdings, Inc. (a)	35

	Homebuilding — 0.27%
5,183	Beazer Homes USA, Inc. (a)	24
714	Brookfield Homes Corp. (a)	7
446	Cavco Industries, Inc. (a)	20
3,550	Hovnanian Enterprises, Inc., Class - A (a)	12
30,033	KB Home	374
1,095	M/I Homes, Inc. (a)	16
2,103	Meritage Homes Corp. (a)	51
498	Skyline Corp.	10
6,840	Standard Pacific Corp. (a)	25
2,954	The Ryland Group, Inc.	47
		586
	Homefurnishing Retail — 0.06%
1,006	Haverty Furniture Cos., Inc.	13
1,100	Kirkland's, Inc. (a)	17
6,500	Pier 1 Imports, Inc. (a)	66
3,600	Select Comfort Corp. (a)	44
		140
	Hotels, Resorts & Cruise Lines — 0.13%
1,300	Ambassadors Group, Inc.	14
1,069	Bluegreen Corp. (a)	5
2,313	Gaylord Entertainment Co. (a)	80
2,500	Interval Leisure Group, Inc. (a)	41
1,362	Morgans Hotel Group Co. (a)	13
6,669	Orient-Express Hotels Ltd., Class - A (a)	83
992	Red Lion Hotels Corp. (a)	8
1,535	Summit Hotel Properties, Inc. (a)	15
1,272	The Marcus Corp.	14
		273
	Household Appliances — 0.19%
1,995	Helen of Troy Ltd. (a)	59
1,300	iRobot Corp. (a)	43
5,154	Snap-on, Inc.	309
		411
	Household Products — 0.05%
3,459	Central Garden & Pet Co., Class - A (a)	32
310	Oil-Dri Corp. of America	7
1,200	Spectrum Brands Holdings, Inc. (a)	33
1,058	WD-40 Co.	45
		117
	Housewares & Specialties — 0.32%
2,619	American Greetings Corp., Class - A	62
357	Blyth, Inc.	12

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Housewares & Specialties (continued)
550	CSS Industries, Inc.	$10
600	Lifetime Brands, Inc. (a)	9
10,156	Tupperware Brands Corp.	606
		699
	Human Resource & Employment Services — 0.17%
564	Barrett Business Services, Inc.	9
716	CDI Corp.	11
526	GP Strategies Corp. (a)	7
1,193	Heidrick & Struggles International, Inc.	33
2,200	Hudson Highland Group, Inc. (a)	14
1,400	Insperity, Inc.	43
1,726	Kelly Services, Inc., Class - A (a)	37
2,000	Kforce, Inc. (a)	37
3,068	Korn/Ferry International (a)	68
2,162	On Assignment, Inc. (a)	20
3,325	SFN Group, Inc. (a)	47
2,894	TrueBlue, Inc. (a)	49
		375
	Hypermarkets & Super Centers — 0.26%
10,600	BJ's Wholesale Club, Inc. (a)	517
1,000	PriceSmart, Inc.	37
		554
	Independent Power Producers & Energy Traders — 0.02%
1,300	American DG Energy, Inc. (a)	3
6,679	Dynegy, Inc. (a)	38
		41
	Industrial Conglomerates — 0.17%
3,475	Carlisle Cos., Inc.	155
2,243	Kimball International, Inc., Class - B	16
1,400	Libbey, Inc. (a)	23
1,000	Raven Industries, Inc.	61
21	Seaboard Corp.	51
798	Standex International Corp.	30
1,477	Tredegar Corp.	32
145	United Capital Corp. (a)	4
		372
	Industrial Machinery — 3.26%
1,100	3D Systems Corp. (a)	53
4,200	Actuant Corp., Class - A	122
5,241	Albany International Corp., Class - A	131
1,700	Altra Holdings, Inc. (a)	40
492	Ampco-Pittsburgh Corp.	14
900	Badger Meter, Inc.	37
3,107	Barnes Group, Inc.	65
49,750	Blount International, Inc. (a)	795
3,242	Briggs & Stratton Corp.	73
1,878	Chart Industries, Inc. (a)	103
27,123	CIRCOR International, Inc.	1,275
3,126	CLARCOR, Inc.	140
1,500	Colfax Corp. (a)	34
1,325	Columbus McKinnon Corp. (a)	24
800	Dynamic Materials Corp.	22
2,500	Energy Recovery, Inc. (a)	8
1,276	ENPRO Industries, Inc. (a)	46
1,700	ESCO Technologies, Inc.	65
3,110	Flow International Corp. (a)	14
4,800	Force Protection, Inc. (a)	24
600	Graham Corp.	14
3,950	Harsco Corp.	139
6,823	IDEX Corp.	298
1,800	John Bean Technologies Corp.	35
818	Kadant, Inc. (a)	21
8,112	Kaydon Corp.	318
9,657	Kennametal, Inc.	377
702	L.B. Foster Co., Class - A	30
4,986	Lincoln Electric Holdings, Inc.	379
1,200	Lydall, Inc. (a)	11
923	Met-Pro Corp.	11
2,418	Mueller Industries, Inc.	89
150,742	Mueller Water Products, Inc., Class - A	675
2,100	Nordson Corp.	242
200	Omega Flex, Inc. (a)	3
5,225	Pall Corp.	301
2,232	Pentair, Inc.	84
1,000	PMFG, Inc. (a)	21
1,300	RBC Bearings, Inc. (a)	50
2,519	Robbins & Myers, Inc.	116
800	Sun Hydraulics Corp.	35
1,245	Tecumseh Products Co., Class - A (a)	12
1,200	Tennant Co.	50
800	The Gorman-Rupp Co.	32
1,000	The Middleby Corp. (a)	93
1,000	TriMas Corp. (a)	22
3,770	Valmont Industries, Inc.	394
1,921	Watts Water Technologies, Inc., Class - A	73
400	Xerium Technologies, Inc. (a)	10
		7,020
	Industrial Real Estate Investment Trusts — 0.17%
16,119	DCT Industrial Trust, Inc.	89
2,701	DuPont Fabros Technology, Inc.	66
1,688	EastGroup Properties, Inc.	74
5,080	First Industrial Realty Trust, Inc. (a)	60
3,268	First Potomac Realty Trust	52
1,582	Monmouth Real Estate Investment Corp., Class - A	13
500	Terreno Realty Corp. (a)	9
		363
	Insurance Brokers — 0.59%
29,925	Arthur J. Gallagher & Co.	910
1,700	Crawford & Co., Class - B	8
1,400	eHealth, Inc. (a)	19
2,870	National Financial Partners Corp. (a)	42
7,389	Willis Group Holdings PLC	298
		1,277
	Integrated Oil & Gas — 0.16%
4,637	Interoil Corp. (a)	346

	Integrated Telecommunication Services — 0.09%
2,800	Alaska Communications Systems Group, Inc.	30
524	Atlantic Tele-Network, Inc.	20
1,700	Cbeyond, Inc. (a)	20
12,805	Cincinnati Bell, Inc. (a)	34
1,626	Consolidated Communications Holdings, Inc.	30
2,846	General Communication, Inc., Class - A (a)	31
921	IDT Corp., Class - B	25
		190
	Internet Retail — 0.11%
1,649	1-800-FLOWERS.COM, Inc., Class - A (a)	5
800	Blue Nile, Inc. (a)	43
6,300	drugstore.com, Inc. (a)	24

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Retail (continued)
1,700	NutriSystem, Inc.	$25
1,400	Orbitz Worldwide, Inc. (a)	5
1,000	Overstock.com, Inc. (a)	16
1,500	PetMed Express, Inc.	24
1,682	Shutterfly, Inc. (a)	88
900	U.S. Auto Parts Network, Inc. (a)	8
1,000	Vitacost.com, Inc. (a)	—
		238
	Internet Software & Services — 1.69%
4,860	Ancestry.com, Inc. (a)	172
2,266	CDC Corp., Class - A (a)	6
28,634	Cogent Communications Group, Inc. (a)	409
6,280	comScore, Inc. (a)	185
8,100	Constant Contact, Inc. (a)	283
9,000	DealerTrack Holdings, Inc. (a)	207
400	Demand Media, Inc. (a)	9
1,100	Dice Holdings, Inc. (a)	17
2,590	Digital River, Inc. (a)	97
7,055	EarthLink, Inc.	55
400	Envestnet, Inc. (a)	5
1,142	Global Sources Ltd. (a)	13
4,200	GSI Commerce, Inc. (a)	123
2,202	InfoSpace, Inc. (a)	19
3,503	Internap Network Services Corp. (a)	23
800	Intralinks Holdings, Inc. (a)	21
2,050	Ixia (a)	33
2,903	j2 Global Communications, Inc. (a)	86
789	Keynote Systems, Inc.	15
1,700	KIT Digital, Inc. (a)	20
3,000	Limelight Networks, Inc. (a)	22
900	Liquidity Services, Inc. (a)	16
2,800	LivePerson, Inc. (a)	35
1,100	Local.com Corp. (a)	4
900	LogMeln, Inc. (a)	38
1,250	LoopNet, Inc. (a)	18
1,106	Marchex, Inc., Class - B	9
200	Mediamind Technologies, Inc. (a)	3
2,841	ModusLink Global Solutions, Inc.	16
16,000	Monster Worldwide, Inc. (a)	254
9,500	Move, Inc. (a)	23
3,500	NIC, Inc.	44
1,000	OpenTable, Inc. (a)	106
5,700	Openwave Systems, Inc. (a)	12
1,385	Perficient, Inc. (a)	17
13,800	QuinStreet, Inc. (a)	314
6,000	Rackspace Hosting, Inc. (a)	257
5,729	RealNetworks, Inc. (a)	21
3,600	S1 Corp. (a)	24
1,900	Saba Software, Inc. (a)	19
2,300	SAVVIS, Inc. (a)	85
300	SPS Commerce, Inc. (a)	5
700	Stamps.com, Inc.	9
3,100	Support.com, Inc. (a)	16
3,600	Terremark Worldwide, Inc. (a)	68
2,100	The Knot, Inc. (a)	25
300	Travelzoo, Inc. (a)	20
5,994	United Online, Inc.	38
5,224	ValueClick, Inc. (a)	76
4,200	VeriSign, Inc.	152
1,100	Vocus, Inc. (a)	28
2,500	Websense, Inc. (a)	57
3,800	Zix Corp. (a)	14
		3,643
	Investment Banking & Brokerage — 1.19%
3,600	BGC Partners, Inc., Class - A	34
2,446	Cowen Group, Inc., Class - A (a)	10
1,002	Evercore Partners, Inc., Class - A	34
3,672	FBR Capital Markets Corp. (a)	13
911	FXCM, Inc., Class - A	12
21,881	GFI Group, Inc.	110
5,400	Gleacher & Co., Inc. (a)	9
888	INTL FCStone, Inc. (a)	23
2,900	Investment Technology Group, Inc. (a)	53
17,684	Jefferies Group, Inc.	441
2,309	KBW, Inc.	61
28,587	Knight Capital Group, Inc., Class - A (a)	383
2,400	LaBranche & Co., Inc. (a)	9
6,300	Ladenburg Thalmann Financial Services, Inc. (a)	7
7,668	MF Global Holdings Ltd. (a)	64
639	Oppenheimer Holdings, Inc., Class - A	21
2,700	optionsXpress Holdings, Inc.	49
954	Piper Jaffray Cos., Inc. (a)	40
9,138	Raymond James Financial, Inc.	349
1,468	Sanders Morris Harris Group, Inc.	12
11,190	Stifel Financial Corp. (a)	803
1,694	SWS Group, Inc.	10
2,748	TradeStation Group, Inc. (a)	19
		2,566
	IT Consulting & Other Services — 0.50%
4,200	Acxiom Corp. (a)	60
1,951	CACI International, Inc., Class - A (a)	120
3,867	CIBER, Inc. (a)	26
1,128	Computer Task Group, Inc. (a)	15
900	Forrester Research, Inc.	34
1,550	iGATE Corp.	29
977	Integral Systems, Inc. (a)	12
4,000	Lionbridge Technologies, Inc. (a)	14
1,411	ManTech International Corp., Class - A (a)	60
1,100	MAXIMUS, Inc.	89
400	NCI, Inc., Class - A (a)	10
1,350	RightNow Technologies, Inc. (a)	42
6,400	Sapient Corp. (a)	73
2,810	SRA International, Inc., Class - A (a)	80
5,600	Syntel, Inc.	292
2,073	The Hackett Group, Inc. (a)	8
634	Tier Technologies, Inc., Class - B (a)	3
2,781	Unisys Corp. (a)	87
778	Virtusa Corp. (a)	15
		1,069
	Leisure Facilities — 0.10%
2,617	Life Time Fitness, Inc. (a)	98
886	Speedway Motorsports, Inc.	14
2,335	Vail Resorts, Inc. (a)	114
		226
	Leisure Products — 0.46%
800	Arctic Cat, Inc. (a)	12
5,500	Brunswick Corp.	140
19,715	Callaway Golf Co.	134
12,214	JAKKS Pacific, Inc. (a)	236
300	Johnson Outdoors, Inc., Class - A (a)	5
48,280	Leapfrog Enterprises, Inc. (a)	209
700	Marine Products Corp. (a)	6
1,900	Polaris Industries, Inc.	165

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
1,284	RC2 Corp. (a)	$36
3,800	Smith & Wesson Holding Corp. (a)	14
277	Steinway Musical Instruments, Inc. (a)	6
1,200	Sturm, Ruger & Co., Inc.	28
800	Summer Infant, Inc. (a)	6
		997
	Life & Health Insurance — 1.86%
96,716	American Equity Investment Life Holding Co.	1,269
2,536	Citizens, Inc. (a)	19
100,423	CNO Financial Group, Inc. (a)	754
38,196	Delphi Financial Group, Inc., Class - A	1,173
874	FBL Financial Group, Inc., Class - A	27
290	Kansas City Life Insurance Co.	9
143	National Western Life Insurance Co., Class - A	23
1,306	Presidential Life Corp.	13
27,325	Primerica, Inc.	697
7,034	The Phoenix Cos., Inc. (a)	19
		4,003
	Life Sciences Tools & Services — 1.11%
4,402	Affymetrix, Inc. (a)	23
1,608	Albany Molecular Research, Inc. (a)	7
36,116	Bruker Corp. (a)	753
3,000	Caliper Life Sciences, Inc. (a)	20
2,044	Cambrex Corp. (a)	11
1,100	Dionex Corp. (a)	130
2,000	Enzo Biochem, Inc. (a)	8
3,100	eResearchTechnology, Inc. (a)	21
7,525	Exelixis, Inc. (a)	85
500	Furiex Pharmaceuticals, Inc. (a)	8
5,952	Illumina, Inc. (a)	417
811	Kendle International, Inc. (a)	9
16,308	Luminex Corp. (a)	306
2,200	Medivation, Inc. (a)	41
900	Pacific Biosciences of California, Inc. (a)	13
3,600	PAREXEL International Corp. (a)	90
5,743	Pharmaceutical Product Development, Inc.	159
2,400	PURE Bioscience, Inc. (a)	4
12,243	QIAGEN NV (a)	246
5,600	Sequenom, Inc. (a)	35
		2,386
	Managed Health Care — 0.38%
600	America Service Group, Inc.	15
3,300	AMERIGROUP Corp. (a)	212
3,196	Centene Corp. (a)	106
3,799	HealthSpring, Inc. (a)	142
2,167	Magellan Health Services, Inc. (a)	106
2,700	Metropolitan Health Networks, Inc. (a)	13
1,006	Molina Heathcare, Inc. (a)	40
1,269	Triple-S Management Corp., Class - B (a)	26
2,047	Universal American Corp.	47
2,755	WellCare Health Plans, Inc. (a)	116
		823
	Marine — 0.36%
9,171	Alexander & Baldwin, Inc.	419
1,100	Baltic Trading Ltd.	10
3,915	Eagle Bulk Shipping, Inc. (a)	14
2,700	Excel Maritime Carriers Ltd. (a)	12
1,812	Genco Shipping & Trading Ltd. (a)	19
1,985	Horizon Lines, Inc., Class - A	2
363	International Shipholding Corp.	9
2,723	Kirby Corp. (a)	156
1,700	Overseas Shipholding Group, Inc.	55
2,999	Ship Finance International Ltd.	62
1,633	Ultrapetrol Bahamas Ltd. (a)	8
		766
	Marine Ports & Services — 0.01%
715	CAI International, Inc. (a)	19

	Metal & Glass Containers — 0.89%
306	AEP Industries, Inc. (a)	9
9,812	AptarGroup, Inc.	492
32,441	Crown Holdings, Inc. (a)	1,252
1,100	Graham Packaging Co., Inc. (a)	19
2,334	Myers Industries, Inc.	23
3,225	Silgan Holdings, Inc.	123
		1,918
	Mortgage Real Estate Investment Trusts — 1.15%
8,118	American Capital Agency Corp.	237
25,848	Annaly Capital Management, Inc.	451
7,736	Anworth Mortgage Asset Corp.	55
1,091	Apollo Commercial Real Estate Finance, Inc.	18
4,696	Capstead Mortgage Corp.	60
52,850	Chimera Investment Corp.	210
1,074	Colony Financial, Inc.	20
827	CreXus Investment Corp.	9
4,558	Cypress Sharpridge Investments, Inc.	58
2,324	Dynex Capital, Inc.	23
4,727	Hatteras Financial Corp.	133
4,671	Invesco Mortgage Capital, Inc.	102
6,257	iStar Financial, Inc. (a)	57
22,558	MFA Financial, Inc.	185
4,300	Newcastle Investment Corp. (a)	26
4,640	NorthStar Realty Finance Corp.	25
1,777	Pennymac Mortgage Investment Trust	33
6,086	RAIT Financial Trust	15
35,310	Redwood Trust, Inc.	549
3,491	Resource Capital Corp.	23
4,722	Starwood Property Trust, Inc.	105
4,511	Two Harbors Investment Corp.	47
1,600	Walter Investment Management Corp.	26
		2,467
	Movies & Entertainment — 0.15%
959	Ascent Media Corp., Class - A (a)	47
1,000	Ballantyne Strong, Inc. (a)	7
645	Carmike Cinemas, Inc. (a)	5
3,712	Cinemark Holdings, Inc.	72
3,200	CKX, Inc. (a)	13
4,500	Lions Gate Entertainment Corp. (a)	28
9,165	Live Nation, Inc. (a)	92
690	LodgeNet Interactive Corp. (a)	2
600	Rentrak Corp. (a)	16
3,100	Warner Music Group Corp. (a)	21
1,558	World Wrestling Entertainment, Inc., Class - A	20
		323
	Multi-line Insurance — 0.26%
14,759	American Financial Group, Inc.	517
2,568	Horace Mann Educators Corp.	43
		560
See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Sector Holdings — 0.12%
2,352	Compass Diversified Holdings, Inc.	$35
7,407	PICO Holdings, Inc. (a)	222
		257
	Multi-Utilities — 0.88%
18,855	Black Hills Corp.	631
1,012	CH Energy Group, Inc.	51
2,357	NorthWestern Corp.	71
76,114	PNM Resources, Inc.	1,136
		1,889
	Office Real Estate Investment Trusts — 0.75%
6,355	Alexandria Real Estate Equities, Inc.	496
8,581	BioMed Realty Trust, Inc.	163
12,013	Corporate Office Properties	434
4,510	Franklin Street Properties Corp.	64
1,841	Government Properties Income Trust	50
4,663	Highwoods Properties, Inc.	163
3,538	Kilroy Realty Corp.	137
7,072	Lexington Realty Trust	66
1,435	Mission West Properties, Inc.	9
3,300	MPG Office Trust, Inc. (a)	12
1,410	Parkway Properties, Inc.	24
		1,618
	Office Services & Supplies — 0.69%
3,570	ACCO Brands Corp. (a)	34
61,609	American Reprographics Co. (a)	638
2,200	APAC Customer Services, Inc. (a)	13
13,691	Herman Miller, Inc.	376
2,800	HNI Corp.	88
3,000	Knoll, Inc.	63
1,645	Mine Safety Appliances Co.	60
5,011	Steelcase, Inc., Class - A	57
2,700	Sykes Enterprises, Inc. (a)	54
1,447	United Stationers, Inc.	103
		1,486
	Oil & Gas Drilling — 0.75%
9,798	Atwood Oceanics, Inc. (a)	455
7,353	Hercules Offshore, Inc. (a)	49
6,730	Noble Corp.	307
7,507	Parker Drilling Co. (a)	52
3,361	Pioneer Drilling Co. (a)	46
777	Union Drilling, Inc. (a)	8
10,844	Unit Corp. (a)	672
10,328	Vantage Drilling Co. (a)	18
		1,607
	Oil & Gas Equipment & Services — 1.47%
400	Amyris, Inc. (a)	11
1,561	Basic Energy Services, Inc. (a)	40
2,341	Bristow Group, Inc. (a)	111
6,021	Cal Dive International, Inc. (a)	42
1,150	CARBO Ceramics, Inc.	162
5,075	Complete Production Services, Inc. (a)	161
3,202	Core Laboratories NV	327
8,791	Dril-Quip, Inc. (a)	695
500	Global Geophysical Services, Inc. (a)	7
6,791	Global Industries Ltd. (a)	67
923	Gulf Island Fabrication, Inc.	30
1,516	GulfMark Offshore, Inc., Class - A (a)	68
6,811	Helix Energy Solutions Group, Inc. (a)	117
1,472	Hornbeck Offshore Services, Inc. (a)	45
7,900	ION Geophysical Corp. (a)	100
8,129	Key Energy Services, Inc. (a)	126
1,800	Lufkin Industries, Inc.	168
1,528	Matrix Service Co. (a)	21
751	Natural Gas Services Group, Inc. (a)	13
5,291	Newpark Resources, Inc. (a)	42
200	OYO Geospace Corp. (a)	20
889	PHI, Inc. (a)	20
246	RigNet, Inc. (a)	4
2,750	RPC, Inc.	70
13,040	Superior Energy Services, Inc. (a)	535
1,966	Tesco Corp. (a)	43
4,992	TETRA Technologies, Inc. (a)	77
3,300	Willbros Group, Inc. (a)	36
		3,158
	Oil & Gas Exploration & Production — 2.12%
26,200	Abraxas Petroleum Corp. (a)	153
600	Apco Oil & Gas International, Inc.	51
1,124	Approach Resources, Inc. (a)	38
2,886	ATP Oil & Gas Corp. (a)	52
3,371	Berry Petroleum Co., Class - A	170
9,231	Bill Barrett Corp. (a)	368
6,677	BPZ Resources, Inc. (a)	35
7,200	Brigham Exploration Co. (a)	268
6,393	Cabot Oil & Gas Corp.	339
1,900	Callon Petroleum Co. (a)	15
3,300	CAMAC Energy, Inc. (a)	5
2,000	Carrizo Oil & Gas, Inc. (a)	74
378	Clayton Williams Energy, Inc. (a)	40
736	Contango Oil & Gas Co.	47
33	Contango ORE, Inc. (a)	1
5,204	Continental Resources, Inc. (a)	372
12,778	Delta Petroleum Corp. (a)	12
10,400	Denbury Resources, Inc. (a)	254
1,357	Endeavour International Corp. (a)	17
1,884	Energy Partners Ltd. (a)	34
4,400	Energy XXI (Bermuda) Ltd. (a)	150
1,000	Evolution Petroleum Corp. (a)	8
2,600	FX Energy, Inc. (a)	22
3,900	Gastar Exploration Ltd. (a)	19
1,061	GeoResources, Inc. (a)	33
3,460	GMX Resources, Inc. (a)	21
1,636	Goodrich Petroleum Corp. (a)	36
1,700	Gulfport Energy Corp. (a)	61
2,091	Harvest Natural Resources, Inc. (a)	32
1,200	Houston American Energy Corp.	18
11,100	Kodiak Oil & Gas Corp. (a)	74
3,500	Magnum Hunter Resources Corp. (a)	30
5,900	McMoRan Exploration Co. (a)	104
1,200	Miller Petroleum, Inc. (a)	6
3,400	Northern Oil & Gas, Inc. (a)	91
3,100	Oasis Petroleum, Inc. (a)	98
500	Panhandle Oil & Gas, Inc., Class - A	16
3,036	Penn Virginia Corp.	51
1,555	Petroleum Development Corp. (a)	75
3,493	PetroQuest Energy, Inc. (a)	33
3,500	RAM Energy Resources, Inc. (a)	7
2,400	Resolute Energy Corp. (a)	44
3,257	Rosetta Resources, Inc. (a)	155
2,823	Stone Energy Corp. (a)	94
18,626	Swift Energy Co. (a)	795
8,700	TransAtlantic Petroleum Ltd. (a)	27
3,614	VAALCO Energy, Inc. (a)	28
1,319	Venoco, Inc. (a)	23
2,232	W&T Offshore, Inc.	51

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Exploration & Production (continued)
4,735	Warren Resources, Inc. (a)	$24
		4,571
	Oil & Gas Refining & Marketing — 0.70%
561	Alon USA Energy, Inc.	8
2,800	Clean Energy Fuels Corp. (a)	46
2,063	CVR Energy, Inc. (a)	48
889	Delek US Holdings, Inc.	12
1,101	Green Plains Renewable Energy, Inc. (a)	13
14,400	Rentech, Inc. (a)	18
24,123	Rex Energy Corp. (a)	281
4,700	Syntroleum Corp. (a)	11
3,208	Western Refining, Inc. (a)	54
24,843	World Fuel Services Corp.	1,009
		1,500
	Oil & Gas Storage & Transportation — 0.40%
3,351	Cheniere Energy, Inc. (a)	31
2,749	Crosstex Energy, Inc.	28
3,313	DHT Maritime, Inc.	16
5,330	General Maritime Corp.	11
2,389	Golar LNG Ltd.	61
1,638	Knightsbridge Tankers Ltd.	41
3,131	Nordic American Tanker Shipping Ltd.	78
1,000	Scorpio Tankers, Inc. (a)	10
18,164	Southern Union Co.	520
998	Targa Resources Corp.	36
2,500	Teekay Tankers Ltd., Class - A	26
		858
	Packaged Foods & Meats — 0.46%
3,180	B&G Foods, Inc., Class - A	60
900	Cal-Maine Foods, Inc.	27
700	Calavo Growers, Inc.	15
2,947	Chiquita Brands International, Inc. (a)	45
1,300	Diamond Foods, Inc.	72
2,428	Dole Food Co., Inc. (a)	33
375	Farmer Brothers Co.	4
701	Harbinger Group, Inc. (a)	4
834	Imperial Sugar Co.	11
800	J&J Snack Foods Corp.	38
500	John B. Sanfilippo & Son, Inc. (a)	6
1,200	Lancaster Colony Corp.	73
400	Lifeway Foods, Inc. (a)	4
3,400	Pilgrim's Pride Corp. (a)	26
1,400	Sanderson Farms, Inc.	64
546	Seneca Foods Corp., Class - A (a)	16
4,371	Smart Balance, Inc. (a)	20
6,841	Smithfield Foods, Inc. (a)	165
1,600	Snyders-Lance, Inc.	32
1,300	Synutra International, Inc. (a)	15
2,758	The Hain Celestial Group, Inc. (a)	89
1,648	Tootsie Roll Industries, Inc.	47
2,286	TreeHouse Foods, Inc. (a)	130
		996
	Paper Packaging — 0.22%
4,791	Boise, Inc.	44
7,199	Graphic Packaging Holding Co. (a)	39
7,597	Packaging Corp. of America	219
2,447	Rock-Tenn Co., Class - A	170
		472
	Paper Products — 0.23%
2,556	Buckeye Technologies, Inc.	70
695	Clearwater Paper Corp. (a)	56
2,463	KapStone Paper & Packaging Corp. (a)	42
9,049	Neenah Paper, Inc.	199
3,019	P.H. Glatfelter Co.	40
1,100	Schweitzer-Mauduit International, Inc.	56
1,100	Verso Paper Corp. (a)	6
3,285	Wausau Paper Corp.	25
		494
	Personal Products — 0.12%
1,608	Elizabeth Arden, Inc. (a)	48
900	Inter Parfums, Inc.	17
900	Medifast, Inc. (a)	18
500	Nature's Sunshine Products, Inc. (a)	5
3,100	Nu Skin Enterprises, Inc., Class - A	89
555	Nutraceutical International Corp. (a)	8
2,724	Prestige Brands Holdings, Inc. (a)	31
658	Revlon, Inc., Class - A (a)	10
545	Schiff Nutrition International, Inc.	5
1,200	The Female Health Co.	6
400	USANA Health Sciences, Inc. (a)	14
		251
	Pharmaceuticals — 0.70%
300	Aegerion Pharmaceuticals, Inc. (a)	5
3,700	Akorn, Inc. (a)	21
2,500	Alexza Pharmaceuticals, Inc. (a)	4
1,700	Aoxing Pharmaceutical Co., Inc. (a)	4
2,600	Auxilium Pharmaceuticals, Inc. (a)	56
6,100	AVANIR Pharmaceuticals, Inc., Class - A (a)	25
1,700	Cadence Pharmaceuticals, Inc. (a)	16
485	Caraco Pharmaceutical Laboratories, Inc. (a)	2
1,900	Corcept Therapeutics, Inc. (a)	8
500	Cornerstone Therapeutics, Inc. (a)	3
900	Cumberland Pharmaceuticals, Inc. (a)	5
3,200	DepoMed, Inc. (a)	32
5,800	Durect Corp. (a)	21
651	Hi-Tech Pharmacal Co., Inc. (a)	13
4,000	Impax Laboratories, Inc. (a)	102
3,800	Inspire Pharmaceuticals, Inc. (a)	15
900	Jazz Pharmaceuticals, Inc. (a)	29
400	Lannett Co, Inc. (a)	2
1,000	MAP Pharmaceuticals, Inc. (a)	14
3,978	Medicis Pharmaceutical Corp., Class - A	127
25,438	Nektar Therapeutics (a)	241
2,800	NeoStem, Inc. (a)	5
1,200	Obagi Medical Products, Inc. (a)	15
2,200	Optimer Pharmaceuticals, Inc. (a)	26
2,400	Pain Therapeutics, Inc. (a)	23
2,271	Par Pharmaceutical Cos., Inc. (a)	71
2,651	Perrigo Co.	211
1,800	POZEN, Inc. (a)	10
3,500	Questcor Pharmaceuticals, Inc. (a)	50
3,500	Salix Pharmaceuticals Ltd. (a)	123
3,600	Santarus, Inc. (a)	12
2,000	Somaxon Pharmaceuticals, Inc. (a)	6
800	Sucampo Pharmaceuticals, Inc., Class - A (a)	3
3,618	SuperGen, Inc. (a)	11
3,394	The Medicines Co. (a)	55
5,160	ViroPharma, Inc. (a)	103
5,100	VIVUS, Inc. (a)	31
1,800	XenoPort, Inc. (a)	11
		1,511

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Photographic Products — 0.03%
17,100	Eastman Kodak Co. (a)	$55

	Precious Metals & Minerals — 0.27%
5,762	Coeur d'Alene Mines Corp. (a)	201
34,585	Hecla Mining Co. (a)	314
2,800	Stillwater Mining Co. (a)	64
		579
	Property & Casualty Insurance — 2.50%
2,887	Alleghany Corp. (a)	955
666	American Safety Insurance Holdings Ltd. (a)	14
1,301	Amerisafe, Inc. (a)	29
1,406	AmTrust Financial Services, Inc.	27
41,889	Argo Group International Holdings Ltd.	1,384
553	Baldwin & Lyons, Inc., Class - B	13
1,137	CNA Surety Corp. (a)	29
831	Donegal Group, Inc., Class - A	11
356	EMC Insurance Group, Inc.	9
2,553	Employers Holdings, Inc.	53
63,800	First American Financial Corp.	1,053
559	FPIC Insurance Group, Inc. (a)	21
25,408	Global Indemnity PLC (a)	558
536	Hallmark Financial Services, Inc. (a)	5
724	Harleysville Group, Inc.	24
2,486	Hilltop Holdings, Inc. (a)	25
772	Infinity Property & Casualty Corp.	46
3,615	Meadowbrook Insurance Group, Inc.	37
404	National Interstate Corp.	8
2,006	ProAssurance Corp. (a)	127
1,169	RLI Corp.	67
792	Safety Insurance Group, Inc.	37
1,471	SeaBright Insurance Holdings, Inc.	15
3,448	Selective Insurance Group, Inc.	60
931	State Auto Financial Corp.	17
20,743	Stewart Information Services Corp.	217
770	The Navigators Group, Inc. (a)	40
2,392	Tower Group, Inc.	58
1,418	United Fire & Casualty Co.	29
1,158	Universal Insurance Holdings, Inc.	6
12,951	W.R. Berkley Corp.	417
		5,391
	Publishing — 0.54%
1,200	AH Belo Corp., Class - A (a)	10
2,900	Dex One Corp. (a)	14
2,198	Journal Communications, Inc., Class - A (a)	13
3,100	Lee Enterprises, Inc. (a)	8
1,800	Martha Stewart Living Omnimedia, Inc., Class - A (a)	7
1,200	Media General, Inc., Class - A (a)	8
540	PRIMEDIA, Inc.	3
1,692	Scholastic Corp.	46
900	SuperMedia, Inc. (a)	6
1,941	The E.W. Scripps Co., Class - A (a)	19
4,000	The McClatchy Co., Class - A (a)	14
35,125	Valassis Communications, Inc. (a)	1,023
		1,171
	Railroads — 0.18%
2,400	Genesee & Wyoming, Inc., Class - A (a)	140
3,888	Kansas City Southern Industries, Inc. (a)	212
1,554	RailAmerica, Inc. (a)	26
		378
	Real Estate Development — 0.03%
608	Avatar Holdings, Inc. (a)	12
2,376	Forestar Group, Inc. (a)	45
		57
	Real Estate Operating Companies — 0.30%
1,000	Hudson Pacific Properties, Inc.	15
21,600	MI Developments, Inc., Class - A	626
2,400	Thomas Properties Group, Inc. (a)	8
		649
	Real Estate Services — 0.01%
1,300	Kennedy-Wilson Holdings, Inc. (a)	14

	Regional Banks — 5.16%
1,011	1st Source Corp.	20
1,500	1st United Bancorp, Inc. (a)	11
290	Alliance Financial Corp.	10
400	American National Bankshares, Inc.	9
1,473	Ameris Bancorp (a)	15
576	Ames National Corp.	11
594	Arrow Financial Corp.	15
449	BancFirst Corp.	19
278	Bancorp Rhode Island, Inc.	9
380	Bank of Marin Bancorp	14
823	Bank of the Ozarks, Inc.	36
5,109	Boston Private Financial Holdings, Inc.	36
380	Bridge Bancorp, Inc.	9
622	Bryn Mawr Bank Corp.	13
545	Camden National Corp.	19
789	Capital City Bank Group, Inc.	10
88,864	CapitalSource, Inc.	626
2,020	Cardinal Financial Corp.	24
5,078	Cathay General Bancorp	87
2,400	Center Financial Corp. (a)	18
1,583	Centerstate Banks, Inc.	11
278	Century Bancorp, Inc., Class - A	7
17,065	Chemical Financial Corp.	340
796	Citizens & Northern Corp.	13
26,495	Citizens Republic Bancorp, Inc. (a)	24
997	City Holding Co.	35
843	CNB Financial Corp.	12
1,839	CoBiz Financial, Inc.	13
19,135	Columbia Banking System, Inc.	367
2,211	Community Bank System, Inc.	54
934	Community Trust Bancorp, Inc.	26
13,154	Cullen/Frost Bankers, Inc.	776
6,060	CVB Financial Corp.	56
1,024	Eagle Bancorp, Inc. (a)	14
1,040	Enterprise Financial Services Corp.	15
7,855	F.N.B. Corp.	83
734	Financial Institutions, Inc.	13
983	First Bancorp North Carolina	13
637	First Bancorp, Inc. Maine	10
1,527	First BanCorp. (a)	8
3,987	First Busey Corp.	20
6,826	First Commonwealth Financial Corp.	47
1,034	First Community Bancshares, Inc.	15
3,853	First Financial Bancorp	64
1,358	First Financial Bankshares, Inc.	70
720	First Financial Corp.	24
900	First Interstate BancSystem, Inc.	12
1,712	First Merchants Corp.	14
26,050	First Midwest Bancorp, Inc.	307
432	First South Bancorp, Inc.	2
7,047	FirstMerit Corp.	120
739	German American Bancorp, Inc.	13

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
4,775	Glacier Bancorp, Inc.	$72
742	Great Southern Bancorp, Inc.	16
800	Green Bankshares, Inc. (a)	2
2,281	Hancock Holding Co.	75
7,000	Hanmi Financial Corp. (a)	9
855	Heartland Financial USA, Inc.	15
888	Heritage Financial Corp. (a)	13
601	Home Bancorp, Inc. (a)	9
1,515	Home Bancshares, Inc.	34
880	Hudson Valley Holding Corp.	19
10,643	IBERIABANK Corp.	640
1,447	Independent Bank Corp.	39
3,499	International Bancshares Corp.	64
3,342	Investors Bancorp, Inc. (a)	50
1,376	Lakeland Bancorp, Inc.	14
1,000	Lakeland Financial Corp.	23
1,347	MainSource Financial Group, Inc.	14
3,449	MB Financial, Inc.	72
352	Merchants Bancshares, Inc.	9
975	Metro Bancorp, Inc. (a)	12
459	MidSouth Bancorp, Inc.	7
500	MidWestOne Financial Group, Inc.	7
106,417	Nara Bancorp, Inc. (a)	1,024
477	National Bankshares, Inc.	14
187,181	National Penn Bancshares, Inc.	1,449
2,326	NBT Bancorp, Inc.	53
1,132	Northfield Bancorp, Inc.	16
6,286	Old National Bancorp	67
700	OmniAmerican Bancorp, Inc. (a)	11
3,133	Oriental Financial Group, Inc.	39
437	Orrstown Financial Services, Inc.	12
1,310	Pacific Continental Corp.	13
1,980	PacWest Bancorp	43
824	Park National Corp.	55
562	Peapack-Gladstone Financial Corp.	7
232	Penns Woods Bancorp, Inc.	9
690	Peoples Bancorp, Inc.	8
2,104	Pinnacle Financial Partners, Inc. (a)	35
232	Porter Bancorp, Inc.	2
3,409	PrivateBancorp, Inc.	52
3,022	Prosperity Bancshares, Inc.	129
1,579	Renasant Corp.	27
634	Republic Bancorp, Inc., Class - A	12
1,612	S&T Bancorp, Inc.	35
781	S.Y. Bancorp, Inc.	20
1,559	Sandy Spring Bancorp, Inc.	29
899	SCBT Financial Corp.	30
860	Sierra Bancorp	10
2,500	Signature Bank (a)	141
1,145	Simmons First National Corp., Class - A	31
1,119	Southside Bancshares, Inc.	24
1,125	Southwest Bancorp, Inc. (a)	16
1,120	State Bancorp, Inc.	12
1,543	StellarOne Corp.	22
1,623	Sterling Bancorp	16
5,974	Sterling Bancshares, Inc.	51
712	Suffolk Bancorp	15
8,449	Susquehanna Bancshares, Inc.	79
2,719	SVB Financial Group (a)	155
700	Taylor Capital Group, Inc. (a)	7
25,484	TCF Financial Corp.	404
2,422	Texas Capital Bancshares, Inc. (a)	63
1,544	The Bancorp, Inc. (a)	14
443	The First of Long Island Corp.	12
497	Tompkins Financial Corp.	21
531	Tower Bancorp, Inc.	12
1,543	TowneBank	24
934	TriCo Bancshares	15
4,206	Trustmark Corp.	99
2,040	UMB Financial Corp.	76
7,621	Umpqua Holdings Corp.	87
1,270	Union First Market Bankshares Corp.	14
2,536	United Bankshares, Inc.	67
6,521	United Community Banks, Inc. (a)	15
1,136	Univest Corp. of Pennsylvania	20
1,400	Virginia Commerce Bancorp, Inc. (a)	8
1,012	Washington Banking Co.	14
935	Washington Trust Bancorp, Inc.	22
54,840	Webster Financial Corp.	1,175
1,499	WesBanco, Inc.	31
891	West Bancorp	7
6,500	West Coast Bancorp (a)	23
1,869	Westamerica Bancorp	96
4,455	Western Alliance Bancorp (a)	37
6,200	Whitney Holding Corp.	84
1,298	Wilshire Bancorp, Inc. (a)	6
2,239	Wintrust Financial Corp.	82
		11,122
	Reinsurance — 0.35%
5,514	Alterra Capital Holdings Ltd.	123
428	Enstar Group Ltd. (a)	43
3,514	Everest Re Group Ltd.	310
2,964	Flagstone Reinsurance Holdings SA	27
100	Gerova Financial Group Ltd. (a)	—
1,879	Greenlight Capital Re Ltd., Class - A (a)	53
3,088	Maiden Holdings Ltd.	23
4,052	Montpelier Re Holdings Ltd.	72
2,450	Platinum Underwriters Holdings Ltd.	93
		744
	Research and Consulting Services — 0.29%
2,100	Acacia Research Corp./Acacia Technologies LLC (a)	72
2,300	CBIZ, Inc. (a)	17
1,300	CoStar Group, Inc. (a)	81
732	CRA International, Inc. (a)	21
1,700	Duff & Phelps Corp., Class - A	27
852	Exponent, Inc. (a)	38
900	Franklin Covey Co. (a)	8
1,312	Hill International, Inc. (a)	7
1,400	Huron Consulting Group, Inc. (a)	39
1,200	ICF International, Inc. (a)	25
1,500	LECG Corp. (a)	—
1,000	Mistras Group, Inc. (a)	17
3,500	Navigant Consulting, Inc. (a)	35
2,900	Resources Connection, Inc.	56
1,326	School Specialty, Inc. (a)	19
900	The Advisory Board Co. (a)	46
2,100	The Corporate Executive Board Co.	85
2,100	The Dolan Co. (a)	26
266	VSE Corp.	8
		627
	Residential Real Estate Investment Trusts — 0.76%
4,229	American Campus Communities, Inc.	140
2,681	Associated Estates Realty Corp.	43
4,843	Education Realty Trust, Inc.	39
1,656	Equity Lifestyle Properties, Inc.	95

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Residential Real Estate Investment Trusts (continued)
2,396	Home Properties, Inc.	$141
15,563	Mid-America Apartment Communities, Inc.	999
3,166	Post Properties, Inc.	124
1,265	Sun Communities, Inc.	45
590	UMH Properties, Inc.	6
		1,632
	Restaurants — 0.58%
1,733	AFC Enterprises, Inc. (a)	26
406	Biglari Holdings, Inc. (a)	172
1,400	BJ's Restaurant, Inc. (a)	55
1,975	Bob Evans Farms, Inc.	64
700	Bravo Brio Restaurant Group, Inc. (a)	12
1,100	Buffalo Wild Wings, Inc. (a)	60
1,200	California Pizza Kitchen, Inc. (a)	20
500	Caribou Coffee Co., Inc. (a)	5
900	Carrols Restaurant Group, Inc. (a)	8
1,300	CEC Entertainment, Inc.	49
1,525	Cracker Barrel Old Country Store, Inc.	75
6,100	Denny's Corp. (a)	25
1,100	DineEquity, Inc. (a)	61
2,489	Domino's Pizza, Inc. (a)	46
400	Einstein Noah Restaurant Group, Inc.	7
3,300	Jack in the Box, Inc. (a)	75
4,100	Jamba, Inc. (a)	9
3,600	Krispy Kreme Doughnuts, Inc. (a)	25
1,094	McCormick & Schmick's Seafood Restaurants, Inc. (a)	8
1,191	O'Charley's, Inc. (a)	7
1,400	P.F. Chang's China Bistro, Inc.	65
1,291	Papa John's International, Inc. (a)	41
700	Peet's Coffee & Tea, Inc. (a)	34
1,016	Red Robin Gourmet Burgers, Inc. (a)	27
4,296	Ruby Tuesday, Inc. (a)	56
2,000	Ruth's Hospitality Group, Inc. (a)	10
3,800	Sonic Corp. (a)	35
3,650	Texas Roadhouse, Inc., Class - A	62
3,800	The Cheesecake Factory, Inc. (a)	114
		1,253
	Retail Real Estate Investment Trusts — 0.42%
2,547	Acadia Realty Trust	48
496	Agree Realty Corp.	11
147	Alexander's, Inc.	60
9,017	CBL & Associates Properties, Inc.	157
3,724	Cedar Shopping Centers, Inc.	23
2,514	Equity One, Inc.	47
1,360	Getty Realty Corp.	31
6,506	Glimcher Realty Trust	60
4,846	Inland Real Estate Corp.	46
3,767	Kite Realty Group Trust	20
5,476	National Retail Properties, Inc.	143
3,681	Pennsylvania Real Estate Investment Trust	53
2,471	Ramco-Gershenson Properties Trust	31
456	Saul Centers, Inc.	20
5,140	Tanger Factory Outlet Centers, Inc.	135
1,531	Urstadt Biddle Properties, Inc., Class - A	29
		914
	Security & Alarm Services — 0.12%
1,407	GeoEye, Inc. (a)	58
3,000	The Brink's Co.	99
3,884	The Geo Group, Inc. (a)	100
		257
	Semiconductor Equipment — 1.20%
2,462	Advanced Energy Industries, Inc. (a)	40
6,700	Amkor Technologies, Inc. (a)	45
13,051	ATMI, Inc. (a)	246
6,600	Axcelis Technologies, Inc. (a)	18
2,200	AXT, Inc. (a)	16
4,221	Brooks Automation, Inc. (a)	58
7,532	Cabot Microelectronics Corp. (a)	394
1,605	Cohu, Inc.	25
10,392	Cymer, Inc. (a)	588
8,144	Entegris, Inc. (a)	71
2,411	FEI Co. (a)	81
3,412	FormFactor, Inc. (a)	35
2,600	FSI International, Inc. (a)	11
3,300	GT Solar International, Inc. (a)	35
1,300	Ikanos Communications, Inc. (a)	2
4,400	Kulicke & Soffa Industries, Inc. (a)	41
3,100	LTX-Credence Corp. (a)	28
3,400	Mattson Technology, Inc. (a)	8
13,400	MEMC Electronic Materials, Inc. (a)	174
3,197	MKS Instruments, Inc.	107
1,100	Nanometrics, Inc. (a)	20
3,100	Oclaro, Inc. (a)	36
1,600	PDF Solutions, Inc. (a)	11
3,701	Photronics, Inc. (a)	33
1,000	Rubicon Technology, Inc. (a)	28
1,931	Rudolph Technologies, Inc. (a)	21
3,280	Tessera Technologies, Inc. (a)	60
1,300	Ultra Clean Holdings, Inc. (a)	13
1,500	Ultratech, Inc. (a)	44
6,000	Veeco Instruments, Inc. (a)	305
		2,594
	Semiconductors — 4.94%
2,400	Advanced Analogic Technologies, Inc. (a)	9
300	Alpha & Omega Semiconductor Ltd. (a)	4
8,544	Altera Corp.	376
4,179	ANADIGICS, Inc. (a)	19
4,100	Applied Micro Circuits Corp. (a)	42
9,184	Cavium Networks, Inc. (a)	413
1,212	CEVA, Inc. (a)	32
4,300	Cirrus Logic, Inc. (a)	90
5,600	Conexant Systems, Inc. (a)	13
17,531	Cypress Semiconductor Corp. (a)	340
30,100	Diodes, Inc. (a)	1,025
1,642	DSP Group, Inc. (a)	13
4,100	Entropic Communications, Inc. (a)	35
2,216	Evergreen Solar, Inc. (a)	3
2,135	Exar Corp. (a)	13
9,896	Fairchild Semiconductor International, Inc. (a)	180
1,399	GSI Technology, Inc. (a)	13
3,701	Hittite Microwave Corp. (a)	236
500	Inphi Corp. (a)	10
42,249	Integrated Device Technology, Inc. (a)	311
1,600	Integrated Silicon Solution, Inc. (a)	15
20,989	International Rectifier Corp. (a)	694
1,391	IXYS Corp. (a)	19
4,600	Kopin Corp. (a)	21
7,400	Lattice Semiconductor Corp. (a)	44
13,852	Maxim Integrated Products, Inc.	355
500	MaxLinear, Inc., Class - A (a)	4
3,200	Micrel, Inc.	43
16,866	Microsemi Corp. (a)	349
2,100	Mindspeed Technologies, Inc. (a)	18
19,440	MIPS Technologies, Inc. (a)	204

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors (continued)
25,930	Monolithic Power Systems, Inc. (a)	$368
1,900	MoSys, Inc. (a)	11
10,765	National Semiconductor Corp.	154
3,900	NetLogic Microsystems, Inc. (a)	164
300	NVE Corp. (a)	17
11,114	OmniVision Technologies, Inc. (a)	395
4,700	ON Semiconductor Corp. (a)	46
1,323	Pericom Semiconductor Corp. (a)	14
2,500	PLX Technology, Inc. (a)	9
22,916	PMC-Sierra, Inc. (a)	172
2,800	Power Integrations, Inc.	107
68,800	RF Micro Devices, Inc. (a)	441
22,232	Semtech Corp. (a)	556
2,157	Sigma Designs, Inc. (a)	28
4,889	Silicon Image, Inc. (a)	44
4,553	Silicon Laboratories, Inc. (a)	197
47,072	Skyworks Solutions, Inc. (a)	1,526
900	Spansion, Inc., Class - A (a)	17
1,424	Standard Microsystems Corp. (a)	35
600	Supertex, Inc. (a)	13
4,290	Trident Microsystems, Inc. (a)	5
18,412	TriQuint Semiconductor, Inc. (a)	238
1,600	Volterra Semiconductor Corp. (a)	40
106,069	Zoran Corp. (a)	1,102
		10,642
	Soft Drinks — 0.03%
200	Coca-Cola Bottling Co. Consolidated	13
5,400	Heckmann Corp. (a)	35
800	National Beverage Corp.	11
700	Primo Water Corp. (a)	9
		68
	Specialized Consumer Services — 0.53%
9,238	Coinstar, Inc. (a)	424
300	CPI Corp.	7
701	Mac-Gray Corp.	11
1,900	Matthews International Corp., Class - A	73
500	Pre-Paid Legal Services, Inc. (a)	33
3,817	Regis Corp.	68
8,344	Sotheby's	439
900	Steiner Leisure Ltd. (a)	42
5,522	Stewart Enterprises, Inc., Class - A	42
		1,139
	Specialized Finance — 0.88%
1,101	Asset Acceptance Capital Corp. (a)	6
700	ASTA Funding, Inc.	6
145	California First National Bancorp	2
926	Encore Capital Group, Inc. (a)	22
33,067	Fifth Street Finance Corp.	442
500	Life Partners Holdings, Inc.	4
1,700	MarketAxess Holdings, Inc.	41
600	Marlin Business Services Corp. (a)	7
1,124	Medallion Financial Corp.	10
5,300	Moody's Corp.	180
1,651	NewStar Financial, Inc. (a)	18
48,760	PHH Corp. (a)	1,062
1,000	Portfolio Recovery Associates, Inc. (a)	85
1,397	Primus Guaranty Ltd. (a)	7
600	THL Credit, Inc.	8
		1,900
	Specialized Real Estate Investment Trusts — 1.46%
3,013	Ashford Hospitality Trust	33
600	Chatham Lodging Trust	10
1,645	Chesapeake Lodging Trust	29
2,990	Cogdell Spencer, Inc.	18
109,374	DiamondRock Hospitality Co.	1,222
3,047	Entertainment Properties Trust	143
5,766	Extra Space Storage, Inc.	119
6,350	FelCor Lodging Trust, Inc. (a)	39
4,420	Healthcare Realty Trust, Inc.	100
8,947	Hersha Hospitality Trust	53
4,934	LaSalle Hotel Properties	133
1,926	LTC Properties, Inc.	55
7,233	Medical Properties Trust, Inc.	84
1,498	National Health Investors, Inc.	72
6,401	OMEGA Healthcare Investors, Inc.	143
2,500	Pebblebrook Hotel Trust	55
12,476	Potlatch Corp.	501
1,562	Sabra Health Care REIT, Inc.	27
1,816	Sovran Self Storage, Inc.	72
9,284	Strategic Hotels & Resorts, Inc. (a)	60
7,861	Sunstone Hotel Investors, Inc. (a)	80
6,102	U-Store-It Trust	64
758	Universal Health Realty Income Trust	31
		3,143
	Specialty Chemicals — 1.15%
5,784	A. Schulman, Inc.	143
8,502	Albemarle Corp.	508
8,974	Arch Chemicals, Inc.	373
1,800	Balchem Corp.	68
5,553	Ferro Corp. (a)	92
3,261	H.B. Fuller Co.	70
1,383	Innophos Holdings, Inc.	64
400	KMG Chemicals, Inc.	8
700	Kraton Performance Polymers, Inc. (a)	27
1,500	Landec Corp. (a)	10
5,040	Minerals Technologies, Inc.	345
1,997	OM Group, Inc. (a)	73
2,800	Omnova Solutions, Inc. (a)	22
5,926	PolyOne Corp.	84
651	Quaker Chemical Corp.	26
3,272	Rockwood Holdings, Inc. (a)	161
2,600	Senomyx, Inc. (a)	16
3,266	Sensient Technologies Corp.	117
500	Stepan Co.	36
4,740	W.R. Grace & Co. (a)	182
1,400	Zep, Inc.	24
1,884	Zoltek Cos., Inc. (a)	25
		2,474
	Specialty Stores — 0.70%
2,500	Barnes & Noble, Inc.	23
1,300	Big 5 Sporting Goods Corp.	15
491	Books-A-Million, Inc.	2
972	Build-A-Bear Workshop, Inc. (a)	6
2,699	Cabela's, Inc. (a)	68
1,080	Conn's, Inc. (a)	5
1,800	Hibbett Sports, Inc. (a)	64
1,500	MarineMax, Inc. (a)	15
5,651	OfficeMax, Inc. (a)	73
5,886	Sally Beauty Holdings, Inc. (a)	82
17,156	Tractor Supply Co.	1,027
1,900	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	91
1,000	Vitamin Shoppe, Inc. (a)	34
756	West Marine, Inc. (a)	8
100	Winmark Corp.	5
See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Stores (continued)
		$1,518
	Steel — 0.28%
1,123	A.M. Castle & Co. (a)	21
9,648	Carpenter Technology Corp.	412
741	Haynes International, Inc.	41
800	Metals USA Holdings Corp. (a)	13
621	Olympic Steel, Inc.	20
478	Universal Stainless & Alloy Products, Inc. (a)	16
3,512	Worthington Industries, Inc.	74
		597
	Systems Software — 0.81%
7,800	Ariba, Inc. (a)	266
2,700	CommVault Systems, Inc. (a)	108
1,300	DemandTec, Inc. (a)	17
1,100	FalconStor Software, Inc. (a)	5
2,600	Fortinet, Inc. (a)	114
1,150	NetSuite, Inc. (a)	34
800	OPNET Technologies, Inc.	31
24,000	Progress Software Corp. (a)	698
2,100	Radiant Systems, Inc. (a)	37
6,146	Rovi Corp. (a)	330
1,700	Sourcefire, Inc. (a)	47
3,100	TeleCommunication Systems, Inc., Class - A (a)	13
1,922	VASCO Data Security International, Inc. (a)	26
4,900	Wave Systems Corp., Class - A (a)	15
		1,741
	Technology Distributors — 1.29%
1,094	Agilysys, Inc. (a)	6
6,700	Brightpoint, Inc. (a)	73
1,075	Electro Rent Corp.	19
44,238	Insight Enterprises, Inc. (a)	753
701	PC Connection, Inc. (a)	6
900	Richardson Electronics Ltd.	12
13,567	ScanSource, Inc. (a)	515
12,205	SYNNEX Corp. (a)	400
19,600	Tech Data Corp. (a)	997
		2,781
	Textiles — 0.01%
600	Culp, Inc. (a)	6
960	Unifi, Inc. (a)	16
		22
	Thrifts & Mortgage Finance — 0.96%
1,480	Abington Bancorp, Inc.	18
5,744	Astoria Financial Corp.	83
2,974	Bank Mutual Corp.	13
1,437	BankFinancial Corp.	13
2,133	Beneficial Mutual Bancorp, Inc. (a)	18
951	Berkshire Hills Bancorp, Inc.	20
500	Bofl Holding, Inc. (a)	8
3,766	Brookline Bancorp, Inc.	40
637	Clifton Savings Bancorp, Inc.	8
1,312	Danvers Bancorp, Inc.	28
1,696	Dime Community Bancshares	25
425	Doral Financial Corp. (a)	—
691	ESB Financial Corp.	10
890	ESSA Bancorp, Inc.	12
700	Federal Agricultural Mortgage Corp., Class - C	13
1,081	First Financial Holdings, Inc.	12
3,208	Flagstar Bancorp, Inc. (a)	5
1,997	Flushing Financial Corp.	30
453	Fox Chase Bancorp, Inc.	6
110	Heritage Financial Group, Inc.	1
1,122	Home Federal Bancorp, Inc.	13
209	Kaiser Federal Financial Group, Inc.	3
1,023	Kearny Financial Corp.	10
566	Meridian Interstate Bancorp, Inc. (a)	8
13,081	MGIC Investment Corp. (a)	116
181	NASB Financial, Inc. (a)	3
6,808	NewAlliance Bancshares, Inc.	101
7,333	Northwest Bancshares, Inc.	92
915	OceanFirst Financial Corp.	13
4,824	Ocwen Financial Corp. (a)	53
3,717	Oritani Financial Corp.	47
27,224	Provident Financial Services, Inc.	403
2,637	Provident New York Bancorp	27
8,750	Radian Group, Inc.	60
667	Rockville Financial, Inc.	7
356	Roma Financial Corp.	4
767	Territorial Bancorp, Inc.	15
9,171	The PMI Group, Inc. (a)	25
5,049	TrustCo Bank Corp.	30
1,028	United Financial Bancorp, Inc.	17
960	ViewPoint Financial Group, Inc.	12
556	Waterstone Financial, Inc. (a)	2
1,855	Westfield Financial, Inc.	17
13,363	WSFS Financial Corp.	629
		2,070
	Tires & Rubber — 0.05%
3,800	Cooper Tire & Rubber Co.	98

	Tobacco — 0.08%
6,109	Alliance One International, Inc. (a)	25
6,500	Star Scientific, Inc. (a)	29
1,611	Universal Corp.	70
2,950	Vector Group Ltd.	51
		175
	Trading Companies & Distributors — 0.87%
1,691	Aceto Corp.	13
3,306	Aircastle Ltd.	40
14,028	Applied Industrial Technologies, Inc.	467
2,900	Beacon Roofing Supply, Inc. (a)	59
500	DXP Enterprises, Inc. (a)	11
7,622	GATX Corp.	295
1,853	H&E Equipment Services, Inc. (a)	36
1,200	Houston Wire & Cable Co.	18
2,188	Interline Brands, Inc. (a)	45
1,677	Kaman Corp.	59
291	Lawson Products, Inc.	7
3,100	RSC Holdings, Inc. (a)	45
2,015	Rush Enterprises, Inc., Class - A (a)	40
700	SeaCube Container Leasing Ltd.	11
1,107	TAL International Group, Inc.	40
600	Textainer Group Holdings Ltd.	22
866	Titan Machinery, Inc. (a)	22
3,947	United Rentals, Inc. (a)	131
7,512	Watsco, Inc.	524
		1,885
	Trucking — 1.10%
525	AMERCO, Inc. (a)	51
1,700	Arkansas Best Corp.	44

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Trucking (continued)
6,400	Avis Budget Group, Inc. (a)	$115
1,291	Celadon Group, Inc. (a)	21
35,050	Con-way, Inc.	1,377
1,800	Dollar Thrifty Automotive Group, Inc. (a)	120
3,200	Heartland Express, Inc.	56
3,700	Knight Transportation, Inc.	71
6,067	Landstar System, Inc.	277
1,100	Marten Transport Ltd.	25
2,588	Old Dominion Freight Line, Inc. (a)	91
300	P.A.M. Transportation Services, Inc. (a)	4
314	Patriot Transportation Holding, Inc. (a)	8
200	Quality Distribution, Inc. (a)	2
700	Roadrunner Transportation Systems, Inc. (a)	11
928	Saia, Inc. (a)	15
423	Universal Truckload Services, Inc. (a)	7
545	USA Truck, Inc. (a)	7
2,814	Werner Enterprises, Inc.	75
		2,377
	Water Utilities — 0.09%
1,206	American States Water Co.	43
392	Artesian Resources Corp., Class - A	8
800	Cadiz, Inc. (a)	10
1,276	California Water Service Group	47
556	Connecticut Water Service, Inc.	15
1,014	Consolidated Water Co. Ltd.	11
966	Middlesex Water Co.	17
894	SJW Corp.	21
856	The York Water Co.	15
		187
	Wireless Telecommunication Services — 0.55%
3,200	FiberTower Corp. (a)	7
6,500	ICO Global Communications (Holdings) Ltd. (a)	17
23,396	MetroPCS Communications, Inc. (a)	380
10,727	NII Holdings, Inc., Class - B (a)	447
1,900	NTELOS Holdings Corp.	35
6,100	SBA Communications Corp., Class - A (a)	242
1,500	Shenandoah Telecommunications Co.	27
1,445	USA Mobility, Inc.	21
		1,176
	Total Common Stocks	211,667

	Preferred Stock — 0.02%
	Home Furnishings — 0.02%
503	Sealy Corp.	38
	Total Preferred Stock	38

	U.S. Treasury Obligations — 0.02%
$40	U.S. Treasury Bills, 0.13%, 4/7/11 (b)(c)	40
10	U.S. Treasury Bills, 0.06%, 5/19/11 (b)(c)	10
	Total U.S. Treasury Obligations	50

	Time Deposit — 1.35%
2,901	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/11	2,901
	Total Time Deposit	2,901

	Mutual Funds — 0.34%
429,051	Alliance Money Market Fund Prime Portfolio, 0.12% (d)	429
3,360	iShares Russell 2000 Index Fund	283
749	Kayne Anderson Energy Development Fund	15
	Total Mutual Funds	727
	Total Investments
	(cost $166,620) — 99.99%	215,383

	Other assets in excess of liabilities — 0.01%	19

	Net Assets — 100.00%	$215,402

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
6	Russell 2000 Mini Future	$505	Jun-11	$23
				$23

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Institutional Small Cap Portfolio	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Invesment Management, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	19.57%	22.92%	18.15%	37.63%	98.27%
Preferred Stock	-	-	0.02%	-	0.02%
U.S. Treasury Obligations	-	-	-	0.02%	0.02%
Time Deposit	0.80%	0.35%	0.20%	-	1.35%
Mutual Funds	-	0.13%	-	0.21%	0.34%
Total Investments	20.37%	23.40%	18.37%	37.86%	100.00%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Real Estate Securities Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks — 95.99%
	Diversified Real Estate Activities — 3.05%
202,500	Brookfield Asset Management, Inc., Class - A	$6,573

	Diversified Real Estate Investment Trusts — 7.43%
123,600	American Assets Trust, Inc.	2,629
317,928	Land Securities Group PLC	3,741
110,108	Vornado Realty Trust	9,634
		16,004
	Health Care Facilities — 5.23%
402,600	Brookdale Senior Living, Inc. (a)	11,273

	Industrial Real Estate Investment Trusts — 4.65%
248,400	AMB Property Corp.	8,935
63,100	Terreno Realty Corp. (a)	1,087
		10,022
	Office Real Estate Investment Trusts — 21.49%
118,600	Alexandria Real Estate Equities, Inc.	9,247
92,100	Boston Properties, Inc.	8,736
785,845	Douglas Emmett, Inc.	14,734
699,900	Duke Realty Corp.	9,806
111,300	Mack-Cali Realty Corp.	3,773
		46,296
	Real Estate Operating Companies — 4.71%
481,000	Forest City Enterprises, Inc., Class - A (a)	9,057
74,400	Hudson Pacific Properties, Inc.	1,094
		10,151
	Residential Real Estate Investment Trusts — 11.03%
150,400	Camden Property Trust	8,546
125,800	Equity Residential	7,096
333,200	UDR, Inc.	8,120
		23,762
	Retail Real Estate Investment Trusts — 13.67%
198,700	Regency Centers Corp.	8,640
123,877	Saul Centers, Inc.	5,519
90,719	Simon Property Group, Inc.	9,721
25,686	Unibail-Rodamco SE	5,563
		29,443
	Specialized Real Estate Investment Trusts — 24.73%
311,700	HCP, Inc.	11,826
572,543	Host Hotels & Resorts, Inc.	10,082
49,300	Pebblebrook Hotel Trust	1,092
344,500	Plum Creek Timber Co., Inc.	15,024
93,000	Public Storage	10,315
91,000	Ventas, Inc.	4,941
		53,280
	Total Common Stocks	206,804

	Time Deposit — 4.00%
$8,613	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/11	8,613
	Total Time Deposit	8,613
	Total Investments (cost $151,473) — 99.99%	215,417

	Other assets in excess of liabilities — 0.01%	32

	Net Assets — 100.00%	$215,449

(a)	Represents non-income producing security.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Commodity Related Securities Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Shares or
Principal
Amount	Security	Value
(000)	Description	(000)
	Common Stocks — 96.30%
	Australia — 2.18%
2,339,589	Alumina Ltd. (Aluminum)	$5,952

	Brazil — 4.92%
186,300	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	7,532
200,400	Vale SA - Sponsored ADR (Steel)	5,916
		13,448
	Canada — 17.11%
111,900	Cameco Corp. (Coal & Consumable Fuels)	3,361
166,100	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	8,216
149,000	EnCana Corp. (Oil & Gas Exploration & Production)	5,155
43,800	First Quantum Minerals Ltd. (Diversified Metals & Mining)	5,668
137,200	Imperial Oil Ltd. (Integrated Oil & Gas)	7,007
417,400	Kinross Gold Corp. (Gold)	6,574
538,000	Lundin Mining Corp. (Diversified Metals & Mining)	4,468
140,900	Suncor Energy, Inc. (Integrated Oil & Gas)	6,321
		46,770
	China — 3.27%
484,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,762
601,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	2,832
21,950	PetroChina Co. Ltd. - Sponsored ADR (Integrated Oil & Gas)	3,342
		8,936
	France — 1.83%
138,500	ArcelorMittal - NYS Registered (Steel)	5,007

	India — 2.54%
147,916	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (a)(b)	6,959

	Indonesia — 1.48%
10,542,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	4,057

	Ireland — 1.53%
182,368	CRH PLC (Construction Materials)	4,186

	Italy — 3.67%
204,300	Eni SpA - Sponsored ADR (Integrated Oil & Gas)	10,037

	Japan — 2.82%
733,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	3,658
1,808,000	Sumitomo Metal Industries Ltd. (Steel)	4,044
		7,702
	Mongolia — 1.28%
2,732,500	Mongolian Mining Corp. (Diversified Metals & Mining) (c)	3,492

	Norway — 2.78%
275,100	Statoil ASA - Sponsored ADR (Integrated Oil & Gas)	7,604

	Papua New Guinea — 1.37%
508,317	Oil Search Ltd. (Oil & Gas Exploration & Production)	3,743

	Peru — 1.24%
79,100	Compania de Minas Buenaventura SA - Sponsored ADR (Gold)	3,399

	Russia — 3.06%
177,655	Gazprom - Sponsored ADR (Integrated Oil & Gas)	5,745
288,094	Rosneft Oil Co. OJSC - Registered Shares GDR (Integrated Oil & Gas)	2,632
		8,377
	South Africa — 5.65%
63,324	Anglo Platinum Ltd. (Precious Metals & Minerals)	6,534
56,700	AngloGold Ashanti Ltd. - Sponsored ADR (Gold)	2,718
138,968	Gold Fields Ltd. (Gold)	2,437
64,900	Sasol Ltd. - Sponsored ADR (Integrated Oil & Gas)	3,761
		15,450
	Switzerland — 1.37%
48,000	Transocean Ltd. (Oil & Gas Drilling) (c)	3,742

	United Kingdom — 17.79%
177,627	Anglo American PLC (Diversified Metals & Mining)	9,137
448,752	BG Group PLC (Integrated Oil & Gas)	11,164
239,964	BHP Billiton PLC (Diversified Metals & Mining)	9,469
164,800	BP PLC - Sponsored ADR (Integrated Oil & Gas)	7,275
149,473	Kazakhmys PLC (Diversified Metals & Mining)	3,342
216,020	Vedanta Resources PLC (Diversified Metals & Mining)	8,243
		48,630
	United States — 20.41%
238,500	Chesapeake Energy Corp. (Oil & Gas Exploration & Production)	7,994
132,800	CONSOL Energy, Inc. (Coal & Consumable Fuels)	7,122
95,500	EOG Resources, Inc. (Oil & Gas Exploration & Production)	11,318
93,200	Exxon Mobil Corp. (Integrated Oil & Gas)	7,841
26,100	Pioneer Natural Resources Co. (Oil & Gas Exploration & Production)	2,660
174,400	Southwestern Energy Co. (Oil & Gas Exploration & Production) (c)	7,494
102,000	Tesoro Corp. (Oil & Gas Refining & Marketing) (c)	2,737
42,100	Tidewater, Inc. (Oil & Gas Equipment & Services)	2,520
124,100	Ultra Petroleum Corp. (Oil & Gas Exploration & Production) (c)	6,112
		55,798
	Total Common Stocks	263,289

	Time Deposit — 3.63%
$9,929	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/11	9,929
	Total Time Deposit	9,929
	Total Investments (cost $229,176) — 99.93%	273,218

	Other assets in excess of liabilities — 0.07%	204

	Net Assets — 100.00%	$273,422

(a)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Security was valued in good faith under procedures established by the Board of Trustees.
(c)	Represents non-income producing security.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NYS	—	New York Registered Shares

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.50%
	Australia — 2.05%
223,704	Alumina Ltd. (Aluminum)	$569
1,674,652	Asciano Ltd. (Railroads)	3,013
249,749	Coca-Cola Amatil Ltd. (Soft Drinks)	3,032
104,238	CSL Ltd. (Biotechnology)	3,852
740,189	Foster's Group Ltd. (Brewers)	4,378
167,099	Iluka Resources Ltd. (Diversified Metals & Mining)	2,298
42,658	Macquarie Group Ltd. (Investment Banking & Brokerage)	1,615
58,736	Newcrest Mining Ltd. (Gold)	2,419
194,401	Qantas Airways Ltd. (Airlines) (a)	438
965,292	Telstra Corp. Ltd. (Integrated Telecommunication Services)	2,815
		24,429
	Austria — 0.24%
26,160	Andritz AG (Industrial Machinery)	2,439
7,323	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	418
		2,857
	Belgium — 0.44%
92,105	Anheuser-Busch InBev NV (Brewers)	5,246

	Brazil — 0.68%
22,000	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	457
121,700	Hypermarcas SA (Personal Products) (a)	1,603
68,155	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	2,756
111,900	Vale SA - Sponsored ADR (Steel)	3,303
		8,119
	Canada — 3.55%
105,000	Barrick Gold Corp. (Gold)	5,451
102,200	CAE, Inc. (Aerospace & Defense)	1,358
150,700	Cameco Corp. (Coal & Consumable Fuels)	4,534
19,806	Canadian National Railway Co. (Railroads)	1,491
23,800	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	1,177
93,589	Canadian Pacific Railway Ltd. (Railroads)	6,022
104,600	Cenovus Energy, Inc. (Integrated Oil & Gas)	4,133
150,500	Centerra Gold, Inc. (Gold) (b)	2,702
47,800	Centerra Gold, Inc. (Gold)	858
91,600	EnCana Corp. (Oil & Gas Exploration & Production)	3,169
6,200	First Quantum Minerals Ltd. (Diversified Metals & Mining)	802
37,100	IESI-BFC Ltd. (Environmental & Facilities Services)	941
44,700	Inmet Mining Corp. (Diversified Metals & Mining)	3,143
30,200	Intact Financial Corp. (Property & Casualty Insurance)	1,566
50,830	Ivanhoe Mines Ltd. (Diversified Metals & Mining)	1,395
16,000	Onex Corp. (Multi-Sector Holdings)	561
59,100	Telus Corp. (Integrated Telecommunication Services)	2,872
		42,175
	Cayman Islands — 0.08%
8,440	SINA Corp. (Internet Software & Services) (a)	903

	China — 2.83%
950,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks) (a)	539
47,430	Baidu, Inc., Class - A - Sponsored ADR (Internet Software & Services) (a)	6,536
3,787,613	Bank of China Ltd., H Shares (Diversified Banks)	2,108
224,346	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	1,281
3,400,224	China Construction Bank Corp., H Shares (Diversified Banks)	3,187
617,157	China Overseas Land & Investment Ltd. (Real Estate Development)	1,255
521,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	542
690,200	China Resources Land Ltd. (Real Estate Development)	1,292
155,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	730
57,215	Ctrip.com International Ltd. - Sponsored ADR (Hotels, Resorts & Cruise Lines) (a)	2,374
23,867	E-Commerce China Dangdang, Inc., - Sponsored ADR (Internet Retail) (a)	492
2,211,391	Huabao International Holdings Ltd. (Specialty Chemicals)	3,400
1,854,058	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,540
37,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,675
36,800	Tencent Holdings Ltd. (Internet Software & Services)	897
1,839,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	5,853
		33,701
	Denmark — 0.54%
42,478	Novo Nordisk A/S, Class - B (Pharmaceuticals)	5,338
137,000	TDC A/S (Integrated Telecommunication Services) (a)(b)	1,111
		6,449
	Finland — 0.46%
144,529	Sampo Oyj, A Shares (Multi-line Insurance)	4,610
70,348	Stora Enso Oyj, R Shares (Paper Products)	838
		5,448
	France — 10.86%
40,427	Air Liquide SA (Industrial Gases)	5,371
387,464	AXA SA (Multi-line Insurance)	8,096
243,364	BNP Paribas (Diversified Banks) (b)	17,797
94,489	Bouygues SA (Construction & Engineering)	4,537
28,826	Compagnie de Saint-Gobain (Building Products)	1,765
19,800	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber) (b)	1,672

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
113,253	Danone SA (Packaged Foods & Meats)	$7,397
100,405	GDF Suez (Multi-Utilities)	4,090
34,215	JC Decaux SA (Advertising) (a)	1,148
10,137	L'Oreal SA (Personal Products)	1,181
209,813	Legrand SA (Electrical Components & Equipment) (b)	8,727
10,448	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	1,654
420,790	Natixis (Diversified Banks) (a)	2,380
161,398	Pernod Ricard SA (Distillers & Vintners)	15,071
33,742	Publicis Groupe (Advertising)	1,892
159,281	Sanofi-Aventis (Pharmaceuticals)	11,167
25,424	Schneider Electric SA (Electrical Components & Equipment)	4,345
60,000	Societe Generale (Diversified Banks)	3,898
69,356	Technip SA (Oil & Gas Equipment & Services)	7,395
17,121	Total SA (Integrated Oil & Gas)	1,042
25,083	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	5,433
210,521	Vinci SA (Construction & Engineering)	13,154
		129,212
	Germany — 9.96%
13,788	Allianz SE (Multi-line Insurance)	1,942
37,880	BASF SE (Diversified Chemicals)	3,281
256,089	Bayer AG (Pharmaceuticals)	19,922
11,572	Bayerische Motoren Werke AG (Automobile Manufacturers)	965
43,602	Beiersdorf AG (Personal Products)	2,661
5,900	Bilfinger Berger SE (Construction & Engineering)	513
27,721	Brenntag AG (Trading Companies & Distributors) (a)(b)	3,077
213,007	Daimler AG (Automobile Manufacturers) (a)	15,092
23,288	Deutsche Bank AG (Diversified Capital Markets)	1,375
30,650	Deutsche Boerse AG (Specialized Finance)	2,335
414,016	Deutsche Post AG (Air Freight & Logistics)	7,480
34,608	HeidelbergCement AG (Construction Materials)	2,422
115,485	Linde AG (Industrial Gases)	18,230
5,253	Metro AG (Hypermarkets & Super Centers)	359
60,885	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	9,611
136,681	SAP AG (Application Software)	8,367
152,191	Siemens AG (Industrial Conglomerates)	20,862
		118,494
	Greece — 0.61%
338,878	OPAP SA (Casinos & Gaming)	7,256

	Hong Kong — 5.85%
3,386,400	AIA Group Ltd. (Life & Health Insurance) (a)(b)	10,427
672,331	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	2,191
256,100	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	4,175
540,721	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (a)	787
155,778	Hang Seng Bank Ltd. (Diversified Banks)	2,515
440,400	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	3,052
1,722,270	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	4,132
138,700	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	3,014
196,630	HongKong Land Holdings Ltd. (Diversified Real Estate Activities)	1,376
300,000	Li & Fung Ltd. (Distributors)	1,537
1,163,467	NWS Holdings Ltd. (Industrial Conglomerates)	1,780
4,727,136	Sands China Ltd. (Casinos & Gaming) (a)	10,550
1,865,500	Sino Land Co. Ltd. (Diversified Real Estate Activities)	3,315
297,400	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	4,710
103,500	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	1,517
339,580	The Bank of East Asia Ltd. (Diversified Banks)	1,443
454,000	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	1,421
616,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	4,249
406,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	993
39,000	Wing Hang Bank Ltd. (Diversified Banks)	459
2,113,497	Wynn Macau Ltd. (Casinos & Gaming)	5,896
		69,539
	India — 0.26%
3,700	HDFC Bank Ltd. - Sponsored ADR (Diversified Banks)	629
24,300	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	1,211
27,600	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (c)	1,298
		3,138
	Ireland — 0.17%
88,994	CRH PLC (Construction Materials)	2,040
	Israel — 0.18%
121,395	Bank Leumi Le-Israel (Diversified Banks) (b)	622
94,425	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	1,555
		2,177
	Italy — 1.78%
231,970	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks) (a)	3,330
864,675	Intesa Sanpaolo (Diversified Banks)	2,558
470,357	Intesa Sanpaolo RSP (Diversified Banks)	1,243
1,296,724	Snam Rete Gas SpA (Gas Utilities)	7,287
2,756,250	UniCredit SpA (Diversified Banks)	6,812
		21,230

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan — 14.40%
105,000	Ajinomoto Co., Inc. (Packaged Foods & Meats)	$1,095
330,000	Aozora Bank Ltd. (Diversified Banks)	746
107,600	Bridgestone Corp. (Tires & Rubber)	2,255
104,700	Canon, Inc. (Office Electronics)	4,558
124,800	Denso Corp. (Auto Parts & Equipment)	4,142
18,000	Fanuc Ltd. (Industrial Machinery)	2,725
22,100	Hamamatsu Photonics K.K. (Electronic Components)	876
2,524,000	Haseko Corp. (Homebuilding) (a)	1,942
517,000	Hitachi Ltd. (Electronic Equipment & Instruments)	2,692
341,200	Honda Motor Co. Ltd. (Automobile Manufacturers)	12,822
24,900	IBIDEN Co. Ltd. (Electronic Components)	787
247	Japan Tobacco, Inc. (Tobacco)	892
359,000	JGC Corp. (Construction & Engineering)	8,405
121,000	Kawasaki Kisen Kaisha Ltd. (Marine)	447
1,007	KDDI Corp. (Wireless Telecommunication Services)	6,236
20,700	Keyence Corp. (Electronic Equipment & Instruments)	5,299
84,600	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	798
89,700	Kurita Water Industries Ltd. (Industrial Machinery)	2,652
144,000	Mazda Motor Corp. (Automobile Manufacturers)	317
18,600	MISUMI Group, Inc. (Trading Companies & Distributors)	462
127,600	Mitsubishi Corp. (Trading Companies & Distributors)	3,543
128,600	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	594
390,200	MITSUI & CO. Ltd. (Trading Companies & Distributors)	6,996
66,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	1,090
448,000	Mitsui O.S.K. Lines Ltd. (Marine)	2,580
121,400	Murata Manufacturing Co. Ltd. (Electronic Components)	8,744
9,100	Nintendo Co. Ltd. (Home Entertainment Software)	2,459
91,300	Nissan Motor Co. Ltd. (Automobile Manufacturers)	810
45,700	Oracle Corp. Japan (Systems Software)	1,904
115,700	Sankyo Co. Ltd. (Leisure Products)	5,934
7,400	SHIMAMURA Co. Ltd. (Apparel Retail)	652
154,900	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	7,702
39,100	SMC Corp. (Industrial Machinery)	6,437
435,900	SOFTBANK Corp. (Wireless Telecommunication Services)	17,402
18,800	SONY Corp. (Electronic Equipment & Instruments)	602
548,800	Sony Financial Holdings, Inc. (Life & Health Insurance) (b)	10,889
200,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	998
213,300	Sumitomo Corp. (Trading Companies & Distributors)	3,050
21,800	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	678
53,900	Suzuki Motor Corp. (Automobile Manufacturers)	1,205
100,200	Sysmex Corp. (Health Care Equipment)	3,545
21,200	TDK Corp. (Electronic Components)	1,253
12,100	Terumo Corp. (Health Care Equipment)	638
28,500	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	762
98,100	Tokyo Electron Ltd. (Semiconductor Equipment)	5,409
250,800	Toyota Motor Corp. (Automobile Manufacturers)	10,103
145,300	Trend Micro, Inc. (Systems Software)	3,870
3,562	Yahoo Japan Corp. (Internet Software & Services)	1,275
		171,272
	Jersey — 0.53%
100,834	Petrofac Ltd. (Oil & Gas Equipment & Services)	2,408
133,145	Shire PLC (Pharmaceuticals)	3,868
		6,276
	Luxembourg — 0.36%
37,368	SES - FDR (Cable & Satellite)	961
128,320	SES - FDR, Class - A (Cable & Satellite)	3,305
		4,266
	Malaysia — 0.06%
265,000	CIMB Group Holdings Berhad (Diversified Banks)	718

	Mexico — 0.40%
67,600	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services)	3,928
47,600	Telefonos de Mexico SAB de CV, Series L - Sponsored ADR (Integrated Telecommunication Services)	869
		4,797
	Netherlands — 6.39%
222,193	Akzo Nobel NV (Diversified Chemicals)	15,264
171,532	ASML Holding NV (Semiconductor Equipment)	7,559
28,428	ASML Holding NV - NYS (Semiconductor Equipment) (a)	1,265
242,041	European Aeronautic Defence and Space Co. (Aerospace & Defense) (a)	7,044
12,735	Fugro NV (Oil & Gas Equipment & Services)	1,122
92,315	Gemalto NV (Computer Storage & Peripherals)	4,540
339,755	ING Groep NV (Other Diversified Financial Services) (a)	4,300
18,400	Koninklijke DSM NV (Diversified Chemicals)	1,130
423,337	Koninklijke KPN NV (Integrated Telecommunication Services)	7,210
985,904	Reed Elsevier NV (Publishing)	12,685
408,760	TNT NV (Air Freight & Logistics)	10,484
146,180	Wolters Kluwer NV (Publishing)	3,418

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
		$76,021
	Norway — 0.68%
213,647	Aker Solutions ASA (Oil & Gas Equipment & Services)	4,913
87,595	Seadrill Ltd. (Oil & Gas Drilling)	3,169
		8,082
	Papua New Guinea — 0.25%
407,507	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	3,000

	Poland — 0.12%
6,700	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance) (b)	840
85,700	Telekomunikacja Polska SA (Integrated Telecommunication Services)	532
		1,372
	Portugal — 0.04%
102,271	Banco Espirito Santo SA - Registered (Diversified Banks)	419

	Russia — 0.77%
281,864	Gazprom - Sponsored ADR (Integrated Oil & Gas)	9,115

	Singapore — 1.17%
80,316	City Developments Ltd. (Diversified Real Estate Activities)	734
246,141	DBS Group Holdings Ltd. (Diversified Banks)	2,859
1,175,787	Genting Singapore PLC (Casinos & Gaming) (a)	1,913
1,450,000	Hutchison Port Holdings Trust (Marine Ports & Services) (a)(b)	1,436
301,000	Olam International Ltd. (Food Distributors)	669
546,000	Singapore Airlines Ltd. (Airlines)	5,927
84,000	Wilmar International Ltd. (Industrial Conglomerates)	364
		13,902
	South Korea — 2.63%
59,060	Hynix Semiconductor, Inc. (Semiconductors)	1,685
17,045	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	8,051
4,396	Hyundai Mobis (Auto Parts & Equipment)	1,313
154,943	KT&G Corp. (Tobacco)	8,067
8,830	LG Chem Ltd. (Commodity Chemicals)	3,704
9,968	Samsung Electronics Co. Ltd. (Semiconductors)	8,471
		31,291
	Spain — 2.24%
37,160	Amadeus IT Holding SA, A Shares (Data Processing & Outsourced Services) (a)(b)	711
508,875	Banco Santander SA (Diversified Banks)	5,907
345,584	Enagas (Gas Utilities)	7,796
43,559	Industria de Diseno Textil SA (Apparel Retail) (b)	3,494
115,310	Repsol YPF SA (Integrated Oil & Gas) (b)	3,950
72,282	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	4,345
18,380	Telefonica SA (Integrated Telecommunication Services)	460
		26,663
	Sweden — 1.64%
116,850	Assa Abloy AB, Class - B (Building Products)	3,361
89,735	Hennes & Mauritz AB, B Shares (Apparel Retail)	2,981
126,081	Sandvik AB (Industrial Machinery)	2,380
916,563	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	8,179
99,728	Svenska Cellulosa AB, B Shares (Paper Products)	1,606
30,300	Svenska Handelsbanken AB, A Shares (Diversified Banks)	994
		19,501
	Switzerland — 8.56%
118,104	ABB Ltd. - Registered (Heavy Electrical Equipment)	2,838
81,422	Adecco SA (Human Resource & Employment Services)	5,356
18,925	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	1,093
16,486	Credit Suisse Group AG (Diversified Capital Markets)	701
8,166	Givaudan SA - Registered (Specialty Chemicals)	8,213
55,886	Holcim Ltd. - Registered (Construction Materials) (b)	4,212
7,141	Kuehne + Nagel International AG - Registered (Marine)	999
192,288	Nestle SA (Packaged Foods & Meats)	11,026
271,000	Novartis AG - Registered (Pharmaceuticals)	14,704
91,978	Roche Holding AG - Genusscheine (Pharmaceuticals)	13,143
3,054	Sonova Holding AG - Registered (Health Care Equipment)	272
8,600	Swisscom AG - Registered (Integrated Telecommunication Services)	3,835
12,655	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	4,114
8,422	Synthes, Inc. (Health Care Equipment)	1,139
13,028	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	5,762
10,300	The Swatch Group AG - Registered (Apparel, Accessories & Luxury Goods)	819
17,300	Transocean Ltd. (Oil & Gas Drilling) (a)	1,360
864,908	UBS AG - Registered (Diversified Capital Markets) (a)	15,524
23,965	Zurich Financial Services AG (Multi-line Insurance)	6,710
		101,820
	Taiwan — 0.05%
86,610	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR, Registered Shares (Electronic Manufacturing Services)	607

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom — 15.55%
33,022	Anglo American PLC (Diversified Metals & Mining)	$1,699
52,338	ARM Holdings PLC (Semiconductors)	483
59,300	Autonomy Corp. PLC (Application Software) (a)	1,511
912,999	Aviva PLC (Multi-line Insurance)	6,338
725,012	Balfour Beatty PLC (Construction & Engineering)	3,998
2,257,444	Barclays PLC (Diversified Banks)	10,050
359,796	BG Group PLC (Integrated Oil & Gas)	8,951
104,597	BHP Billiton PLC (Diversified Metals & Mining)	4,127
302,900	British American Tobacco PLC (Tobacco)	12,156
766,400	Cable & Wireless Worldwide PLC (Alternative Carriers)	645
889,800	Cairn Energy PLC (Oil & Gas Exploration & Production) (a)	6,595
85,500	Diageo PLC (Distillers & Vintners)	1,625
2,751,000	Dixons Retail PLC (Computer & Electronics Retail) (a)	555
195,913	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	2,943
383,979	Experian PLC (Research and Consulting Services)	4,755
1,025,200	GKN PLC (Auto Parts & Equipment)	3,304
674,048	HSBC Holdings PLC (Diversified Banks)	6,930
848,066	HSBC Holdings PLC (HK) (Diversified Banks)	8,913
280,810	Imperial Tobacco Group PLC (Tobacco)	8,680
1,249,605	Kingfisher PLC (Home Improvement Retail)	4,929
3,733,300	Lloyds Banking Group PLC (Diversified Banks) (a)	3,479
586,741	Michael Page International PLC (Human Resource & Employment Services)	4,837
100,660	National Grid PLC (Multi-Utilities)	959
187,000	Premier Farnell PLC (Technology Distributors)	814
169,039	Prudential PLC (Life & Health Insurance)	1,916
1,068,880	Rexam PLC (Metal & Glass Containers)	6,230
199,153	Rio Tinto PLC (Diversified Metals & Mining)	13,988
1,176,974	Rolls-Royce Group PLC (Aerospace & Defense)	11,686
35,100	Rotork PLC (Industrial Machinery)	983
100,170	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	3,640
6,100	Shire PLC - Sponsored ADR (Pharmaceuticals)	531
104,851	Standard Chartered PLC (Diversified Banks)	2,719
1,819,982	Tesco PLC (Food Retail)	11,122
54,041	Tullow Oil PLC (Oil & Gas Exploration & Production)	1,255
3,006,603	Vodafone Group PLC (Wireless Telecommunication Services)	8,512
18,900	Whitbread PLC (Restaurants)	500
608,393	WPP PLC (Broadcasting)	7,500
219,584	Xstrata PLC (Diversified Metals & Mining)	5,132
		184,990
	United States — 0.12%
26,597	Accenture PLC, Class - A (IT Consulting & Other Services)	1,462
	Total Common Stocks	1,147,987

	Preferred Stock — 0.05%
	Brazil — 0.05%
15,200	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	540
	Total Preferred Stock	540

	Convertible Corporate Bond — 0.02%
$200	SeaDrill Ltd., 3.63%, 11/8/12 (Oil & Gas Drilling)	260
	Total Convertible Corporate Bond	260

	Time Deposit — 2.61%
31,064	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/11	31,064
	Total Time Deposit	31,064
	Total Investments
	(cost $888,360) — 99.18%	1,179,851

	Other assets in excess of liabilities — 0.82%	9,760

	Net Assets — 100.00%	$1,189,611

(a)	Represents non-income producing security.
(b)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued in good faith under procedures established by the Board of Trustees.
ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
NYS	-	New York Registered Shares
RSP	-	Retirement Savings Shares

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
4,099,927	Euro	Bank of America	4/4/11	$5,643	$5,810	$167
3,661,402	Euro	Credit Suisse	4/8/11	5,108	5,188	80
285,175,961	Japanese Yen	Bank of America	4/4/11	3,572	3,429	(143)
180,104,239	Japanese Yen	Bank of America	4/4/11	2,283	2,166	(117)
420,673,128	Japanese Yen	Credit Suisse	4/8/11	5,332	5,059	(273)
	Total Currencies Purchased			$21,938	$21,652	$(286)
	Currencies Sold
2,554,974	Euro	Bank of America	4/4/11	$3,572	$3,620	$(48)
1,630,161	Euro	Bank of America	4/4/11	2,283	2,310	(27)
3,806,859	Euro	Credit Suisse	4/8/11	5,332	5,394	(62)
3,669,054	Euro	Bank of New York	4/28/11	5,216	5,197	19
465,280,200	Japanese Yen	Bank of America	4/4/11	5,643	5,595	48
420,673,128	Japanese Yen	Credit Suisse	4/8/11	5,108	5,059	49
98,753,340	Japanese Yen	UBS Warburg	4/15/11	1,190	1,188	2
82,653,128	Japanese Yen	UBS Warburg	4/15/11	1,019	994	25
	Total Currencies Sold			$29,363	$29,357	$6
	Net Unrealized Appreciation/(Depreciation)					$(280)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

International Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Total

Common Stocks	22.29%	40.81%	34.20%	97.30%
Preferred Stock	-	0.05%	-	0.05%
Convertible Corporate Bond	-	0.02%	-	0.02%
Time Deposit	1.03%	1.11%	0.49%	2.63%
Total Investments	23.32%	41.99%	34.69%	100.00%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.73%
	Australia — 2.06%
322,571	Alumina Ltd. (Aluminum)	$821
2,845,350	Asciano Ltd. (Railroads)	5,120
370,403	Coca-Cola Amatil Ltd. (Soft Drinks)	4,497
155,309	CSL Ltd. (Biotechnology)	5,738
1,246,147	Foster's Group Ltd. (Brewers)	7,371
179,105	Iluka Resources Ltd. (Diversified Metals & Mining)	2,463
62,231	Macquarie Group Ltd. (Investment Banking & Brokerage)	2,355
101,632	Newcrest Mining Ltd. (Gold)	4,185
296,490	Qantas Airways Ltd. (Airlines) (a)	668
1,436,666	Telstra Corp. Ltd. (Integrated Telecommunication Services)	4,190
		37,408
	Austria — 0.25%
41,627	Andritz AG (Industrial Machinery)	3,881
11,480	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	655
		4,536
	Belgium — 0.49%
156,212	Anheuser-Busch InBev NV (Brewers)	8,897

	Brazil — 0.62%
34,000	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	706
183,700	Hypermarcas SA (Personal Products) (a)	2,420
115,718	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	4,678
119,200	Vale SA - Sponsored ADR (Steel)	3,519
		11,323
	Canada — 3.57%
172,000	Barrick Gold Corp. (Gold)	8,929
151,700	CAE, Inc. (Aerospace & Defense)	2,016
224,000	Cameco Corp. (Coal & Consumable Fuels)	6,739
33,331	Canadian National Railway Co. (Railroads)	2,509
35,400	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	1,751
158,760	Canadian Pacific Railway Ltd. (Railroads)	10,215
137,000	Cenovus Energy, Inc. (Integrated Oil & Gas)	5,414
74,100	Centerra Gold, Inc. (Gold)	1,330
225,400	Centerra Gold, Inc. (Gold) (b)	4,047
112,300	EnCana Corp. (Oil & Gas Exploration & Production)	3,885
9,800	First Quantum Minerals Ltd. (Diversified Metals & Mining)	1,268
53,500	IESI-BFC Ltd. (Environmental & Facilities Services)	1,357
73,000	Inmet Mining Corp. (Diversified Metals & Mining)	5,133
46,300	Intact Financial Corp. (Property & Casualty Insurance)	2,400
93,840	Ivanhoe Mines Ltd. (Diversified Metals & Mining)	2,574
24,600	Onex Corp. (Multi-Sector Holdings)	863
94,900	Telus Corp. (Integrated Telecommunication Services)	4,612
		65,042
	Cayman Islands — 0.08%
14,371	SINA Corp. (Internet Software & Services) (a)	1,538

	China — 3.02%
1,337,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks) (a)	758
80,075	Baidu, Inc., Class - A - Sponsored ADR (Internet Software & Services) (a)	11,035
5,460,335	Bank of China Ltd., H Shares (Diversified Banks)	3,040
396,923	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,266
5,768,900	China Construction Bank Corp., H Shares (Diversified Banks)	5,407
1,034,154	China Overseas Land & Investment Ltd. (Real Estate Development)	2,103
777,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	807
1,134,000	China Resources Land Ltd. (Real Estate Development)	2,123
231,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	1,091
97,410	Ctrip.com International Ltd. - Sponsored ADR (Hotels, Resorts & Cruise Lines) (a)	4,041
41,430	E-Commerce China Dangdang, Inc., - Sponsored ADR (Internet Retail) (a)	855
3,710,931	Huabao International Holdings Ltd. (Specialty Chemicals)	5,706
2,777,952	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,307
56,400	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	2,512
65,000	Tencent Holdings Ltd. (Internet Software & Services)	1,583
2,909,000	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	9,256
		54,890
	Denmark — 0.50%
58,712	Novo Nordisk A/S, Class - B (Pharmaceuticals)	7,378
211,000	TDC A/S (Integrated Telecommunication Services) (a)(b)	1,711
		9,089
	Finland — 0.39%
221,354	Sampo Oyj, A Shares (Multi-line Insurance)	7,060

	France — 10.64%
54,353	Air Liquide SA (Industrial Gases)	7,221
537,010	AXA SA (Multi-line Insurance)	11,220
375,491	BNP Paribas (Diversified Banks) (b)	27,460
132,085	Bouygues SA (Construction & Engineering)	6,342
45,759	Compagnie de Saint-Gobain (Building Products)	2,802
28,486	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber) (b)	2,406
187,589	Danone SA (Packaged Foods & Meats)	12,253
146,385	GDF Suez (Multi-Utilities)	5,964
51,885	JC Decaux SA (Advertising) (a)	1,741

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
14,843	L'Oreal SA (Personal Products)	$1,729
305,703	Legrand SA (Electrical Components & Equipment) (b)	12,716
16,011	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	2,534
715,158	Natixis (Diversified Banks) (a)	4,044
259,770	Pernod Ricard SA (Distillers & Vintners)	24,257
57,227	Publicis Groupe (Advertising)	3,209
222,711	Sanofi-Aventis (Pharmaceuticals)	15,613
36,602	Schneider Electric SA (Electrical Components & Equipment)	6,255
87,400	Societe Generale (Diversified Banks)	5,678
94,253	Technip SA (Oil & Gas Equipment & Services)	10,050
21,395	Total SA (Integrated Oil & Gas)	1,302
42,768	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	9,263
312,454	Vinci SA (Construction & Engineering)	19,523
		193,582
	Germany — 9.80%
9,512	Allianz SE (Multi-line Insurance)	1,340
63,735	BASF SE (Diversified Chemicals)	5,521
382,414	Bayer AG (Pharmaceuticals)	29,749
17,228	Bayerische Motoren Werke AG (Automobile Manufacturers)	1,437
74,010	Beiersdorf AG (Personal Products)	4,517
8,760	Bilfinger Berger SE (Construction & Engineering)	762
49,906	Brenntag AG (Trading Companies & Distributors) (a)(b)	5,540
329,735	Daimler AG (Automobile Manufacturers) (a)	23,362
35,062	Deutsche Bank AG (Diversified Capital Markets)	2,071
44,832	Deutsche Boerse AG (Specialized Finance)	3,415
597,907	Deutsche Post AG (Air Freight & Logistics)	10,802
54,042	HeidelbergCement AG (Construction Materials)	3,782
178,619	Linde AG (Industrial Gases)	28,195
8,089	Metro AG (Hypermarkets & Super Centers)	553
84,258	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	13,300
211,319	SAP AG (Application Software)	12,936
226,812	Siemens AG (Industrial Conglomerates)	31,091
		178,373
	Greece — 0.61%
521,459	OPAP SA (Casinos & Gaming)	11,165

	Hong Kong — 6.21%
5,346,800	AIA Group Ltd. (Life & Health Insurance) (a)(b)	16,463
1,140,477	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	3,717
433,900	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	7,073
919,861	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (a)	1,339
264,476	Hang Seng Bank Ltd. (Diversified Banks)	4,271
750,900	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	5,203
2,780,500	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	6,670
236,300	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	5,134
329,789	HongKong Land Holdings Ltd. (Diversified Real Estate Activities)	2,309
418,000	Li & Fung Ltd. (Distributors)	2,141
1,993,583	NWS Holdings Ltd. (Industrial Conglomerates)	3,050
8,049,883	Sands China Ltd. (Casinos & Gaming) (a)	17,966
3,138,500	Sino Land Co. Ltd. (Diversified Real Estate Activities)	5,576
489,800	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	7,758
160,000	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	2,345
543,800	The Bank of East Asia Ltd. (Diversified Banks)	2,311
676,500	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	2,118
773,300	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	5,334
626,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	1,531
57,000	Wing Hang Bank Ltd. (Diversified Banks)	671
3,603,900	Wynn Macau Ltd. (Casinos & Gaming)	10,054
		113,034
	India — 0.26%
5,600	HDFC Bank Ltd. - Sponsored ADR (Diversified Banks)	951
35,400	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	1,764
42,800	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (c)	2,014
		4,729
	Ireland — 0.16%
127,704	CRH PLC (Construction Materials)	2,928
	Israel — 0.18%
167,414	Bank Leumi Le-Israel (Diversified Banks) (b)	858
145,595	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	2,398
		3,256
	Italy — 1.79%
393,430	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks) (a)	5,647
1,462,061	Intesa Sanpaolo (Diversified Banks)	4,326
705,360	Intesa Sanpaolo RSP (Diversified Banks)	1,864
1,919,907	Snam Rete Gas SpA (Gas Utilities)	10,790
4,006,200	UniCredit SpA (Diversified Banks)	9,900
		32,527
	Japan — 14.17%
151,000	Ajinomoto Co., Inc. (Packaged Foods & Meats)	1,574

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
490,000	Aozora Bank Ltd. (Diversified Banks)	$1,108
183,300	Bridgestone Corp. (Tires & Rubber)	3,842
147,400	Canon, Inc. (Office Electronics)	6,416
191,100	Denso Corp. (Auto Parts & Equipment)	6,342
27,700	Fanuc Ltd. (Industrial Machinery)	4,194
31,500	Hamamatsu Photonics K.K. (Electronic Components)	1,248
4,020,000	Haseko Corp. (Homebuilding) (a)	3,094
753,000	Hitachi Ltd. (Electronic Equipment & Instruments)	3,921
539,800	Honda Motor Co. Ltd. (Automobile Manufacturers)	20,285
38,400	IBIDEN Co. Ltd. (Electronic Components)	1,213
420	Japan Tobacco, Inc. (Tobacco)	1,518
565,000	JGC Corp. (Construction & Engineering)	13,228
181,000	Kawasaki Kisen Kaisha Ltd. (Marine)	668
1,695	KDDI Corp. (Wireless Telecommunication Services)	10,497
28,300	Keyence Corp. (Electronic Equipment & Instruments)	7,245
144,200	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	1,360
158,600	Kurita Water Industries Ltd. (Industrial Machinery)	4,690
223,000	Mazda Motor Corp. (Automobile Manufacturers)	491
26,900	MISUMI Group, Inc. (Trading Companies & Distributors)	668
185,800	Mitsubishi Corp. (Trading Companies & Distributors)	5,159
191,500	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	884
663,200	MITSUI & CO. Ltd. (Trading Companies & Distributors)	11,891
99,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	1,635
683,000	Mitsui O.S.K. Lines Ltd. (Marine)	3,934
173,600	Murata Manufacturing Co. Ltd. (Electronic Components)	12,504
12,700	Nintendo Co. Ltd. (Home Entertainment Software)	3,432
133,200	Nissan Motor Co. Ltd. (Automobile Manufacturers)	1,182
70,400	Oracle Corp. Japan (Systems Software)	2,933
164,000	Sankyo Co. Ltd. (Leisure Products)	8,411
11,000	SHIMAMURA Co. Ltd. (Apparel Retail)	970
234,900	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	11,680
56,500	SMC Corp. (Industrial Machinery)	9,301
656,700	SOFTBANK Corp. (Wireless Telecommunication Services)	26,217
27,100	SONY Corp. (Electronic Equipment & Instruments)	868
766,800	Sony Financial Holdings, Inc. (Life & Health Insurance)	15,214
504,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	2,515
314,500	Sumitomo Corp. (Trading Companies & Distributors)	4,497
31,800	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	989
80,200	Suzuki Motor Corp. (Automobile Manufacturers)	1,793
146,000	Sysmex Corp. (Health Care Equipment)	5,165
32,200	TDK Corp. (Electronic Components)	1,903
43,200	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,155
139,500	Tokyo Electron Ltd. (Semiconductor Equipment)	7,691
366,900	Toyota Motor Corp. (Automobile Manufacturers)	14,780
208,100	Trend Micro, Inc. (Systems Software)	5,543
5,494	Yahoo Japan Corp. (Internet Software & Services)	1,966
		257,814
	Jersey — 0.48%
152,341	Petrofac Ltd. (Oil & Gas Equipment & Services)	3,639
173,955	Shire PLC (Pharmaceuticals)	5,053
		8,692
	Luxembourg — 0.36%
55,632	SES - FDR (Cable & Satellite)	1,431
200,980	SES - FDR, Class - A (Cable & Satellite)	5,176
		6,607
	Malaysia — 0.06%
410,000	CIMB Group Holdings Berhad (Diversified Banks)	1,111

	Mexico — 0.28%
87,100	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services)	5,061

	Netherlands — 6.34%
334,398	Akzo Nobel NV (Diversified Chemicals)	22,972
265,247	ASML Holding NV (Semiconductor Equipment)	11,689
42,772	ASML Holding NV - NYS (Semiconductor Equipment) (a)	1,903
335,198	European Aeronautic Defence and Space Co. (Aerospace & Defense) (a)	9,756
18,721	Fugro NV (Oil & Gas Equipment & Services)	1,650
141,234	Gemalto NV (Computer Storage & Peripherals)	6,945
576,353	ING Groep NV (Other Diversified Financial Services) (a)	7,294
28,400	Koninklijke DSM NV (Diversified Chemicals)	1,745
675,094	Koninklijke KPN NV (Integrated Telecommunication Services)	11,498
1,470,045	Reed Elsevier NV (Publishing)	18,914
612,865	TNT NV (Air Freight & Logistics)	15,719
225,380	Wolters Kluwer NV (Publishing)	5,269
		115,354
	Norway — 0.65%
292,040	Aker Solutions ASA (Oil & Gas Equipment & Services)	6,715
142,388	Seadrill Ltd. (Oil & Gas Drilling)	5,152
		11,867

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Papua New Guinea — 0.24%
595,042	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	$4,381

	Poland — 0.12%
10,300	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance) (b)	1,292
141,200	Telekomunikacja Polska SA (Integrated Telecommunication Services)	876
		2,168
	Portugal — 0.04%
166,088	Banco Espirito Santo SA - Registered (Diversified Banks)	680

	Russia — 0.79%
446,733	Gazprom - Sponsored ADR (Integrated Oil & Gas)	14,447

	Singapore — 1.08%
142,908	City Developments Ltd. (Diversified Real Estate Activities)	1,306
379,596	DBS Group Holdings Ltd. (Diversified Banks)	4,410
1,989,382	Genting Singapore PLC (Casinos & Gaming) (a)	3,236
2,120,000	Hutchison Port Holdings Trust (Marine Ports & Services) (a)(b)	2,099
488,000	Olam International Ltd. (Food Distributors)	1,084
643,000	Singapore Airlines Ltd. (Airlines)	6,980
125,000	Wilmar International Ltd. (Industrial Conglomerates)	542
		19,657
	South Korea — 2.59%
87,800	Hynix Semiconductor, Inc. (Semiconductors)	2,506
25,005	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	11,810
6,400	Hyundai Mobis (Auto Parts & Equipment)	1,911
240,713	KT&G Corp. (Tobacco)	12,533
13,060	LG Chem Ltd. (Commodity Chemicals)	5,478
15,210	Samsung Electronics Co. Ltd. (Semiconductors)	12,926
		47,164
	Spain — 2.22%
63,050	Amadeus IT Holding SA, A Shares (Data Processing & Outsourced Services) (a)(b)	1,206
773,407	Banco Santander SA (Diversified Banks)	8,978
530,628	Enagas (Gas Utilities)	11,970
72,715	Industria de Diseno Textil SA (Apparel Retail)	5,834
168,412	Repsol YPF SA (Integrated Oil & Gas) (b)	5,769
109,163	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	6,562
		40,319
	Sweden — 1.38%
128,650	Assa Abloy AB, Class - B (Building Products)	3,701
130,713	Hennes & Mauritz AB, B Shares (Apparel Retail)	4,343
214,086	Sandvik AB (Industrial Machinery)	4,041
1,012,108	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	9,031
148,472	Svenska Cellulosa AB, B Shares (Paper Products)	2,391
46,400	Svenska Handelsbanken AB, A Shares (Diversified Banks)	1,522
		25,029
	Switzerland — 8.71%
201,205	ABB Ltd. - Registered (Heavy Electrical Equipment)	4,834
137,978	Adecco SA (Human Resource & Employment Services)	9,076
28,175	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	1,628
24,493	Credit Suisse Group AG (Diversified Capital Markets)	1,041
12,031	Givaudan SA - Registered (Specialty Chemicals)	12,100
86,295	Holcim Ltd. - Registered (Construction Materials) (b)	6,504
10,608	Kuehne + Nagel International AG - Registered (Marine)	1,485
318,337	Nestle SA (Packaged Foods & Meats)	18,254
417,645	Novartis AG - Registered (Pharmaceuticals)	22,661
137,734	Roche Holding AG - Genusscheine (Pharmaceuticals)	19,681
4,886	Sonova Holding AG - Registered (Health Care Equipment)	435
12,988	Swisscom AG - Registered (Integrated Telecommunication Services)	5,792
18,360	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	5,969
12,536	Synthes, Inc. (Health Care Equipment)	1,696
22,148	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	9,796
15,022	The Swatch Group AG - Registered (Apparel, Accessories & Luxury Goods)	1,194
27,000	Transocean Ltd. (Oil & Gas Drilling) (a)	2,123
1,300,384	UBS AG - Registered (Diversified Capital Markets) (a)	23,339
38,694	Zurich Financial Services AG (Multi-line Insurance)	10,834
		158,442
	United Kingdom — 15.45%
59,678	Anglo American PLC (Diversified Metals & Mining)	3,070
77,462	ARM Holdings PLC (Semiconductors)	714
85,000	Autonomy Corp. PLC (Application Software) (a)	2,166
1,447,309	Aviva PLC (Multi-line Insurance)	10,047
1,066,842	Balfour Beatty PLC (Construction & Engineering)	5,883
3,388,776	Barclays PLC (Diversified Banks)	15,086
542,048	BG Group PLC (Integrated Oil & Gas)	13,485
174,891	BHP Billiton PLC (Diversified Metals & Mining)	6,901
430,421	British American Tobacco PLC (Tobacco)	17,274

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
1,181,800	Cable & Wireless Worldwide PLC (Alternative Carriers)	$994
1,295,700	Cairn Energy PLC (Oil & Gas Exploration & Production) (a)	9,604
100,700	Diageo PLC (Distillers & Vintners)	1,914
4,012,500	Dixons Retail PLC (Computer & Electronics Retail) (a)	809
309,112	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	4,643
651,998	Experian PLC (Research and Consulting Services)	8,074
1,497,000	GKN PLC (Auto Parts & Equipment)	4,824
990,473	HSBC Holdings PLC (Diversified Banks)	10,184
1,283,600	HSBC Holdings PLC (HK) (Diversified Banks)	13,491
452,536	Imperial Tobacco Group PLC (Tobacco)	13,987
2,126,086	Kingfisher PLC (Home Improvement Retail)	8,386
5,180,400	Lloyds Banking Group PLC (Diversified Banks) (a)	4,827
934,466	Michael Page International PLC (Human Resource & Employment Services)	7,704
192,500	National Grid PLC (Multi-Utilities)	1,834
272,700	Premier Farnell PLC (Technology Distributors)	1,187
337,561	Prudential PLC (Life & Health Insurance)	3,825
1,516,744	Rexam PLC (Metal & Glass Containers)	8,841
274,128	Rio Tinto PLC (Diversified Metals & Mining)	19,255
1,678,046	Rolls-Royce Group PLC (Aerospace & Defense)	16,661
54,000	Rotork PLC (Industrial Machinery)	1,512
133,868	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	4,865
9,100	Shire PLC - Sponsored ADR (Pharmaceuticals)	793
167,396	Standard Chartered PLC (Diversified Banks)	4,342
2,923,112	Tesco PLC (Food Retail)	17,864
78,813	Tullow Oil PLC (Oil & Gas Exploration & Production)	1,830
4,377,709	Vodafone Group PLC (Wireless Telecommunication Services)	12,394
26,600	Whitbread PLC (Restaurants)	704
1,036,602	WPP PLC (Broadcasting)	12,778
361,554	Xstrata PLC (Diversified Metals & Mining)	8,450
		281,202
	United States — 0.14%
45,115	Accenture PLC, Class - A (IT Consulting & Other Services)	2,480
	Total Common Stocks	1,741,852

	Preferred Stock — 0.05%
	Brazil — 0.05%
24,100	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	856
	Total Preferred Stock	856

	Time Deposit — 2.56%
$46,491	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/11	46,491
	Total Time Deposit	46,491
	Total Investments (cost $1,576,743) — 98.34%	1,789,199

	Other assets in excess of liabilities — 1.66%	30,250

	Net Assets — 100.00%	$1,819,449

(a)	Represents non-income producing security.
(b)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued in good faith under procedures established by the Board of Trustees.
ADR	- American Depositary Receipt
FDR	- Fiduciary Depositary Receipt
GDR	- Global Depositary Receipt
NYS	- New York Registered Shares
REITs	- Real Estate Investment Trusts
RSP	- Retirement Savings Shares

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
6,133,982	Euro	Bank of America	4/4/11	$8,442	$8,691	$249
5,469,874	Euro	Credit Suisse	4/8/11	7,630	7,749	119
426,657,439	Japanese Yen	Bank of America	4/4/11	5,345	5,131	(214)
269,457,541	Japanese Yen	Bank of America	4/4/11	3,415	3,240	(175)
628,455,664	Japanese Yen	Credit Suisse	4/8/11	7,965	7,557	(408)
	Total Currencies Purchased			$32,797	$32,368	$(429)
	Currencies Sold
3,822,547	Euro	Bank of America	4/4/11	$5,344	$5,416	$(72)
2,438,916	Euro	Bank of America	4/4/11	3,415	3,456	(41)
5,687,176	Euro	Credit Suisse	4/8/11	7,965	8,057	(92)
5,438,162	Euro	Bank of New York	4/28/11	7,731	7,702	29
696,114,980	Japanese Yen	Bank of America	4/4/11	8,442	8,371	71
628,455,664	Japanese Yen	Credit Suisse	4/8/11	7,630	7,557	73
147,466,122	Japanese Yen	UBS Warburg	4/15/11	1,777	1,773	4
121,100,216	Japanese Yen	UBS Warburg	4/15/11	1,493	1,456	37
	Total Currencies Sold			$43,797	$43,788	$9
	Net Unrealized Appreciation/(Depreciation)					$(420)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Institutional International Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Total

Common Stocks	24.93%	39.49%	32.92%	97.34%
Preferred Stock	-	0.05%	-	0.05%
Time Deposit	1.17%	0.73%	0.71%	2.61%
Total Investments	26.10%	40.27%	33.63%	100.00%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 88.55%
	Bermuda — 0.32%
866,000	Cosco Pacific Ltd. (Marine Ports & Services)	$1,639

	Brazil — 11.64%
182,128	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	3,779
167,913	Banco do Brasil SA (Diversified Banks)	3,030
123,500	Banco do Estado do Rio Grande do Sul SA (Diversified Banks)	1,542
53,630	Banco Santander Brasil SA - Sponsored ADR (Diversified Banks)	657
109,500	BR Malls Participacoes SA (Real Estate Services)	1,129
1,410	Brasil Telecom SA - ADR (Integrated Telecommunication Services)	38
131,600	Braskem SA - Preferred, Class - A (Commodity Chemicals)	1,732
12,700	Centrais Eletricas Brasileiras SA (Electric Utilities)	193
25,400	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Water Utilities)	1,492
42,200	Cielo SA (Data Processing & Outsourced Services)	358
122,000	Companhia de Bebidas das Americas - Sponsored ADR (Brewers)	3,454
19,100	Companhia de Saneamento de Minas Gerais - Copasa MG (Water Utilities)	321
32,000	Companhia de Tecidos Norte de Minas (Textiles)	95
27,950	Companhia Energetica de Minas Gerais - Preferred (Electric Utilities)	532
22,700	Companhia Paranaense de Energia-Copel - Sponsored ADR (Electric Utilities)	631
138,000	Embraer SA (Aerospace & Defense)	1,142
26,200	Fibria Celulose SA - Sponsored ADR (Paper Products) (a)	430
5,100	Gerdau SA - Preferred (Steel)	63
24,440	Gerdau SA - Sponsored ADR (Steel)	305
36,100	Gol Linhas Aereas Inteligentes SA - ADR (Airlines)	496
32,500	Grendene SA (Footwear)	193
186,300	Itau Unibanco Holding SA (Diversified Banks)	4,425
3,850	Itau Unibanco Holding SA - Sponsored ADR (Diversified Banks)	93
244,576	Itausa - Investimentos Itau SA - Preferred (Diversified Banks)	1,909
111,400	JBS SA (Packaged Foods & Meats)	401
89,900	MRV Engenharia e Participacoes SA (Homebuilding)	719
61,500	Natura Cosmeticos SA (Personal Products)	1,733
45,000	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production) (a)	540
342,100	PDG Realty SA Empreendimentos e Participacoes (Diversified Real Estate Investment Trusts)	1,903
118,590	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	4,795
7,760	Porto Seguro SA (Multi-line Insurance)	131
46,100	Redecard SA (Data Processing & Outsourced Services)	677
110,925	Suzano Papel e Celulose SA (Paper Products)	1,037
24,290	Tele Norte Leste Participacoes SA - Sponsored ADR (Integrated Telecommunication Services)	426
106,300	Tim Participacoes SA - Preferred (Wireless Telecommunication Services)	456
62,300	Tractebel Energia SA (Independent Power Producers & Energy Traders)	1,050
120,000	Ultrapar Participacoes SA - Preferred (Oil & Gas Storage & Transportation)	1,989
403,490	Vale SA - Sponsored ADR (Steel)	13,456
32,000	Vivo Participacoes SA - Preferred (Wireless Telecommunication Services)	1,273
		58,625
	Cayman Islands — 0.29%
641,000	China Shanshui Cement Group Ltd. (Construction Materials)	599
1,390,000	GCL-Poly Energy Holdings Ltd. (Semiconductor Equipment)	854
		1,453
	China — 9.14%
1,195,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks) (a)	677
378,000	Asia Cement China Holdings Corp. (Construction Materials)	237
7,184,100	Bank of China Ltd., H Shares (Diversified Banks)	3,999
147,000	Bank of Communications Co. Ltd., H Shares (Diversified Banks)	162
438,500	BBMG Corp., H Shares (Construction Materials)	716
808,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	426
600,500	BYD Electronic International Co. Ltd. (Communications Equipment)	382
630,000	Chaoda Modern Agriculture Holdings Ltd. (Agricultural Products)	391
596,000	China Bluechemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	488
286,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	390
5,858,250	China Construction Bank Corp., H Shares (Diversified Banks)	5,490
2,349,000	China Datang Corp. Renewable Power Co. Ltd., H Shares (Independent Power Producers & Energy Traders)	701
328,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	1,231
1,450	China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services)	67
10,600	China Pacific Insurance Group Co. Ltd., H Shares (Multi-line Insurance)	45
1,300	China Petroleum & Chemical Corp. - Sponsored ADR (Integrated Oil & Gas)	131

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
2,774,816	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	$2,783
1,428,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	305
323,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	335
414,000	China Railway Group Ltd., H Shares (Construction & Engineering)	267
1,442,000	China Telecom Corp. Ltd., H Shares (Integrated Telecommunication Services)	881
722,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	1,229
1,875,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products)	306
265,000	Golden Eagle Retail Group Ltd. (Department Stores)	572
343,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers)	417
3,550	Huaneng Power International, Inc. - Sponsored ADR (Electric Utilities)	83
586,000	Huaneng Power International, Inc., H Shares (Independent Power Producers & Energy Traders)	343
7,052,440	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	5,857
87,800	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Coal & Consumable Fuels)	617
264,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	881
276,000	Maanshan Iron & Steel Co. Ltd., H Shares (Steel)	149
7,700	New Oriental Education & Technology Group, Inc. - Sponsored ADR (Education Services) (a)	770
1,150	PetroChina Co. Ltd. - Sponsored ADR (Integrated Oil & Gas)	175
2,182,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	3,305
892,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	1,076
46,500	Ping An Insurance Group Co. of China Ltd., H Shares (Life & Health Insurance)	471
3,356,000	Renhe Commercial Holdings (Real Estate Operating Companies)	626
816,000	Shanghai Electric Group Co. Ltd., H Shares (Heavy Electrical Equipment)	408
336,000	Shimao Property Holdings Ltd. (Real Estate Development)	476
950,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	231
1,108,000	Soho China Ltd. (Real Estate Development)	950
124,400	Tencent Holdings Ltd. (Internet Software & Services)	3,031
168,000	TPV Technology Ltd. (Computer Storage & Peripherals)	101
207,500	Weiqiao Textile Co. Ltd., H Shares (Textiles)	206
212,000	Xinao Gas Holdings Ltd. (Gas Utilities)	660
560,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	2,037
126,500	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	566
424,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	386
		46,033
	Colombia — 0.61%
18,300	BanColombia SA - Sponsored ADR (Diversified Banks)	1,147
618,595	Ecopetrol SA (Integrated Oil & Gas)	1,283
31,523	Grupo de Inversiones Suramericana SA (Multi-Sector Holdings)	625
		3,055
	Czech Republic — 1.35%
72,454	CEZ A/S (Electric Utilities)	3,706
9,776	Komercni Banka A/S (Diversified Banks)	2,469
25,693	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	602
		6,777
	Egypt — 1.00%
99,230	Al Ezz Steel Rebars SAE (Steel)	174
232,273	Commercial International Bank Egypt SAE (Diversified Banks)	1,273
15,549	Egyptian Co. for Mobile Services (Wireless Telecommunication Services)	411
88,577	Egyptian Financial Group - Hermes Holding (Investment Banking & Brokerage)	326
18,521	ELSwedy Cables Holding, Co. (Electrical Components & Equipment)	121
3,577	National Societe Generale Bank (Diversified Banks)	23
23,988	Orascom Construction Industries (Construction & Engineering)	991
9,756	Orascom Construction Industries - GDR (Construction & Engineering)	410
242,385	Orascom Telecom Holding SAE (Wireless Telecommunication Services)	177
75,235	Orascom Telecom Holding SAE - GDR, Registered Shares (Wireless Telecommunication Services)	277
39,603	Orascom Telecom Holding SAE - Registered GDR (Wireless Telecommunication Services)	144
437,005	Talaat Moustafa Group (Real Estate Development)	332
123,818	Telecom Egypt (Integrated Telecommunication Services)	359
		5,018
	Hong Kong — 3.58%
652,000	Agile Property Holdings Ltd. (Real Estate Development)	1,028

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
325,000	Anta Sports Products Ltd. (Apparel, Accessories & Luxury Goods)	$505
1,466,000	China Dongxiang Group Co. (Apparel, Accessories & Luxury Goods)	464
650,500	China Mobile Ltd. (Wireless Telecommunication Services)	5,992
108,000	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	259
1,723,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	4,342
2,269,453	Evergrande Real Estate Group Ltd. (Real Estate Development)	1,249
744,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Development)	1,108
116,500	Kingboard Chemical Holdings Ltd. (Electronic Components)	612
758,000	Lenovo Group Ltd. (Computer Hardware)	432
204,921	NWS Holdings Ltd. (Industrial Conglomerates)	313
218,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	835
144,000	Weichai Power Co. Ltd., H Shares (Construction & Farm Machinery & Heavy Trucks)	875
		18,014
	India — 5.05%
9,963	ACC Ltd. (Construction Materials)	240
20,826	Axis Bank Ltd. (Diversified Banks)	656
18,939	Bajaj Auto Ltd. (Motorcycle Manufacturers)	621
27,470	Bank of India (Diversified Banks)	293
31,680	Bharti Airtel Ltd. (Wireless Telecommunication Services)	254
15,820	Dr. Reddy's Laboratories Ltd. (Pharmaceuticals)	582
74,323	GAIL India Ltd. (Gas Utilities)	773
24,200	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	154
18,505	HDFC Bank Ltd. (Diversified Banks)	974
224,723	Hindalco Industries Ltd. (Aluminum)	1,054
107,635	Hindustan Unilever Ltd. (Household Products)	693
85,323	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	1,342
64,155	ICICI Bank Ltd. (Diversified Banks)	1,606
122,630	India Cements Ltd. (Construction Materials)	263
58,910	India Cements Ltd. - Sponsored GDR (Construction Materials) (b)(c)	253
35,873	Infosys Technologies Ltd. (IT Consulting & Other Services)	2,608
310,108	ITC Ltd. (Tobacco)	1,266
9,813	Larsen & Toubro Ltd. (Construction & Engineering)	364
82,940	Mahanagar Telephone Nigam Ltd. - Sponsored ADR (Integrated Telecommunication Services)	170
56,563	Mahindra & Mahindra Ltd. (Automobile Manufacturers)	888
50,540	NMDC Ltd. (Diversified Metals & Mining)	322
67,756	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	443
10,040	Patni Computer Systems Ltd. (IT Consulting & Other Services)	107
124,547	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	2,930
11,080	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (b)(c)	521
42,270	Rolta India Ltd. (IT Consulting & Other Services)	131
57,050	Rolta India Ltd. - Sponsored GDR (IT Consulting & Other Services) (b)(c)	177
31,687	Rural Electrification Corp. Ltd. (Specialized Finance)	180
14,540	Siemens India Ltd. (Industrial Conglomerates)	287
4,780	State Bank of India - Sponsored GDR (Diversified Banks) (b)(c)	593
15,346	State Bank of India Ltd. (Diversified Banks)	952
55,160	Steel Authority of India Ltd. (Steel)	210
81,180	Sterlite Industries India Ltd. (Diversified Metals & Mining)	316
50	Sterlite Industries India Ltd. - ADR (Diversified Metals & Mining)	1
46,225	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	459
49,991	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	1,327
35,316	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	989
30,498	Tata Steel Ltd. (Steel)	426
		25,425
	Indonesia — 2.22%
132,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	35
15,000	PT Astra Agro Lestari Tbk (Agricultural Products)	39
289,500	PT Astra International Tbk (Automobile Manufacturers)	1,896
731,000	PT Bank Central Asia Tbk (Diversified Banks)	584
1,110,230	PT Bank Mandiri Tbk (Diversified Banks)	867
1,973,000	PT Bank Negara Indonesia Persero Tbk (Diversified Banks)	901
1,811,000	PT Bank Rakyat Indonesia Tbk (Diversified Banks)	1,196
3,481,000	PT Bumi Resources Tbk (Coal & Consumable Fuels)	1,339
2,707,000	PT Charoen Pokphand Indonesia Tbk (Agricultural Products)	630
1,366,500	PT Indofood Sukses Makmur Tbk (Packaged Foods & Meats)	848
419,000	PT Indosat Tbk (Wireless Telecommunication Services)	255
356,000	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	117
1,300,000	PT Perusahaan Gas Negara Tbk (Gas Utilities)	582

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
676,000	PT Semen Gresik Persero Tbk (Construction Materials)	$707
1,386,500	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	1,171
		11,167
	Israel — 0.02%
1,720	Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	86

	Malaysia — 0.27%
431,700	Genting Malaysia Berhad (Casinos & Gaming)	525
177,662	Malayan Banking Berhad (Diversified Banks)	526
162,500	Tenaga Nasional Berhad (Electric Utilities)	335
		1,386
	Mexico — 3.75%
111,600	Alfa SAB, Class - A (Industrial Conglomerates)	1,445
120,800	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services)	7,019
5,600	Coca-Cola Femsa SAB de CV - Sponsored ADR (Soft Drinks)	431
263,100	Compartamos SAB de CV (Consumer Finance) (a)	474
225,200	Consorcio ARA SAB de CV (Homebuilding)	139
22,720	Desarrolladora Homex SA de CV - Sponsored ADR (Homebuilding)	619
26,000	Fomento Economico Mexicano SAB de CV - Sponsored ADR (Soft Drinks)	1,526
59,000	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Airport Services)	252
57,400	Grupo Continental SAB (Soft Drinks)	194
94,800	Grupo Financiero Banorte SAB de CV (Diversified Banks)	446
625,000	Grupo Mexico SAB de CV - Series B (Diversified Metals & Mining)	2,344
33,600	Grupo Modelo SAB de CV - Series C (Brewers)	202
45,100	Grupo Televisa SA - Sponsored ADR (Broadcasting) (a)	1,106
16,600	Industrias CH SAB, Series B (Steel)	68
99,300	Kimberly-Clark de Mexico SAB de CV, Class - A (Household Products)	618
201,400	Mexichem SAB de CV (Commodity Chemicals)	757
417,300	Wal-Mart de Mexico SAB de CV - Series V (Hypermarkets & Super Centers)	1,253
		18,893
	Netherlands — 0.09%
27,956	New World Resources NV, Class - A (Diversified Metals & Mining)	456
	Peru — 1.31%
82,100	Compania de Minas Buenaventura SA - Sponsored ADR (Gold)	3,528
29,300	Credicorp Ltd. (Diversified Banks)	3,074
		6,602
	Philippines — 1.36%
	Aboitiz Power Corp. (Independent Power Producers & Energy Traders)	345
1,249,000	Alliance Global Group, Inc. (Food Distributors)	343
1,926,900	Ayala Land, Inc. (Diversified Real Estate Activities)	688
703,257	Bank of the Philippine Islands (Diversified Banks)	928
5,955,100	Energy Development Corp. (Independent Power Producers & Energy Traders)	825
263,130	First Philippine Holdings Corp. (Electric Utilities)	348
3,945,000	Metro Pacific Investments Corp. (Multi-Sector Holdings)	296
433,599	Metropolitan Bank & Trust Co. (Diversified Banks)	642
21,500	Philippine Long Distance Telephone Co. - Sponsored ADR (Wireless Telecommunication Services)	1,150
73,380	SM Investments Corp. (Industrial Conglomerates)	878
1,512,800	SM Prime Holdings, Inc. (Real Estate Operating Companies)	391
		6,834
	Poland — 1.42%
23,090	Asseco Poland SA (Systems Software)	438
13,163	Bank Pekao SA (Diversified Banks)	789
25,626	KGHM Polska Miedz SA (Diversified Metals & Mining)	1,627
73,034	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	1,355
118,437	Powszechna Kasa Oszczednosci Bank Polski SA (Diversified Banks)	1,824
3,155	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	396
116,853	Telekomunikacja Polska SA (Integrated Telecommunication Services)	725
		7,154
	Russia — 11.26%
727	Federal Hydrogenerating Co. - ADR (Electric Utilities)	4
504,191	Gazprom (Integrated Oil & Gas)	16,321
81,123	Gazprom - Sponsored ADR (Integrated Oil & Gas)	2,624
55,753	Globaltrans Investment PLC - Sponsored GDR Registered (Railroads)	1,025
3,729,706	IDGC Holding JSC (Electric Utilities)	632
14,133	LUKOIL (Integrated Oil & Gas)	1,003
87,150	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	6,222
23,900	Mechel - Sponsored ADR (Steel)	736
143,250	Mining and Metallurgical Co. Norilsk Nickel (Diversified Metals & Mining)	3,788
4,216	Mining and Metallurgical Co. Norilsk Nickel - ADR (Diversified Metals & Mining)	111
28,246	NovaTek OAO - Sponsored GDR Registered (Oil & Gas Exploration & Production)	3,926

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
21,040	Novolipetsk Steel - GDR Registered (Steel)	$926
32,631	Polymetal (Precious Metals & Minerals) (b)	621
1,348	Polymetal - Registered GDR (Precious Metals & Minerals)	25
226,685	Rosneft Oil Co. (Integrated Oil & Gas) (b)	2,125
19,660	Rosneft Oil Co. - Sponsored GDR (Integrated Oil & Gas) (b)(c)	180
7,210,055	Rushydro (Electric Utilities) (b)	360
1,743,281	Sberbank (Diversified Banks)	6,551
111,744	Severstal (Diversified Metals & Mining) (b)	2,179
55,830	Sistema JSFC - Sponsored GDR Registered (Wireless Telecommunication Services)	1,625
32,817	Tatneft - Sponsored ADR (Oil & Gas Exploration & Production)	1,450
41,940	VimpelCom Ltd. - Sponsored ADR (Wireless Telecommunication Services)	592
1,057,318,405	VTB Bank OJSC (Diversified Banks) (b)	3,679
		56,705
	South Africa — 4.38%
19,414	ABSA Group Ltd. (Diversified Banks)	392
67,091	African Bank Investments Ltd. (Other Diversified Financial Services)	376
12,538	Anglo Platinum Ltd. (Precious Metals & Minerals)	1,294
13,432	AngloGold Ashanti Ltd. (Gold)	645
31,474	ArcelorMittal South Africa Ltd. (Steel)	419
23,260	Aveng Ltd. (Construction & Engineering)	123
13,356	Bidvest Group Ltd. (Industrial Conglomerates)	294
14,077	Exxaro Resources Ltd. (Diversified Metals & Mining)	345
223,130	FirstRand Ltd. (Other Diversified Financial Services)	664
36,882	Gold Fields Ltd. (Gold)	647
174,703	Growthpoint Properties Ltd. (Specialized Real Estate Investment Trusts)	447
30,433	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	882
24,870	Imperial Holdings Ltd. (Distributors)	420
45,510	JD Group Ltd. (Home Improvement Retail)	326
8,169	Kumba Iron Ore Ltd. (Steel)	578
163,837	Life Healthcare Group Holdings Pte Ltd. (Health Care Facilities)	385
82,108	MMI Holdings Ltd. (Life & Health Insurance)	202
123,423	MTN Group Ltd. (Wireless Telecommunication Services)	2,495
179,912	Murray & Roberts Holdings Ltd. (Construction & Engineering)	707
11,483	Naspers Ltd., N Shares (Cable & Satellite)	619
25,050	Nedbank Group Ltd. (Diversified Banks)	525
26,386	Remgro Ltd. (Multi-Sector Holdings)	435
16,543	Reunert Ltd. (Industrial Conglomerates)	144
105,349	RMB Holdings Ltd. (Other Diversified Financial Services)	437
24,996	Royal Bafokeng Platinum Ltd. (Precious Metals & Minerals)	231
117,932	Sanlam Ltd. (Life & Health Insurance)	482
104,646	Sappi Ltd. (Paper Products)	555
40,699	Sasol Ltd. (Integrated Oil & Gas)	2,359
34,611	Shoprite Holdings Ltd. (Hypermarkets & Super Centers)	532
128,319	Standard Bank Group Ltd. (Diversified Banks)	1,976
92,022	Steinhoff International Holdings Ltd. (Home Furnishings)	343
42,950	Telkom South Africa Ltd. (Integrated Telecommunication Services)	235
17,230	The Spar Group Ltd. (Food Distributors)	242
29,306	Truworths International Ltd. (Apparel Retail)	306
49,950	Vodacom Group Ltd. (Wireless Telecommunication Services)	587
97,705	Woolworths Holdings Ltd. (Department Stores)	404
		22,053
	South Korea — 16.20%
2,158	CJ Cheiljedang Corp. (Packaged Foods & Meats)	453
20,730	Daegu Bank (Regional Banks)	340
15,976	Daelim Industrial Co. Ltd. (Construction & Engineering)	1,559
26,290	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	816
33,470	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	1,529
2,095	GLOVIS Co. Ltd. (Air Freight & Logistics)	298
31,433	GS Holdings (Oil & Gas Refining & Marketing)	2,677
48,360	Hana Financial Group, Inc. (Diversified Banks)	2,092
21,713	Hanwha Corp. (Commodity Chemicals)	1,002
2,410	Hite Brewery Co. Ltd. (Brewers)	238
4,122	Honam Petrochemical Corp. (Commodity Chemicals)	1,456
5,480	Hyundai Department Store Co. Ltd. (Department Stores)	710
9,550	Hyundai Development Co. (Construction & Engineering)	277
6,956	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	3,286
15,247	Hyundai Mobis (Auto Parts & Equipment)	4,553
30,021	Hyundai Motor Co. Ltd. (Automobile Manufacturers)	5,557
9,203	Hyundai Steel Co. (Steel)	1,175
124,720	Industrial Bank of Korea (Diversified Banks)	2,149
4,270	Jinro Ltd. (Distillers & Vintners)	140

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
52,490	Kangwon Land, Inc. (Casinos & Gaming)	$1,218
12,274	KB Financial Group, Inc. (Diversified Banks)	644
5,290	KB Financial Group, Inc. - Sponsored ADR (Diversified Banks) (a)	276
1,851	KCC Corp. (Building Products)	614
13,370	Korea Electric Power Corp. (Electric Utilities)	328
1,900	Korea Electric Power Corp. - Sponsored ADR (Electric Utilities) (a)	23
174,440	Korea Exchange Bank (Diversified Banks)	1,538
1,581	Korea Zinc Co. Ltd. (Diversified Metals & Mining)	575
22,961	Korean Reinsurance Co. (Reinsurance)	268
52,860	KT Corp. (Integrated Telecommunication Services)	1,875
4,500	KT Corp. - Sponsored ADR (Integrated Telecommunication Services)	88
46,681	KT&G Corp. (Tobacco)	2,430
8,545	LG Chem Ltd. (Commodity Chemicals)	3,584
32,975	LG Corp. (Industrial Conglomerates)	2,460
1,285	LG Electronics, Inc. (Consumer Electronics)	123
3,009	LG Household & Health Care Ltd. (Household Products)	1,129
2,261	Nong Shim Co. Ltd. (Packaged Foods & Meats)	501
8,900	POSCO (Steel)	4,098
1,300	POSCO - Sponsored ADR (Steel)	149
18,823	Samsung Electronics Co. Ltd. (Semiconductors)	15,996
4,004	Samsung Electronics Co. Ltd. - Preferred (Semiconductors)	2,282
8,320	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance) (a)	1,840
76,160	Shinhan Financial Group Co. Ltd. (Diversified Banks)	3,462
1,737	Shinsegae Co. Ltd. (Hypermarkets & Super Centers)	413
14,325	SK Holdings Co. Ltd. (Industrial Conglomerates)	2,155
14,052	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	2,095
13,840	SK Telecom Co. Ltd. - Sponsored ADR (Wireless Telecommunication Services)	260
35,950	Tong Yang Life Insurance Co. Ltd. (Life & Health Insurance)	423
3,112	Yuhan Corp. (Pharmaceuticals)	420
		81,574
	Taiwan — 5.37%
286,256	Acer, Inc. (Computer Hardware)	584
130,888	Advanced Semiconductor Engineering, Inc. (Semiconductors)	142
398,210	Asia Cement Corp. (Construction Materials)	448
108,700	Asustek Computer, Inc. (Computer Storage & Peripherals)	941
9,681	Asustek Computer, Inc. - Sponsored GDR (Computer Hardware) (b)(c)	419
642,000	AU Optronics Corp. (Electronic Components)	561
80,200	AU Optronics Corp. - Sponsored ADR (Electronic Components) (a)	704
58,000	Catcher Technology Co. Ltd. (Computer Storage & Peripherals)	287
280,850	Cathay Financial Holding Co. Ltd. (Life & Health Insurance)	464
446,480	China Steel Corp. (Steel)	534
984,616	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	837
114,108	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	356
216,000	Coretronic Corp. (Electronic Equipment & Instruments)	349
79,000	Delta Electronics, Inc. (Electronic Components)	313
31,000	E Ink Holdings, Inc. (Electronic Components)	50
457,400	Far Eastern New Century Corp. (Industrial Conglomerates)	707
74,000	Farglory Land Development Co. Ltd. (Real Estate Development)	158
10,359	First Financial Holding Co. Ltd. - Sponsored GDR (Diversified Banks) (b)(c)	177
65,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	247
481,000	Formosa Plastics Corp. (Commodity Chemicals)	1,694
601,121	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services)	799
109,000	Highwealth Construction Corp. (Real Estate Development)	229
413,000	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	1,447
60,844	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR (Electronic Manufacturing Services) (b)(c)	426
47,050	HTC Corp. (Computer Hardware)	1,841
334,000	KGI Securities Co. Ltd. (Investment Banking & Brokerage)	160
61,107	MediaTek, Inc. (Semiconductors)	703
333,000	Mega Financial Holding Co. Ltd. (Diversified Banks)	262
169,000	Nan Ya Printed Circuit Board Corp. (Electronic Components)	504
71,000	Novatek Microelectronics Corp. (Semiconductors)	209
47,639	Pegatron Corp. (Computer Storage & Peripherals)	54
502,620	Pou Chen Corp. (Footwear)	464
231,000	Powertech Technology, Inc. (Semiconductors)	724
55,293	Quanta Computer, Inc. - Sponsored GDR (Computer Hardware) (b)(c)	522
20,580	Siliconware Precision Industries Co. - Sponsored ADR (Semiconductors)	124
52,520	Silitech Technology Corp. (Electrical Components & Equipment)	133

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,271,000	SinoPac Financial Holdings Co. Ltd. (Diversified Banks)	$573
599,000	Taiwan Cooperative Bank (Diversified Banks)	471
71,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	209
185,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	435
1,138,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	2,733
60,170	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	733
130,000	Transcend Information, Inc. (Semiconductors)	356
145,000	Tripod Technology Corp. (Electronic Components)	639
80,000	U-Ming Marine Transport Corp. (Marine)	170
78,100	Uni-President Enterprises Corp. (Packaged Foods & Meats)	107
299,000	United Microelectronics Corp. (Semiconductors)	156
258,570	United Microelectronics Corp. - Sponsored ADR (Semiconductors)	706
327,398	Wistron Corp. (Computer Hardware)	519
43,000	Young Fast Optoelectronics Co. Ltd. (Electronic Components)	316
452,000	Yuanta Financial Holding Co. Ltd. (Investment Banking & Brokerage)	325
		27,021
	Tanzania — 0.10%
59,310	African Barrick Gold Ltd. (Gold)	515

	Thailand — 3.16%
313,800	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	934
36,700	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Diversified Banks)	211
403,800	Bangkok Bank Public Co. Ltd. - NVDR (Diversified Banks)	2,297
53,850	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	1,368
101,300	BEC World Public Co. Ltd. (Broadcasting)	113
1,138,700	Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products)	970
717,800	CP ALL Public Co. Ltd. (Department Stores)	950
50,800	Glow Energy Public Co. Ltd. (Independent Power Producers & Energy Traders)	71
423,300	Kasikornbank Public Co. Ltd. - NVDR (Diversified Banks)	1,778
72,800	Kasikornbank Public Co. Ltd., Foreign Shares (Diversified Banks)	317
2,541,600	Krung Thai Bank Public Co. Ltd. (Diversified Banks)	1,547
217,200	PTT Aromatics & Refining Public Co. Ltd. (Oil & Gas Refining & Marketing)	268
106,600	PTT Chemical Public Co. Ltd. (Commodity Chemicals)	522
206,400	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	1,229
237,100	PTT Public Co. Ltd. (Integrated Oil & Gas)	2,776
100,700	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	277
108,800	Thai Oil Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	300
		15,928
	Tokelau — 0.16%
56,222	Anadolu Efes Biracilik Ve Malt Sanayii AS (Brewers)	796

	Turkey — 3.75%
230,165	Akbank TAS (Diversified Banks)	1,118
177,623	Arcelik AS (Household Appliances)	822
151,220	Asya Katilim Bankasi AS (Diversified Banks)	295
24,653	BIM Birlesik Magazalar AS (Food Retail)	830
13,568	Eregli Demir ve Celik Fabrikalari TAS Erdemir (Steel)	36
222,374	Haci Omer Sabanci Holding AS (Multi-Sector Holdings)	1,034
405,721	Koc Holding AS (Industrial Conglomerates)	1,887
59,960	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	1,764
45,805	Turk Hava Yollari Anonim Ortakligi (Airlines)	128
394,381	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	1,983
34,554	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	205
2,860	Turkcell lletisim Hizmetleri AS - Sponsored ADR (Wireless Telecommunication Services)	43
703,136	Turkiye Garanti Bankasi AS (Diversified Banks)	3,289
160,659	Turkiye Halk Bankasi AS (Diversified Banks)	1,244
880,177	Turkiye Is Bankasi AS, Class - C (Diversified Banks)	2,817
88,078	Turkiye Vakiflar Bankasi TAO AS, Class - D (Diversified Banks)	220
404,480	Yapi ve Kredi Bankasi AS (Diversified Banks)	1,161
		18,876
	Ukraine — 0.03%
29,880	JKX Oil & Gas PLC (Oil & Gas Exploration & Production)	151

	United States — 0.73%
91,700	Southern Copper Corp. (Diversified Metals & Mining)	3,693
	Total Common Stocks	445,929

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stock — 2.06%
	Brazil — 2.06%
292,300	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	$10,388
	Total Preferred Stock	10,388

	Global Bond — 0.00%
	India — 0.00%
$2	Dr. Reddy’s Laboratories Ltd. (Pharmaceuticals) (b)	2
	Total Global Bond	2

	Mutual Funds — 6.75%
9,258,900	Alliance Money Market Fund Prime Portfolio, 0.12% (d)	9,259
12,784,130	Federated Prime Obligations Portfolio, 0.16% (d)	12,784
24,410	iShares MSCI Emerging Markets Index	1,188
18,540	iShares MSCI Taiwan Index Fund	276
213,900	Vanguard Emerging Markets ETF	10,464
	Total Mutual Funds	33,971

	Time Deposit — 0.15%
$766	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/11	766
	Total Time Deposit	766
	Total Investments (cost $415,573) — 97.52%	491,056

	Other assets in excess of liabilities — 2.48%	12,511

	Net Assets — 100.00%	$503,567

(a)	Represents non-income producing security.
(b)	Security was valued in good faith under procedures established by the Board of Trustees.
(c)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(d)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011.
ADR	- American Depositary Receipt
ETF	- Exchange Traded Fund
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depository Receipt

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Futures

Number of Contracts	Futures Contracts Positions ^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
145	FTSE/JSE TOP 40	$6,279	Jun-11	$329
120	H-Shares IDX Future	10,249	Apr-11	313
404	MSCI Taiwan Index Future	12,407	Apr-11	130
	Net Unrealized Appreciation/(Depreciation)			$772

^ Cash has been pledged as collateral for futures contracts held by the Portfolio

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/11 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
27,495,600	South African Rand	JP Morgan Chase	4/8/11	$3,979	$4,066	$87
342,000,000	Taiwan Dollar	Morgan Stanley	4/8/11	11,696	11,637	(59)
	Total Currencies Purchased			$15,675	$15,703	$28
	Net Unrealized Appreciation/(Depreciation)					$28

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Emerging Markets Portfolio	Boston Company Asset Management, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	11.03%	79.77%	90.80%
Preferred Stock	-	2.12%	2.12%
Global Bond	-	0.00%	0.00%
Mutual Funds	0.30%	6.62%	6.92%
Time Deposit	0.16%	-	0.16%
Total Investments	11.49%	88.51%	100.00%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.26%
$260	Citibank Omni Master Trust, Series 2009-A17, Class A17 (a)	4.90	11/15/18	$278
	Total Asset Backed Security			278

	Collateralized Mortgage Obligations — 2.31%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (b)	5.78	5/10/45	139
255	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (b)	5.69	4/10/49	271
210	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	217
190	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (b)	5.23	10/15/15	202
140	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (b)	5.28	4/10/37	141
255	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	273
110	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	114
200	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	206
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	25
140	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (b)	5.83	11/12/16	146
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (b)	5.45	2/12/44	268
190	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (b)	5.88	7/11/17	202
255	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (b)	5.90	7/15/17	273
	Total Collateralized Mortgage Obligations			2,477

	U.S. Government Agency Mortgages — 35.31%
600	Fannie Mae, 15 YR TBA	3.50	4/25/26	601
1,000	Fannie Mae, 15 YR TBA	4.50	4/25/26	1,048
700	Fannie Mae, 15 YR TBA	5.00	4/25/26	744
400	Fannie Mae, 15 YR TBA	5.50	4/25/26	433
300	Fannie Mae, 30 YR TBA	3.50	4/25/41	282
2,500	Fannie Mae, 30 YR TBA	5.50	5/25/41	2,666
700	Fannie Mae, 30 YR TBA	6.50	4/25/41	784
1,514	Fannie Mae, Pool #190405	4.00	10/1/40	1,491
717	Fannie Mae, Pool #256843	5.50	8/1/37	769
1,313	Fannie Mae, Pool #725228	6.00	3/1/34	1,445
1,192	Fannie Mae, Pool #889117	5.00	10/1/35	1,256
1,806	Fannie Mae, Pool #890221	5.50	12/1/33	1,947
1,402	Fannie Mae, Pool #959451	6.00	12/1/37	1,528
1,500	Fannie Mae, Pool #AD0527	5.50	6/1/39	1,608
439	Fannie Mae, Pool #AE0442	6.50	1/1/39	494
1,100	Fannie Mae, Pool #AH5988	5.00	3/1/41	1,153
1,200	Fannie Mae, Pool #AH6242	4.00	4/1/26	1,236
1,400	Fannie Mae, Pool #AH7521	4.50	3/1/41	1,428
1,200	Freddie Mac, 30 YR TBA	5.00	4/15/41	1,252
300	Freddie Mac, Gold 30 YR TBA	5.50	4/15/41	320
100	Freddie Mac, Gold 30 YR TBA	6.00	4/15/41	109
888	Freddie Mac, Pool #1B7911 (b)	2.71	12/1/40	894
1,301	Freddie Mac, Pool #A96286	4.00	1/1/41	1,279
3,800	Freddie Mac, Pool #A97692	4.50	3/1/41	3,866
824	Freddie Mac, Pool #C01598	5.00	8/1/33	865
1,156	Freddie Mac, Pool #G01665	5.50	3/1/34	1,242
781	Freddie Mac, Pool #G02794	6.00	5/1/37	852
700	Government National Mortgage Association, 30 YR TBA	4.00	4/15/41	700
1,100	Government National Mortgage Association, 30 YR TBA	4.50	4/15/41	1,134
800	Government National Mortgage Association, 30 YR TBA	4.50	4/20/41	824
700	Government National Mortgage Association, 30 YR TBA	5.00	4/15/41	742
800	Government National Mortgage Association, 30 YR TBA	5.00	4/20/41	849
400	Government National Mortgage Association, 30 YR TBA	5.50	4/20/40	432
100	Government National Mortgage Association, 30 YR TBA	5.50	4/15/41	108
300	Government National Mortgage Association, 30 YR TBA	6.00	4/20/40	327
200	Government National Mortgage Association, 30 YR TBA	6.50	4/15/41	226
271	Government National Mortgage Association, Pool #510835	5.50	2/15/35	295
103	Government National Mortgage Association, Pool #658181	5.50	11/15/36	112
283	Government National Mortgage Association, Pool #781959	6.00	7/15/35	311

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$248	Government National Mortgage Association, Pool #782523	5.00	11/15/35	$263
	Total U.S. Government Agency Mortgages			37,915

	U.S. Government Agency Securities — 5.38%
10	Fannie Mae	0.75	12/18/13	10
10	Fannie Mae	1.00	9/23/13	10
388	Fannie Mae, Callable 4/22/11 @ 100.00	1.05	10/22/13	386
299	Fannie Mae, Callable 6/2/11 @ 100.00	1.13	12/2/13	298
110	Fannie Mae, Callable 5/18/11 @ 100.00	1.15	11/18/14	108
152	Fannie Mae	1.63	10/26/15	148
33	Fannie Mae, Callable 5/17/11 @ 100.00	1.75	11/17/15	32
150	Fannie Mae	2.63	11/20/14	155
62	Fannie Mae	2.75	3/13/14	64
170	Fannie Mae (c)	3.65	10/9/19	116
50	Fannie Mae, Callable 4/18/11 @ 100.00	4.00	9/30/25	48
9	Fannie Mae	5.00	3/15/16	10
80	Fannie Mae	6.63	11/15/30	101
131	Fannie Mae	7.25	5/15/30	177
328	Fannie Mae, Series 1, Callable 6/28/11 @ 100.00	0.88	12/28/12	327
512	Fannie Mae, Series 2	1.25	6/22/12	517
50	Fannie Mae, Series 2, Callable 3/28/12 @ 100.00	1.50	3/28/14	50
385	Federal Home Loan Bank	0.88	8/22/12	387
350	Federal Home Loan Bank	1.75	3/8/13	355
40	Federal Home Loan Bank	3.63	10/18/13	42
75	Federal Home Loan Bank, Callable 1/13/12 @ 100.00	4.00	1/13/21	74
10	Federal Home Loan Bank	4.75	12/16/16	11
410	Federal Home Loan Bank, Series 656	5.38	5/18/16	467
371	Freddie Mac	1.63	4/15/13	377
402	Freddie Mac	2.88	2/9/15	416
372	Freddie Mac	4.13	9/27/13	399
106	Freddie Mac	5.25	4/18/16	120
470	Freddie Mac, Series 1	0.75	3/28/13	469
100	Tennessee Valley Authority	5.25	9/15/39	105
	Total U.S. Government Agency Securities			5,779

	Corporate Bonds — 25.17%
10	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	11
103	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	103
380	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	3.00	10/15/12	391
206	AT&T, Inc. (Diversified Telecommunication Services)	4.95	1/15/13	219
117	AT&T, Inc. (Diversified Telecommunication Services)	5.10	9/15/14	128
468	AT&T, Inc. (Diversified Telecommunication Services)	5.80	2/15/19	520
155	AT&T, Inc. (Diversified Telecommunication Services)	6.45	6/15/34	160
247	Aviation Capital Group (Transportation Infrastructure) (a)	6.75	4/6/21	248
370	Aviation Capital Group (Transportation Infrastructure) (a)	7.13	10/15/20	386
320	Baker Hughes, Inc. (Oil, Gas & Consumable Fuels)	5.13	9/15/40	303
250	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3.25	11/12/20	233
905	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	932
283	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	280
310	CC Holdings GS V LLC (Wireless Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	338
220	Cellco Partnership/Verizon Wireless Capital LLC (Diversified Telecommunication Services)	5.55	2/1/14	242
271	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	304
618	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	607
100	Citigroup Funding, Inc. (Diversified Financial Services)	1.88	10/22/12	102
136	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	148
418	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	463
248	Comcast Corp. (Media)	5.15	3/1/20	258
146	Comcast Corp. (Media)	6.45	3/15/37	150
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	433
83	Duke Energy Carolinas LLC, Series C (Electric Utilities)	7.00	11/15/18	99
263	E.I. du Pont de Nemours & Co. (Chemicals)	4.25	4/1/21	260
149	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	164

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$220	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	$205
137	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	7.50	7/1/38	158
346	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	9.00	4/15/19	437
425	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)	5.25	1/31/20	441
337	ERAC USA Finance Co. (Specialty Retail) (a)	5.25	10/1/20	347
142	ERAC USA Finance Co. (Specialty Retail) (a)	5.60	5/1/15	154
300	Exelon Generation Co. LLC (Electric Utilities)	6.20	10/1/17	332
207	Family Dollar Stores, Inc. (Specialty Retail)	5.00	2/1/21	203
600	General Electric Co. (Industrial Conglomerates)	5.00	2/1/13	639
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	196
342	Georgia Power Co. (Electric Utilities)	6.00	11/1/13	380
273	GlaxoSmithKline Capital, Inc. (Pharmaceuticals)	4.85	5/15/13	294
254	Goldman Sachs Group, Inc. (Diversified Financial Services)	3.25	6/15/12	262
351	Goldman Sachs Group, Inc. (Diversified Financial Services)	6.25	2/1/41	350
417	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	460
324	Hewlett-Packard Co. (Computers & Peripherals)	4.50	3/1/13	345
540	IBM Corp. (Computers & Peripherals)	7.63	10/15/18	676
429	Jefferies Group, Inc. (Capital Markets)	8.50	7/15/19	506
882	JPMorgan Chase & Co. (Diversified Financial Services)	4.40	7/22/20	852
575	JPMorgan Chase & Co. (Diversified Financial Services)	6.30	4/23/19	636
100	Juniper Networks, Inc. (IT Services)	4.60	3/15/21	100
328	Kellogg Co. (Food Products)	4.25	3/6/13	346
267	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	285
639	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	702
118	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	118
261	MassMutual Global Funding LLC (Capital Markets) (a)	2.30	9/28/15	253
146	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	155
444	Morgan Stanley, MTN (Diversified Financial Services)	7.30	5/13/19	499
540	Morgan Stanley, Series F, MTN (Diversified Financial Services)	6.63	4/1/18	594
340	Nationwide Mutual Insurance Co. (Insurance) (a)	9.38	8/15/39	413
297	NBC Universal (Media) (a)	5.95	4/1/41	285
544	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	577
222	News America, Inc. (Media)	6.15	3/1/37	220
408	Northern Trust Corp. (Diversified Financial Services)	4.63	5/1/14	441
127	Oncor Electric Delivery Co. LLC (Electric Utilities) (a)	5.25	9/30/40	116
183	Pacific Gas & Electric Co. (Electric Utilities)	6.05	3/1/34	191
311	Praxair, Inc. (Industrial Conglomerates)	4.63	3/30/15	337
139	Public Service Co. of Colorado, Series 17 (Electric Utilities)	6.25	9/1/37	156
139	Roche Holdings, Inc. (Pharmaceuticals) (a)	7.00	3/1/39	169
205	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.85	7/15/18	223
91	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	101
620	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	656
293	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	330
155	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	169
200	The Kroger Co. (Food & Staples Retailing)	5.50	2/1/13	214
120	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	137
319	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	312
294	TIAA Global Markets, Inc., MTN (Capital Markets) (a)	5.13	10/10/12	311
523	Time Warner Cable, Inc. (Media)	5.85	5/1/17	572
278	Time Warner Cable, Inc. (Media)	8.25	2/14/14	323
395	Time Warner, Inc. (Media)	4.88	3/15/20	403
103	Time Warner, Inc. (Media)	6.20	3/15/40	102
210	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	214
190	US Central Federal Credit Union (Diversified Financial Services)	1.90	10/19/12	194
184	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.25	4/15/13	198
72	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	80
134	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	133
202	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	230
294	Wells Fargo & Co., MTN (Commercial Banks)	4.60	4/1/21	291
387	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	368

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$131	Wisconsin Power & Light Co. (Electric Utilities)	6.38	8/15/37	$150
	Total Corporate Bonds			27,023

	U.S. Treasury Obligations — 36.70%
9,750	U.S. Treasury Bills (c)	0.15	5/12/11	9,750
157	U.S. Treasury Bond	3.50	2/15/39	132
264	U.S. Treasury Bond	3.88	8/15/40	236
270	U.S. Treasury Bond	4.25	5/15/39	259
34	U.S. Treasury Bond	4.25	11/15/40	33
321	U.S. Treasury Bond	4.38	11/15/39	314
320	U.S. Treasury Bond	4.38	5/15/40	313
222	U.S. Treasury Bond	4.50	2/15/36	224
295	U.S. Treasury Bond	4.50	8/15/39	295
372	U.S. Treasury Bond	4.63	2/15/40	379
148	U.S. Treasury Bond	4.75	2/15/37	155
118	U.S. Treasury Bond	5.00	5/15/37	128
100	U.S. Treasury Bond	5.38	2/15/31	114
83	U.S. Treasury Bond	6.25	8/15/23	103
307	U.S. Treasury Bond	6.25	5/15/30	387
345	U.S. Treasury Bond	8.00	11/15/21	482
341	U.S. Treasury Note	0.38	8/31/12	340
350	U.S. Treasury Note	0.38	9/30/12	349
356	U.S. Treasury Note	0.38	10/31/12	355
657	U.S. Treasury Note	0.50	11/30/12	656
319	U.S. Treasury Note	0.63	6/30/12	320
308	U.S. Treasury Note	0.75	5/31/12	309
63	U.S. Treasury Note	0.75	3/31/13	63
199	U.S. Treasury Note	0.75	8/15/13	198
222	U.S. Treasury Note	0.75	9/15/13	221
629	U.S. Treasury Note	0.75	12/15/13	623
302	U.S. Treasury Note	1.00	4/30/12	304
199	U.S. Treasury Note	1.00	7/15/13	199
693	U.S. Treasury Note	1.13	12/15/12	698
199	U.S. Treasury Note	1.13	6/15/13	200
808	U.S. Treasury Note	1.25	9/30/15	781
240	U.S. Treasury Note	1.25	10/31/15	232
247	U.S. Treasury Note	1.38	5/15/12	250
342	U.S. Treasury Note	1.38	9/15/12	346
374	U.S. Treasury Note	1.38	10/15/12	379
401	U.S. Treasury Note	1.38	11/15/12	406
370	U.S. Treasury Note	1.38	1/15/13	374
707	U.S. Treasury Note	1.38	2/15/13	715
338	U.S. Treasury Note	1.38	3/15/13	342
199	U.S. Treasury Note	1.38	5/15/13	201
318	U.S. Treasury Note	1.38	11/30/15	308
226	U.S. Treasury Note	1.50	7/15/12	229
311	U.S. Treasury Note	1.75	4/15/13	317
201	U.S. Treasury Note	1.75	3/31/14	204
258	U.S. Treasury Note	1.75	7/31/15	256
241	U.S. Treasury Note	1.88	6/15/12	245
260	U.S. Treasury Note	1.88	6/30/15	260
239	U.S. Treasury Note	1.88	8/31/17	227
239	U.S. Treasury Note	1.88	9/30/17	226
238	U.S. Treasury Note	1.88	10/31/17	225
279	U.S. Treasury Note	2.13	11/30/14	284
276	U.S. Treasury Note	2.13	5/31/15	279
189	U.S. Treasury Note	2.25	5/31/14	194
264	U.S. Treasury Note	2.25	1/31/15	269
203	U.S. Treasury Note	2.25	3/31/16	203
240	U.S. Treasury Note	2.25	11/30/17	232
267	U.S. Treasury Note	2.38	9/30/14	275
266	U.S. Treasury Note	2.38	10/31/14	273
See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$282	U.S. Treasury Note	2.38	2/28/15	$289
242	U.S. Treasury Note	2.38	7/31/17	237
335	U.S. Treasury Note	2.50	3/31/13	347
276	U.S. Treasury Note	2.50	3/31/15	284
282	U.S. Treasury Note	2.50	4/30/15	290
248	U.S. Treasury Note	2.50	6/30/17	245
211	U.S. Treasury Note	2.63	7/31/14	219
270	U.S. Treasury Note	2.63	12/31/14	280
799	U.S. Treasury Note	2.63	8/15/20	750
178	U.S. Treasury Note	2.63	11/15/20	166
228	U.S. Treasury Note	2.75	11/30/16	231
240	U.S. Treasury Note	2.75	5/31/17	241
207	U.S. Treasury Note	3.00	8/31/16	213
216	U.S. Treasury Note	3.00	9/30/16	222
231	U.S. Treasury Note	3.00	2/28/17	236
561	U.S. Treasury Note	3.13	10/31/16	581
243	U.S. Treasury Note	3.13	1/31/17	251
245	U.S. Treasury Note	3.13	4/30/17	252
414	U.S. Treasury Note	3.13	5/15/19	414
183	U.S. Treasury Note	3.25	7/31/16	191
235	U.S. Treasury Note	3.25	12/31/16	244
235	U.S. Treasury Note	3.25	3/31/17	244
455	U.S. Treasury Note	3.38	11/15/19	460
257	U.S. Treasury Note	3.50	2/15/18	268
451	U.S. Treasury Note	3.50	5/15/20	457
458	U.S. Treasury Note	3.63	2/15/20	470
230	U.S. Treasury Note	3.63	2/15/21	233
350	U.S. Treasury Note	3.75	11/15/18	368
212	U.S. Treasury Note	3.88	5/15/18	225
185	U.S. Treasury Note	4.00	2/15/14	200
226	U.S. Treasury Note	4.00	8/15/18	242
183	U.S. Treasury Note	4.13	5/15/15	200
209	U.S. Treasury Note	4.25	11/15/13	226
191	U.S. Treasury Note	4.25	8/15/15	210
129	U.S. Treasury Note	4.25	11/15/17	141
183	U.S. Treasury Note	4.38	8/15/12	193
443	U.S. Treasury Note	4.75	5/15/14	490
174	U.S. Treasury Note	4.75	8/15/17	195
372	U.S. Treasury Note	5.02	2/15/19	363
431	U.S. Treasury Note	6.62	8/15/19	446
207	U.S. Treasury Note	7.30	2/15/15	225
644	U.S. Treasury Note	7.76	8/15/13	694
	Total U.S. Treasury Obligations			39,404

	Yankee Dollars — 7.48%
187	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	184
164	American Airlines PT Trust 11-1, Series A (Airlines)	5.25	7/31/21	159
272	Bank of Nova Scotia (Commercial Banks)	2.38	12/17/13	278
317	Bank of Nova Scotia (Commercial Banks)	3.40	1/22/15	328
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	263
207	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	218
155	Continental Airlines 2010-A (Airlines)	4.75	1/12/21	153
384	Credit Suisse New York (Commercial Banks)	5.30	8/13/19	404
328	Diageo Capital PLC (Beverages)	5.20	1/30/13	352
424	Ensco PLC (Oil, Gas & Consumable Fuels)	4.70	3/15/21	421
334	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	338
600	Royal Bank of Canada, MTN (Commercial Banks)	2.10	7/29/13	612
616	Sanofi-Aventis (Pharmaceuticals)	4.00	3/29/21	606
442	Shell International Finance BV (Energy Equipment & Services)	5.50	3/25/40	448
162	Shell International Finance BV (Energy Equipment & Services)	6.38	12/15/38	183
166	Siemens Financieringsmaatschappij NV (Industrial Conglomerates) (a)	6.13	8/17/26	187
461	Tesco PLC (Food & Staples Retailing) (a)	5.50	11/15/17	511

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$239	Teva Pharmaceutical Finance II/III LLC (Pharmaceuticals)	3.00	6/15/15	$241
210	Total Capital SA (Oil, Gas & Consumable Fuels)	3.00	6/24/15	214
350	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	367
226	Veolia Environnement (Multi-Utilities)	6.00	6/1/18	251
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	9.63	3/1/19	129
179	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	179
210	Wesfarmers Ltd. (Industrial Conglomerates) (a)	7.00	4/10/13	232
623	Woodside Finance Ltd. (Diversified Financial Services) (a)	8.75	3/1/19	776
	Total Yankee Dollars			8,034

	Time Deposit — 0.70%
754	State Street Liquidity Management Control System Time Deposit	0.01	4/1/11	754
	Total Time Deposit			754
	Total Investments Before TBA Sale Commitments (cost $122,325) — 113.31%			121,664

	TBA Sale Commitments (see summary below) — (5.40)%			(5,800)

	Liabilities in excess of other assets — (7.91)%			(8,490)

	Net Assets — 100.00%			$107,374

	TBA Sale Commitments (d) — (5.40)%
$(4,000)	Fannie Mae, 30 YR TBA	5.50	4/25/41	$(4,278)
(1,400)	Fannie Mae, 30 YR TBA	6.00	4/25/41	(1,522)
	Total TBA Sale Commitments			$(5,800)

(a)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011.
(c)	Rate disclosed represents effective yield at purchase.
(d)
Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Portfolio of Investments).

MTN	– Medium Term Note
TBA	– Security is subject to delayed delivery.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
2	U.S. Treasury 10 Year Note Future	$238	Jun-11	$-
				$-

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Core Fixed Income Portfolio	BlackRock Financial Management, Inc.	Mellon Capital Management Corp.	Seix Investment Advisors LLC	Total

Asset Backed Security	0.23%	-	-	0.23%
Collateralized Mortgage Obligations	2.04%	-	-	2.04%
U.S. Government Agency Mortgages	31.16%	-	-	31.16%
U.S. Government Agency Securities	-	4.75%	-	4.75%
Corporate Bonds	-	0.46%	21.75%	22.21%
U.S. Treasury Obligations	8.02%	24.37%	-	32.39%
Yankee Dollars	-	-	6.60%	6.60%
Time Deposit	-	0.09%	0.53%	0.62%
Total Investments	41.45%	29.67%	28.88%	100.00%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 81.16%
$431	Accellent, Inc. (Health Care Equipment & Supplies)	8.38	2/1/17	$462
395	ACCO Brands Corp. (Commercial Services & Supplies) Callable 9/15/12 @105.31	10.63	3/15/15	445
670	Accuride Corp. (Auto Components) Callable 8/1/14 @ 104.75	9.50	8/1/18	745
1,780	Acquisition Co. Lanza Park (Communications Equipment) Callable 6/1/14 @ 105.00 (a)	10.00	6/1/17	1,962
990	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) Callable 8/1/15 @ 103.88	7.75	8/1/20	1,017
848	AES Ironwood LLC (Diversified Financial Services)	8.86	11/30/25	842
500	Affinia Group, Inc. (Auto Components) Callable 8/15/12 @ 108.06 (a)	10.75	8/15/16	568
1,185	Affinion Group Holdings, Inc. (Media) Callable 11/15/12 @ 108.72 (a)	11.63	11/15/15	1,206
1,775	Affinion Group, Inc. (Media) Callable 5/9/11 @ 105.75 (a)	7.88	12/15/18	1,668
1,665	Affinion Group, Inc. (Media) Callable 12/15/14 @ 103.94	11.50	10/15/15	1,757
995	Ally Financial, Inc. (Diversified Financial Services) (a)	6.25	12/1/17	1,014
3,610	American Airlines, Inc. (Airlines) Callable 3/15/13 @ 105.62 (a)	7.50	3/15/16	3,569
3,100	American General Finance Corp., MTN (Consumer Finance)	5.75	9/15/16	2,790
390	American General Finance Corp., Series H, MTN (Consumer Finance)	5.38	10/1/12	384
1,075	American General Finance Corp., Series I, MTN (Consumer Finance)	5.40	12/1/15	981
600	American General Institutional Capital, Series B (Insurance) (a)	8.13	3/15/46	652
2,225	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	2,395
895	American Petroleum Tankers LLC (Oil, Gas & Consumable Fuels) Callable 5/1/12 @ 105.13 (a)	10.25	5/1/15	942
390	American Renal Holdings, Inc. (Health Care Providers & Services) Callable 5/15/13 @ 104.19	8.38	5/15/18	411
1,135	Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/11 @ 104.63	9.25	6/1/14	1,247
560	AMGH Merger Sub, Inc. (Transportation Infrastructure) Callable 11/1/14 @ 104.63 (a)	9.25	11/1/18	601
610	Amsted Industries, Inc. (Multi-Utilities) Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	650
1,500	Apria Healthcare Group, Inc., Series A1 (Health Care Providers & Services) Callable 11/1/11 @ 105.62	11.25	11/1/14	1,616
885	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 8/1/13 @ 104.38	8.75	8/1/16	989
1,890	Aspect Software, Inc. (Software) Callable 5/15/14 @ 105.31 (a)	10.63	5/15/17	2,022
725	Associated Materials LLC (Building Products) Callable 11/1/13 @ 106.84 (a)	9.13	11/1/17	776
1,725	Atlas Pipeline Partners LP (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 104.38	8.75	6/15/18	1,854
1,635	Avaya, Inc. (Communications Equipment) Callable 4/15/15 @ 103.50 (a)	7.00	4/1/19	1,594
4,075	Aviation Capital Group (Transportation Infrastructure) (a)	6.75	4/6/21	4,085
1,265	Avis Budget Car Rental LLC (Commercial Services & Supplies) Callable 10/15/14 @ 104.13	8.25	1/15/19	1,325
885	Avis Budget Car Rental LLC (Commercial Services & Supplies) Callable 3/15/14 @ 104.81	9.63	3/15/18	978
2,215	Bank of America Corp. (Diversified Financial Services) Callable 1/30/18 @ 100.00 (b)	8.00	12/29/49	2,382
620	BE Aerospace, Inc. (Aerospace & Defense) Callable 10/1/15 @ 103.44	6.88	10/1/20	642
780	Biomet, Inc. (Electronic Equipment, Instruments & Components) Callable 10/15/12 @ 105.00	10.00	10/15/17	855
900	Block Communications, Inc. (Media) Callable 5/9/11 @ 104.13 (a)	8.25	12/15/15	925
890	Boise Paper Holdings, Inc. (Paper & Forest Products) Callable 11/1/13 @ 104.50	9.00	11/1/17	988
2,390	Buccaneer Merger Sub, Inc. (Wireless Telecommunication Services) Callable 1/15/15 @ 104.56 (a)	9.13	1/15/19	2,533
315	Bumble Bee Acquisition Corp. (Food & Staples Retailing) Callable 12/15/14 @ 104.50 (a)	9.00	12/15/17	328
825	Cablevision Systems Corp. (Media)	8.00	4/15/20	899
385	Calpine Construction Finance Co. LP (Electric Utilities) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/16	420
430	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 10/15/13 @ 103.63 (a)	7.25	10/15/17	447
35	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 11/1/15 @ 103.75 (a)	7.50	2/15/21	36
1,300	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 7/31/15 @ 103.94 (a)	7.88	7/31/20	1,381
140	Casella Waste Systems, Inc. (Commercial Services & Supplies) Callable 7/15/12 @ 105.50	11.00	7/15/14	159
650	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 1/15/14 @ 105.25 (a)	7.00	1/15/19	665
1,355	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 10/30/13 @ 105.44	7.25	10/30/17	1,416
1,145	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/13 @ 105.91	7.88	4/30/18	1,217
490	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.06	8.13	4/30/20	533
1,000	Cemex Finance LLC (Capital Markets) Callable 12/14/13 @ 104.75 (a)	9.50	12/14/16	1,077
730	Cenveo Corp. (Paper & Forest Products) Callable 2/1/14 @ 104.44	8.88	2/1/18	732
2,255	Cequel Communications Holdings I LLC and Cequel Capital Corp. (Media) Callable 11/15/12 @ 106.47 (a)	8.63	11/15/17	2,351
455	Chart Industries, Inc. (Machinery) Callable 5/9/11 @ 104.56	9.13	10/15/15	473
1,665	Checkout Holdings Corp. (Media) Callable 5/15/11 @ 65.40 (a)(c)	13.56	11/15/15	1,084
555	Chemtura Corp. (Chemicals) Callable 9/1/14 @ 103.94 (a)	7.88	9/1/18	587
275	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	297
345	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	373
1,290	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	1,442
935	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.63	7/15/13	1,047
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,147
950	Chinos Acquisition Corp. (Specialty Retail) Callable 3/1/14 @ 104.06 (a)	8.13	3/1/19	932
160	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/15 @ 104.19	8.38	10/15/20	157
145	Cinemark USA, Inc. (Media) Callable 6/15/14 @ 104.31	8.63	6/15/19	158

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,165	CIT Group, Inc. (Diversified Financial Services) Callable 5/9/11 @ 102.00	7.00	5/1/14	$1,187
2,905	CIT Group, Inc. (Diversified Financial Services) Callable 5/9/11 @ 102.00	7.00	5/1/15	2,930
3,745	CIT Group, Inc. (Diversified Financial Services) Callable 5/9/11 @ 102.00	7.00	5/1/16	3,750
2,790	CIT Group, Inc. (Diversified Financial Services) Callable 5/9/11 @ 102.00	7.00	5/1/17	2,793
2,225	CIT Group, Inc., Series C (Diversified Financial Services) (a)	5.25	4/1/14	2,239
660	Citadel Broadcasting Corp. (Media) Callable 12/15/14 @ 103.88 (a)	7.75	12/15/18	715
775	Citgo Petroleum Corp. (Oil, Gas & Consumable Fuels) Callable 7/1/14 @ 105.75 (a)	11.50	7/1/17	903
2,355	Citigroup Capital XXI (Diversified Financial Services) Callable 12/21/37 @ 100.00 (b)	8.30	12/21/57	2,449
1,020	Claire's Stores, Inc. (Specialty Retail) Callable 3/15/15 @ 104.44 (a)	8.88	3/15/19	974
520	Clear Channel Worldwide Holdings, Inc., Series A (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	568
1,140	Clear Channel Worldwide Holdings, Inc., Series B (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	1,250
555	Clearwire Communications LLC (Diversified Telecommunication Services) Callable 12/1/12 @ 106.00 (a)	12.00	12/1/15	599
1,030	Clearwire Communications LLC/Finance, Inc. (Diversified Telecommunication Services) Callable 12/1/14 @ 106.00 (a)	12.00	12/1/17	1,101
2,200	ClubCorp Club Operations, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/14 @ 105.00 (a)	10.00	12/1/18	2,211
3,485	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/13 @ 108.16 (a)	10.88	4/1/17	3,964
840	Compass Minerals International, Inc. (Metals & Mining) Callable 6/1/14 @ 104.00	8.00	6/1/19	916
1,265	Comstock Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 4/1/15 @ 103.88	7.75	4/1/19	1,287
320	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/16 @ 103.50	7.00	1/15/21	337
1,195	Cooper-Standard Automotive, Inc. (Auto Components) Callable 5/1/14 @ 104.25	8.50	5/1/18	1,285
665	Copano Energy LLC (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.88	7.75	6/1/18	695
1,575	Copano Energy LLC/Copano Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/1/16 @ 103.56	7.13	4/1/21	1,595
350	Cott Beverages USA, Inc. (Beverages) Callable 9/1/14 @ 104.06	8.13	9/1/18	374
1,375	Covanta Holding Corp. (Commercial Services & Supplies) Callable 12/1/15 @ 103.63	7.25	12/1/20	1,440
765	CPI International Acquisition, Inc. (Electric Utilities) Callable 2/15/15 @ 104.00 (a)	8.00	2/15/18	771
585	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 5/5/12 @ 105.81	7.75	5/15/16	622
725	Darling International, Inc. (Commercial Services & Supplies) Callable 12/15/14 @ 104.25 (a)	8.50	12/15/18	788
1,340	Dean Foods Co. (Food Products)	7.00	6/1/16	1,278
360	Delta Air Lines, Inc. (Airlines)	8.95	8/10/14	374
406	Delta Air Lines, Inc. (Airlines) Callable 9/15/11 @ 107.12 (a)	9.50	9/15/14	431
2,340	Diamond Resorts Corp. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 106.00 (a)	12.00	8/15/18	2,504
935	DigitalGlobe, Inc. (Aerospace & Defense) Callable 5/1/12 @ 105.25	10.50	5/1/14	1,060
1,490	DISH DBS Corp. (Media)	7.88	9/1/19	1,613
1,235	DuPont Fabros Technology LP (Real Estate Investment Trusts) Callable 12/15/13 @ 104.25	8.50	12/15/17	1,360
675	Dycom Investments, Inc. (Construction & Engineering) Callable 1/15/16 @ 103.56 (a)	7.13	1/15/21	687
1,860	Dynegy Holdings, Inc. (Independent Power Producers & Energy Traders)	7.50	6/1/15	1,565
420	Echostar DBS Corp. (Media)	7.13	2/1/16	448
695	EchoStar DBS Corp. (Media)	7.75	5/31/15	761
985	Edison Mission Energy (Electric Utilities)	7.00	5/15/17	790
2,065	Edison Mission Energy (Electric Utilities)	7.20	5/15/19	1,611
140	Edison Mission Energy (Electric Utilities)	7.50	6/15/13	139
275	Edison Mission Energy (Electric Utilities)	7.75	6/15/16	234
810	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	907
2,760	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	7.75	1/15/32	3,093
340	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	7.80	8/1/31	377
275	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	8.05	10/15/30	313
135	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	170
2,245	Endo Pharmaceutical Holdings, Inc. (Pharmaceuticals) Callable 12/15/15 @ 103.50 (a)	7.00	12/15/20	2,321
1,245	Energy Future Holdings Corp. (Electric Utilities) Callable 1/15/15 @ 105.00	10.25	1/15/20	1,319
1,005	Energy Future Holdings Corp./EFIH Finance, Inc. (Electric Utilities) Callable 12/1/15 @ 105.00	10.00	12/1/20	1,065
840	Energy Partners Ltd. (Oil, Gas & Consumable Fuels) Callable 2/15/15 @ 104.13 (a)	8.25	2/15/18	836
495	EnergySolutions, Inc./EnergySolutions LLC (Commercial Services & Supplies) Callable 8/15/14 @ 105.38 (a)	10.75	8/15/18	549
280	Enterprise Products Operation LP (Commercial Banks) Callable 1/15/18 @ 100.00 (b)	7.03	1/15/68	291
565	Entravision Communications Corp. (Media) Callable 8/1/13 @ 106.56	8.75	8/1/17	602
1,445	Exide Technologies (Auto Components) Callable 2/1/15 @ 104.31 (a)	8.63	2/1/18	1,543
735	Ferrellgas Partners LP (Gas Utilities) Callable 5/1/16 @ 103.25 (a)	6.50	5/1/21	713
575	Ferrellgas Partners LP (Gas Utilities) Callable 10/1/13 @ 104.56	9.13	10/1/17	641
995	FireKeepers Development Authority (Diversified Financial Services) Callable 5/1/12 @ 110.50 (a)	13.88	5/1/15	1,179
672	Ford Motor Co. (Automobiles) (a)	3.01	12/15/13	671
2,070	Ford Motor Credit Co. LLC (Consumer Finance)	5.75	2/1/21	2,044
350	Ford Motor Credit Co. LLC (Consumer Finance)	8.13	1/15/20	401

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$365	Forest Oil Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/12 @ 103.63	7.25	6/15/19	$381
2,385	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/15/14 @ 104.63 (a)	9.25	4/15/18	2,612
915	Frontier Communications Corp. (Diversified Telecommunication Services)	7.88	4/15/15	986
1,490	Frontier Communications Corp. (Diversified Telecommunication Services)	8.25	4/15/17	1,609
665	Genesis Energy LP (Oil, Gas & Consumable Fuels) Callable 12/15/14 @ 103.94 (a)	7.88	12/15/18	672
3,120	GenOn Energy, Inc. (Independent Power Producers & Energy Traders) (a)	9.50	10/15/18	3,245
4,115	GenOn Energy, Inc. (Independent Power Producers & Energy Traders) Callable 10/15/15 @ 104.94 (a)	9.88	10/15/20	4,300
615	Gentiva Health Services, Inc. (Health Care Providers & Services) Callable 9/1/14 @ 105.75	11.50	9/1/18	696
2,330	Genworth Financial, Inc. (Insurance) Callable 11/15/16 @ 100.00 (b)	6.15	11/15/66	1,841
205	Genworth Financial, Inc. (Insurance)	7.63	9/24/21	206
525	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	8.63	10/1/16	559
920	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	9.63	10/1/15	1,041
1,520	Geokinetics Holdings, Inc. (Energy Equipment & Services) Callable 12/15/11 @ 104.88	9.75	12/15/14	1,461
1,080	Georgia Gulf Corp. (Chemicals) Callable 1/15/14 @ 104.50 (a)	9.00	1/15/17	1,183
7,035	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	7,668
900	Griffon Corp. (Building Products) Callable 4/1/14 @ 105.34 (a)	7.13	4/1/18	916
1,445	Hartford Financial Services Group (Insurance) Callable 6/15/18 @ 100.00 (b)	8.13	6/15/38	1,582
1,150	HCA, Inc. (Health Care Providers & Services) Callable 2/15/13 @ 104.94	9.88	2/15/17	1,288
635	Hertz Corp. (Road & Rail) Callable 10/15/14 @ 103.75 (a)	7.50	10/15/18	657
563	Hertz Corp. (Road & Rail) Callable 5/9/11 @ 102.22	8.88	1/1/14	577
202	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 5/9/11 @ 101.19	7.13	11/1/13	205
405	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 5/15/13 @ 104.50	9.00	5/15/17	457
635	Hughes Network Systems LLC/HNS Finance Corp. (Wireless Telecommunication Services) Callable 4/15/11 @ 102.38	9.50	4/15/14	656
2,135	Huntington Ingalls Industries, Inc. (Aerospace & Defense) Callable 3/15/15 @ 103.44 (a)	6.88	3/15/18	2,228
2,135	Huntington Ingalls Industries, Inc. (Aerospace & Defense) Callable 3/15/16 @ 103.56 (a)	7.13	3/15/21	2,226
690	Huntsman International LLC (Chemicals) Callable 5/9/11 @ 100.00	5.50	6/30/16	678
430	Huntsman International LLC (Chemicals) Callable 3/15/15 @ 104.31	8.63	3/15/20	469
260	Huntsman International LLC (Chemicals) Callable 9/15/15 @ 104.31 (a)	8.63	3/15/21	283
3,335	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Industrial Conglomerates) Callable 1/15/14 @ 104.00	8.00	1/15/18	3,427
1,250	ILFC E-Capital Trust I (Diversified Consumer Services) Callable 5/9/11 @ 100.00 (a)(b)	5.97	12/21/65	1,040
500	ILFC E-Capital Trust II (Diversified Consumer Services) (a)(b)	6.25	12/21/65	420
970	ING Capital Funding Trust III (Insurance) Callable 6/30/11 @ 100.00 (b)	3.86	12/29/49	940
930	Insight Communications Co., Inc. (Media) Callable 7/15/13 @ 107.03 (a)	9.38	7/15/18	1,032
770	Integra Telecom (Diversified Telecommunication Services) Callable 4/15/13 @ 105.38 (a)	10.75	4/15/16	827
540	Interface, Inc. (Specialty Retail) Callable 12/1/14 @ 103.81 (a)	7.63	12/1/18	562
2,225	International Lease Finance Corp. (Diversified Financial Services)	8.25	12/15/20	2,439
1,010	International Lease Finance Corp. (Diversified Financial Services) (a)	8.63	9/15/15	1,111
1,285	International Lease Finance Corp. (Diversified Financial Services) (a)	8.75	3/15/17	1,446
430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	445
750	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	851
1,000	Jarden Corp. (Diversified Consumer Services) Callable 1/15/15 @ 103.75	7.50	1/15/20	1,050
1,960	JMC Steel Group, Inc. (Independent Power Producers & Energy Traders) Callable 3/15/14 @ 106.19 (a)	8.25	3/15/18	2,004
865	KB Home (Household Durables)	9.10	9/15/17	917
310	Kennedy-Wilson, Inc. (Aerospace & Defense) Callable 4/1/15 @ 104.38 (a)	8.75	4/1/19	308
229	Koppers, Inc. (Chemicals) Callable 12/1/14 @ 103.94	7.88	12/1/19	248
1,295	Kratos Defense & Security Solutions, Inc. (Aerospace & Defense) Callable 6/1/14 @ 105.00	10.00	6/1/17	1,428
720	Lantheus Medical Imaging, Inc. (Pharmaceuticals) Callable 5/15/14 @ 104.88	9.75	5/15/17	751
600	Lantheus Medical Imaging, Inc. (Pharmaceuticals) Callable 5/15/14 @ 104.88 (a)	9.75	5/15/17	625
1,889	LBI Escrow Corp. (Diversified Financial Services) Callable 5/1/13 @ 106.00 (a)	8.00	11/1/17	2,083
285	Lear Corp. (Auto Components) Callable 3/15/14 @ 103.94	7.88	3/15/18	310
285	Lear Corp. (Auto Components) Callable 3/15/15 @ 104.06	8.13	3/15/20	314
3,150	Level 3 Communications, Inc. (Diversified Telecommunication Services) Callable 2/1/15 @ 105.94 (a)	11.88	2/1/19	2,969
1,830	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 5/9/11 @ 100.00 (b)	4.22	2/15/15	1,674
1,880	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 2/15/12 @ 104.38	8.75	2/15/17	1,866
430	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 5/24/11 @ 104.63	9.25	11/1/14	440
1,560	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 4/1/15 @ 104.69 (a)	9.38	4/1/19	1,509
615	Liberty Mutual Group, Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	592
600	Liberty Mutual Group, Inc. (Insurance) (a)	7.80	3/15/37	597
645	Liberty Mutual Group, Inc. (Insurance) Callable 6/15/38 @ 100.00 (a)(b)	10.75	6/15/58	838
760	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	777

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	$603
280	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00 (b)	6.05	4/20/67	262
675	Lincoln National Corp. (Insurance) Callable 5/17/16 @ 100.00 (b)	7.00	5/17/66	670
945	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.31 (a)	8.63	4/15/20	1,049
475	Live Nation Entertainment, Inc. (Media) Callable 5/15/14 @ 104.06 (a)	8.13	5/15/18	488
2,000	Macy's Retail Holdings, Inc. (Multiline Retail) (d)	8.38	7/15/15	2,325
100	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 10/15/13 @ 104.75 (a)	9.50	10/15/15	105
770	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 104.94 (a)	9.88	8/15/18	806
892	MarkWest Energy Partners LP, Series B (Oil, Gas & Consumable Fuels) Callable 4/15/13 @ 104.38	8.75	4/15/18	972
985	Martin Midstream Partners & Finance (Transportation Infrastructure) Callable 4/1/14 @ 104.44	8.88	4/1/18	1,044
3,400	MBIA, Inc. (Insurance)	5.70	12/1/34	2,304
730	Mediacom LLC/Mediacom Capital Corp. (Media) Callable 8/15/14 @ 104.56	9.13	8/15/19	781
3,485	MedImpact Holdings, Inc. (Diversified Financial Services) Callable 2/1/15 @ 105.25 (a)	10.50	2/1/18	3,685
795	MEMC Electronics Materials, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/1/14 @ 105.81 (a)	7.75	4/1/19	814
380	MetroPCS Wireless, Inc. (Wireless Telecommunication Services) Callable 9/1/14 @ 103.94	7.88	9/1/18	407
3,158	Midwest Generation LLC, Series B (Diversified Financial Services)	8.56	1/2/16	3,221
447	Mirant Mid-Atlantic LLC, Series B (Electric Utilities)	9.13	6/30/17	486
2,185	MTR Gaming Group, Inc. (Hotels, Restaurants & Leisure) Callable 7/15/11 @ 106.31	12.63	7/15/14	2,327
550	Mueller Water Products, Inc. (Machinery) Callable 9/1/15 @ 104.38	8.75	9/1/20	612
950	Navistar International Corp. (Machinery) Callable 11/1/14 @ 104.13	8.25	11/1/21	1,053
1,150	NewPage Corp. (Paper & Forest Products) Callable 3/31/12 @ 105.00	11.38	12/31/14	1,151
450	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (Media) Callable 4/15/14 @ 104.44	8.88	4/15/17	487
455	Nextel Communications, Inc., Series D (Wireless Telecommunication Services) Callable 4/19/11 @ 100.92	7.38	8/1/15	457
475	Nextel Communications, Inc., Series E (Wireless Telecommunication Services) Callable 4/19/11 @ 100.86	6.88	10/31/13	479
1,165	NII Capital Corp. (Wireless Telecommunication Services) Callable 4/1/16 @ 103.81	7.63	4/1/21	1,191
910	NII Capital Corp. (Wireless Telecommunication Services) Callable 12/15/14 @ 104.44	8.88	12/15/19	1,001
2,305	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.44	8.88	3/15/18	2,507
125	Northern Tier Energy LLC (Independent Power Producers & Energy Traders) Callable 12/1/13 @ 107.88 (a)	10.50	12/1/17	142
1,145	NRG Energy, Inc. (Independent Power Producers & Energy Traders)	7.38	1/15/17	1,194
1,305	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 9/1/15 @ 104.13 (a)	8.25	9/1/20	1,357
955	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 6/15/14 @ 104.25	8.50	6/15/19	1,005
1,320	Nuveen Investments, Inc. (Life Sciences Tools & Services) Callable 11/15/11 @ 105.25 (a)	10.50	11/15/15	1,350
565	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels) Callable 2/1/15 @ 103.63 (a)	7.25	2/1/19	572
127	Omnicare, Inc. (Health Care Providers & Services) Callable 5/9/11 @ 101.02	6.13	6/1/13	127
145	Paetec Holding Corp. (Diversified Telecommunication Services) Callable 6/30/13 @ 104.44	8.88	6/30/17	156
510	Penn Virginia Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.19	10.38	6/15/16	576
620	Penn Virginia Resources Partners LP (Energy Equipment & Services) Callable 4/15/14 @ 104.13	8.25	4/15/18	663
160	Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels) Callable 6/1/12 @ 103.94	7.88	6/1/15	170
1,555	PharmaNet Development Group, Inc. (Pharmaceuticals) Callable 4/15/14 @ 105.44 (a)	10.88	4/15/17	1,710
585	PHH Corp. (Commercial Services & Supplies)	9.25	3/1/16	636
1,055	Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods) Callable 5/15/15 @ 103.69	7.38	5/15/20	1,116
1,110	Pilgrim's Pride Corp. (Food Products) Callable 12/15/14 @ 103.94 (a)	7.88	12/15/18	1,077
885	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 5/15/15 @ 104.38	8.75	5/15/20	920
500	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	535
585	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	651
545	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	621
705	Polymer Group, Inc. (Personal Products) Callable 2/1/15 @ 103.88 (a)	7.75	2/1/19	727
670	Provident Funding Associates LP (Diversified Financial Services) Callable 4/15/14 @ 105.13 (a)	10.25	4/15/17	747
730	Provident Funding Associates LP/PFG Finance Corp. (Diversified Financial Services) Callable 2/15/15 @ 105.06 (a)	10.13	2/15/19	760
230	QVC, Inc. (Internet & Catalog Retail) Callable 10/1/14 @ 103.75 (a)	7.50	10/1/19	242
300	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	320
735	Qwest Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 101.94	7.25	10/15/35	746
1,039	RailAmerica, Inc. (Road & Rail)	9.25	7/1/17	1,149
1,385	Rain CII Carbon LLC (Chemicals) Callable 12/1/14 @ 104.00 (a)	8.00	12/1/18	1,482
280	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/11 @ 103.75	7.50	5/15/16	291
1,425	Reckson Operating Partnership LP (Diversified Financial Services)	7.75	3/15/20	1,600
1,025	Regal Entertainment Group (Media) Callable 8/15/14 @ 104.56	9.13	8/15/18	1,097
750	Regions Bank (Commercial Banks)	6.45	6/26/37	690

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$400	Regions Bank (Commercial Banks)	7.50	5/15/18	$423
1,655	Regions Financial Corp. (Diversified Financial Services)	5.75	6/15/15	1,686
1,725	Revlon Consumer Products Corp. (Personal Products) Callable 11/15/12 @ 104.88	9.75	11/15/15	1,867
815	Rite Aid Corp. (Food & Staples Retailing) Callable 3/1/12 @ 103.75	7.50	3/1/17	815
670	Roadhouse Financing, Inc. (Hotels, Restaurants & Leisure) Callable 10/15/13 @ 108.06 (a)	10.75	10/15/17	719
990	Rotech Healthcare, Inc. (Health Care Providers & Services) Callable 3/15/15 @ 105.25 (a)	10.50	3/15/18	980
625	Rotech Healthcare, Inc. (Health Care Providers & Services) Callable 4/15/13 @ 105.38	10.75	10/15/15	683
1,325	Rouse Co. (Oil, Gas & Consumable Fuels) Callable 5/9/13 @ 103.38	6.75	11/9/15	1,378
2,635	RSC Equipment Rental/RSC Holdings, Inc. (Trading Companies & Distributors) Callable 2/1/16 @ 104.13 (a)	8.25	2/1/21	2,740
200	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.25	11/30/13	205
500	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	514
625	Salem Communications Corp. (Media) Callable 12/15/13 @ 104.81	9.63	12/15/16	675
1,380	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/18	1,446
345	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 104.38	8.75	1/15/20	376
2,350	Sears Holdings Corp. (Specialty Retail) (a)	6.63	10/15/18	2,279
1,635	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	1,823
845	Sirius XM Radio, Inc. (Media) Callable 9/1/12 @ 104.88 (a)	9.75	9/1/15	952
812	Sithe/Independence Funding Corp., Series A (Electric Utilities)	9.00	12/30/13	830
1,505	SLM Corp., MTN (Consumer Finance)	6.25	1/25/16	1,569
710	Solutia, Inc. (Chemicals) Callable 3/15/15 @ 103.94	7.88	3/15/20	770
755	Solutia, Inc. (Chemicals) Callable 11/1/13 @ 104.38	8.75	11/1/17	830
555	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 104.38	8.75	6/1/16	608
805	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 12/15/15 @ 103.38	6.75	12/15/20	823
305	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 10/1/13 @ 103.75	7.50	10/1/17	328
300	Springleaf Finance Corp., Series J, MTN (Auto Components)	6.90	12/15/17	274
1,935	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	1,785
5	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	5
845	Sprint Capital Corp. (Wireless Telecommunication Services)	8.38	3/15/12	891
2,595	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	2,760
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,225
285	SquareTwo Financial Corp. (Diversified Financial Services) Callable 4/1/14 @ 105.81 (a)	11.63	4/1/17	289
825	Standard Pacific Corp. (Household Durables)	8.38	5/15/18	857
1,080	Stater Brothers Holdings (Food & Staples Retailing) Callable 4/15/11 @ 103.88	7.75	4/15/15	1,120
870	STHI Holding Corp. (Thrifts & Mortgage Finance) Callable 3/15/14 @ 106.00 (a)	8.00	3/15/18	900
175	SunGard Data Systems, Inc. (Software) Callable 11/15/13 @ 105.53 (a)	7.38	11/15/18	179
1,110	SunGard Data Systems, Inc. (Software) Callable 11/15/15 @ 103.81 (a)	7.63	11/15/20	1,141
1,145	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 7/1/12 @ 104.13	8.25	7/1/16	1,205
5,650	Telcordia Technologies, Inc. (Diversified Telecommunication Services) Callable 5/1/14 @ 105.50 (a)	11.00	5/1/18	6,286
1,440	Tenet Healthcare Corp. (Health Care Providers & Services) Callable 7/1/14 @ 104.44	8.88	7/1/19	1,642
265	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	320
195	Terex Corp. (Machinery) Callable 11/15/12 @ 104.00	8.00	11/15/17	205
1,430	Terex Corp. (Machinery) Callable 6/1/13 @ 105.44	10.88	6/1/16	1,662
945	Texas Industries, Inc. (Construction Materials) Callable 8/15/15 @ 104.63	9.25	8/15/20	1,021
500	Texas Petrochemical Corp. (Chemicals) Callable 10/1/13 @ 106.19 (a)	8.25	10/1/17	529
95	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	103
1,610	The AES Corp. (Independent Power Producers & Energy Traders)	9.75	4/15/16	1,847
1,335	The Geo Group, Inc. (Commercial Services & Supplies) Callable 2/15/16 @ 103.31 (a)	6.63	2/15/21	1,322
1,220	The Manitowoc Co., Inc. (Machinery) Callable 2/15/14 @ 104.75	9.50	2/15/18	1,348
910	Thermadyne Holdings Corp. (Machinery) Callable 12/15/13 @ 106.75 (a)	9.00	12/15/17	961
585	Thermon Industries, Inc. (Oil, Gas & Consumable Fuels) Callable 5/1/14 @ 104.75	9.50	5/1/17	632
540	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. (Auto Components) Callable 9/1/14 @ 105.31 (a)	10.63	9/1/17	597
1,460	Toys "R" Us Property Co. I LLC (Specialty Retail) Callable 7/15/13 @ 105.38	10.75	7/15/17	1,657
3,780	Trilogy International Partners LLC (Wireless Telecommunication Services) Callable 8/15/13 @ 105.13 (a)	10.25	8/15/16	3,912
745	Triumph Group, Inc. (Aerospace & Defense) Callable 11/15/13 @ 104.00	8.00	11/15/17	797
1,050	Triumph Group, Inc. (Aerospace & Defense) Callable 7/15/14 @ 104.31	8.63	7/15/18	1,158
1,000	TRW Automotive, Inc. (Auto Components) Callable 12/1/13 @ 104.44 (a)	8.88	12/1/17	1,120
2,395	Uncle Acquisition 2010 Corp. (Auto Components) Callable 2/15/15 @ 104.31 (a)	8.63	2/15/19	2,515
350	United Maritime LLC/Corp. (Electric Utilities) Callable 12/15/12 @ 105.88	11.75	6/15/15	363
2,200	United Refining Co. (Oil, Gas & Consumable Fuels) Callable 2/28/15 @ 105.25 (a)	10.50	2/28/18	2,186
2,715	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 6/1/11 @ 104.25	8.50	6/1/15	2,834
465	Univision Communications, Inc. (Media) Callable 11/1/15 @ 103.94 (a)	7.88	11/1/20	492

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$800	USG Corp. (Building Products) Callable 10/15/14 @ 104.19 (a)	8.38	10/15/18	$836
465	USG Corp. (Building Products) (d)	9.50	1/15/18	487
510	USG Corp. (Building Products) (a)	9.75	8/1/14	558
2,110	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 7/15/13 @ 103.25 (a)	6.50	7/15/16	2,084
3,050	Vanguard Health Systems, Inc. (Health Care Providers & Services) Callable 2/1/13 @ 105.00 (a)(c)	13.37	2/1/16	1,937
935	Verso Paper Holdings LLC/Verso Paper, Inc. (Paper & Forest Products) Callable 2/1/15 @ 104.38 (a)	8.75	2/1/19	972
698	Verso Paper Holdings LLC/Verso Paper, Inc. (Paper & Forest Products) Callable 1/1/12 @ 105.00	11.50	7/1/14	763
1,485	Verso Paper Holdings LLC/Verso Paper, Inc., Series B (Paper & Forest Products) Callable 8/1/11 @ 105.69	11.38	8/1/16	1,574
800	Vertellus Specialties, Inc. (Chemicals) Callable 4/1/13 @ 104.69 (a)	9.38	10/1/15	856
2,315	ViaSat, Inc. (Communications Equipment) Callable 9/15/12 @ 106.66	8.88	9/15/16	2,480
390	Viasystems, Inc. (Electrical Equipment) Callable 7/15/12 @ 106.00 (a)	12.00	1/15/15	441
2,000	Visteon Corp. (Auto Components) Callable 4/15/14 @ 105.06 (a)	6.75	4/15/19	2,000
1,190	Warner Chilcott Co. LLC (Pharmaceuticals) Callable 9/15/14 @ 103.88 (a)	7.75	9/15/18	1,247
685	West Corp. (Diversified Telecommunication Services) Callable 10/1/14 @ 104.31 (a)	8.63	10/1/18	721
2,435	Western Refining, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.62 (a)	11.25	6/15/17	2,752
2,660	Windstream Corp. (Diversified Telecommunication Services) (a)	7.50	4/1/23	2,620
605	Windstream Corp. (Diversified Telecommunication Services) Callable 9/1/14 @ 104.06	7.75	10/15/20	622
1,335	Windstream Corp. (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	8.13	9/1/18	1,425
440	WMG Holdings Corp. (Media) Callable 5/9/11 @ 103.17 (d)	9.50	12/15/14	449
1,735	Wynn Las Vegas LLC (Hotels, Restaurants & Leisure) Callable 8/15/15 @ 103.88	7.75	8/15/20	1,839
805	XM Satellite Radio, Inc. (Media) Callable 11/1/14 @ 103.81 (a)	7.63	11/1/18	849
1,775	Zayo Group LLC/Zayo Capital, Inc. (Internet Software & Services) Callable 3/15/13 @ 105.13	10.25	3/15/17	1,952
	Total Corporate Bonds			376,024

	Convertible Corporate Bonds — 0.06%
280	Jefferies Group, Inc. (Capital Markets) Callable 11/1/17 @ 100.00	3.88	11/1/29	291
	Total Convertible Corporate Bonds			291

	Yankee Dollars — 12.04%
625	Abengoa Finance SAU (Commercial Services & Supplies) (a)	8.88	11/1/17	623
750	Aguila 3 SA (Industrial Conglomerates) Callable 1/31/14 @ 105.91 (a)	7.88	1/31/18	765
785	Aircastle Ltd. (Trading Companies & Distributors) Callable 8/1/14 @ 104.88	9.75	8/1/18	869
650	Aperam SA (Metals & Mining) Callable 10/1/13 @ 103.69 (a)	7.38	4/1/16	661
600	Aperam SA (Metals & Mining) Callable 4/1/15 @ 103.88 (a)	7.75	4/1/18	612
800	Ardagh Packaging Finance PLC (Containers & Packaging) Callable 10/15/14 @ 103.69 (a)	7.38	10/15/17	856
4,200	CHC Helicopter SA (Transportation Infrastructure) Callable 4/15/15 @ 104.63 (a)	9.25	10/15/20	4,326
2,400	ConvaTec Healthcare E SA (Health Care Providers & Services) Callable 12/15/14 @ 105.25 (a)	10.50	12/15/18	2,520
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	659
3,410	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 11/15/14 @ 104.50 (a)	9.00	11/15/19	3,410
600	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 5/9/11 @ 103.58	10.75	12/15/14	624
1,990	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 9/15/12 @ 106.00	12.00	9/15/15	2,269
700	INEOS Finance PLC (Chemicals) Callable 5/15/13 @ 104.50 (a)	9.00	5/15/15	764
1,375	ING Groep NV (Diversified Financial Services) Callable 12/8/15 @ 100.00 (b)	5.78	12/29/49	1,272
500	Inmarsat Finance PLC (Diversified Telecommunication Services) Callable 12/1/13 @ 103.69 (a)	7.38	12/1/17	528
1,746	Intelsat Bermuda Ltd. (Wireless Telecommunication Services) Callable 2/15/13 @ 105.75	11.50	2/4/17	1,917
3,170	Intelsat Jackson Holdings SA (Wireless Telecommunication Services) Callable 4/1/16 @ 103.75 (a)	7.50	4/1/21	3,178
450	MCE Finance Ltd. (Hotels, Restaurants & Leisure) Callable 5/15/14 @ 105.13	10.25	5/15/18	521
745	National Money Mart Co. (Commercial Services & Supplies) Callable 12/15/13 @ 105.19	10.38	12/15/16	831
275	Navios Maritime Acquisition Corp. (Transportation Infrastructure) Callable 11/1/13 @ 104.31	8.63	11/1/17	285
1,100	Navios Maritime Holdings, Inc./Navios Maritime Finance (Transportation Infrastructure) Callable 2/15/15 @ 104.06 (a)	8.13	2/15/19	1,108
805	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31	8.63	11/1/19	901
1,055	Novelis, Inc. (Metals & Mining) Callable 12/15/13 @ 106.28 (a)	8.38	12/15/17	1,142
1,750	Offshore Group Investment Ltd. (Capital Markets) Callable 2/1/13 @ 108.62 (a)	11.50	8/1/15	1,943
685	OXEA Finance & Cy SCA (Chemicals) Callable 7/15/13 @ 107.12 (a)	9.50	7/15/17	747
455	Quebecor Media, Inc. (Media)	7.75	3/15/16	472
700	Quebecor Media, Inc. (Media) Callable 5/9/11 @ 103.88	7.75	3/15/16	726
910	RDS Ultra-Deepwater Ltd. (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 105.94 (a)	11.88	3/15/17	996
365	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/15 @ 103.44 (a)	6.88	5/1/20	364
2,635	Seagate HDD Cayman (Computers & Peripherals) Callable 12/15/14 @ 103.88 (a)	7.75	12/15/18	2,727
165	Seagate Technology International Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	192

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$965	Teekay Corp. (Oil, Gas & Consumable Fuels)	8.50	1/15/20	$1,046
4,000	Telesat Canada/Telesat LLC (Diversified Telecommunication Services) Callable 11/1/12 @ 105.50	11.00	11/1/15	4,455
975	UPC Germany GmbH (Diversified Financial Services) Callable 12/1/12 @ 108.12 (a)	8.13	12/1/17	1,026
900	UPC Holding BV (Media) Callable 4/15/14 @ 104.94 (a)	9.88	4/15/18	995
1,380	White Mountains Re Group Ltd. (Insurance) Callable 6/30/17 @ 100.00 (a)(b)	7.51	5/29/49	1,320
3,100	Wind Acquisition Finance SA (Electric Utilities) Callable 11/15/13 @ 105.44 (a)	7.25	2/15/18	3,239
240	Wind Acquisition Finance SA (Electric Utilities) Callable 7/15/13 @ 105.88 (a)	11.75	7/15/17	276
3,842	Wind Acquisition Holdings Finance SA (Electric Utilities) Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	4,649
	Total Yankee Dollars			55,814

	Common/Preferred Stocks and Rights — 1.14%
26,875	Adelphia restructure Rights to Time Warner Cable, Inc., Class - A Stock (Media) (e)			27
37,775	Citigroup Capital XII Callable 3/30/15 @ 25.00 (Diversified Financial Services)			994
167,400	GMAC Capital Trust I Callable 2/15/16 @ 25.00 (Consumer Finance)			4,269
	Total Common/Preferred Stocks and Rights			5,290

	Time Deposit — 4.45%
$20,604	State Street Liquidity Management Control System Time Deposit	0.01	4/1/11	20,604
	Total Time Deposit			20,604
	Total Investments (cost $423,789) — 98.85%			458,023

	Other assets in excess of liabilities — 1.15%			5,310

	Net Assets — 100.00%			$463,333

(a)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011.
(c)	Rate disclosed represents effective yield at purchase.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2011.
(e)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.

MBIA	– Municipal Bond Insurance Association
MTN	– Medium Term Note
ULC	– Unlimited Liability Co.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 82.72%
$1,263	U.S. Treasury Bond	3.50	2/15/39	$1,059
1,699	U.S. Treasury Bond	3.88	8/15/40	1,520
689	U.S. Treasury Bond	4.25	5/15/39	661
3,245	U.S. Treasury Bond	4.25	11/15/40	3,104
2,324	U.S. Treasury Bond	4.38	11/15/39	2,274
1,804	U.S. Treasury Bond	4.38	5/15/40	1,764
2,259	U.S. Treasury Bond	4.50	2/15/36	2,281
1,501	U.S. Treasury Bond	4.50	5/15/38	1,505
1,607	U.S. Treasury Bond	4.50	8/15/39	1,606
1,816	U.S. Treasury Bond	4.63	2/15/40	1,852
2,457	U.S. Treasury Bond	4.75	2/15/41	2,554
1,237	U.S. Treasury Bond	5.38	2/15/31	1,415
974	U.S. Treasury Bond	6.00	2/15/26	1,186
956	U.S. Treasury Bond	6.13	11/15/27	1,181
3,508	U.S. Treasury Bond	6.25	8/15/23	4,356
1,670	U.S. Treasury Bond	6.25	5/15/30	2,105
2,473	U.S. Treasury Bond	7.13	2/15/23	3,280
7	U.S. Treasury Bond	7.25	8/15/22	9
7	U.S. Treasury Bond	7.88	2/15/21	10
1,100	U.S. Treasury Bond	8.00	11/15/21	1,536
1,923	U.S. Treasury Note	0.38	8/31/12	1,920
1,974	U.S. Treasury Note	0.38	9/30/12	1,969
2,007	U.S. Treasury Note	0.38	10/31/12	2,000
2,013	U.S. Treasury Note	0.50	11/30/12	2,009
3,346	U.S. Treasury Note	0.63	6/30/12	3,355
1,861	U.S. Treasury Note	0.63	7/31/12	1,865
1,737	U.S. Treasury Note	0.75	5/31/12	1,744
1,122	U.S. Treasury Note	0.75	8/15/13	1,116
1,252	U.S. Treasury Note	0.75	9/15/13	1,244
3,703	U.S. Treasury Note	1.00	4/30/12	3,729
1,122	U.S. Treasury Note	1.00	7/15/13	1,124
2,948	U.S. Treasury Note	1.13	12/15/12	2,971
1,122	U.S. Treasury Note	1.13	6/15/13	1,127
1,653	U.S. Treasury Note	1.25	8/31/15	1,602
6,884	U.S. Treasury Note	1.25	9/30/15	6,658
2,537	U.S. Treasury Note	1.25	10/31/15	2,448
1,393	U.S. Treasury Note	1.38	5/15/12	1,408
1,929	U.S. Treasury Note	1.38	9/15/12	1,953
2,109	U.S. Treasury Note	1.38	10/15/12	2,135
2,261	U.S. Treasury Note	1.38	11/15/12	2,289
4,086	U.S. Treasury Note	1.38	1/15/13	4,134
4,717	U.S. Treasury Note	1.38	2/15/13	4,773
4,269	U.S. Treasury Note	1.38	3/15/13	4,318
2,748	U.S. Treasury Note	1.38	5/15/13	2,778
6,556	U.S. Treasury Note	1.38	11/30/15	6,349
1,274	U.S. Treasury Note	1.50	7/15/12	1,291
2,184	U.S. Treasury Note	1.75	8/15/12	2,222
4,123	U.S. Treasury Note	1.75	4/15/13	4,201
1,455	U.S. Treasury Note	1.75	7/31/15	1,444
1,359	U.S. Treasury Note	1.88	6/15/12	1,383
1,466	U.S. Treasury Note	1.88	6/30/15	1,465
2,279	U.S. Treasury Note	1.88	8/31/17	2,161
1,685	U.S. Treasury Note	1.88	9/30/17	1,594
1,342	U.S. Treasury Note	1.88	10/31/17	1,267
5,813	U.S. Treasury Note	2.00	1/31/16	5,771
5,163	U.S. Treasury Note	2.13	11/30/14	5,257
3,000	U.S. Treasury Note	2.13	5/31/15	3,033
1,761	U.S. Treasury Note	2.13	2/29/16	1,755
1,767	U.S. Treasury Note	2.25	1/31/15	1,803
1,353	U.S. Treasury Note	2.25	11/30/17	1,307
1,134	U.S. Treasury Note	2.38	8/31/14	1,167
4,081	U.S. Treasury Note	2.38	9/30/14	4,199
1,479	U.S. Treasury Note	2.38	2/28/15	1,515

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,365	U.S. Treasury Note	2.38	7/31/17	$1,338
5,103	U.S. Treasury Note	2.50	3/31/13	5,278
1,556	U.S. Treasury Note	2.50	3/31/15	1,600
1,590	U.S. Treasury Note	2.50	4/30/15	1,633
1,398	U.S. Treasury Note	2.50	6/30/17	1,383
2,159	U.S. Treasury Note	2.63	7/31/14	2,243
1,466	U.S. Treasury Note	2.63	12/31/14	1,518
616	U.S. Treasury Note	2.63	4/30/16	627
1,258	U.S. Treasury Note	2.63	1/31/18	1,240
3,174	U.S. Treasury Note	2.63	8/15/20	2,978
3,488	U.S. Treasury Note	2.63	11/15/20	3,255
2,286	U.S. Treasury Note	2.75	11/30/16	2,318
1,353	U.S. Treasury Note	2.75	5/31/17	1,360
1,065	U.S. Treasury Note	2.75	12/31/17	1,060
3,309	U.S. Treasury Note	2.75	2/28/18	3,284
2,167	U.S. Treasury Note	3.00	8/31/16	2,234
1,218	U.S. Treasury Note	3.00	9/30/16	1,255
1,303	U.S. Treasury Note	3.00	2/28/17	1,333
4,650	U.S. Treasury Note	3.13	4/30/13	4,873
2,052	U.S. Treasury Note	3.13	8/31/13	2,158
2,503	U.S. Treasury Note	3.13	10/31/16	2,591
1,370	U.S. Treasury Note	3.13	1/31/17	1,414
1,382	U.S. Treasury Note	3.13	4/30/17	1,420
1,735	U.S. Treasury Note	3.13	5/15/19	1,735
1,032	U.S. Treasury Note	3.25	7/31/16	1,079
1,325	U.S. Treasury Note	3.25	12/31/16	1,377
1,325	U.S. Treasury Note	3.25	3/31/17	1,373
2,566	U.S. Treasury Note	3.38	11/15/19	2,594
1,449	U.S. Treasury Note	3.50	2/15/18	1,508
2,400	U.S. Treasury Note	3.50	5/15/20	2,432
2,583	U.S. Treasury Note	3.63	2/15/20	2,653
2,194	U.S. Treasury Note	3.63	2/15/21	2,225
1,974	U.S. Treasury Note	3.75	11/15/18	2,074
457	U.S. Treasury Note	3.88	2/15/13	484
1,195	U.S. Treasury Note	3.88	5/15/18	1,271
1,052	U.S. Treasury Note	4.00	2/15/14	1,137
1,274	U.S. Treasury Note	4.00	8/15/18	1,363
1,032	U.S. Treasury Note	4.13	5/15/15	1,127
3,517	U.S. Treasury Note	4.25	11/15/13	3,809
3,802	U.S. Treasury Note	4.25	8/15/14	4,158
2,573	U.S. Treasury Note	4.25	11/15/14	2,818
1,077	U.S. Treasury Note	4.25	8/15/15	1,182
727	U.S. Treasury Note	4.25	11/15/17	793
1,851	U.S. Treasury Note	4.38	8/15/12	1,950
3,190	U.S. Treasury Note	4.50	4/30/12	3,333
1,032	U.S. Treasury Note	4.50	11/15/15	1,145
1,179	U.S. Treasury Note	4.75	5/15/14	1,305
981	U.S. Treasury Note	4.75	8/15/17	1,100
2,338	U.S. Treasury Note	5.02	2/15/19	2,284
2,430	U.S. Treasury Note	6.62	8/15/19	2,512
5,367	U.S. Treasury Note	7.76	8/15/13	5,782
1,832	U.S. Treasury Note	8.88	2/15/19	2,593
	Total U.S. Treasury Obligations			252,700

	U.S. Government Agency Securities — 14.74%
2,244	Fannie Mae, Callable 4/22/11 @ 100.00	1.05	10/22/13	2,232
1,686	Fannie Mae, Callable 6/2/11 @ 100.00	1.13	12/2/13	1,681
745	Fannie Mae, Callable 5/18/11 @ 100.00	1.15	11/18/14	733
657	Fannie Mae	1.63	10/26/15	639
370	Fannie Mae, Callable 5/17/11 @ 100.00	1.75	11/17/15	361
1,616	Fannie Mae	2.63	11/20/14	1,667
3,090	Fannie Mae	2.75	2/5/14	3,211

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$730	Fannie Mae (a)	3.72	10/9/19	$496
400	Fannie Mae, Callable 4/18/11 @ 100.00	4.00	9/30/25	381
630	Fannie Mae	4.38	3/15/13	673
2,110	Fannie Mae	5.00	3/15/16	2,364
1,513	Fannie Mae	7.25	5/15/30	2,044
2,646	Fannie Mae, Series 1, Callable 6/28/11 @ 100.00	0.88	12/28/12	2,639
500	Fannie Mae, Series 2, Callable 3/28/12 @ 100.00	1.50	3/28/14	498
1,088	Federal Farm Credit Bank	2.00	6/1/12	1,107
1,510	Federal Farm Credit Bank	2.25	4/24/12	1,539
2,185	Federal Home Loan Bank	0.88	8/22/12	2,194
1,300	Federal Home Loan Bank	2.38	3/14/14	1,334
840	Federal Home Loan Bank	2.75	3/13/15	865
2,050	Federal Home Loan Bank	3.63	10/18/13	2,172
450	Federal Home Loan Bank, Callable 1/13/12 @ 100.00	4.00	1/13/21	447
880	Federal Home Loan Bank	5.25	12/11/20	972
200	Federal Home Loan Bank	5.50	7/15/36	216
2,692	Freddie Mac	1.63	4/15/13	2,733
2,967	Freddie Mac	2.88	2/9/15	3,073
700	Freddie Mac	3.75	3/27/19	722
2,098	Freddie Mac	4.13	9/27/13	2,251
1,510	Freddie Mac	4.50	1/15/13	1,610
2,196	Freddie Mac	5.25	4/18/16	2,485
1,590	Tennessee Valley Authority, Series A	6.79	5/23/12	1,705
	Total U.S. Government Agency Securities			45,044

	Corporate Bonds — 1.86%
850	Bank of America Corp., Series L (Diversified Financial Services)	3.13	6/15/12	876
122	General Electric Capital Corp., Series G (Diversified Financial Services)	2.20	6/8/12	125
1,990	Goldman Sachs Group, Inc. (Diversified Financial Services)	3.25	6/15/12	2,056
550	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	586
2,000	US Central Federal Credit Union (Diversified Financial Services)	1.90	10/19/12	2,038
	Total Corporate Bonds			5,681

	Time Deposit — 0.99%
3,014	State Street Liquidity Management Control System Time Deposit	0.01	4/1/11	3,014
	Total Time Deposit			3,014
	Total Investments (cost $309,658) — 100.31%			306,439

	Liabilities in excess of other assets — (0.31)%			(949)

	Net Assets — 100.00%			$305,490

(a)	Rate disclosed represents effective yield at purchase.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 72.12%
$59	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	$65
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	696
2,287	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	3.00	10/15/12	2,353
1,504	AT&T, Inc. (Diversified Telecommunication Services)	4.95	1/15/13	1,602
856	AT&T, Inc. (Diversified Telecommunication Services)	5.10	9/15/14	936
3,549	AT&T, Inc. (Diversified Telecommunication Services)	5.80	2/15/19	3,942
1,175	AT&T, Inc. (Diversified Telecommunication Services)	6.45	6/15/34	1,210
1,505	Aviation Capital Group (Transportation Infrastructure) (a)	6.75	4/6/21	1,509
2,690	Aviation Capital Group (Transportation Infrastructure) (a)	7.13	10/15/20	2,806
2,242	Baker Hughes, Inc. (Oil, Gas & Consumable Fuels)	5.13	9/15/40	2,126
992	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3.25	11/12/20	925
4,327	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	4,454
1,915	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	1,894
1,787	CC Holdings GS V LLC (Wireless Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	1,948
1,793	Cellco Partnership/Verizon Wireless Capital LLC (Diversified Telecommunication Services)	5.55	2/1/14	1,969
2,053	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,305
2,885	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	2,832
990	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	1,078
3,171	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	3,509
766	Comcast Corp. (Media)	5.15	3/1/20	797
1,114	Comcast Corp. (Media)	6.45	3/15/37	1,141
3,169	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,308
602	Duke Energy Carolinas LLC, Series C (Electric Utilities)	7.00	11/15/18	721
1,774	E.I. du Pont de Nemours & Co. (Chemicals)	4.25	4/1/21	1,757
774	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	852
1,670	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	1,558
1,039	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	7.50	7/1/38	1,202
2,628	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	9.00	4/15/19	3,320
3,224	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)	5.25	1/31/20	3,346
2,372	ERAC USA Finance Co. (Specialty Retail) (a)	5.25	10/1/20	2,442
658	ERAC USA Finance Co. (Specialty Retail) (a)	5.60	5/1/15	716
2,275	Exelon Generation Co. LLC (Electric Utilities)	6.20	10/1/17	2,520
1,326	Family Dollar Stores, Inc. (Specialty Retail)	5.00	2/1/21	1,303
4,391	General Electric Co. (Industrial Conglomerates)	5.00	2/1/13	4,678
1,309	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,426
2,492	Georgia Power Co. (Electric Utilities)	6.00	11/1/13	2,770
1,989	GlaxoSmithKline Capital, Inc. (Pharmaceuticals)	4.85	5/15/13	2,140
2,342	Goldman Sachs Group, Inc. (Diversified Financial Services)	6.25	2/1/41	2,332
3,223	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	3,552
2,177	Hewlett-Packard Co. (Computers & Peripherals)	4.50	3/1/13	2,319
3,634	IBM Corp. (Computers & Peripherals)	7.63	10/15/18	4,548
3,184	Jefferies Group, Inc. (Capital Markets)	8.50	7/15/19	3,756
5,271	JPMorgan Chase & Co. (Diversified Financial Services)	4.40	7/22/20	5,094
4,372	JPMorgan Chase & Co. (Diversified Financial Services)	6.30	4/23/19	4,839
673	Juniper Networks, Inc. (IT Services)	4.60	3/15/21	671
1,158	Kellogg Co. (Food Products)	4.25	3/6/13	1,221
2,026	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	2,164
3,379	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	3,712
672	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	672
1,519	MassMutual Global Funding LLC (Capital Markets) (a)	2.30	9/28/15	1,470
1,109	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	1,176
3,369	Morgan Stanley, MTN (Diversified Financial Services)	7.30	5/13/19	3,789
2,995	Morgan Stanley, Series F, MTN (Diversified Financial Services)	6.63	4/1/18	3,292
2,570	Nationwide Mutual Insurance Co. (Insurance) (a)	9.38	8/15/39	3,125
2,255	NBC Universal (Media) (a)	5.95	4/1/41	2,161
3,059	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	3,243
1,686	News America, Inc. (Media)	6.15	3/1/37	1,671
3,091	Northern Trust Corp. (Diversified Financial Services)	4.63	5/1/14	3,338
965	Oncor Electric Delivery Co. LLC (Electric Utilities) (a)	5.25	9/30/40	884
1,387	Pacific Gas & Electric Co. (Electric Utilities)	6.05	3/1/34	1,445
1,811	Praxair, Inc. (Industrial Conglomerates)	4.63	3/30/15	1,960
1,057	Public Service Co. of Colorado, Series 17 (Electric Utilities)	6.25	9/1/37	1,188
1,051	Roche Holdings, Inc. (Pharmaceuticals) (a)	7.00	3/1/39	1,280

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,191	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.85	7/15/18	$1,298
661	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	734
4,046	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	4,282
1,914	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	2,158
1,179	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	1,286
743	The Kroger Co. (Food & Staples Retailing)	5.50	2/1/13	795
878	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	1,000
1,860	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	1,821
506	TIAA Global Markets, Inc., MTN (Capital Markets) (a)	5.13	10/10/12	536
3,968	Time Warner Cable, Inc. (Media)	5.85	5/1/17	4,340
2,025	Time Warner Cable, Inc. (Media)	8.25	2/14/14	2,354
2,996	Time Warner, Inc. (Media)	4.88	3/15/20	3,055
780	Time Warner, Inc. (Media)	6.20	3/15/40	773
1,530	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	1,555
1,342	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.25	4/15/13	1,446
522	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	580
1,019	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	1,014
1,359	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	1,547
1,981	Wells Fargo & Co., MTN (Commercial Banks)	4.60	4/1/21	1,959
2,935	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	2,794
790	Wisconsin Power & Light Co. (Electric Utilities)	6.38	8/15/37	901
	Total Corporate Bonds			175,286

	Yankee Dollars — 21.71%
1,422	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	1,399
1,051	American Airlines PT Trust 11-1, Series A (Airlines)	5.25	7/31/21	1,019
1,984	Bank of Nova Scotia (Commercial Banks)	2.38	12/17/13	2,024
2,404	Bank of Nova Scotia (Commercial Banks)	3.40	1/22/15	2,487
1,797	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,853
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,590
1,183	Continental Airlines 2010-A (Airlines)	4.75	1/12/21	1,166
2,796	Credit Suisse New York (Commercial Banks)	5.30	8/13/19	2,939
211	Diageo Capital PLC (Beverages)	5.20	1/30/13	226
2,886	Ensco PLC (Oil, Gas & Consumable Fuels)	4.70	3/15/21	2,865
2,436	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	2,468
4,567	Royal Bank of Canada, MTN (Commercial Banks)	2.10	7/29/13	4,659
4,076	Sanofi-Aventis (Pharmaceuticals)	4.00	3/29/21	4,009
2,175	Shell International Finance BV (Energy Equipment & Services)	5.50	3/25/40	2,204
1,229	Shell International Finance BV (Energy Equipment & Services)	6.38	12/15/38	1,389
1,207	Siemens Financieringsmaatschappij NV (Industrial Conglomerates) (a)	6.13	8/17/26	1,361
2,921	Tesco PLC (Food & Staples Retailing) (a)	5.50	11/15/17	3,239
1,738	Teva Pharmaceutical Finance II/III LLC (Pharmaceuticals)	3.00	6/15/15	1,755
1,531	Total Capital SA (Oil, Gas & Consumable Fuels)	3.00	6/24/15	1,563
2,455	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	2,576
1,716	Veolia Environnement (Multi-Utilities)	6.00	6/1/18	1,908
733	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	9.63	3/1/19	934
1,094	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	1,094
1,223	Wesfarmers Ltd. (Industrial Conglomerates) (a)	7.00	4/10/13	1,348

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$3,774	Woodside Finance Ltd. (Diversified Financial Services) (a)	8.75	3/1/19	$4,701
	Total Yankee Dollars			52,776

	Time Deposit — 5.55%
13,498	State Street Liquidity Management Control System Time Deposit	0.01	4/1/11	13,498
	Total Time Deposit			13,498
	Total Investments (cost $242,540) — 99.38%			241,560

	Other assets in excess of liabilities — 0.62%			1,505

	Net Assets — 100.00%			$243,065

(a)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale.  Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

MTN	– Medium Term Note

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 101.36%
$5,600	Fannie Mae, 15 YR TBA	3.50	4/25/26	$5,614
700	Fannie Mae, 15 YR TBA	4.00	4/25/26	719
8,100	Fannie Mae, 15 YR TBA	4.50	4/25/26	8,489
5,100	Fannie Mae, 15 YR TBA	5.00	4/25/26	5,418
3,000	Fannie Mae, 15 YR TBA	5.50	4/25/26	3,245
2,100	Fannie Mae, 30 YR TBA	3.50	4/25/41	1,977
2,800	Fannie Mae, 30 YR TBA	5.00	4/25/41	2,929
18,200	Fannie Mae, 30 YR TBA	5.50	5/25/41	19,406
4,900	Fannie Mae, 30 YR TBA	6.50	4/25/41	5,492
13,437	Fannie Mae, Pool #190405	4.00	10/1/40	13,233
5,484	Fannie Mae, Pool #256843	5.50	8/1/37	5,878
8,952	Fannie Mae, Pool #725228	6.00	3/1/34	9,852
8,232	Fannie Mae, Pool #889117	5.00	10/1/35	8,679
12,722	Fannie Mae, Pool #890221	5.50	12/1/33	13,712
12,003	Fannie Mae, Pool #959451	6.00	12/1/37	13,077
12,800	Fannie Mae, Pool #AD0527	5.50	6/1/39	13,719
2,987	Fannie Mae, Pool #AE0442	6.50	1/1/39	3,358
9,900	Fannie Mae, Pool #AH5988	5.00	3/1/41	10,376
9,000	Fannie Mae, Pool #AH6242	4.00	4/1/26	9,269
16,200	Fannie Mae, Pool #AH7521	4.50	3/1/41	16,524
3,000	Fannie Mae, Pool #AH9055	4.50	4/1/41	3,060
7,400	Freddie Mac, 30 YR TBA	5.00	4/15/41	7,723
1,700	Freddie Mac, Gold 30 YR TBA	4.00	4/15/41	1,669
2,800	Freddie Mac, Gold 30 YR TBA	5.50	4/15/41	2,986
2,900	Freddie Mac, Gold 30 YR TBA	6.00	4/15/41	3,150
6,020	Freddie Mac, Pool #1B7911 (a)	2.71	12/1/40	6,058
7,228	Freddie Mac, Pool #A96286	4.00	1/1/41	7,107
1,800	Freddie Mac, Pool #A97495	4.50	3/1/41	1,831
17,983	Freddie Mac, Pool #A97692	4.50	3/1/41	18,295
5,670	Freddie Mac, Pool #C01598	5.00	8/1/33	5,959
7,955	Freddie Mac, Pool #G01665	5.50	3/1/34	8,545
5,302	Freddie Mac, Pool #G02794	6.00	5/1/37	5,785
600	Government National Mortgage Association, 30 YR TBA	4.00	4/20/40	600
5,100	Government National Mortgage Association, 30 YR TBA	4.00	4/15/41	5,100
9,700	Government National Mortgage Association, 30 YR TBA	4.50	4/15/41	10,005
6,500	Government National Mortgage Association, 30 YR TBA	4.50	4/20/41	6,693
4,800	Government National Mortgage Association, 30 YR TBA	5.00	4/15/41	5,090
7,500	Government National Mortgage Association, 30 YR TBA	5.00	4/20/41	7,956
2,700	Government National Mortgage Association, 30 YR TBA	5.50	4/20/40	2,917
1,100	Government National Mortgage Association, 30 YR TBA	5.50	4/15/41	1,191
1,600	Government National Mortgage Association, 30 YR TBA	6.00	4/20/40	1,746
600	Government National Mortgage Association, 30 YR TBA	6.00	4/15/41	660
1,600	Government National Mortgage Association, 30 YR TBA	6.50	4/15/41	1,804
1,925	Government National Mortgage Association, Pool #510835	5.50	2/15/35	2,094
659	Government National Mortgage Association, Pool #658181	5.50	11/15/36	715
1,985	Government National Mortgage Association, Pool #781959	6.00	7/15/35	2,180
1,454	Government National Mortgage Association, Pool #782523	5.00	11/15/35	1,548
	Total U.S. Government Agency Mortgages			293,433

	U.S. Treasury Obligations — 35.27%
1,000	U.S. Treasury Bills (b)	0.04	4/7/11	1,000
14,600	U.S. Treasury Bills (b)	0.13	5/19/11	14,599
86,500	U.S. Treasury Bills (b)(c)	0.15	5/12/11	86,496
	Total U.S. Treasury Obligations			102,095

	Asset Backed Security — 0.74%
2,000	Citibank Omni Master Trust, Series 2009-A17, Class A17 (d)	4.90	11/15/18	2,139
	Total Asset Backed Security			2,139

	Collateralized Mortgage Obligations — 5.62%
860	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.78	5/10/45	851
1,745	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (a)	5.69	4/10/49	1,852

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments - (continued) March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,240	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	$1,279
1,310	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	1,394
860	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	867
1,745	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	1,868
690	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	718
1,300	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	1,338
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	117
860	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	5.83	11/12/16	898
1,745	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,832
1,310	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.88	7/11/17	1,395
1,745	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (a)	5.90	7/15/17	1,869
	Total Collateralized Mortgage Obligations			16,278

	Total Investments Before TBA Sale Commitments (cost $413,701) — 142.99%			413,945

	TBA Sale Commitments (see summary below) — (14.02)%			(40,593)

	Liabilities in excess of other assets — (28.97)%			(83,869)

	Net Assets — 100.00%			$289,483

	TBA Sale Commitments (e) — (14.02)%
$(28,400)	Fannie Mae, 30 YR TBA	5.50	4/25/41	$(30,370)
(9,400)	Fannie Mae, 30 YR TBA	6.00	4/25/41	(10,223)
	Total TBA Sale Commitments			$(40,593)

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)
Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid by the Specialist Manager.

(e)
Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Portfolio of Investments).

TBA	– Security is subject to delayed delivery.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments - (concluded) March 31, 2011 (Unaudited)

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
53	U.S. Treasury 10 Year Note Future	$6,310	Jun-11	$(1)
	Net Unrealized Appreciation/(Depreciation)			$(1)

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 95.28%
	Alabama — 2.93%
$1,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100.00 (NATL-RE)	5.25	3/1/13	$1,044

	California — 6.69%
765	California State, GO	5.00	4/1/15	842
1,500	Los Angeles California Municipal Improvement Corporation Lease Revenue, Series C	3.00	9/1/12	1,538
				2,380
	Florida — 16.99%
1,250	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,309
1,000	Florida State Board of Education, Series B, GO, Callable 1/1/12 @ 101.00	5.38	1/1/14	1,042
1,250	Jacksonville Florida Special Revenue, Series C-1	4.00	10/1/13	1,331
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	520
735	Lakeland Florida Light & Water Revenue, Series C (AGM)	6.05	10/1/11	752
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,092
				6,046
	Illinois — 2.91%
1,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Pre-refunded 12/30/11 @ 100.00	5.25	12/30/12	1,036

	Iowa — 3.43%
1,150	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100.00	5.25	8/1/13	1,219

	Kentucky — 4.58%
1,500	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	1,629

	Maryland — 0.95%
325	Maryland State Transportation Authority Grant & Revenue Anticipation	5.00	3/1/12	338

	Michigan — 10.89%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	429
650	Hamilton Michigan Community School District, GO (AGM, Q-SBLF)	5.00	5/1/12	680
1,500	Michigan State Trunk Line Revenue (NATL-RE, FGIC)	5.25	11/1/15	1,697
1,000	Michigan State, Series A, GO	4.00	11/1/16	1,068
				3,874
	Nebraska — 3.07%
1,000	Nebraska Public Power District Revenue, Series A (NATL-RE, FGIC)	5.00	1/1/14	1,091

	Nevada — 2.87%
1,000	Nevada State Colorado River Community, Series I, GO (AGM)	5.00	9/15/11	1,020

	New York — 7.66%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,705
1,000	New York State Dormitory Authority Revenue School Districts Financing Program, Series D (NATL-RE)	5.25	10/1/11	1,022
				2,727
	Pennsylvania — 0.93%
325	Swarthmore Borough Authority Pennsylvania College Revenue	5.00	9/15/11	332

	Tennessee — 2.88%
1,000	Memphis Tennessee, Series C, GO (XLCA)	5.00	11/1/11	1,027

	Texas — 14.42%
735	Austin Texas Independent School District, Series A, GO	3.00	8/1/14	777
745	College Station Texas, GO	5.00	2/15/16	842
1,500	Mansfield Texas Independent School District, GO	4.00	2/15/13	1,587
1,285	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	1,387
500	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	537
				5,130
	Utah — 1.43%
500	Murray City Utah School District, GO, Pre-refunded 8/1/11 @ 100	5.00	8/1/13	508

	Washington — 6.87%
1,250	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series S	5.00	7/1/15	1,413
650	Washington State, Series R-03-A, GO, Callable 1/1/12 @ 100.00 (NATL-RE)	5.00	1/1/14	669
See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments - (concluded) March 31, 2011 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$350	Washington State, Series R-03-A, GO, Pre-refunded 1/1/12 @ 100 (NATL-RE)	5.00	1/1/14	$362
				2,444
	Wisconsin — 5.78%
1,475	Dane County, Series A, GO	3.00	6/1/12	1,513
500	Milwaukee Wisconsin, Series B-6, GO, Callable 10/1/13 @ 100.00	5.00	10/1/14	545
				2,058
	Total Municipal Bonds			33,903

	Mutual Fund — 3.55%
1,260,595	SSgA Tax-Free Money Market Fund (a)	0.01		1,261
	Total Mutual Fund			1,261
	Total Investments (cost $34,635) — 98.83%			35,164

	Other assets in excess of liabilities — 1.17%			418

	Net Assets — 100.00%			$35,582

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011.

AGM	– Assured Guaranty Municipal Corporation
AMBAC	– American Municipal Bond Assurance Corporation
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Reinsurance
Q-SBLF	– Qualified School Bond Loan Fund
XLCA	– XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.55%
	Alabama — 3.28%
$2,350	Alabama State Public School & College Authority Revenue, Capital Improvement, Callable 12/1/17 @ 100.00	5.00	12/1/24	$2,466
2,500	Alabama State Public School & College Authority Revenue, Capital Improvement, Series B, Callable 5/1/13 @ 103.00	5.00	5/1/14	2,765
3,000	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/14	3,304
1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	1,686
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,644
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,053
				15,918
	Alaska — 0.50%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (General Obligation of Authority)	5.25	4/1/22	2,431

	Arizona — 1.65%
95	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	96
620	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	625
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	265
2,000	Pima County Arizona Sewer System Revenue, Callable 7/1/20 @ 100.00 (AGM)	5.00	7/1/23	2,081
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,053
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,602
300	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	300
				8,022
	Arkansas — 0.21%
515	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/13	529
15	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM (ADFA/ADED)	4.25	3/1/13	16
450	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	472
				1,017
	California — 18.99%
1,500	California Health Facilities Financing Authority Revenue, Sutter Health, Series B, Callable 8/15/20 @ 100.00	5.25	8/15/23	1,541
4,400	California State Department of Water Resources, Central Valley Project	5.25	7/1/22	4,405
5,950	California State Department of Water Resources, Power Supply Revenue, Series L	5.00	5/1/15	6,672
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,388
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	984
4,000	California State Water Resource Development, Series M, GO	4.90	10/1/14	4,010
250	California State, GO	6.30	9/1/11	256
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,431
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,451
5,000	California State, GO	5.00	8/1/21	5,164
1,000	California State, GO	5.00	8/1/22	1,024
250	California State, GO	5.00	11/1/22	259
905	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	923
4,410	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1, Callable 6/1/17 @ 100.00	4.50	6/1/27	3,273
3,037	Knightsen School District Lease Certificates California, Flexfund Program (a)	4.75	12/1/27	2,724
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE, FGIC)	5.00	8/1/16	4,571
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,398
5,000	Sacramento County California Airport System Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/23	5,134
5,000	San Diego California Public Facilities Financing Authority, Sewer Revenue, Series A, Callable 5/15/19 @ 100.00	5.00	5/15/23	5,262
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	3,692
5,530	San Francisco California City & County Airports Commission International Terminal Revenue, Series E, Callable 5/1/19 @ 100.00	5.25	5/1/23	5,691
4,175	Southern California Public Power Authority, Canyon Power Project Revenue, Series A, Callable 1/1/20 @ 100.00	5.00	7/1/23	4,336

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	California (continued)
$5,000	Southern California Public Power Authority, Windy Flats Project Revenue, Series 1, Callable 7/1/20 @ 100.00	5.00	7/1/23	$5,280
2,500	Tuolumne Wind Project Authority California Revenue, Series A, Callable 1/1/19 @ 100.00	5.25	1/1/24	2,588
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,672
				92,129
	Colorado — 0.51%
865	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	5.00	6/15/14	898
1,505	Colorado Health Facilities Authority Revenue, Boulder Community Hospital Project, Series A	4.00	10/1/18	1,471
102	University of Colorado Registrants Participation Institutes	6.00	12/1/13	107
				2,476
	Delaware — 0.44%
2,030	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	2,125

	District of Columbia — 0.54%
435	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	435
2,000	District of Columbia Income Tax Secured Revenue, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/22	2,183
				2,618
	Florida — 13.26%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,406
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,133
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,126
1,630	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,652
5,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/15	5,360
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,141
3,000	Florida State Board of Public Education, Capital Outlay, Series D, GO	5.00	6/1/17	3,320
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,113
1,500	Florida State Turnpike Authority Revenue, Department of Transportation, Series A (AGM)	5.00	7/1/13	1,623
5,180	Florida State Turnpike Authority Revenue, Department of Transportation, Series A	5.00	7/1/14	5,734
2,500	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/14	2,717
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,465
530	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	522
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,320
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,413
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,078
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,204
1,675	Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series A, Callable 10/1/20 @ 100.00	5.50	10/1/25	1,739
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,692
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,913
2,400	Orlando Florida Utilities Commission Utility System Revenue, Series C	5.00	10/1/14	2,676
				64,347
	Georgia — 1.98%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,080
1,250	Gwinnett County Georgia Development Authority Public School Project Certificates of Participation, Prerefunded 1/1/14 @ 100.00 (NATL-RE)	5.25	1/1/20	1,394
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,625
2,685	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System (RADIAN)	5.25	7/1/23	2,521
				9,620
	Hawaii — 1.39%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,555
200	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	200
				6,755
	Idaho — 0.43%
1,705	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,682

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Idaho (continued)
$380	Idaho Housing & Finance Association, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	$381
				2,063
	Illinois — 5.32%
190	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	190
2,880	Chicago Illinois Increment Allocation Revenue (a)	7.46	2/15/26	2,729
2,500	Chicago Illinois, Series A, GO, Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,601
500	Cicero Illinois Tax Increment, Series A (XLCA) (a)	5.00	1/1/12	504
2,280	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,312
95	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers Facilities, Series A, Pre-refunded	5.70	7/1/12	98
70	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers Facilities, Series A, Unrefunded	5.70	7/1/12	70
1,600	Illinois Educational Facilities Authority Revenue (b)	5.55	7/1/14	1,310
380	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/14 @ 100.00 (c)	4.25	3/1/34	390
2,000	Illinois State Toll Highway Authority Toll Highway Revenue, Series A-1, Callable 1/1/20 @ 100.00	5.00	1/1/25	1,996
3,000	Illinois State, GO, Callable 1/1/20 @ 100.00	5.00	1/1/22	2,913
5,000	Illinois State, Series B, GO	5.00	1/1/16	5,233
945	Lake County Illinois Community School District, Unrefunded (AGM) (b)	6.31	12/1/17	712
695	Lake County Illinois Community School District, ETM, Pre-refunded (AGM) (b)	6.31	12/1/17	577
180	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	217
1,000	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	1,033
1,585	Railsplitter Tobacco Settlement Authority Illinois Revenue, Callable 6/1/21 @ 100.00	5.50	6/1/23	1,519
380	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	380
860	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	862
140	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	140
				25,786
	Indiana — 1.53%
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,099
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,816
1,390	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project (RADIAN)	5.50	11/1/17	1,393
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,124
				7,432
	Louisiana — 0.66%
975	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	997
1,070	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,090
320	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	320
775	Louisiana Local Government Environmental Facilities Community Development Authority, Series A, Callable 12/1/12 @ 102.00 (AMBAC)	5.20	6/1/17	809
				3,216
	Maryland — 0.47%
1,250	Maryland State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, Callable 6/1/20 @ 100.00	5.38	6/1/25	1,193
1,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,091
				2,284
	Massachusetts — 4.57%
4,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C	5.50	7/1/15	5,139
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,437
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,277
320	Massachusetts State Development Finance Agency Revenue, Series A, Callable 10/20/11 @ 105.00 (GNMA)	6.70	10/20/21	347
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	2,859

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	$1,418
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,252
1,425	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	1,480
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,632
335	Massachusetts State Housing Finance Agency (RADIAN)	4.85	9/1/13	335
				22,176
	Michigan — 3.11%
4,000	Detroit Michigan Sewer Disposal System Revenue, Series C-1, Callable 7/1/19 @ 100.00	6.50	7/1/24	4,438
1,435	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,473
285	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	301
1,000	Michigan State Hospital Finance Authority Revenue, Henry Ford Health System	5.50	11/15/17	1,088
1,175	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	1,254
140	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC) (a)	6.00	5/15/13	143
2,000	Michigan State, Series A, GO	5.00	11/1/19	2,199
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,551
2,500	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT	5.00	12/1/14	2,628
				15,075
	Mississippi — 0.13%
620	Jackson Mississippi Housing Authority, AMT (AGM)	5.30	4/1/19	621

	Missouri — 1.65%
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,559
2,335	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	2,422
				7,981
	Montana — 0.27%
1,250	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,316

	Nebraska — 0.07%
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D (a)(d)	5.45	3/15/30	76
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D (a)(d)	5.55	3/15/35	122
1,000	Nebraska Educational Financial Authority Revenue, Series A (a)(d)	5.50	3/15/25	160
				358
	Nevada — 1.17%
3,000	Clark County Nevada Airport Revenue System, Series C, Callable 7/1/19 @ 100.00 (AGM)	5.00	7/1/23	3,018
2,250	Clark County Nevada Airport Revenue System, Series D, Callable 1/1/20 @ 100.00	5.00	7/1/23	2,272
370	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	363
				5,653
	New Jersey — 4.24%
7,555	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,653
5,250	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series EE, Callable 3/1/21 @ 100.00	5.25	9/1/23	5,327
2,500	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series N-1, Callable 9/1/15 @ 100.00 (NATL-RE)	5.00	9/1/18	2,589
500	New Jersey Economic Development Authority Revenue, Series A, Prerefunded 5/15/14 @ 100.00	6.38	4/1/31	580
1,600	New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center	5.00	7/1/16	1,631
2,180	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series C, Prerefunded 6/15/13 @ 100.00	5.50	6/15/21	2,408
440	Tobacco Settlement Financing Corp. Revenue, Series 1-A, Callable 6/1/17 @ 100.00	4.50	6/1/23	367
				20,555
	New York — 6.43%
80	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	81
3,545	Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A-1	5.00	11/15/13	3,873
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,583
2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	2,198

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (General Obligation of Corp.)	5.00	2/15/22	$2,561
5,000	New York City Transitional Finance Authority Revenue, Series B	5.00	11/1/17	5,682
2,285	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,472
290	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	301
1,230	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,238
3,250	New York State, Series B, GO	5.00	8/1/17	3,661
1,250	New York State, Series E, GO	5.00	8/1/19	1,389
5,520	New York State, Series E, GO, Callable 8/1/19 @ 100.00	5.00	8/1/21	5,964
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	212
				31,215
	North Carolina — 0.66%
2,350	North Carolina Eastern Municipal Power Agency Power System Revenue, Series A	5.00	1/1/21	2,466
755	North Carolina Medical Care Community Revenue, Health Care, Series A (HUD)	4.65	10/1/14	757
				3,223
	Ohio — 2.54%
1,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,033
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	6,821
300	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (RADIAN)	5.00	6/1/12	305
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,126
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Callable 7/1/15 @ 100.00 (c)	4.95	7/1/37	269
1,000	Ohio State Water Development Authority Water Pollution Control Revenue, Water Quality, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/23	1,090
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	719
210	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	212
230	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	231
630	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	517
				12,323
	Oklahoma — 0.05%
245	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.79	9/1/32	254

	Pennsylvania — 6.33%
1,310	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	1,255
2,525	Allegheny County Pennsylvania Sanitary Authority Sewer Revenue, Callable 12/1/20 @ 100.00 (AGM)	5.00	6/1/24	2,583
140	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	141
2,825	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	2,766
165	McKeesport Pennsylvania Area School District, ETM (AGM)	5.00	4/1/13	169
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,245
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,827
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	685
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,739
310	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	301
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph's University (RADIAN)	5.25	12/15/18	1,018
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	1,007
2,500	Philadelphia Pennsylvania School District, Series C, GO (State Aid Withholding)	5.00	9/1/14	2,694
3,650	Philadelphia Pennsylvania Water & Wastewater Revenue, Series A	5.00	6/15/15	4,031
810	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	814
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B, Callable 11/15/14 @ 100.00	5.38	11/15/34	1,141

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (General Obligation of University)	5.50	9/15/21	$2,269
				30,685
	Puerto Rico — 3.64%
4,950	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC)	5.50	7/1/26	4,772
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,474
4,000	Puerto Rico Public Buildings Authority Revenue Guaranteed, Government Facilities, Series H (XLCA)	5.25	7/1/13	4,214
6,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Callable 8/1/19 @ 100.00	5.50	8/1/23	6,214
				17,674
	South Carolina — 1.21%
1,930	Charleston South Carolina Waterworks & Sewer Revenue, Capital Improvement	5.13	1/1/15	2,186
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,662
				5,848
	South Dakota — 0.08%
340	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	386

	Tennessee — 0.80%
90	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	91
3,050	Memphis Tennessee Electric Systems Revenue, SUB	5.00	12/1/17	3,473
305	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	319
				3,883
	Texas — 5.63%
1,000	Austin Texas Electricity Utility System Revenue, Series A, Callable 11/15/20 @ 100.00	5.00	11/15/24	1,059
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	957
4,260	Fort Worth Texas General Purpose, GO	5.00	3/1/15	4,779
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,505
3,275	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/16	3,729
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,777
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,250
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,851
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,382
				27,289
	Utah — 0.07%
350	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	350

	Virginia — 0.94%
1,000	Loudoun County Virginia, Series A, GO (State Aid Withholding)	5.00	7/1/14	1,125
3,050	Virginia Beach Development Authority Public Facility Revenue, Series A	5.00	5/1/15	3,429
				4,554
	Washington — 3.18%
1,000	Energy Northwest Washington Electric Revenue, Columbia Generating, Series D	5.00	7/1/12	1,055
3,000	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	3,213
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,696
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,051
1,730	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,860
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,077

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$455	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A (GNMA)	6.35	8/20/39	$469
				15,421
	Wisconsin — 0.62%
2,910	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital (FHA)	5.60	7/15/22	3,013
	Total Municipal Bonds			478,092

	Corporate Bond — 0.0%
	Diversified Financial Services — 0.0%
3,939	ASC Equipment (a)(e)(f)(g)	—	3/1/08	—
	Total Corporate Bond			—

	Time Deposit — 0.66%
3,202	State Street Liquidity Management Control System Time Deposit	0.01	4/1/11	3,202
	Total Time Deposit			3,202
	Total Investments (cost $485,386) — 99.21%			481,294

	Other assets in excess of liabilities — 0.79%			3,819

	Net Assets — 100.00%			$485,113
	Amounts designated as “ – ” are $0 or have been rounded to $0.

(a)	The securities have been deemed illiquid by the Specialist Manager and represent 1.33% of the Portfolio.
(b)	Zero Coupon Security. Effective rate shown is as of March 31, 2011.
(c)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011. The maturity date represents actual maturity date.
(d)	Issuer has defaulted on the payment of interest.
(e)	Escrow security due to bankruptcy.
(f)	Issuer has defaulted on the payment of principal and interest.
(g)	The security was originally issued with a coupon rate of 5.125%.

ADFA/ADED	–	Arkansas Development Finance Authority / Arkansas Department of Economic Development
AGM	–	Assured Guaranty Municipal Corporation
AMBAC	–	American Municipal Bond Assurance Corporation
AMT	–	Alternative Minimum Tax
ETM	–	Escrowed to Maturity
FGIC	–	Financial Guaranty Insurance Company
FHA	–	Federal Housing Administration
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
GTY	–	Guaranty
HUD	–	Housing and Urban Development
LOC	–	Letter of Credit
MBIA	–	Municipal Bond Insurance Association
MBIA-IBC	–	MBIA Insured Bond Certificate
NATL-RE	–	Reinsurance provided by National Reinsurance
PSF-GTD	–	Permanent School Fund Guaranteed
RADIAN	–	Radian Group, Inc.
SONYMA	–	State of New York Mortgage Agency
SUB	–	Subordinate Bond
XLCA	–	XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 99.16%
	Alabama — 6.87%
$2,000	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$2,230
1,015	Foley Utilities Board Utilities Revenue	3.00	11/1/13	1,055
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,127
				4,412
	California — 4.14%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	1,073
1,500	Los Angeles California Unified School District, Series A-2, GO, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,588
				2,661
	Florida — 13.31%
1,100	Broward County Airport System Revenue, Series L (AMBAC)	5.00	10/1/13	1,181
2,050	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	2,313
1,650	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	1,847
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	955
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,122
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,133
				8,551
	Hawaii — 5.15%
1,585	Honolulu City & County Hawaii, Series B, GO (NATL-RE)	5.00	7/1/12	1,672
1,500	Honolulu City & County Hawaii, Series B, GO, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,638
				3,310
	Illinois — 3.81%
2,000	Cook County Illinois, Series B, GO, Callable 11/15/13 @ 100.00 (NATL-RE)	5.25	11/15/16	2,113
320	Northbrook Illinois, GO	3.00	12/1/15	336
				2,449
	Kentucky — 3.43%
2,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	2,200

	Maine — 2.50%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,604

	Maryland — 3.23%
1,830	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	2,071

	Massachusetts — 5.21%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,305
1,000	Massachusetts State Water Pollution Abatement Trust Revenue, Series A	5.25	2/1/12	1,040
				3,345
	Michigan — 3.32%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,110
1,000	Michigan State Trunk Line Fund Revenue, Series B (AGM)	5.00	9/1/11	1,019
				2,129
	Nevada — 1.66%
1,000	Nevada State, Capital Improvement, Series A, GO, Callable 2/1/15 @ 100.00	5.00	2/1/19	1,064

	New York — 4.76%
2,745	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	3,059

	Ohio — 1.77%
1,000	Ohio State, Series B, GO	5.00	9/15/17	1,140

	Oklahoma — 4.17%
2,350	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	2,676

	Pennsylvania — 3.09%
1,750	Pennsylvania State, Series A, GO	5.00	5/1/20	1,987

	South Carolina — 3.72%
1,100	Richland County School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,233
1,085	South Carolina State Public Service Authority Revenue, Series D, Callable 1/1/13 @ 100.00 (AGM)	5.25	1/1/14	1,158
				2,391
	Texas — 6.95%
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,590
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,063

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments - (concluded) March 31, 2011 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$750	Webb County Texas, GO	4.50	2/15/19	$812
				4,465
	Utah — 1.78%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	7/1/16	1,146

	Washington — 14.67%
2,000	King County Washington Sewer Revenue	5.00	1/1/20	2,253
1,000	King County Washington, GO	5.25	1/1/23	1,143
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,754
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,644
2,300	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,625
				9,419
	Wisconsin — 5.62%
875	D C Everest Area School District, GO, Callable 4/1/15 @ 100.00 (AGM)	5.00	4/1/17	958
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE, FGIC)	4.75	4/1/21	1,300
1,200	Wisconsin State, Series C, GO	5.00	5/1/15	1,352
				3,610
	Total Municipal Bonds			63,689

	Mutual Fund — 1.84%
1,180,574	SSgA Tax-Free Money Market Fund (a)	0.01		1,181
	Total Mutual Fund			1,181
	Total Investments (cost $66,058) — 101.00%			64,870

	Liabilities in excess of other assets — (1.00)%			(644)

	Net Assets — 100.00%			$64,226

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2011.

AGM	–	Assured Guaranty Municipal Corporation
AMBAC	–	American Municipal Bond Assurance Corporation
FGIC	–	Financial Guaranty Insurance Company
GO	–	General Obligation
NATL-RE	–	Reinsurance provided by National Reinsurance
SCSDE	–	Insured by South Carolina School Discount Enhancement

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST
Notes to Portfolios of Investments (concluded) – March 31, 2011 (Unaudited)

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of March 31, 2011, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Related Securities Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio”) (each a “Portfolio” and collectively the “Portfolios”).

      Each Portfolio is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of March 31, 2011, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio and Commodity Portfolio are diversified portfolios under the 1940 Act. The Real Estate Portfolio and Commodity Portfolio are non-diversified portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

   2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios:

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. eastern time, on days the NYSE is open. Each Portfolio’s NAV per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.  Securities Valuation.  Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to procedures adopted by the Board, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1—	quoted prices in active markets for identical assets
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange Traded Funds):  Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price.  In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. Dollars at the bid price of such currencies against U.S. Dollars at the time of the NAV calculation, and are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales on such exchange, the security is valued at the mean of the bid and asking price and typically categorized as Level 2 in the fair value hierarchy.  Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:  Mutual funds are valued at their respective daily NAV and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal, and Global Bonds and U.S. Government and Agency Securities):  Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Short Term Obligations:  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed Securities: In addition to the inputs discussed above for “Fixed Income Securities,” asset backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Interest rate swaps are valued using interdealer broker rates, benchmark yields, and swap details, and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of March 31, 2011 (amounts in thousands):

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks1	$540,172	$-	$-	$540,172
U.S. Treasury Obligations	-	259	-	259
Time Deposits	-	5,176	-	5,176
Mutual Funds	1,945	-	-	1,945
Total Investments	$542,117	$5,435	$-	$547,552
Other Financial Instruments2
Futures	60	-	-	60

Institutional Value Portfolio
Common Stocks1	$719,224	$-	$-	$719,224
Corporate Bonds1	-	9,418	-	9,418
Asset Backed Securities	-	3,389	-	3,389
Collateralized Mortgage Obligations	-	25,388	-	25,388
Certificates of Deposit	-	4,483	-	4,483
Global Bonds3	-	5,534	-	5,534
Municipal Bonds4	-	1,526	-	1,526
U.S. Government Agency Mortgages	-	7,524	-	7,524
U.S. Treasury Obligations	-	76,162	-	76,162
Yankee Dollars1	-	7,410	-	7,410
Time Deposits	-	10,346	-	10,346
Mutual Funds	2,760	-	-	2,760
Put Options Purchased	3	-	-	3
Repurchase Agreements	-	12,900	-	12,900
Total Investments	$721,987	$164,080	$-	$886,067
TBA Sale Commitments	-	(6,106)	-	(6,106)
Other Financial Instruments2
Futures	2,143	-	-	2,143
Currency Contracts	-	(167)	-	(167)
Written Options	(13)	(154)	-	(167)
Interest Rate Swaps	-	484	-	484

Growth Portfolio
Common Stocks1	$738,166	$-	$-	$738,166
U.S. Treasury Obligations	-	172	-	172
Time Deposits	-	3,685	-	3,685
Mutual Funds	808	-	-	808
Total Investments	$738,974	$3,857	$-	$742,831
Other Financial Instruments2
Futures	51	-	-	51

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional Growth Portfolio
Common Stocks1	$923,890	$-	$-	$923,890
Corporate Bonds1	-	12,010	-	12,010
Asset Backed Securities	-	4,739	-	4,739
Collateralized Mortgage Obligations	-	37,903	-	37,903
Certificates of Deposit	-	6,078	-	6,078
Global Bonds3	-	7,507	-	7,507
Municipal Bonds4	-	1,932	-	1,932
U.S. Government Agency Mortgages	-	9,979	-	9,979
U.S. Treasury Obligations	-	103,360	-	103,360
Yankee Dollars1	-	7,480	-	7,480
Time Deposits	-	4,800	-	4,800
Mutual Funds	3,682	-	-	3,682
Put Options Purchased	4	-	-	4
Repurchase Agreements	-	15,000	-	15,000
Total Investments	$927,576	$210,788	$-	$1,138,364
TBA Sale Commitments	-	(6,652)	-	(6,652)
Other Financial Instruments2
Futures	2,935	-	-	2,935
Currency Contracts	-	(277)	-	(277)
Written Options	(15)	(201)	-	(216)
Interest Rate Swaps	-	615	-	615

Small Cap Portfolio
Common Stocks1	$143,881	$-	$-	$143,881
Preferred Stocks1	45	-	-	45
Rights	-	-	-	-
U.S. Treasury Obligations	-	20	-	20
Time Deposits	-	2,884	-	2,884
Mutual Funds	515	-	-	515
Total Investments	$144,441	$2,904	$-	$147,345
Other Financial Instruments2
Futures	11	-	-	11

Institutional Small Cap Portfolio
Common Stocks1	$211,667	$-	$-	$211,667
Preferred Stocks1	38	-	-	38
U.S. Treasury Obligations	-	50	-	50
Time Deposits	-	2,901	-	2,901
Mutual Funds	727	-	-	727
Total Investments	$212,432	$2,951	$-	$215,383
Other Financial Instruments2
Futures	23	-	-	23

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Portfolio
Common Stocks1	$206,804	$-	$-	$206,804
Time Deposits	-	8,613	-	8,613
Total Investments	$206,804	$8,613	$-	$215,417

Commodity Portfolio
Common Stocks3	$256,330	$6,959	$-	$263,289
Time Deposits	-	9,929	-	9,929
Total Investments	$256,330	$16,888	$-	$273,218

International Portfolio
Common Stocks3	$1,146,689	$1,298	$-	$1,147,987
Preferred Stocks3	540	-	-	540
Convertible Corporate Bonds1	-	260	-	260
Time Deposits	-	31,064	-	31,064
Total Investments	$1,147,228	$32,623	$-	$1,179,851
Other Financial Instruments2
Currency Contracts	-	(280)	-	(280)

Institutional International Portfolio
Common Stocks3	$1,739,838	$2,014	$-	$1,741,852
Preferred Stocks3	856	-	-	856
Time Deposits	-	46,491	-	46,491
Total Investments	$1,740,694	$48,505	$-	$1,789,199
Other Financial Instruments2
Currency Contracts	-	(420)	-	(420)

Emerging Markets Portfolio
Common Stocks3	$433,697	$12,232	$-	$445,929
Preferred Stocks3	10,388	-	-	10,388
Global Bond3	-	2	-	2
Mutual Funds	33,971	-	-	33,971
Time Deposits	-	766	-	766
Total Investments	$478,056	$13,000	$-	$491,056
Other Financial Instruments2
Futures	772	-	-	772
Currency Contracts	-	28	-	28

Core Fixed Income Portfolio
Asset Backed Securities	$-	$278	$-	$278
Collateralized Mortgage Obligations	-	2,477	-	2,477
U.S. Government Agency Mortgages	-	37,915	-	37,915
U.S. Government Agency Securities	-	5,779	-	5,779
Corporate Bonds1	-	27,023	-	27,023
U.S. Treasury Obligations	-	39,404	-	39,404
Yankee Dollars1	-	8,034	-	8,034
Time Deposits	-	754	-	754
Total Investments	$-	$121,664	$-	$121,664
TBA Sale Commitments	-	(5,800)	-	(5,800)
Other Financial Instruments2
Futures	-	-	-	-

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Fixed Opportunity Portfolio
Corporate Bonds1	$-	$376,024	$-	$376,024
Convertible Corporate Bonds1	-	291	-	291
Yankee Dollars1	-	55,814	-	55,814
Common/Preferred Stocks and Rights1	5,263	27	-	5,290
Time Deposits	-	20,604	-	20,604
Total Investments	$5,263	$452,760	$-	$458,023

U.S. Government Fixed Income Portfolio
U.S. Treasury Obligations	$-	$252,700	$-	$252,700
U.S. Government Agency Securities	-	45,044	-	45,044
Corporate Bonds1	-	5,681	-	5,681
Time Deposits	-	3,014	-	3,014
Total Investments	$-	$306,439	$-	$306,439

U.S. Corporate Fixed Income Portfolio
Corporate Bonds1	$-	$175,286	$-	$175,286
Yankee Dollars1	-	52,776	-	52,776
Time Deposits	-	13,498	-	13,498
Total Investments	$-	$241,560	$-	$241,560

U.S. Mortgage/Asset Backed Fixed Income Portfolio
U.S. Government Agency Mortgages	$-	$293,433	$-	$293,433
U.S. Treasury Obligations	-	102,095	-	102,095
Asset Backed Securities	-	2,139	-	$2,139
Collateralized Mortgage Obligations	-	16,278	-	16,278
Total Investments	$-	$413,945	$-	$413,945
TBA Sale Commitments	-	(40,593)	-	(40,593)
Other Financial Instruments2
Futures	(1)	-	-	(1)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Municipal Portfolio
Municipal Bonds4	$-	$33,903	$-	$33,903
Mutual Funds	1,261	-	-	1,261
Total Investments	$1,261	$33,903	$-	$35,164

Intermediate Municipal Portfolio
Municipal Bonds4	$-	$478,092	$-	$478,092
Corporate Bonds1	-	-	-	-
Time Deposits	-	3,202	-	3,202
Total Investments	$-	$481,294	$-	$481,294

Intermediate Municipal II Portfolio
Municipal Bonds4	$-	$63,689	$-	$63,689
Mutual Funds	1,181	-	-	1,181
Total Investments	$1,181	$63,689	$-	$64,870

1	Please see the Portfolio of Investments for industry classification.
2
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, currency contracts and swap agreements, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options, which are valued at fair value.

3	Please see the Portfolio of Investments for country classification.
4	Please see the Portfolio of Investments for state classification.

Amounts designated as "—" are $0 or have been rounded to $0.

The Trust’s policy is to disclose significant transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of March 31, 2011, based on valuation levels assigned to securities on December 31, 2010.

C.    Securities Transactions. For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date.

D.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

E.   TBA Purchase Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not exceeding 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

F.    Derivative Instruments.   Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts, and swap agreements.

Forward Currency Contracts — Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. Forwards may involve market or credit risk in excess of the amounts reflected on the Portfolio’s currency contract table. Fluctuations in the value of forward contracts held at March 31, 2011, are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Options Contracts — Purchased Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put options. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying security.

The Institutional Value Portfolio and Institutional Growth Portfolio had the following transactions in purchased options during the quarter ended March 31, 2011:

Institutional Value Portfolio	Number of Contracts	Cost of Options Purchased (000’s)

Options outstanding at December 31, 2010	257	$7

Options purchased	262	8

Options expired	(287)	(8)

Options outstanding at March 31, 2011	232	$7

Institutional Growth Portfolio	Number of Contracts	Cost of Options Purchased (000’s)

Options outstanding at December 31, 2010	330	$9

Options purchased	342	10

Options expired	(360)	(10)

Options outstanding at March 31, 2011	312	$9

Options Contracts — Written Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying security of the written option.

The Institutional Value Portfolio and Institutional Growth Portfolio had the following transactions in written call and put options during the quarter ended March 31, 2011:

Institutional Value Portfolio	Number of Contracts	Premiums Received (000’s)

Options outstanding at December 31, 2010	(1,086)	$(106)

Options written	(668)	(109)

Options expired	290	98

Options closed	16	16

Options outstanding at March 31, 2011	(1,448)	$(101)

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000’s)

Options outstanding at December 31, 2010	(1,396)	$(135)

Options written	(937)	(148)

Options expired	390	130

Options closed	33	23

Options outstanding at March 31, 2011	(1,910)	$(130)

Swap Agreements — Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swap contracts. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

The primary risks associated with the use of a swap are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain/loss as of period end is disclosed in the swap tables included in the Portfolios of Investments. The Portfolios have engaged in limited swap activity.

   3.    FEDERAL INCOME TAXES.    As of March 31, 2011, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Value Portfolio	468,187	81,172	(1,807)	79,365

Institutional Value Portfolio	773,710	116,062	(3,705)	112,357

Growth Portfolio	536,589	207,596	(1,354)	206,242

Institutional Growth Portfolio	937,097	207,105	(5,838)	201,267

Small Cap Portfolio	115,075	36,186	(3,916)	32,270

Institutional Small Cap Portfolio	168,767	50,372	(3,756)	46,616

Real Estate Portfolio	151,670	64,039	(292)	63,747

Commodity Portfolio	229,384	44,998	(1,164)	43,834

International Portfolio	914,870	274,585	(9,604)	264,981

Institutional International Portfolio	1,583,945	231,176	(31,183)	199,993

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Emerging Markets Portfolio	416,509	82,739	(8,192)	74,547

Core Fixed Income Portfolio	126,528	259	(5,123)	(4,864)

Fixed Opportunity Portfolio	423,842	34,953	(772)	34,181

U.S. Government Fixed Income Portfolio	309,996	153	(3,710)	(3,557)

U.S. Corporate Fixed Income Portfolio	242,540	754	(1,734)	(980)

U.S. Mortgage/Asset Backed Fixed Income Portfolio	414,443	694	(1,192)	(498)

Short-Term Municipal Portfolio	34,635	594	(65)	529

Intermediate Municipal Portfolio	485,115	8,775	(12,596)	(3,821)

Intermediate Municipal II Portfolio	66,058	83	(1,271)	(1,188)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the difference between book and tax amortization methods for premium and market discounts.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Financial Officer

Date	May 25, 2011

By (Signature and Title)	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date	May 25, 2011